UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Premium Income Fund
Class A Shares/Ticker: JEPAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class A Shares)	$44	0.85%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPAX-1225
JPMorgan Equity Premium Income Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Premium Income Fund
Class C Shares/Ticker: JEPCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class C Shares)	$70	1.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPCX-1225
JPMorgan Equity Premium Income Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Premium Income Fund
Class I Shares/Ticker: JEPIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPIX-1225
JPMorgan Equity Premium Income Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Premium Income Fund
Class R5 Shares/Ticker: JEPSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPSX-1225
JPMorgan Equity Premium Income Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Premium Income Fund

Class R6 Shares/Ticker: JEPRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,084,261
Total number of portfolio holdings	124
Portfolio turnover rate	93%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPRX-1225
JPMorgan Equity Premium Income Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Hedged Equity 2 Fund

Class A Shares/Ticker: JHDAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDAX-1225
JPMorgan Hedged Equity 2 Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class C Shares/Ticker: JHDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$70	1.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDCX-1225
JPMorgan Hedged Equity 2 Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class I Shares/Ticker: JHQDX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHQDX-1225
JPMorgan Hedged Equity 2 Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class R5 Shares/Ticker: JHDFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDFX-1225
JPMorgan Hedged Equity 2 Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Hedged Equity 2 Fund
Class R6 Shares/Ticker: JHDRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,425,900
Total number of portfolio holdings	155
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDRX-1225
JPMorgan Hedged Equity 2 Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class A Shares/Ticker: JHTAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$44	0.85%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTAX-1225
JPMorgan Hedged Equity 3 Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class C Shares/Ticker: JHTCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$70	1.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTCX-1225
JPMorgan Hedged Equity 3 Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Hedged Equity 3 Fund

Class I Shares/Ticker: JHQTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$31	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHQTX-1225
JPMorgan Hedged Equity 3 Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Hedged Equity 3 Fund

Class R5 Shares/Ticker: JHTGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTGX-1225
JPMorgan Hedged Equity 3 Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class R6 Shares/Ticker: JHTRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$18	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,806,865
Total number of portfolio holdings	155
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTRX-1225
JPMorgan Hedged Equity 3 Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class A Shares/Ticker: JPDAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$44	0.85%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDAX-1225
JPMorgan Preferred and Income Securities Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class C Shares/Ticker: JPDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$69	1.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDCX-1225
JPMorgan Preferred and Income Securities Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class I Shares/Ticker: JPDIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$31	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDIX-1225
JPMorgan Preferred and Income Securities Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class R6 Shares/Ticker: JPDRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,880,119
Total number of portfolio holdings	164
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDRX-1225
JPMorgan Preferred and Income Securities Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class I Shares/Ticker: JSBSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBSX-1225
JPMorgan SmartRetirement® Blend 2065 Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class R2 Shares/Ticker: JSBZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$43	0.81%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBZX-1225
JPMorgan SmartRetirement® Blend 2065 Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class R3 Shares/Ticker: JSBPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$30	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBPX-1225
JPMorgan SmartRetirement® Blend 2065 Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class R4 Shares/Ticker: JSBQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBQX-1225
JPMorgan SmartRetirement® Blend 2065 Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund
Class R5 Shares/Ticker: JSMDX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMDX-1225
JPMorgan SmartRetirement® Blend 2065 Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R6 Shares/Ticker: JSBYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$121,301
Total number of portfolio holdings	17
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBYX-1225
JPMorgan SmartRetirement® Blend 2065 Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class A Shares/Ticker: JSMEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMEX-1225
JPMorgan SmartRetirement® 2065 Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class C Shares/Ticker: JSMHX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$52	1.00%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMHX-1225
JPMorgan SmartRetirement® 2065 Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class I Shares/Ticker: JSMJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMJX-1225
JPMorgan SmartRetirement® 2065 Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R2 Shares/Ticker: JSMKX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$39	0.75%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMKX-1225
JPMorgan SmartRetirement® 2065 Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R3 Shares/Ticker: JSMPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMPX-1225
JPMorgan SmartRetirement® 2065 Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class R4 Shares/Ticker: JSMLX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMLX-1225
JPMorgan SmartRetirement® 2065 Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R5 Shares/Ticker: JSMMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMMX-1225
JPMorgan SmartRetirement® 2065 Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class R6 Shares/Ticker: JSMOX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$125,660
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMOX-1225
JPMorgan SmartRetirement® 2065 Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan SmartRetirement® Funds
December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMorgan SmartRetirement® 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 77.2%
Fixed Income — 52.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	58,904	614,959
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	28,016	205,081
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,167	34,465
JPMorgan High Yield Fund Class R6 Shares (a)	20,613	135,837
Total Fixed Income		990,342
International Equity — 5.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	339	14,210
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,011	21,234
JPMorgan International Equity Fund Class R6 Shares (a)	2,666	58,615
Total International Equity		94,059
U.S. Equity — 19.8%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	218	9,821
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	422	9,495
JPMorgan Small Cap Value Fund Class R6 Shares (a)	338	9,583
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,389	172,951
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,611	173,066
Total U.S. Equity		374,916
Total Investment Companies (Cost $1,213,220)		1,459,317
Exchange-Traded Funds — 20.2%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	41	3,812
JPMorgan Realty Income ETF (a)	245	11,424
Total Alternative Assets		15,236
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,974	95,110
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	719	35,220
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — continued
JPMorgan Global Select Equity ETF (a)	1,120	75,798
JPMorgan International Research Enhanced Equity ETF (a)	1,450	108,604
Total International Equity		219,622
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	492	52,474
Total Exchange-Traded Funds (Cost $282,988)		382,442
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $46,545)	46,545	46,545
Total Investments — 99.9% (Cost $1,542,753)		1,888,304
Other Assets in Excess of Liabilities — 0.1%		2,077
NET ASSETS — 100.0%		1,890,381

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	1

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 78.2%
Fixed Income — 51.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	62,570	653,229
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	29,760	217,847
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,344	35,642
JPMorgan High Yield Fund Class R6 Shares (a)	21,395	140,994
Total Fixed Income		1,047,712
International Equity — 5.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	391	16,381
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,165	24,470
JPMorgan International Equity Fund Class R6 Shares (a)	3,070	67,510
Total International Equity		108,361
U.S. Equity — 21.3%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	250	11,288
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	485	10,909
JPMorgan Small Cap Value Fund Class R6 Shares (a)	389	11,019
JPMorgan U.S. Equity Fund Class R6 Shares (a)	7,357	199,153
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,159	199,308
Total U.S. Equity		431,677
Total Investment Companies (Cost $1,345,771)		1,587,750
Exchange-Traded Funds — 20.9%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	48	4,385
JPMorgan Realty Income ETF (a)	281	13,140
Total Alternative Assets		17,525
Fixed Income — 4.6%
JPMorgan Inflation Managed Bond ETF (a)	1,922	92,625
International Equity — 12.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	828	40,586
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — continued
JPMorgan Global Select Equity ETF (a)	1,291	87,335
JPMorgan International Research Enhanced Equity ETF (a)	1,671	125,126
Total International Equity		253,047
U.S. Equity — 3.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	566	60,385
Total Exchange-Traded Funds (Cost $307,800)		423,582
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $46,667)	46,667	46,667
Total Investments — 101.4% (Cost $1,700,238)		2,057,999
Liabilities in Excess of Other Assets — (1.4)%		(28,793)
NET ASSETS — 100.0%		2,029,206

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 76.8%
Fixed Income — 43.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	92,910	969,979
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	44,176	323,366
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,193	47,981
JPMorgan High Yield Fund Class R6 Shares (a)	29,596	195,037
Total Fixed Income		1,536,363
International Equity — 6.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	242	10,140
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,667	55,998
JPMorgan International Equity Fund Class R6 Shares (a)	7,036	154,715
Total International Equity		220,853
U.S. Equity — 27.6%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	569	25,679
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,104	24,815
JPMorgan Small Cap Value Fund Class R6 Shares (a)	883	25,066
JPMorgan U.S. Equity Fund Class R6 Shares (a)	16,856	456,298
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,528	456,577
Total U.S. Equity		988,435
Total Investment Companies (Cost $2,210,104)		2,745,651
Exchange-Traded Funds — 22.2%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	107	9,954
JPMorgan Realty Income ETF (a)	639	29,831
Total Alternative Assets		39,785
Fixed Income — 2.0%
JPMorgan Inflation Managed Bond ETF (a)	1,499	72,214
International Equity — 15.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,158	56,741
JPMorgan Global Select Equity ETF (a)	2,954	199,930
JPMorgan International Research Enhanced Equity ETF (a)	3,829	286,717
Total International Equity		543,388
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,293	137,876
Total Exchange-Traded Funds (Cost $558,890)		793,263
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $2,380)	2,366	2,381
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $50,313)	50,313	50,313
Total Investments — 100.5% (Cost $2,821,687)		3,591,608
Liabilities in Excess of Other Assets — (0.5)%		(19,501)
NET ASSETS — 100.0%		3,572,107

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	3

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	897	03/20/2026	USD	63,301	1,181

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.9%
Fixed Income — 32.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	21,575	225,241
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	92,324	675,812
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,747	31,663
JPMorgan High Yield Fund Class R6 Shares (a)	20,479	134,958
Total Fixed Income		1,067,674
International Equity — 7.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	414	17,306
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,033	63,702
JPMorgan International Equity Fund Class R6 Shares (a)	8,013	176,202
Total International Equity		257,210
U.S. Equity — 35.8%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	6,167	274,755
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	391	17,654
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	759	17,056
JPMorgan Small Cap Value Fund Class R6 Shares (a)	607	17,238
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,681	289,126
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,039	289,369
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,564	276,023
Total U.S. Equity		1,181,221
Total Investment Companies (Cost $1,763,925)		2,506,105
Exchange-Traded Funds — 23.3%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	122	11,322
JPMorgan Realty Income ETF (a)	727	33,934
Total Alternative Assets		45,256
International Equity — 19.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,473	72,170
JPMorgan Global Select Equity ETF (a)	3,358	227,195
JPMorgan International Research Enhanced Equity ETF (a)	4,362	326,650
Total International Equity		626,015
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 2.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	904	96,421
Total Exchange-Traded Funds (Cost $543,761)		767,692
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $2,306)	2,292	2,306
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $63,570)	63,570	63,570
Total Investments — 101.2% (Cost $2,373,562)		3,339,673
Liabilities in Excess of Other Assets — (1.2)%		(39,193)
NET ASSETS — 100.0%		3,300,480

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	5

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	831	03/20/2026	USD	58,644	1,107

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 72.2%
Fixed Income — 21.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	15,208	158,774
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	65,080	476,383
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,475	23,174
JPMorgan High Yield Fund Class R6 Shares (a)	15,514	102,238
Total Fixed Income		760,569
International Equity — 9.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	605	25,326
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,710	77,897
JPMorgan International Equity Fund Class R6 Shares (a)	9,773	214,917
Total International Equity		318,140
U.S. Equity — 41.3%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	7,530	335,473
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	485	21,877
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	940	21,138
JPMorgan Small Cap Value Fund Class R6 Shares (a)	753	21,358
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12,973	351,173
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,334	351,466
JPMorgan Value Advantage Fund Class R6 Shares (a)	9,236	337,036
Total U.S. Equity		1,439,521
Total Investment Companies (Cost $1,571,983)		2,518,230
Exchange-Traded Funds — 27.0%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	151	14,024
JPMorgan Realty Income ETF (a)	900	42,031
Total Alternative Assets		56,055
International Equity — 22.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,914	93,757
JPMorgan Global Select Equity ETF (a)	4,096	277,204
JPMorgan International Research Enhanced Equity ETF (a)	5,320	398,374
Total International Equity		769,335
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,111	118,484
Total Exchange-Traded Funds (Cost $669,461)		943,874
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $2,384)	2,370	2,385
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $63,987)	63,987	63,987
Total Investments — 101.1% (Cost $2,307,815)		3,528,476
Liabilities in Excess of Other Assets — (1.1)%		(38,475)
NET ASSETS — 100.0%		3,490,001

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	7

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	880	03/20/2026	USD	62,102	1,165

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 69.4%
Fixed Income — 13.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,424	77,510
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	31,771	232,560
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,710	11,403
JPMorgan High Yield Fund Class R6 Shares (a)	8,433	55,577
Total Fixed Income		377,050
International Equity — 10.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	564	23,609
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,167	66,517
JPMorgan International Equity Fund Class R6 Shares (a)	8,379	184,261
Total International Equity		274,387
U.S. Equity — 45.4%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	6,452	287,420
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	412	18,614
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	800	17,984
JPMorgan Small Cap Value Fund Class R6 Shares (a)	640	18,175
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,156	301,999
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,307	302,212
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,915	288,809
Total U.S. Equity		1,235,213
Total Investment Companies (Cost $1,177,353)		1,886,650
Exchange-Traded Funds — 29.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	129	11,979
JPMorgan Realty Income ETF (a)	769	35,904
Total Alternative Assets		47,883
International Equity — 24.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,687	82,677
JPMorgan Global Select Equity ETF (a)	3,512	237,662
JPMorgan International Research Enhanced Equity ETF (a)	4,562	341,575
Total International Equity		661,914
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	951	101,366
Total Exchange-Traded Funds (Cost $578,635)		811,163
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $1,932)	1,920	1,932
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $59,703)	59,703	59,703
Total Investments — 101.5% (Cost $1,817,623)		2,759,448
Liabilities in Excess of Other Assets — (1.5)%		(39,559)
NET ASSETS — 100.0%		2,719,889

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	9

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	686	03/20/2026	USD	48,411	913

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.1%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,080	42,597
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	17,460	127,807
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,009	6,733
JPMorgan High Yield Fund Class R6 Shares (a)	5,717	37,673
Total Fixed Income		214,810
International Equity — 10.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	613	25,666
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,267	68,610
JPMorgan International Equity Fund Class R6 Shares (a)	8,641	190,000
Total International Equity		284,276
U.S. Equity — 48.2%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	6,660	296,686
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	423	19,120
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	822	18,477
JPMorgan Small Cap Value Fund Class R6 Shares (a)	658	18,663
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,511	311,613
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,507	311,834
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,168	298,050
Total U.S. Equity		1,274,443
Total Investment Companies (Cost $1,061,509)		1,773,529
Exchange-Traded Funds — 31.7%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	134	12,402
JPMorgan Realty Income ETF (a)	796	37,169
Total Alternative Assets		49,571
International Equity — 25.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,776	87,022
JPMorgan Global Select Equity ETF (a)	3,622	245,116
JPMorgan International Research Enhanced Equity ETF (a)	4,703	352,142
Total International Equity		684,280
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	983	104,800
Total Exchange-Traded Funds (Cost $600,791)		838,651
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $1,778)	1,767	1,778
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $56,488)	56,488	56,488
Total Investments — 101.1% (Cost $1,720,566)		2,670,446
Liabilities in Excess of Other Assets — (1.1)%		(27,846)
NET ASSETS — 100.0%		2,642,600

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	11

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	665	03/20/2026	USD	46,929	875

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.2%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,752	28,735
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,778	86,215
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	681	4,542
JPMorgan High Yield Fund Class R6 Shares (a)	3,857	25,413
Total Fixed Income		144,905
International Equity — 10.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	414	17,314
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,204	46,282
JPMorgan International Equity Fund Class R6 Shares (a)	5,828	128,170
Total International Equity		191,766
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	4,534	202,007
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	286	12,898
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	554	12,465
JPMorgan Small Cap Value Fund Class R6 Shares (a)	444	12,590
JPMorgan U.S. Equity Fund Class R6 Shares (a)	7,808	211,360
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,414	211,497
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,535	201,984
Total U.S. Equity		864,801
Total Investment Companies (Cost $784,451)		1,201,472
Exchange-Traded Funds — 31.7%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	90	8,366
JPMorgan Realty Income ETF (a)	537	25,073
Total Alternative Assets		33,439
International Equity — 25.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,198	58,703
JPMorgan Global Select Equity ETF (a)	2,444	165,353
JPMorgan International Research Enhanced Equity ETF (a)	3,172	237,545
Total International Equity		461,601
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	663	70,668
Total Exchange-Traded Funds (Cost $406,351)		565,708
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $1,312)	1,303	1,312
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $44,925)	44,925	44,925
Total Investments — 101.5% (Cost $1,237,039)		1,813,417
Liabilities in Excess of Other Assets — (1.5)%		(26,223)
NET ASSETS — 100.0%		1,787,194

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	13

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	448	03/20/2026	USD	31,615	589

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.9%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,243	12,979
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,320	38,943
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	308	2,052
JPMorgan High Yield Fund Class R6 Shares (a)	1,742	11,480
Total Fixed Income		65,454
International Equity — 10.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	187	7,822
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	996	20,907
JPMorgan International Equity Fund Class R6 Shares (a)	2,632	57,888
Total International Equity		86,617
U.S. Equity — 48.1%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	2,028	90,329
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	129	5,822
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	250	5,625
JPMorgan Small Cap Value Fund Class R6 Shares (a)	200	5,683
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,505	94,894
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,982	94,976
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,488	90,784
Total U.S. Equity		388,113
Total Investment Companies (Cost $405,571)		540,184
Exchange-Traded Funds — 31.6%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	41	3,780
JPMorgan Realty Income ETF (a)	242	11,328
Total Alternative Assets		15,108
International Equity — 25.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	541	26,519
JPMorgan Global Select Equity ETF (a)	1,104	74,683
JPMorgan International Research Enhanced Equity ETF (a)	1,433	107,300
Total International Equity		208,502
U.S. Equity — 3.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	300	31,924
Total Exchange-Traded Funds (Cost $187,317)		255,534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $740)	736	741
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $20,815)	20,815	20,815
Total Investments — 101.2% (Cost $614,443)		817,274
Liabilities in Excess of Other Assets — (1.2)%		(9,908)
NET ASSETS — 100.0%		807,366

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	15

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	203	03/20/2026	USD	14,326	269
S&P 500 E-Mini Index	7	03/20/2026	USD	2,413	(22)
					247

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.5%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	190	1,988
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	815	5,964
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	47	314
JPMorgan High Yield Fund Class R6 Shares (a)	267	1,757
Total Fixed Income		10,023
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29	1,197
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	152	3,200
JPMorgan International Equity Fund Class R6 Shares (a)	406	8,924
Total International Equity		13,321
U.S. Equity — 47.9%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	316	14,073
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	20	901
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	38	854
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31	872
JPMorgan U.S. Equity Fund Class R6 Shares (a)	544	14,724
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	307	14,736
JPMorgan Value Advantage Fund Class R6 Shares (a)	385	14,074
Total U.S. Equity		60,234
Total Investment Companies (Cost $78,408)		83,578
Exchange-Traded Funds — 31.4%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7	578
JPMorgan Realty Income ETF (a)	37	1,732
Total Alternative Assets		2,310
International Equity — 25.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	83	4,059
JPMorgan Global Select Equity ETF (a)	170	11,537
JPMorgan International Research Enhanced Equity ETF (a)	221	16,527
Total International Equity		32,123
U.S. Equity — 4.0%
SPDR S&P MidCap 400 ETF Trust	8	5,022
Total Exchange-Traded Funds (Cost $34,554)		39,455
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $224)	223	224
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $3,162)	3,162	3,162
Total Investments — 100.6% (Cost $116,348)		126,419
Liabilities in Excess of Other Assets — (0.6)%		(759)
NET ASSETS — 100.0%		125,660

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	17

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	31	03/20/2026	USD	2,188	39
S&P 500 E-Mini Index	2	03/20/2026	USD	689	(9)
					30

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan SmartRetirement® Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
ASSETS:
Investments in non-affiliates, at value	$—	$—	$2,381	$2,306
Investments in affiliates, at value	1,888,304	2,057,999	3,589,227	3,337,367
Cash	— (a)	— (a)	— (a)	—
Receivables:
Investment securities sold	179,373	365,127	709,396	878,036
Fund shares sold	3,633	3,632	7,305	7,070
Interest from non-affiliates	—	—	41	40
Dividends from affiliates	484	453	428	204
Securities lending income	—	—	—	1
Due from adviser	29	27	40	38
Total Assets	2,071,823	2,427,238	4,308,818	4,225,062
LIABILITIES:
Payables:
Due to custodian	—	—	—	— (a)
Distributions	2,257	2,181	3,403	2,862
Fund shares redeemed	178,814	395,492	732,450	920,930
Variation margin on futures contracts	—	—	253	246
Accrued liabilities:
Distribution fees	163	139	223	219
Service fees	122	149	275	235
Custodian and accounting fees	15	19	30	29
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	1	— (a)
Other	71	52	76	61
Total Liabilities	181,442	398,032	736,711	924,582
Net Assets	$1,890,381	$2,029,206	$3,572,107	$3,300,480

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
NET ASSETS:
Paid-in-Capital	$1,579,458	$1,691,919	$2,755,979	$2,162,480
Total distributable earnings (loss)	310,923	337,287	816,128	1,138,000
Total Net Assets	$1,890,381	$2,029,206	$3,572,107	$3,300,480
Net Assets:
Class A	$513,718	$414,037	$627,256	$616,334
Class C	5,193	6,233	7,675	6,764
Class I	114,613	90,673	208,755	135,878
Class R2	105,275	92,317	172,924	169,127
Class R3	8,040	12,195	17,135	23,876
Class R4	14,322	2,581	41,159	4,677
Class R5	421,681	451,422	929,784	751,904
Class R6	707,539	959,748	1,567,419	1,591,920
Total	$1,890,381	$2,029,206	$3,572,107	$3,300,480
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	31,388	23,815	31,827	28,884
Class C	317	359	394	322
Class I	6,983	5,194	10,548	6,312
Class R2	6,459	5,343	8,837	7,977
Class R3	492	705	869	1,127
Class R4	873	147	2,090	218
Class R5	25,623	25,857	46,798	34,906
Class R6	43,018	54,983	78,949	73,908
Net Asset Value (a):
Class A — Redemption price per share	$16.37	$17.39	$19.71	$21.34
Class C — Offering price per share (b)	16.37	17.37	19.46	21.02
Class I — Offering and redemption price per share	16.42	17.46	19.79	21.53
Class R2 — Offering and redemption price per share	16.30	17.28	19.57	21.20
Class R3 — Offering and redemption price per share	16.33	17.29	19.70	21.19
Class R4 — Offering and redemption price per share	16.40	17.42	19.69	21.53
Class R5 — Offering and redemption price per share	16.46	17.46	19.87	21.54
Class R6 — Offering and redemption price per share	16.45	17.46	19.85	21.54
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$17.14	$18.21	$20.64	$22.35
Cost of investments in non-affiliates	$—	$—	$2,380	$2,306
Cost of investments in affiliates	1,542,753	1,700,238	2,819,307	2,371,256

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$2,385	$1,932	$1,778	$1,312
Investments in affiliates, at value	3,526,091	2,757,516	2,668,668	1,812,105
Cash	— (a)	—	—	— (a)
Receivables:
Investment securities sold	815,633	715,657	542,082	357,512
Fund shares sold	6,208	5,206	5,826	4,161
Interest from non-affiliates	40	33	30	23
Dividends from affiliates	204	175	163	114
Securities lending income	4	—	—	2
Due from adviser	38	34	33	29
Total Assets	4,350,603	3,480,553	3,218,580	2,175,258
LIABILITIES:
Payables:
Due to custodian	—	— (a)	— (a)	—
Distributions	2,663	1,920	1,841	1,316
Fund shares redeemed	857,112	758,089	573,508	386,336
Variation margin on futures contracts	254	202	188	126
Accrued liabilities:
Distribution fees	211	183	163	120
Service fees	269	196	202	132
Custodian and accounting fees	29	23	21	15
Trustees’ and Chief Compliance Officer’s fees	1	1	1	1
Other	63	50	56	18
Total Liabilities	860,602	760,664	575,980	388,064
Net Assets	$3,490,001	$2,719,889	$2,642,600	$1,787,194

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	21

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
NET ASSETS:
Paid-in-Capital	$2,055,570	$1,576,054	$1,535,241	$1,138,501
Total distributable earnings (loss)	1,434,431	1,143,835	1,107,359	648,693
Total Net Assets	$3,490,001	$2,719,889	$2,642,600	$1,787,194
Net Assets:
Class A	$595,413	$514,817	$436,495	$301,501
Class C	11,041	6,129	8,058	5,481
Class I	199,194	112,045	158,877	65,644
Class R2	156,861	142,099	132,618	112,782
Class R3	16,280	17,115	16,106	8,676
Class R4	52,892	4,404	13,487	1,715
Class R5	953,311	639,939	742,567	508,146
Class R6	1,505,009	1,283,341	1,134,392	783,249
Total	$3,490,001	$2,719,889	$2,642,600	$1,787,194
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	25,254	21,347	17,366	9,870
Class C	483	261	330	182
Class I	8,403	4,614	6,277	2,139
Class R2	6,733	5,964	5,342	3,722
Class R3	689	714	643	285
Class R4	2,244	182	535	56
Class R5	40,046	26,299	29,257	16,542
Class R6	63,252	52,764	44,674	25,482
Net Asset Value (a):
Class A — Redemption price per share	$23.58	$24.12	$25.13	$30.55
Class C — Offering price per share (b)	22.85	23.49	24.44	30.00
Class I — Offering and redemption price per share	23.70	24.29	25.31	30.68
Class R2 — Offering and redemption price per share	23.30	23.83	24.82	30.30
Class R3 — Offering and redemption price per share	23.60	23.98	25.02	30.44
Class R4 — Offering and redemption price per share	23.57	24.22	25.22	30.70
Class R5 — Offering and redemption price per share	23.81	24.33	25.38	30.72
Class R6 — Offering and redemption price per share	23.79	24.32	25.39	30.74
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.69	$25.26	$26.31	$31.99
Cost of investments in non-affiliates	$2,384	$1,932	$1,778	$1,312
Cost of investments in affiliates	2,305,431	1,815,691	1,718,788	1,235,727

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$741	$5,246
Investments in affiliates, at value	816,533	121,173
Cash	—	— (a)
Receivables:
Investment securities sold	199,359	206
Fund shares sold	2,375	462
Interest from non-affiliates	12	4
Dividends from non-affiliates	—	18
Dividends from affiliates	57	8
Securities lending income	—	— (a)
Due from adviser	20	21
Other assets	—	37
Total Assets	1,019,097	127,175
LIABILITIES:
Payables:
Due to custodian	— (a)	—
Distributions	479	7
Investment securities purchased	—	1,330
Fund shares redeemed	211,076	118
Variation margin on futures contracts	76	12
Accrued liabilities:
Distribution fees	29	3
Service fees	48	4
Custodian and accounting fees	8	9
Trustees’ and Chief Compliance Officer’s fees	1	2
Other	14	30
Total Liabilities	211,731	1,515
Net Assets	$807,366	$125,660

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
NET ASSETS:
Paid-in-Capital	$586,332	$111,850
Total distributable earnings (loss)	221,034	13,810
Total Net Assets	$807,366	$125,660
Net Assets:
Class A	$77,636	$9,972
Class C	3,378	213
Class I	48,090	1,839
Class R2	17,903	444
Class R3	6,877	48
Class R4	8,838	40
Class R5	213,186	24,504
Class R6	431,458	88,600
Total	$807,366	$125,660
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,008	435
Class C	132	8
Class I	1,857	80
Class R2	700	18
Class R3	267	2
Class R4	343	2
Class R5	8,234	1,066
Class R6	16,626	3,846
Net Asset Value (a):
Class A — Redemption price per share	$25.81	$22.93
Class C — Offering price per share (b)	25.43	22.85
Class I — Offering and redemption price per share	25.88	22.96
Class R2 — Offering and redemption price per share	25.61	22.90
Class R3 — Offering and redemption price per share	25.83	23.41
Class R4 — Offering and redemption price per share	25.81	23.02
Class R5 — Offering and redemption price per share	25.89	23.01
Class R6 — Offering and redemption price per share	25.95	23.04
Class A maximum sales charge	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$27.03	$24.01
Cost of investments in non-affiliates	$740	$4,841
Cost of investments in affiliates	613,703	111,507

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan SmartRetirement® Funds	December 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9	$9	$83	$78
Dividend income from affiliates	41,077	47,760	76,439	74,103
Income from securities lending (net)	2	1	2	3
Total investment income	41,088	47,770	76,524	74,184
EXPENSES:
Distribution fees:
Class A	686	574	853	822
Class C	21	27	33	26
Class R2	267	234	435	425
Class R3	11	17	25	32
Service fees:
Class A	686	574	853	822
Class C	7	9	11	9
Class I	146	117	260	169
Class R2	134	117	217	213
Class R3	11	17	25	32
Class R4	18	3	51	6
Class R5	223	245	484	388
Custodian and accounting fees	35	35	58	56
Professional fees	17	45	41	41
Trustees’ and Chief Compliance Officer’s fees	15	16	18	17
Printing and mailing costs	25	17	26	26
Registration and filing fees	68	57	90	80
Transfer agency fees (See Note 2.H.)	92	51	68	64
Other	12	13	26	24
Total expenses	2,474	2,168	3,574	3,252
Less fees waived	(505)	(178)	(258)	(247)
Less expense reimbursements	(183)	(177)	(250)	(235)
Net expenses	1,786	1,813	3,066	2,770
Net investment income (loss)	39,302	45,957	73,458	71,414
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	25

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$—	$—	$1	$4
Investments in affiliates	43,703	74,919	136,201	160,015
Futures contracts	—	—	10,361	10,019
Net realized gain (loss)	43,703	74,919	146,563	170,038
Distribution of capital gains received from investment company affiliates	23,607	29,560	68,502	120,309
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	—	—	3	1
Investments in affiliates	10,527	(7,064)	(8,264)	(71,938)
Futures contracts	—	—	(1,267)	(1,241)
Change in net unrealized appreciation/depreciation	10,527	(7,064)	(9,528)	(73,178)
Net realized/unrealized gains (losses)	77,837	97,415	205,537	217,169
Change in net assets resulting from operations	$117,139	$143,372	$278,995	$288,583
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$80	$64	$58	$41
Dividend income from affiliates	71,770	54,441	48,650	32,728
Income from securities lending (net)	9	— (a)	—	7
Total investment income	71,859	54,505	48,708	32,776
EXPENSES:
Distribution fees:
Class A	800	681	585	390
Class C	42	23	31	21
Class R2	394	354	330	281
Class R3	24	23	22	12
Service fees:
Class A	800	681	585	390
Class C	14	7	11	7
Class I	245	138	195	79
Class R2	197	177	165	141
Class R3	24	23	22	12
Class R4	65	4	16	2
Class R5	485	325	374	253
Custodian and accounting fees	58	46	42	30
Professional fees	42	38	39	36
Trustees’ and Chief Compliance Officer’s fees	18	17	17	15
Printing and mailing costs	27	27	28	28
Registration and filing fees	78	75	71	66
Transfer agency fees (See Note 2.H.)	66	56	50	34
Other	24	21	20	13
Total expenses	3,403	2,716	2,603	1,810
Less fees waived	(243)	(205)	(178)	(116)
Less expense reimbursements	(239)	(216)	(208)	(181)
Net expenses	2,921	2,295	2,217	1,513
Net investment income (loss)	68,938	52,210	46,491	31,263

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	27

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2	$1	$1	$1
Investments in affiliates	166,230	135,768	83,745	29,628
Futures contracts	10,233	8,125	7,462	4,960
Net realized gain (loss)	176,465	143,894	91,208	34,589
Distribution of capital gains received from investment company affiliates	142,873	125,199	122,629	82,557
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3	1	1	— (a)
Investments in affiliates	(70,197)	(55,849)	(8,234)	19,310
Futures contracts	(1,232)	(982)	(866)	(568)
Change in net unrealized appreciation/depreciation	(71,426)	(56,830)	(9,099)	18,742
Net realized/unrealized gains (losses)	247,912	212,263	204,738	135,888
Change in net assets resulting from operations	$316,850	$264,473	$251,229	$167,151

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$24	$3
Dividend income from non-affiliates	—	31
Dividend income from affiliates	15,264	1,839
Income from securities lending (net)	—	11
Total investment income	15,288	1,884
EXPENSES:
Distribution fees:
Class A	109	15
Class C	13	— (a)
Class R2	43	1
Class R3	10	1
Service fees:
Class A	109	15
Class C	4	— (a)
Class I	57	2
Class R2	21	— (a)
Class R3	10	1
Class R4	10	— (a)
Class R5	106	11
Custodian and accounting fees	16	16
Professional fees	36	19
Trustees’ and Chief Compliance Officer’s fees	14	14
Printing and mailing costs	25	14
Registration and filing fees	47	70
Transfer agency fees (See Note 2.H.)	20	6
Other	9	9
Total expenses	659	194
Less fees waived	(38)	(6)
Less expense reimbursements	(138)	(145)
Net expenses	483	43
Net investment income (loss)	14,805	1,841

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	29

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1	$41
Investments in affiliates	7,442	(207)
Futures contracts	2,372	282
Net realized gain (loss)	9,815	116
Distribution of capital gains received from investment company affiliates	38,451	4,753
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1	219
Investments in affiliates	14,346	1,686
Futures contracts	(270)	(27)
Change in net unrealized appreciation/depreciation	14,077	1,878
Net realized/unrealized gains (losses)	62,343	6,747
Change in net assets resulting from operations	$77,148	$8,588
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan SmartRetirement® Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,302	$41,414	$45,957	$82,237
Net realized gain (loss)	43,703	15,147	74,919	41,461
Distributions of capital gains received from investment company affiliates	23,607	10,829	29,560	31,456
Change in net unrealized appreciation/depreciation	10,527	84,450	(7,064)	85,920
Change in net assets resulting from operations	117,139	151,840	143,372	241,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(23,711)	(10,815)	(28,854)	(21,096)
Class C	(209)	(72)	(378)	(345)
Class I	(5,347)	(1,995)	(6,276)	(4,141)
Class R2	(4,528)	(1,413)	(5,933)	(4,031)
Class R3	(355)	(131)	(804)	(588)
Class R4	(676)	(89)	(178)	(118)
Class R5	(20,206)	(8,798)	(32,423)	(25,677)
Class R6	(42,403)	(14,463)	(95,830)	(64,686)
Total distributions to shareholders	(97,435)	(37,776)	(170,676)	(120,682)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(258,836)	959,080	(472,949)	(329,000)
NET ASSETS:
Change in net assets	(239,132)	1,073,144	(500,253)	(208,608)
Beginning of period	2,129,513	1,056,369	2,529,459	2,738,067
End of period	$1,890,381	$2,129,513	$2,029,206	$2,529,459
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$73,458	$114,249	$71,414	$94,904
Net realized gain (loss)	146,563	45,232	170,038	39,038
Distributions of capital gains received from investment company affiliates	68,502	63,428	120,309	84,341
Change in net unrealized appreciation/depreciation	(9,528)	194,281	(73,178)	209,924
Change in net assets resulting from operations	278,995	417,190	288,583	428,207
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(35,217)	(35,071)	(34,900)	(27,968)
Class C	(372)	(459)	(331)	(317)
Class I	(11,686)	(10,638)	(7,630)	(5,815)
Class R2	(8,973)	(8,645)	(8,866)	(7,145)
Class R3	(902)	(960)	(1,271)	(1,040)
Class R4	(2,321)	(1,986)	(262)	(134)
Class R5	(53,590)	(52,919)	(43,571)	(36,333)
Class R6	(132,649)	(110,897)	(145,405)	(103,152)
Total distributions to shareholders	(245,710)	(221,575)	(242,236)	(181,904)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(664,578)	(137,420)	(770,205)	35,293
NET ASSETS:
Change in net assets	(631,293)	58,195	(723,858)	281,596
Beginning of period	4,203,400	4,145,205	4,024,338	3,742,742
End of period	$3,572,107	$4,203,400	$3,300,480	$4,024,338
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$68,938	$82,996	$52,210	$56,322
Net realized gain (loss)	176,465	43,005	143,894	25,069
Distributions of capital gains received from investment company affiliates	142,873	98,413	125,199	83,583
Change in net unrealized appreciation/depreciation	(71,426)	236,394	(56,830)	205,597
Change in net assets resulting from operations	316,850	460,808	264,473	370,571
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(33,315)	(27,985)	(26,374)	(20,807)
Class C	(558)	(454)	(278)	(223)
Class I	(11,025)	(8,565)	(5,717)	(4,096)
Class R2	(8,102)	(6,571)	(6,744)	(5,125)
Class R3	(852)	(833)	(816)	(711)
Class R4	(2,949)	(2,185)	(227)	(115)
Class R5	(54,194)	(43,681)	(33,596)	(26,685)
Class R6	(134,611)	(96,303)	(107,575)	(74,707)
Total distributions to shareholders	(245,606)	(186,577)	(181,327)	(132,469)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(703,647)	27,433	(618,930)	88,247
NET ASSETS:
Change in net assets	(632,403)	301,664	(535,784)	326,349
Beginning of period	4,122,404	3,820,740	3,255,673	2,929,324
End of period	$3,490,001	$4,122,404	$2,719,889	$3,255,673
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$46,491	$47,093	$31,263	$30,535
Net realized gain (loss)	91,208	18,486	34,589	5,459
Distributions of capital gains received from investment company affiliates	122,629	80,344	82,557	51,840
Change in net unrealized appreciation/depreciation	(9,099)	202,524	18,742	139,291
Change in net assets resulting from operations	251,229	348,447	167,151	227,125
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,819)	(10,236)	(13,725)	(5,655)
Class C	(356)	(152)	(217)	(77)
Class I	(7,879)	(3,621)	(2,987)	(1,238)
Class R2	(6,132)	(2,561)	(4,703)	(1,838)
Class R3	(752)	(405)	(369)	(187)
Class R4	(674)	(259)	(78)	(32)
Class R5	(37,982)	(18,466)	(23,938)	(11,624)
Class R6	(87,559)	(37,137)	(55,149)	(22,271)
Total distributions to shareholders	(163,153)	(72,837)	(101,166)	(42,922)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(440,506)	44,934	(256,218)	94,398
NET ASSETS:
Change in net assets	(352,430)	320,544	(190,233)	278,601
Beginning of period	2,995,030	2,674,486	1,977,427	1,698,826
End of period	$2,642,600	$2,995,030	$1,787,194	$1,977,427
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,805	$13,297	$1,841	$970
Net realized gain (loss)	9,815	542	116	(94)
Distributions of capital gains received from investment company affiliates	38,451	21,703	4,753	1,498
Change in net unrealized appreciation/depreciation	14,077	62,887	1,878	5,497
Change in net assets resulting from operations	77,148	98,429	8,588	7,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,318)	(1,912)	(362)	(95)
Class C	(116)	(75)	(6)	(1)
Class I	(1,979)	(1,026)	(61)	(11)
Class R2	(672)	(354)	(14)	(1)
Class R3	(261)	(206)	(1)	— (a)
Class R4	(368)	(179)	(1)	— (a)
Class R5	(9,076)	(5,625)	(828)	(301)
Class R6	(27,559)	(13,380)	(3,043)	(748)
Total distributions to shareholders	(43,349)	(22,757)	(4,316)	(1,157)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(118,905)	134,996	30,996	53,647
NET ASSETS:
Change in net assets	(85,106)	210,668	35,268	60,361
Beginning of period	892,472	681,804	90,392	30,031
End of period	$807,366	$892,472	$125,660	$90,392

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,668	$44,421	$19,010	$47,514
Net assets acquired in Fund reorganization (See Note 8)	—	242,569	—	—
Distributions reinvested	22,965	10,528	27,892	20,200
Cost of shares redeemed	(79,751)	(96,253)	(92,483)	(154,617)
Change in net assets resulting from Class A capital transactions	(41,118)	201,265	(45,581)	(86,903)
Class C
Proceeds from shares issued	350	839	305	790
Net assets acquired in Fund reorganization (See Note 8)	—	3,283	—	—
Distributions reinvested	208	72	375	339
Cost of shares redeemed	(1,224)	(2,317)	(2,202)	(4,408)
Change in net assets resulting from Class C capital transactions	(666)	1,877	(1,522)	(3,279)
Class I
Proceeds from shares issued	6,563	6,948	5,142	10,832
Net assets acquired in Fund reorganization (See Note 8)	—	58,642	—	—
Distributions reinvested	5,095	1,973	6,248	4,112
Cost of shares redeemed	(14,647)	(21,358)	(12,830)	(54,608)
Change in net assets resulting from Class I capital transactions	(2,989)	46,205	(1,440)	(39,664)
Class R2
Proceeds from shares issued	4,741	42,114	6,451	12,376
Net assets acquired in Fund reorganization (See Note 8)	—	58,537	—	—
Distributions reinvested	4,479	1,392	5,875	3,983
Cost of shares redeemed	(11,136)	(49,921)	(14,769)	(32,499)
Change in net assets resulting from Class R2 capital transactions	(1,916)	52,122	(2,443)	(16,140)
Class R3
Proceeds from shares issued	1,582	1,089	1,198	1,738
Net assets acquired in Fund reorganization (See Note 8)	—	5,206	—	—
Distributions reinvested	233	86	679	491
Cost of shares redeemed	(3,198)	(2,814)	(3,420)	(7,622)
Change in net assets resulting from Class R3 capital transactions	(1,383)	3,567	(1,543)	(5,393)
Class R4
Proceeds from shares issued	231	188	42	203
Net assets acquired in Fund reorganization (See Note 8)	—	11,613	—	—
Distributions reinvested	676	89	178	118
Cost of shares redeemed	(1,343)	(518)	(512)	(65)
Change in net assets resulting from Class R4 capital transactions	(436)	11,372	(292)	256
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$14,051	$39,535	$18,235	$59,743
Net assets acquired in Fund reorganization (See Note 8)	—	218,237	—	—
Distributions reinvested	20,148	8,763	32,377	25,635
Cost of shares redeemed	(63,496)	(87,429)	(88,601)	(178,200)
Change in net assets resulting from Class R5 capital transactions	(29,297)	179,106	(37,989)	(92,822)
Class R6
Proceeds from shares issued	79,415	121,739	101,372	275,458
Net assets acquired in Fund reorganization (See Note 8)	—	482,433	—	—
Distributions reinvested	40,350	13,786	92,776	62,611
Cost of shares redeemed	(300,796)	(154,392)	(576,287)	(423,124)
Change in net assets resulting from Class R6 capital transactions	(181,031)	463,566	(382,139)	(85,055)
Total change in net assets resulting from capital transactions	$(258,836)	$959,080	$(472,949)	$(329,000)
SHARE TRANSACTIONS:
Class A
Issued	934	2,851	1,046	2,781
Shares issued in connection with Fund reorganization (See Note 8)	—	15,745	—	—
Reinvested	1,390	688	1,580	1,203
Redeemed	(4,746)	(6,135)	(5,107)	(9,006)
Change in Class A Shares	(2,422)	13,149	(2,481)	(5,022)
Class C
Issued	21	54	17	47
Shares issued in connection with Fund reorganization (See Note 8)	—	213	—	—
Reinvested	12	5	21	20
Redeemed	(74)	(148)	(122)	(260)
Change in Class C Shares	(41)	124	(84)	(193)
Class I
Issued	392	441	282	630
Shares issued in connection with Fund reorganization (See Note 8)	—	3,794	—	—
Reinvested	308	128	352	244
Redeemed	(876)	(1,349)	(699)	(3,149)
Change in Class I Shares	(176)	3,014	(65)	(2,275)
Class R2
Issued	284	2,730	361	727
Shares issued in connection with Fund reorganization (See Note 8)	—	3,815	—	—
Reinvested	273	91	335	239
Redeemed	(669)	(3,224)	(823)	(1,911)
Change in Class R2 Shares	(112)	3,412	(127)	(945)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	96	68	67	102
Shares issued in connection with Fund reorganization (See Note 8)	—	339	—	—
Reinvested	14	6	39	29
Redeemed	(192)	(180)	(189)	(449)
Change in Class R3 Shares	(82)	233	(83)	(318)
Class R4
Issued	14	14	2	12
Shares issued in connection with Fund reorganization (See Note 8)	—	752	—	—
Reinvested	41	6	10	7
Redeemed	(82)	(33)	(29)	(4)
Change in Class R4 Shares	(27)	739	(17)	15
Class R5
Issued	833	2,528	999	3,465
Shares issued in connection with Fund reorganization (See Note 8)	—	14,084	—	—
Reinvested	1,213	570	1,826	1,521
Redeemed	(3,758)	(5,506)	(4,847)	(10,350)
Change in Class R5 Shares	(1,712)	11,676	(2,022)	(5,364)
Class R6
Issued	4,733	7,701	5,564	15,955
Shares issued in connection with Fund reorganization (See Note 8)	—	31,144	—	—
Reinvested	2,430	897	5,228	3,714
Redeemed	(18,110)	(9,746)	(32,514)	(24,554)
Change in Class R6 Shares	(10,947)	29,996	(21,722)	(4,885)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$37,808	$77,597	$34,999	$74,172
Distributions reinvested	34,146	34,053	33,730	26,976
Cost of shares redeemed	(127,993)	(191,760)	(99,594)	(145,296)
Change in net assets resulting from Class A capital transactions	(56,039)	(80,110)	(30,865)	(44,148)
Class C
Proceeds from shares issued	616	1,063	690	775
Distributions reinvested	365	451	329	310
Cost of shares redeemed	(2,743)	(4,153)	(1,080)	(3,131)
Change in net assets resulting from Class C capital transactions	(1,762)	(2,639)	(61)	(2,046)
Class I
Proceeds from shares issued	12,250	24,811	7,431	21,874
Distributions reinvested	11,570	10,522	7,607	5,791
Cost of shares redeemed	(18,313)	(76,607)	(13,474)	(53,967)
Change in net assets resulting from Class I capital transactions	5,507	(41,274)	1,564	(26,302)
Class R2
Proceeds from shares issued	11,652	26,209	11,871	22,296
Distributions reinvested	8,906	8,587	8,771	7,068
Cost of shares redeemed	(22,129)	(59,490)	(22,659)	(48,029)
Change in net assets resulting from Class R2 capital transactions	(1,571)	(24,694)	(2,017)	(18,665)
Class R3
Proceeds from shares issued	2,164	4,722	3,498	5,755
Distributions reinvested	632	747	1,126	923
Cost of shares redeemed	(6,405)	(10,871)	(7,493)	(8,819)
Change in net assets resulting from Class R3 capital transactions	(3,609)	(5,402)	(2,869)	(2,141)
Class R4
Proceeds from shares issued	1,351	2,957	217	1,455
Distributions reinvested	2,321	1,986	262	134
Cost of shares redeemed	(1,710)	(3,806)	(232)	(539)
Change in net assets resulting from Class R4 capital transactions	1,962	1,137	247	1,050
Class R5
Proceeds from shares issued	41,046	116,081	41,934	92,437
Distributions reinvested	53,537	52,810	43,483	36,229
Cost of shares redeemed	(122,970)	(231,386)	(95,193)	(153,187)
Change in net assets resulting from Class R5 capital transactions	(28,387)	(62,495)	(9,776)	(24,521)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$205,916	$437,428	$212,182	$473,210
Distributions reinvested	128,026	106,870	140,920	99,955
Cost of shares redeemed	(914,621)	(466,241)	(1,079,530)	(421,099)
Change in net assets resulting from Class R6 capital transactions	(580,679)	78,057	(726,428)	152,066
Total change in net assets resulting from capital transactions	$(664,578)	$(137,420)	$(770,205)	$35,293
SHARE TRANSACTIONS:
Class A
Issued	1,867	4,112	1,600	3,674
Reinvested	1,712	1,823	1,563	1,347
Redeemed	(6,308)	(10,101)	(4,533)	(7,170)
Change in Class A Shares	(2,729)	(4,166)	(1,370)	(2,149)
Class C
Issued	32	56	32	39
Reinvested	18	25	16	16
Redeemed	(138)	(223)	(50)	(158)
Change in Class C Shares	(88)	(142)	(2)	(103)
Class I
Issued	602	1,306	336	1,074
Reinvested	578	561	349	287
Redeemed	(896)	(3,991)	(611)	(2,635)
Change in Class I Shares	284	(2,124)	74	(1,274)
Class R2
Issued	579	1,389	547	1,112
Reinvested	450	463	409	355
Redeemed	(1,102)	(3,158)	(1,050)	(2,387)
Change in Class R2 Shares	(73)	(1,306)	(94)	(920)
Class R3
Issued	108	250	162	290
Reinvested	31	40	52	46
Redeemed	(314)	(574)	(342)	(441)
Change in Class R3 Shares	(175)	(284)	(128)	(105)
Class R4
Issued	67	158	10	73
Reinvested	116	107	12	6
Redeemed	(85)	(204)	(10)	(26)
Change in Class R4 Shares	98	61	12	53
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	2,007	6,067	1,901	4,536
Reinvested	2,662	2,804	1,995	1,794
Redeemed	(5,980)	(12,123)	(4,280)	(7,492)
Change in Class R5 Shares	(1,311)	(3,252)	(384)	(1,162)
Class R6
Issued	10,090	22,844	9,610	23,084
Reinvested	6,368	5,681	6,464	4,950
Redeemed	(45,769)	(24,416)	(49,920)	(20,634)
Change in Class R6 Shares	(29,311)	4,109	(33,846)	7,400
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$30,550	$76,013	$30,059	$68,145
Distributions reinvested	32,284	27,128	25,500	19,991
Cost of shares redeemed	(106,622)	(157,721)	(76,211)	(117,727)
Change in net assets resulting from Class A capital transactions	(43,788)	(54,580)	(20,652)	(29,591)
Class C
Proceeds from shares issued	499	1,582	392	850
Distributions reinvested	554	450	276	221
Cost of shares redeemed	(1,228)	(3,263)	(964)	(1,780)
Change in net assets resulting from Class C capital transactions	(175)	(1,231)	(296)	(709)
Class I
Proceeds from shares issued	9,349	23,962	7,876	15,583
Distributions reinvested	10,946	8,518	5,710	4,078
Cost of shares redeemed	(12,946)	(59,705)	(7,801)	(42,062)
Change in net assets resulting from Class I capital transactions	7,349	(27,225)	5,785	(22,401)
Class R2
Proceeds from shares issued	9,422	18,900	8,774	19,242
Distributions reinvested	8,021	6,510	6,589	5,007
Cost of shares redeemed	(18,289)	(42,237)	(13,903)	(29,627)
Change in net assets resulting from Class R2 capital transactions	(846)	(16,827)	1,460	(5,378)
Class R3
Proceeds from shares issued	3,076	4,654	2,078	4,083
Distributions reinvested	640	692	686	624
Cost of shares redeemed	(7,682)	(8,046)	(6,232)	(5,872)
Change in net assets resulting from Class R3 capital transactions	(3,966)	(2,700)	(3,468)	(1,165)
Class R4
Proceeds from shares issued	1,289	5,058	1,473	427
Distributions reinvested	2,949	2,185	227	114
Cost of shares redeemed	(1,936)	(3,883)	(358)	(219)
Change in net assets resulting from Class R4 capital transactions	2,302	3,360	1,342	322
Class R5
Proceeds from shares issued	41,116	104,473	37,689	91,108
Distributions reinvested	54,086	43,553	33,533	26,590
Cost of shares redeemed	(89,944)	(150,561)	(72,142)	(118,856)
Change in net assets resulting from Class R5 capital transactions	5,258	(2,535)	(920)	(1,158)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$197,711	$421,963	$184,165	$407,068
Distributions reinvested	129,962	92,999	104,277	72,427
Cost of shares redeemed	(997,454)	(385,791)	(890,623)	(331,168)
Change in net assets resulting from Class R6 capital transactions	(669,781)	129,171	(602,181)	148,327
Total change in net assets resulting from capital transactions	$(703,647)	$27,433	$(618,930)	$88,247
SHARE TRANSACTIONS:
Class A
Issued	1,270	3,442	1,229	3,054
Reinvested	1,355	1,235	1,048	900
Redeemed	(4,417)	(7,116)	(3,089)	(5,267)
Change in Class A Shares	(1,792)	(2,439)	(812)	(1,313)
Class C
Issued	21	74	16	40
Reinvested	24	21	12	10
Redeemed	(52)	(152)	(41)	(82)
Change in Class C Shares	(7)	(57)	(13)	(32)
Class I
Issued	387	1,082	319	695
Reinvested	456	386	233	182
Redeemed	(532)	(2,685)	(314)	(1,879)
Change in Class I Shares	311	(1,217)	238	(1,002)
Class R2
Issued	400	868	361	873
Reinvested	341	299	274	228
Redeemed	(772)	(1,936)	(575)	(1,350)
Change in Class R2 Shares	(31)	(769)	60	(249)
Class R3
Issued	126	210	86	186
Reinvested	27	31	28	28
Redeemed	(315)	(363)	(255)	(266)
Change in Class R3 Shares	(162)	(122)	(141)	(52)
Class R4
Issued	53	228	59	18
Reinvested	124	99	9	5
Redeemed	(79)	(174)	(14)	(10)
Change in Class R4 Shares	98	153	54	13
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,688	4,686	1,525	4,052
Reinvested	2,247	1,966	1,365	1,188
Redeemed	(3,669)	(6,752)	(2,903)	(5,264)
Change in Class R5 Shares	266	(100)	(13)	(24)
Class R6
Issued	8,128	18,859	7,452	18,014
Reinvested	5,398	4,200	4,242	3,237
Redeemed	(41,761)	(17,286)	(36,523)	(14,725)
Change in Class R6 Shares	(28,235)	5,773	(24,829)	6,526
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$30,065	$67,446	$33,148	$66,090
Distributions reinvested	21,043	9,892	13,435	5,489
Cost of shares redeemed	(82,554)	(104,569)	(48,069)	(67,083)
Change in net assets resulting from Class A capital transactions	(31,446)	(27,231)	(1,486)	4,496
Class C
Proceeds from shares issued	598	1,297	384	793
Distributions reinvested	350	150	213	76
Cost of shares redeemed	(1,340)	(2,166)	(703)	(1,560)
Change in net assets resulting from Class C capital transactions	(392)	(719)	(106)	(691)
Class I
Proceeds from shares issued	10,622	22,085	6,120	11,363
Distributions reinvested	7,864	3,615	2,981	1,235
Cost of shares redeemed	(12,179)	(51,951)	(3,655)	(31,096)
Change in net assets resulting from Class I capital transactions	6,307	(26,251)	5,446	(18,498)
Class R2
Proceeds from shares issued	9,527	19,329	9,679	20,508
Distributions reinvested	6,079	2,533	4,599	1,799
Cost of shares redeemed	(14,361)	(35,833)	(13,506)	(26,268)
Change in net assets resulting from Class R2 capital transactions	1,245	(13,971)	772	(3,961)
Class R3
Proceeds from shares issued	2,167	3,466	1,673	3,403
Distributions reinvested	590	336	299	159
Cost of shares redeemed	(6,125)	(11,568)	(3,789)	(6,506)
Change in net assets resulting from Class R3 capital transactions	(3,368)	(7,766)	(1,817)	(2,944)
Class R4
Proceeds from shares issued	920	1,916	66	218
Distributions reinvested	674	259	78	32
Cost of shares redeemed	(155)	(1,251)	(61)	(65)
Change in net assets resulting from Class R4 capital transactions	1,439	924	83	185
Class R5
Proceeds from shares issued	43,168	100,478	39,889	96,587
Distributions reinvested	37,936	18,436	23,886	11,594
Cost of shares redeemed	(76,563)	(116,745)	(51,071)	(121,130)
Change in net assets resulting from Class R5 capital transactions	4,541	2,169	12,704	(12,949)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$178,208	$364,640	$145,306	$301,973
Distributions reinvested	84,166	35,602	52,749	21,358
Cost of shares redeemed	(681,206)	(282,463)	(469,869)	(194,571)
Change in net assets resulting from Class R6 capital transactions	(418,832)	117,779	(271,814)	128,760
Total change in net assets resulting from capital transactions	$(440,506)	$44,934	$(256,218)	$94,398
SHARE TRANSACTIONS:
Class A
Issued	1,180	2,944	1,074	2,384
Reinvested	830	437	437	201
Redeemed	(3,214)	(4,550)	(1,544)	(2,413)
Change in Class A Shares	(1,204)	(1,169)	(33)	172
Class C
Issued	25	58	12	29
Reinvested	14	7	7	3
Redeemed	(54)	(97)	(23)	(57)
Change in Class C Shares	(15)	(32)	(4)	(25)
Class I
Issued	414	957	197	407
Reinvested	308	159	96	45
Redeemed	(472)	(2,269)	(118)	(1,137)
Change in Class I Shares	250	(1,153)	175	(685)
Class R2
Issued	382	855	317	748
Reinvested	243	113	151	66
Redeemed	(574)	(1,584)	(442)	(958)
Change in Class R2 Shares	51	(616)	26	(144)
Class R3
Issued	85	152	55	123
Reinvested	23	15	10	6
Redeemed	(239)	(512)	(123)	(236)
Change in Class R3 Shares	(131)	(345)	(58)	(107)
Class R4
Issued	36	85	3	8
Reinvested	27	11	2	1
Redeemed	(7)	(54)	(2)	(2)
Change in Class R4 Shares	56	42	3	7
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,678	4,355	1,282	3,465
Reinvested	1,480	807	771	423
Redeemed	(2,964)	(5,019)	(1,637)	(4,307)
Change in Class R5 Shares	194	143	416	(419)
Class R6
Issued	6,928	15,697	4,682	10,789
Reinvested	3,282	1,558	1,699	779
Redeemed	(26,759)	(12,184)	(15,253)	(6,964)
Change in Class R6 Shares	(16,549)	5,071	(8,872)	4,604
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,585	$29,141	$4,816	$7,463
Distributions reinvested	3,264	1,879	362	95
Cost of shares redeemed	(24,739)	(21,323)	(5,554)	(1,473)
Change in net assets resulting from Class A capital transactions	(7,890)	9,697	(376)	6,085
Class C
Proceeds from shares issued	418	717	76	82
Distributions reinvested	111	60	6	1
Cost of shares redeemed	(863)	(789)	(6)	(62)
Change in net assets resulting from Class C capital transactions	(334)	(12)	76	21
Class I
Proceeds from shares issued	5,882	15,145	808	1,042
Distributions reinvested	1,979	1,026	61	11
Cost of shares redeemed	(3,115)	(11,224)	(247)	(279)
Change in net assets resulting from Class I capital transactions	4,746	4,947	622	774
Class R2
Proceeds from shares issued	2,534	4,456	267	166
Distributions reinvested	672	354	14	1
Cost of shares redeemed	(1,892)	(3,726)	(33)	(38)
Change in net assets resulting from Class R2 capital transactions	1,314	1,084	248	129
Class R3
Proceeds from shares issued	1,689	3,078	973	30
Distributions reinvested	234	192	1	— (a)
Cost of shares redeemed	(4,232)	(4,097)	(982)	(58)
Change in net assets resulting from Class R3 capital transactions	(2,309)	(827)	(8)	(28)
Class R4
Proceeds from shares issued	907	1,543	2	3
Distributions reinvested	368	179	1	— (a)
Cost of shares redeemed	(124)	(537)	—	— (a)
Change in net assets resulting from Class R4 capital transactions	1,151	1,185	3	3
Class R5
Proceeds from shares issued	22,780	55,784	6,047	11,684
Distributions reinvested	9,073	5,623	828	301
Cost of shares redeemed	(25,213)	(47,349)	(3,614)	(3,860)
Change in net assets resulting from Class R5 capital transactions	6,640	14,058	3,261	8,125

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$117,626	$224,567	$33,860	$54,448
Distributions reinvested	26,681	12,976	3,033	746
Cost of shares redeemed	(266,530)	(132,679)	(9,723)	(16,656)
Change in net assets resulting from Class R6 capital transactions	(122,223)	104,864	27,170	38,538
Total change in net assets resulting from capital transactions	$(118,905)	$134,996	$30,996	$53,647
SHARE TRANSACTIONS:
Class A
Issued	524	1,244	209	362
Reinvested	126	81	16	5
Redeemed	(945)	(908)	(238)	(71)
Change in Class A Shares	(295)	417	(13)	296
Class C
Issued	16	31	3	4
Reinvested	4	3	— (a)	— (a)
Redeemed	(34)	(34)	(1)	(3)
Change in Class C Shares	(14)	—	2	1
Class I
Issued	225	647	34	51
Reinvested	76	44	3	— (a)
Redeemed	(120)	(475)	(10)	(14)
Change in Class I Shares	181	216	27	37
Class R2
Issued	99	192	12	8
Reinvested	26	15	— (a)	— (a)
Redeemed	(73)	(160)	(2)	(2)
Change in Class R2 Shares	52	47	10	6
Class R3
Issued	67	133	43	1
Reinvested	9	8	— (a)	— (a)
Redeemed	(163)	(176)	(42)	(3)
Change in Class R3 Shares	(87)	(35)	1	(2)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	36	67	— (a)	1
Reinvested	14	8	— (a)	— (a)
Redeemed	(5)	(23)	—	— (a)
Change in Class R4 Shares	45	52	— (a)	1
Class R5
Issued	875	2,378	263	568
Reinvested	347	242	36	15
Redeemed	(962)	(2,010)	(156)	(187)
Change in Class R5 Shares	260	610	143	396
Class R6
Issued	4,503	9,524	1,467	2,625
Reinvested	1,020	558	131	37
Redeemed	(10,251)	(5,630)	(420)	(798)
Change in Class R6 Shares	(4,728)	4,452	1,178	1,864

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan SmartRetirement® Funds	December 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$16.24	$0.29	$0.61	$0.90	$(0.52)	$(0.25)	$(0.77)
Year Ended June 30, 2025	15.41	0.50	0.89	1.39	(0.56)	—	(0.56)
Year Ended June 30, 2024	14.48	0.44	0.95	1.39	(0.46)	—	(0.46)
Year Ended June 30, 2023	14.17	0.36	0.53	0.89	(0.35)	(0.23)	(0.58)
Year Ended June 30, 2022	17.87	0.32	(2.33)	(2.01)	(0.27)	(1.42)	(1.69)
Year Ended June 30, 2021	16.21	0.30	2.14	2.44	(0.37)	(0.41)	(0.78)
Class C
Six Months Ended December 31, 2025 (Unaudited)	16.20	0.24	0.61	0.85	(0.43)	(0.25)	(0.68)
Year Ended June 30, 2025	15.33	0.40	0.89	1.29	(0.42)	—	(0.42)
Year Ended June 30, 2024	14.39	0.34	0.94	1.28	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.06	0.27	0.53	0.80	(0.24)	(0.23)	(0.47)
Year Ended June 30, 2022	17.79	0.21	(2.31)	(2.10)	(0.21)	(1.42)	(1.63)
Year Ended June 30, 2021	16.13	0.19	2.13	2.32	(0.25)	(0.41)	(0.66)
Class I
Six Months Ended December 31, 2025 (Unaudited)	16.29	0.31	0.61	0.92	(0.54)	(0.25)	(0.79)
Year Ended June 30, 2025	15.46	0.52	0.89	1.41	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.53	0.46	0.95	1.41	(0.48)	—	(0.48)
Year Ended June 30, 2023	14.21	0.38	0.54	0.92	(0.37)	(0.23)	(0.60)
Year Ended June 30, 2022	17.91	0.34	(2.34)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.24	0.32	2.15	2.47	(0.39)	(0.41)	(0.80)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	16.16	0.26	0.60	0.86	(0.47)	(0.25)	(0.72)
Year Ended June 30, 2025	15.33	0.44	0.89	1.33	(0.50)	—	(0.50)
Year Ended June 30, 2024	14.42	0.38	0.93	1.31	(0.40)	—	(0.40)
Year Ended June 30, 2023	14.10	0.31	0.54	0.85	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.82	0.25	(2.32)	(2.07)	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2021	16.17	0.23	2.12	2.35	(0.29)	(0.41)	(0.70)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	16.19	0.28	0.60	0.88	(0.49)	(0.25)	(0.74)
Year Ended June 30, 2025	15.35	0.48	0.89	1.37	(0.53)	—	(0.53)
Year Ended June 30, 2024	14.43	0.41	0.94	1.35	(0.43)	—	(0.43)
Year Ended June 30, 2023	14.08	0.33	0.55	0.88	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.78	0.29	(2.32)	(2.03)	(0.25)	(1.42)	(1.67)
Year Ended June 30, 2021	16.14	0.28	2.11	2.39	(0.34)	(0.41)	(0.75)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	16.28	0.30	0.61	0.91	(0.54)	(0.25)	(0.79)
Year Ended June 30, 2025	15.45	0.56	0.85	1.41	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.49	0.44	0.97	1.41	(0.45)	—	(0.45)
Year Ended June 30, 2023	14.19	0.39	0.52	0.91	(0.38)	(0.23)	(0.61)
Year Ended June 30, 2022	17.89	0.33	(2.33)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.21	0.31	2.15	2.46	(0.37)	(0.41)	(0.78)
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$16.37	5.55%	$513,718	0.35%	3.48%	0.54%	5%
16.24	9.25	548,925	0.35	3.17	0.54	12
15.41	9.75	318,319	0.35	3.01	0.55	19
14.48	6.55	358,493	0.34	2.56	0.54	17
14.17	(12.56)	405,590	0.34	1.92	0.54	39
17.87	15.27	580,693	0.32	1.76	0.53	32

16.37	5.25	5,193	0.98	2.80	1.06	5
16.20	8.54	5,789	0.98	2.54	1.03	12
15.33	9.04	3,590	0.98	2.35	1.06	19
14.39	5.88	5,407	0.97	1.91	1.04	17
14.06	(13.09)	6,689	0.97	1.27	1.04	39
17.79	14.58	11,547	0.95	1.11	1.03	32

16.42	5.67	114,613	0.23	3.62	0.27	5
16.29	9.33	116,633	0.23	3.30	0.27	12
15.46	9.86	64,065	0.23	3.13	0.28	19
14.53	6.76	72,267	0.22	2.68	0.28	17
14.21	(12.48)	91,551	0.22	2.04	0.27	39
17.91	15.43	143,855	0.20	1.84	0.27	32

16.30	5.34	105,275	0.75	3.10	0.77	5
16.16	8.84	106,183	0.75	2.81	0.77	12
15.33	9.21	48,420	0.75	2.62	0.78	19
14.42	6.22	48,214	0.75	2.17	0.78	17
14.10	(12.91)	52,294	0.75	1.51	0.78	39
17.82	14.74	73,969	0.75	1.34	0.78	32

16.33	5.49	8,040	0.50	3.28	0.53	5
16.19	9.11	9,300	0.50	3.04	0.54	12
15.35	9.49	5,229	0.50	2.82	0.55	19
14.43	6.49	5,755	0.50	2.35	0.54	17
14.08	(12.70)	9,961	0.50	1.74	0.53	39
17.78	15.01	15,618	0.50	1.60	0.52	32

16.40	5.62	14,322	0.25	3.60	0.27	5
16.28	9.35	14,637	0.25	3.52	0.27	12
15.45	9.86	2,491	0.25	2.99	0.28	19
14.49	6.67	5,097	0.25	2.73	0.28	17
14.19	(12.50)	3,635	0.25	2.00	0.27	39
17.89	15.38	5,349	0.25	1.82	0.27	32
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$16.34	$0.32	$0.61	$0.93	$(0.56)	$(0.25)	$(0.81)
Year Ended June 30, 2025	15.50	0.54	0.90	1.44	(0.60)	—	(0.60)
Year Ended June 30, 2024	14.57	0.48	0.95	1.43	(0.50)	—	(0.50)
Year Ended June 30, 2023	14.25	0.40	0.54	0.94	(0.39)	(0.23)	(0.62)
Year Ended June 30, 2022	17.94	0.36	(2.34)	(1.98)	(0.29)	(1.42)	(1.71)
Year Ended June 30, 2021	16.28	0.35	2.13	2.48	(0.41)	(0.41)	(0.82)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	16.33	0.33	0.61	0.94	(0.57)	(0.25)	(0.82)
Year Ended June 30, 2025	15.50	0.57	0.88	1.45	(0.62)	—	(0.62)
Year Ended June 30, 2024	14.57	0.50	0.95	1.45	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.26	0.41	0.54	0.95	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2022	17.94	0.38	(2.34)	(1.96)	(0.30)	(1.42)	(1.72)
Year Ended June 30, 2021	16.28	0.36	2.14	2.50	(0.43)	(0.41)	(0.84)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$16.46	5.70%	$421,681	0.10%	3.72%	0.12%	5%
16.34	9.55	446,567	0.10	3.43	0.12	12
15.50	9.98	242,742	0.10	3.28	0.13	19
14.57	6.88	294,423	0.10	2.80	0.13	17
14.25	(12.35)	382,540	0.10	2.15	0.12	39
17.94	15.47	549,434	0.10	1.99	0.12	32

16.45	5.79	707,539	0.00	3.85	0.02	5
16.33	9.60	881,479	0.00	3.57	0.02	12
15.50	10.09	371,513	0.00	3.35	0.03	19
14.57	6.94	423,326	0.00	2.90	0.03	17
14.26	(12.23)	599,328	0.00	2.26	0.02	39
17.94	15.59	734,126	0.00	2.08	0.02	32

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$17.61	$0.30	$0.70	$1.00	$(0.58)	$(0.64)	$(1.22)
Year Ended June 30, 2025	16.83	0.48	1.04	1.52	(0.57)	(0.17)	(0.74)
Year Ended June 30, 2024	15.66	0.43	1.18	1.61	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.52	0.36	0.78	1.14	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.09	0.32	(2.75)	(2.43)	(0.34)	(1.80)	(2.14)
Year Ended June 30, 2021	17.34	0.29	3.31	3.60	(0.36)	(0.49)	(0.85)
Class C
Six Months Ended December 31, 2025 (Unaudited)	17.52	0.24	0.70	0.94	(0.45)	(0.64)	(1.09)
Year Ended June 30, 2025	16.73	0.38	1.04	1.42	(0.46)	(0.17)	(0.63)
Year Ended June 30, 2024	15.54	0.33	1.17	1.50	(0.31)	—	(0.31)
Year Ended June 30, 2023	15.40	0.27	0.78	1.05	(0.25)	(0.66)	(0.91)
Year Ended June 30, 2022	20.01	0.22	(2.75)	(2.53)	(0.28)	(1.80)	(2.08)
Year Ended June 30, 2021	17.27	0.17	3.31	3.48	(0.25)	(0.49)	(0.74)
Class I
Six Months Ended December 31, 2025 (Unaudited)	17.70	0.32	0.70	1.02	(0.62)	(0.64)	(1.26)
Year Ended June 30, 2025	16.90	0.51	1.05	1.56	(0.59)	(0.17)	(0.76)
Year Ended June 30, 2024	15.72	0.47	1.18	1.65	(0.47)	—	(0.47)
Year Ended June 30, 2023	15.58	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.15	0.36	(2.77)	(2.41)	(0.36)	(1.80)	(2.16)
Year Ended June 30, 2021	17.39	0.32	3.32	3.64	(0.39)	(0.49)	(0.88)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	17.49	0.28	0.68	0.96	(0.53)	(0.64)	(1.17)
Year Ended June 30, 2025	16.72	0.43	1.03	1.46	(0.52)	(0.17)	(0.69)
Year Ended June 30, 2024	15.55	0.38	1.17	1.55	(0.38)	—	(0.38)
Year Ended June 30, 2023	15.42	0.31	0.78	1.09	(0.30)	(0.66)	(0.96)
Year Ended June 30, 2022	20.01	0.26	(2.74)	(2.48)	(0.31)	(1.80)	(2.11)
Year Ended June 30, 2021	17.27	0.22	3.30	3.52	(0.29)	(0.49)	(0.78)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	17.51	0.29	0.70	0.99	(0.57)	(0.64)	(1.21)
Year Ended June 30, 2025	16.73	0.46	1.04	1.50	(0.55)	(0.17)	(0.72)
Year Ended June 30, 2024	15.57	0.42	1.17	1.59	(0.43)	—	(0.43)
Year Ended June 30, 2023	15.44	0.35	0.78	1.13	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.01	0.31	(2.75)	(2.44)	(0.33)	(1.80)	(2.13)
Year Ended June 30, 2021	17.27	0.27	3.30	3.57	(0.34)	(0.49)	(0.83)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	17.67	0.32	0.69	1.01	(0.62)	(0.64)	(1.26)
Year Ended June 30, 2025	16.89	0.52	1.04	1.56	(0.61)	(0.17)	(0.78)
Year Ended June 30, 2024	15.68	0.43	1.22	1.65	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.54	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.11	0.35	(2.77)	(2.42)	(0.35)	(1.80)	(2.15)
Year Ended June 30, 2021	17.34	0.32	3.32	3.64	(0.38)	(0.49)	(0.87)
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$17.39	5.71%	$414,037	0.44%	3.31%	0.53%	5%
17.61	9.31	463,062	0.44	2.82	0.53	13
16.83	10.40	527,093	0.44	2.72	0.53	19
15.66	7.80	606,963	0.43	2.32	0.52	16
15.52	(13.71)	722,117	0.43	1.72	0.52	39
20.09	21.06	1,147,634	0.41	1.52	0.52	32

17.37	5.39	6,233	1.00	2.66	1.05	5
17.52	8.69	7,755	1.00	2.24	1.04	13
16.73	9.77	10,638	1.00	2.11	1.04	19
15.54	7.19	14,787	1.00	1.74	1.03	16
15.40	(14.23)	19,094	1.00	1.17	1.03	39
20.01	20.39	27,048	1.00	0.91	1.02	32

17.46	5.81	90,673	0.25	3.52	0.27	5
17.70	9.54	93,077	0.25	2.96	0.27	13
16.90	10.64	127,346	0.25	2.91	0.27	19
15.72	8.00	165,288	0.25	2.52	0.27	16
15.58	(13.59)	232,343	0.25	1.91	0.26	39
20.15	21.25	379,329	0.25	1.66	0.26	32

17.28	5.53	92,317	0.75	3.04	0.77	5
17.49	8.95	95,673	0.75	2.51	0.77	13
16.72	10.11	107,228	0.75	2.40	0.77	19
15.55	7.43	121,499	0.75	2.02	0.77	16
15.42	(14.01)	134,496	0.75	1.41	0.77	39
20.01	20.68	192,084	0.75	1.18	0.77	32

17.29	5.68	12,195	0.50	3.21	0.52	5
17.51	9.22	13,810	0.50	2.72	0.52	13
16.73	10.36	18,500	0.50	2.68	0.52	19
15.57	7.73	18,887	0.50	2.27	0.52	16
15.44	(13.80)	23,213	0.50	1.65	0.52	39
20.01	21.00	36,301	0.50	1.44	0.52	32

17.42	5.76	2,581	0.25	3.50	0.28	5
17.67	9.53	2,900	0.25	3.03	0.27	13
16.89	10.64	2,515	0.25	2.73	0.28	19
15.68	8.01	4,249	0.25	2.55	0.27	16
15.54	(13.62)	7,229	0.25	1.85	0.27	39
20.11	21.32	17,587	0.25	1.69	0.26	32
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$17.71	$0.34	$0.70	$1.04	$(0.65)	$(0.64)	$(1.29)
Year Ended June 30, 2025	16.93	0.55	1.03	1.58	(0.63)	(0.17)	(0.80)
Year Ended June 30, 2024	15.75	0.50	1.18	1.68	(0.50)	—	(0.50)
Year Ended June 30, 2023	15.61	0.41	0.79	1.20	(0.40)	(0.66)	(1.06)
Year Ended June 30, 2022	20.18	0.38	(2.78)	(2.40)	(0.37)	(1.80)	(2.17)
Year Ended June 30, 2021	17.41	0.35	3.33	3.68	(0.42)	(0.49)	(0.91)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	17.72	0.35	0.70	1.05	(0.67)	(0.64)	(1.31)
Year Ended June 30, 2025	16.94	0.56	1.04	1.60	(0.65)	(0.17)	(0.82)
Year Ended June 30, 2024	15.76	0.51	1.18	1.69	(0.51)	—	(0.51)
Year Ended June 30, 2023	15.62	0.43	0.79	1.22	(0.42)	(0.66)	(1.08)
Year Ended June 30, 2022	20.18	0.41	(2.79)	(2.38)	(0.38)	(1.80)	(2.18)
Year Ended June 30, 2021	17.41	0.37	3.33	3.70	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$17.46	5.90%	$451,422	0.10%	3.65%	0.12%	5%
17.71	9.66	493,867	0.10	3.17	0.12	13
16.93	10.81	562,799	0.10	3.10	0.11	19
15.75	8.16	757,815	0.10	2.64	0.11	16
15.61	(13.50)	1,077,778	0.10	2.07	0.11	39
20.18	21.48	1,540,051	0.10	1.84	0.11	32

17.46	5.95	959,748	0.00	3.78	0.02	5
17.72	9.77	1,359,315	0.00	3.27	0.02	13
16.94	10.92	1,381,948	0.00	3.16	0.01	19
15.76	8.30	1,597,677	0.00	2.78	0.01	16
15.62	(13.40)	1,716,156	0.00	2.18	0.01	39
20.18	21.61	2,237,064	0.00	1.94	0.01	32

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$19.54	$0.31	$0.97	$1.28	$(0.57)	$(0.54)	$(1.11)
Year Ended June 30, 2025	18.66	0.46	1.39	1.85	(0.56)	(0.41)	(0.97)
Year Ended June 30, 2024	17.02	0.42	1.64	2.06	(0.42)	—	(0.42)
Year Ended June 30, 2023	16.73	0.35	1.20	1.55	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	21.89	0.33	(3.14)	(2.81)	(0.40)	(1.95)	(2.35)
Year Ended June 30, 2021	18.17	0.28	4.27	4.55	(0.34)	(0.49)	(0.83)
Class C
Six Months Ended December 31, 2025 (Unaudited)	19.23	0.24	0.96	1.20	(0.43)	(0.54)	(0.97)
Year Ended June 30, 2025	18.36	0.35	1.36	1.71	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2024	16.74	0.32	1.61	1.93	(0.31)	—	(0.31)
Year Ended June 30, 2023	16.47	0.25	1.18	1.43	(0.23)	(0.93)	(1.16)
Year Ended June 30, 2022	21.64	0.21	(3.09)	(2.88)	(0.34)	(1.95)	(2.29)
Year Ended June 30, 2021	17.96	0.15	4.24	4.39	(0.22)	(0.49)	(0.71)
Class I
Six Months Ended December 31, 2025 (Unaudited)	19.65	0.34	0.96	1.30	(0.62)	(0.54)	(1.16)
Year Ended June 30, 2025	18.75	0.50	1.40	1.90	(0.59)	(0.41)	(1.00)
Year Ended June 30, 2024	17.10	0.46	1.64	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.81	0.39	1.19	1.58	(0.36)	(0.93)	(1.29)
Year Ended June 30, 2022	21.97	0.37	(3.16)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.22	0.31	4.30	4.61	(0.37)	(0.49)	(0.86)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	19.39	0.28	0.95	1.23	(0.51)	(0.54)	(1.05)
Year Ended June 30, 2025	18.52	0.40	1.38	1.78	(0.50)	(0.41)	(0.91)
Year Ended June 30, 2024	16.90	0.36	1.62	1.98	(0.36)	—	(0.36)
Year Ended June 30, 2023	16.62	0.30	1.19	1.49	(0.28)	(0.93)	(1.21)
Year Ended June 30, 2022	21.80	0.26	(3.12)	(2.86)	(0.37)	(1.95)	(2.32)
Year Ended June 30, 2021	18.09	0.21	4.26	4.47	(0.27)	(0.49)	(0.76)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	19.53	0.29	0.97	1.26	(0.55)	(0.54)	(1.09)
Year Ended June 30, 2025	18.64	0.45	1.39	1.84	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.00	0.41	1.64	2.05	(0.41)	—	(0.41)
Year Ended June 30, 2023	16.65	0.31	1.22	1.53	(0.25)	(0.93)	(1.18)
Year Ended June 30, 2022	21.80	0.32	(3.13)	(2.81)	(0.39)	(1.95)	(2.34)
Year Ended June 30, 2021	18.10	0.26	4.26	4.52	(0.33)	(0.49)	(0.82)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	19.56	0.34	0.95	1.29	(0.62)	(0.54)	(1.16)
Year Ended June 30, 2025	18.68	0.50	1.39	1.89	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.03	0.45	1.65	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.77	0.43	1.15	1.58	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	21.93	0.36	(3.15)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.18	0.31	4.29	4.60	(0.36)	(0.49)	(0.85)
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$19.71	6.57%	$627,256	0.44%	3.05%	0.52%	5%
19.54	10.24	675,376	0.44	2.45	0.52	14
18.66	12.24	722,632	0.44	2.42	0.52	20
17.02	9.85	789,005	0.43	2.11	0.52	16
16.73	(14.62)	866,979	0.43	1.61	0.52	42
21.89	25.39	1,310,223	0.41	1.35	0.52	38

19.46	6.26	7,675	1.00	2.36	1.04	5
19.23	9.59	9,277	1.00	1.86	1.04	14
18.36	11.67	11,450	1.00	1.85	1.04	20
16.74	9.21	14,047	1.00	1.55	1.03	16
16.47	(15.09)	16,382	1.00	1.06	1.03	42
21.64	24.72	22,367	1.00	0.76	1.03	38

19.79	6.62	208,755	0.25	3.28	0.26	5
19.65	10.49	201,641	0.25	2.62	0.26	14
18.75	12.46	232,308	0.25	2.60	0.26	20
17.10	10.02	251,694	0.25	2.31	0.26	16
16.81	(14.48)	311,120	0.25	1.80	0.26	42
21.97	25.69	498,963	0.25	1.50	0.26	38

19.57	6.39	172,924	0.75	2.76	0.76	5
19.39	9.91	172,782	0.75	2.14	0.76	14
18.52	11.87	189,214	0.75	2.10	0.76	20
16.90	9.52	192,960	0.75	1.81	0.77	16
16.62	(14.92)	200,990	0.75	1.32	0.76	42
21.80	25.04	265,500	0.75	1.02	0.76	38

19.70	6.47	17,135	0.50	2.83	0.52	5
19.53	10.17	20,377	0.50	2.36	0.52	14
18.64	12.21	24,756	0.50	2.34	0.52	20
17.00	9.75	22,702	0.50	1.84	0.52	16
16.65	(14.66)	56,115	0.50	1.57	0.51	42
21.80	25.30	73,364	0.50	1.30	0.51	38

19.69	6.60	41,159	0.25	3.30	0.26	5
19.56	10.47	38,946	0.25	2.65	0.26	14
18.68	12.51	36,069	0.25	2.60	0.26	20
17.03	10.04	36,839	0.25	2.57	0.26	16
16.77	(14.51)	12,839	0.25	1.79	0.26	42
21.93	25.69	22,446	0.25	1.53	0.26	38
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$19.73	$0.35	$0.97	$1.32	$(0.64)	$(0.54)	$(1.18)
Year Ended June 30, 2025	18.83	0.54	1.40	1.94	(0.63)	(0.41)	(1.04)
Year Ended June 30, 2024	17.18	0.50	1.63	2.13	(0.48)	—	(0.48)
Year Ended June 30, 2023	16.88	0.41	1.21	1.62	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	22.04	0.40	(3.17)	(2.77)	(0.44)	(1.95)	(2.39)
Year Ended June 30, 2021	18.28	0.34	4.32	4.66	(0.41)	(0.49)	(0.90)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	19.73	0.37	0.95	1.32	(0.66)	(0.54)	(1.20)
Year Ended June 30, 2025	18.83	0.56	1.40	1.96	(0.65)	(0.41)	(1.06)
Year Ended June 30, 2024	17.17	0.50	1.66	2.16	(0.50)	—	(0.50)
Year Ended June 30, 2023	16.88	0.43	1.20	1.63	(0.41)	(0.93)	(1.34)
Year Ended June 30, 2022	22.03	0.42	(3.17)	(2.75)	(0.45)	(1.95)	(2.40)
Year Ended June 30, 2021	18.27	0.37	4.31	4.68	(0.43)	(0.49)	(0.92)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$19.87	6.74%	$929,784	0.10%	3.39%	0.11%	5%
19.73	10.65	949,215	0.10	2.81	0.11	14
18.83	12.59	967,330	0.10	2.82	0.11	20
17.18	10.22	1,118,550	0.10	2.45	0.11	16
16.88	(14.36)	1,463,012	0.10	1.97	0.11	42
22.04	25.86	1,978,329	0.10	1.68	0.11	38

19.85	6.74	1,567,419	0.00	3.55	0.01	5
19.73	10.76	2,135,786	0.00	2.90	0.01	14
18.83	12.76	1,961,446	0.00	2.86	0.01	20
17.17	10.30	2,099,401	0.00	2.58	0.01	16
16.88	(14.28)	2,029,842	0.00	2.08	0.01	42
22.03	26.00	2,510,192	0.00	1.78	0.01	38

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$21.07	$0.34	$1.14	$1.48	$(0.53)	$(0.68)	$(1.21)
Year Ended June 30, 2025	19.79	0.44	1.76	2.20	(0.51)	(0.41)	(0.92)
Year Ended June 30, 2024	17.65	0.38	2.12	2.50	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.15	0.31	1.56	1.87	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.65	0.32	(3.33)	(3.01)	(0.48)	(3.01)	(3.49)
Year Ended June 30, 2021	18.76	0.28	5.60	5.88	(0.35)	(0.64)	(0.99)
Class C
Six Months Ended December 31, 2025 (Unaudited)	20.72	0.26	1.13	1.39	(0.41)	(0.68)	(1.09)
Year Ended June 30, 2025	19.47	0.32	1.73	2.05	(0.39)	(0.41)	(0.80)
Year Ended June 30, 2024	17.35	0.27	2.10	2.37	(0.25)	—	(0.25)
Year Ended June 30, 2023	16.88	0.21	1.54	1.75	(0.19)	(1.09)	(1.28)
Year Ended June 30, 2022	23.41	0.20	(3.29)	(3.09)	(0.43)	(3.01)	(3.44)
Year Ended June 30, 2021	18.59	0.15	5.54	5.69	(0.23)	(0.64)	(0.87)
Class I
Six Months Ended December 31, 2025 (Unaudited)	21.27	0.36	1.16	1.52	(0.58)	(0.68)	(1.26)
Year Ended June 30, 2025	19.97	0.47	1.78	2.25	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.80	0.42	2.15	2.57	(0.40)	—	(0.40)
Year Ended June 30, 2023	17.29	0.35	1.57	1.92	(0.32)	(1.09)	(1.41)
Year Ended June 30, 2022	23.80	0.37	(3.37)	(3.00)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.87	0.32	5.63	5.95	(0.38)	(0.64)	(1.02)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	20.92	0.30	1.13	1.43	(0.47)	(0.68)	(1.15)
Year Ended June 30, 2025	19.65	0.37	1.75	2.12	(0.44)	(0.41)	(0.85)
Year Ended June 30, 2024	17.53	0.32	2.11	2.43	(0.31)	—	(0.31)
Year Ended June 30, 2023	17.05	0.26	1.55	1.81	(0.24)	(1.09)	(1.33)
Year Ended June 30, 2022	23.57	0.26	(3.32)	(3.06)	(0.45)	(3.01)	(3.46)
Year Ended June 30, 2021	18.70	0.21	5.57	5.78	(0.27)	(0.64)	(0.91)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	20.93	0.31	1.14	1.45	(0.51)	(0.68)	(1.19)
Year Ended June 30, 2025	19.66	0.42	1.75	2.17	(0.49)	(0.41)	(0.90)
Year Ended June 30, 2024	17.52	0.36	2.13	2.49	(0.35)	—	(0.35)
Year Ended June 30, 2023	17.05	0.30	1.54	1.84	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.54	0.30	(3.31)	(3.01)	(0.47)	(3.01)	(3.48)
Year Ended June 30, 2021	18.68	0.27	5.56	5.83	(0.33)	(0.64)	(0.97)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	21.29	0.37	1.13	1.50	(0.58)	(0.68)	(1.26)
Year Ended June 30, 2025	19.98	0.46	1.81	2.27	(0.55)	(0.41)	(0.96)
Year Ended June 30, 2024	17.78	0.39	2.17	2.56	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.26	0.34	1.58	1.92	(0.31)	(1.09)	(1.40)
Year Ended June 30, 2022	23.75	0.35	(3.33)	(2.98)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.83	0.33	5.60	5.93	(0.37)	(0.64)	(1.01)
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.34	7.05%	$616,334	0.44%	3.06%	0.52%	8%
21.07	11.39	637,606	0.44	2.16	0.52	17
19.79	14.35	641,357	0.44	2.09	0.52	22
17.65	11.67	645,728	0.43	1.81	0.52	18
17.15	(15.33)	710,149	0.43	1.50	0.52	34
23.65	31.88	1,107,857	0.42	1.31	0.52	35

21.02	6.72	6,764	1.00	2.44	1.04	8
20.72	10.76	6,721	1.00	1.60	1.05	17
19.47	13.78	8,316	1.00	1.50	1.05	22
17.35	11.01	9,043	1.00	1.25	1.04	18
16.88	(15.81)	10,174	1.00	0.97	1.03	34
23.41	31.12	13,950	1.00	0.69	1.03	35

21.53	7.16	135,878	0.25	3.26	0.26	8
21.27	11.57	132,698	0.25	2.31	0.26	17
19.97	14.61	150,008	0.25	2.28	0.26	22
17.80	11.87	154,541	0.25	2.06	0.27	18
17.29	(15.19)	211,579	0.25	1.70	0.26	34
23.80	32.11	345,692	0.25	1.47	0.26	35

21.20	6.86	169,127	0.75	2.75	0.76	8
20.92	11.06	168,844	0.75	1.85	0.76	17
19.65	14.00	176,699	0.75	1.78	0.77	22
17.53	11.31	173,552	0.75	1.52	0.77	18
17.05	(15.60)	167,191	0.75	1.21	0.77	34
23.57	31.43	219,749	0.75	0.97	0.76	35

21.19	6.98	23,876	0.50	2.84	0.52	8
20.93	11.31	26,275	0.50	2.08	0.52	17
19.66	14.37	26,742	0.50	1.99	0.52	22
17.52	11.52	28,110	0.50	1.79	0.52	18
17.05	(15.39)	30,308	0.50	1.43	0.52	34
23.54	31.77	47,424	0.50	1.25	0.52	35

21.53	7.08	4,677	0.25	3.30	0.27	8
21.29	11.65	4,382	0.25	2.25	0.27	17
19.98	14.58	3,053	0.25	2.12	0.29	22
17.78	11.86	4,323	0.25	1.98	0.27	18
17.26	(15.14)	8,959	0.25	1.62	0.27	34
23.75	32.07	22,627	0.25	1.51	0.26	35
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$21.30	$0.38	$1.15	$1.53	$(0.61)	$(0.68)	$(1.29)
Year Ended June 30, 2025	20.00	0.52	1.77	2.29	(0.58)	(0.41)	(0.99)
Year Ended June 30, 2024	17.83	0.46	2.14	2.60	(0.43)	—	(0.43)
Year Ended June 30, 2023	17.32	0.37	1.58	1.95	(0.35)	(1.09)	(1.44)
Year Ended June 30, 2022	23.81	0.40	(3.36)	(2.96)	(0.52)	(3.01)	(3.53)
Year Ended June 30, 2021	18.89	0.36	5.62	5.98	(0.42)	(0.64)	(1.06)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	21.31	0.40	1.14	1.54	(0.63)	(0.68)	(1.31)
Year Ended June 30, 2025	20.01	0.53	1.78	2.31	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.83	0.47	2.16	2.63	(0.45)	—	(0.45)
Year Ended June 30, 2023	17.33	0.40	1.56	1.96	(0.37)	(1.09)	(1.46)
Year Ended June 30, 2022	23.81	0.42	(3.36)	(2.94)	(0.53)	(3.01)	(3.54)
Year Ended June 30, 2021	18.89	0.38	5.62	6.00	(0.44)	(0.64)	(1.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.54	7.20%	$751,904	0.10%	3.37%	0.11%	8%
21.30	11.76	751,709	0.10	2.52	0.11	17
20.00	14.78	728,966	0.10	2.52	0.11	22
17.83	12.03	806,622	0.10	2.16	0.11	18
17.32	(15.03)	1,087,075	0.10	1.86	0.11	34
23.81	32.23	1,456,188	0.10	1.65	0.11	35

21.54	7.25	1,591,920	0.00	3.55	0.01	8
21.31	11.87	2,296,103	0.00	2.61	0.01	17
20.01	14.94	2,007,601	0.00	2.54	0.01	22
17.83	12.10	2,066,266	0.00	2.29	0.01	18
17.33	(14.94)	1,916,064	0.00	1.97	0.01	34
23.81	32.37	2,319,866	0.00	1.73	0.01	35

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$23.15	$0.35	$1.39	$1.74	$(0.51)	$(0.80)	$(1.31)
Year Ended June 30, 2025	21.62	0.40	2.13	2.53	(0.49)	(0.51)	(1.00)
Year Ended June 30, 2024	18.99	0.35	2.63	2.98	(0.35)	—	(0.35)
Year Ended June 30, 2023	18.45	0.30	1.94	2.24	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2022	25.76	0.33	(3.68)	(3.35)	(0.55)	(3.41)	(3.96)
Year Ended June 30, 2021	19.90	0.28	6.68	6.96	(0.34)	(0.76)	(1.10)
Class C
Six Months Ended December 31, 2025 (Unaudited)	22.43	0.27	1.34	1.61	(0.39)	(0.80)	(1.19)
Year Ended June 30, 2025	20.97	0.27	2.07	2.34	(0.37)	(0.51)	(0.88)
Year Ended June 30, 2024	18.43	0.24	2.54	2.78	(0.24)	—	(0.24)
Year Ended June 30, 2023	17.95	0.19	1.89	2.08	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.26	0.19	(3.58)	(3.39)	(0.51)	(3.41)	(3.92)
Year Ended June 30, 2021	19.58	0.13	6.55	6.68	(0.24)	(0.76)	(1.00)
Class I
Six Months Ended December 31, 2025 (Unaudited)	23.30	0.38	1.39	1.77	(0.57)	(0.80)	(1.37)
Year Ended June 30, 2025	21.75	0.44	2.15	2.59	(0.53)	(0.51)	(1.04)
Year Ended June 30, 2024	19.10	0.39	2.64	3.03	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.54	0.34	1.96	2.30	(0.32)	(1.42)	(1.74)
Year Ended June 30, 2022	25.85	0.37	(3.70)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.97	0.31	6.71	7.02	(0.38)	(0.76)	(1.14)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	22.87	0.30	1.38	1.68	(0.45)	(0.80)	(1.25)
Year Ended June 30, 2025	21.37	0.33	2.10	2.43	(0.42)	(0.51)	(0.93)
Year Ended June 30, 2024	18.78	0.29	2.59	2.88	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.26	0.24	1.93	2.17	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2022	25.59	0.25	(3.64)	(3.39)	(0.53)	(3.41)	(3.94)
Year Ended June 30, 2021	19.79	0.20	6.62	6.82	(0.26)	(0.76)	(1.02)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	23.16	0.30	1.42	1.72	(0.48)	(0.80)	(1.28)
Year Ended June 30, 2025	21.62	0.39	2.13	2.52	(0.47)	(0.51)	(0.98)
Year Ended June 30, 2024	18.99	0.34	2.62	2.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.35	0.23	2.01	2.24	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.66	0.31	(3.67)	(3.36)	(0.54)	(3.41)	(3.95)
Year Ended June 30, 2021	19.83	0.27	6.64	6.91	(0.32)	(0.76)	(1.08)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	23.18	0.37	1.39	1.76	(0.57)	(0.80)	(1.37)
Year Ended June 30, 2025	21.65	0.45	2.13	2.58	(0.54)	(0.51)	(1.05)
Year Ended June 30, 2024	19.02	0.40	2.62	3.02	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.50	0.41	1.88	2.29	(0.35)	(1.42)	(1.77)
Year Ended June 30, 2022	25.81	0.35	(3.68)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.93	0.33	6.67	7.00	(0.36)	(0.76)	(1.12)
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$23.58	7.56%	$595,413	0.44%	2.84%	0.52%	8%
23.15	12.04	626,197	0.44	1.81	0.52	16
21.62	15.83	637,489	0.44	1.79	0.52	21
18.99	13.12	656,787	0.43	1.63	0.52	16
18.45	(15.82)	677,060	0.43	1.40	0.52	36
25.76	35.63	1,024,243	0.42	1.19	0.52	33

22.85	7.22	11,041	1.00	2.27	1.04	8
22.43	11.43	10,994	1.00	1.25	1.04	16
20.97	15.19	11,477	1.00	1.22	1.04	21
18.43	12.47	11,359	1.00	1.07	1.03	16
17.95	(16.28)	11,955	1.00	0.86	1.04	36
25.26	34.75	15,949	1.00	0.58	1.04	33

23.70	7.61	199,194	0.25	3.07	0.26	8
23.30	12.27	188,535	0.25	1.99	0.26	16
21.75	16.05	202,471	0.25	1.97	0.26	21
19.10	13.39	212,173	0.25	1.86	0.27	16
18.54	(15.69)	267,740	0.25	1.58	0.26	36
25.85	35.83	437,592	0.25	1.32	0.26	33

23.30	7.38	156,861	0.75	2.54	0.77	8
22.87	11.68	154,715	0.75	1.50	0.76	16
21.37	15.46	160,943	0.75	1.48	0.77	21
18.78	12.83	157,484	0.75	1.34	0.77	16
18.26	(16.09)	153,273	0.75	1.09	0.77	36
25.59	35.12	199,824	0.75	0.86	0.77	33

23.60	7.48	16,280	0.50	2.49	0.52	8
23.16	11.99	19,700	0.50	1.75	0.52	16
21.62	15.76	21,036	0.50	1.71	0.52	21
18.99	13.11	20,493	0.50	1.27	0.52	16
18.35	(15.91)	51,430	0.50	1.35	0.52	36
25.66	35.52	65,461	0.50	1.15	0.51	33

23.57	7.61	52,892	0.25	3.07	0.26	8
23.18	12.26	49,735	0.25	2.01	0.26	16
21.65	16.06	43,150	0.25	1.99	0.26	21
19.02	13.40	36,240	0.25	2.22	0.27	16
18.50	(15.71)	7,965	0.25	1.50	0.27	36
25.81	35.83	15,979	0.25	1.43	0.26	33
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$23.41	$0.39	$1.41	$1.80	$(0.60)	$(0.80)	$(1.40)
Year Ended June 30, 2025	21.85	0.48	2.16	2.64	(0.57)	(0.51)	(1.08)
Year Ended June 30, 2024	19.19	0.44	2.64	3.08	(0.42)	—	(0.42)
Year Ended June 30, 2023	18.62	0.38	1.95	2.33	(0.34)	(1.42)	(1.76)
Year Ended June 30, 2022	25.93	0.41	(3.72)	(3.31)	(0.59)	(3.41)	(4.00)
Year Ended June 30, 2021	20.03	0.35	6.72	7.07	(0.41)	(0.76)	(1.17)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	23.41	0.41	1.39	1.80	(0.62)	(0.80)	(1.42)
Year Ended June 30, 2025	21.85	0.50	2.16	2.66	(0.59)	(0.51)	(1.10)
Year Ended June 30, 2024	19.19	0.45	2.64	3.09	(0.43)	—	(0.43)
Year Ended June 30, 2023	18.63	0.39	1.96	2.35	(0.37)	(1.42)	(1.79)
Year Ended June 30, 2022	25.93	0.43	(3.72)	(3.29)	(0.60)	(3.41)	(4.01)
Year Ended June 30, 2021	20.03	0.38	6.72	7.10	(0.44)	(0.76)	(1.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$23.81	7.72%	$953,311	0.10%	3.18%	0.11%	8%
23.41	12.45	931,089	0.10	2.17	0.11	16
21.85	16.22	871,347	0.10	2.22	0.11	21
19.19	13.56	938,361	0.10	2.03	0.12	16
18.62	(15.57)	1,254,341	0.10	1.76	0.11	36
25.93	36.03	1,668,542	0.10	1.51	0.11	33

23.79	7.73	1,505,009	0.00	3.36	0.01	8
23.41	12.56	2,141,439	0.00	2.26	0.01	16
21.85	16.33	1,872,827	0.00	2.24	0.01	21
19.19	13.65	1,931,128	0.00	2.11	0.02	16
18.63	(15.48)	1,747,795	0.00	1.87	0.01	36
25.93	36.17	2,166,737	0.00	1.61	0.01	33

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$23.49	$0.33	$1.53	$1.86	$(0.47)	$(0.76)	$(1.23)
Year Ended June 30, 2025	21.76	0.35	2.30	2.65	(0.45)	(0.47)	(0.92)
Year Ended June 30, 2024	18.89	0.30	2.87	3.17	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.35	0.26	2.15	2.41	(0.24)	(1.63)	(1.87)
Year Ended June 30, 2022	25.52	0.30	(3.70)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.19	0.24	7.07	7.31	(0.30)	(0.68)	(0.98)
Class C
Six Months Ended December 31, 2025 (Unaudited)	22.85	0.25	1.49	1.74	(0.34)	(0.76)	(1.10)
Year Ended June 30, 2025	21.18	0.21	2.25	2.46	(0.32)	(0.47)	(0.79)
Year Ended June 30, 2024	18.41	0.20	2.77	2.97	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.93	0.16	2.09	2.25	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2022	25.12	0.16	(3.62)	(3.46)	(0.55)	(3.18)	(3.73)
Year Ended June 30, 2021	18.96	0.10	6.98	7.08	(0.24)	(0.68)	(0.92)
Class I
Six Months Ended December 31, 2025 (Unaudited)	23.67	0.36	1.54	1.90	(0.52)	(0.76)	(1.28)
Year Ended June 30, 2025	21.91	0.38	2.33	2.71	(0.48)	(0.47)	(0.95)
Year Ended June 30, 2024	19.02	0.35	2.88	3.23	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.46	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.63	0.34	(3.73)	(3.39)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.27	0.28	7.09	7.37	(0.33)	(0.68)	(1.01)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	23.20	0.29	1.51	1.80	(0.41)	(0.76)	(1.17)
Year Ended June 30, 2025	21.50	0.27	2.28	2.55	(0.38)	(0.47)	(0.85)
Year Ended June 30, 2024	18.68	0.24	2.83	3.07	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.16	0.21	2.13	2.34	(0.19)	(1.63)	(1.82)
Year Ended June 30, 2022	25.37	0.22	(3.68)	(3.46)	(0.57)	(3.18)	(3.75)
Year Ended June 30, 2021	19.10	0.16	7.04	7.20	(0.25)	(0.68)	(0.93)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	23.35	0.29	1.55	1.84	(0.45)	(0.76)	(1.21)
Year Ended June 30, 2025	21.63	0.33	2.29	2.62	(0.43)	(0.47)	(0.90)
Year Ended June 30, 2024	18.78	0.27	2.86	3.13	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.25	0.25	2.14	2.39	(0.23)	(1.63)	(1.86)
Year Ended June 30, 2022	25.42	0.28	(3.68)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.12	0.23	7.03	7.26	(0.28)	(0.68)	(0.96)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	23.63	0.45	1.44	1.89	(0.54)	(0.76)	(1.30)
Year Ended June 30, 2025	21.88	0.39	2.32	2.71	(0.49)	(0.47)	(0.96)
Year Ended June 30, 2024	18.98	0.32	2.90	3.22	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.42	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.58	0.31	(3.69)	(3.38)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.22	0.29	7.07	7.36	(0.32)	(0.68)	(1.00)
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$24.12	7.95%	$514,817	0.44%	2.70%	0.52%	9%
23.49	12.48	520,491	0.44	1.55	0.52	17
21.76	16.93	510,708	0.44	1.54	0.53	21
18.89	14.22	509,718	0.43	1.43	0.53	16
18.35	(16.11)	521,553	0.43	1.28	0.52	40
25.52	38.75	793,971	0.42	1.07	0.52	32

23.49	7.66	6,129	1.00	2.11	1.05	9
22.85	11.88	6,252	1.00	0.97	1.05	17
21.18	16.25	6,485	1.00	1.03	1.06	21
18.41	13.58	6,233	1.00	0.91	1.05	16
17.93	(16.60)	6,283	1.00	0.72	1.04	40
25.12	37.99	10,242	1.00	0.46	1.04	32

24.29	8.07	112,045	0.25	2.92	0.27	9
23.67	12.70	103,571	0.25	1.67	0.27	17
21.91	17.14	117,835	0.25	1.74	0.27	21
19.02	14.47	119,321	0.25	1.71	0.27	16
18.46	(16.01)	161,938	0.25	1.45	0.27	40
25.63	38.97	298,715	0.25	1.23	0.27	32

23.83	7.78	142,099	0.75	2.39	0.77	9
23.20	12.15	136,925	0.75	1.24	0.77	17
21.50	16.54	132,296	0.75	1.24	0.77	21
18.68	13.92	125,042	0.75	1.14	0.77	16
18.16	(16.45)	119,432	0.75	0.97	0.77	40
25.37	38.36	165,130	0.75	0.71	0.77	32

23.98	7.91	17,115	0.50	2.39	0.52	9
23.35	12.40	19,971	0.50	1.47	0.52	17
21.63	16.83	19,601	0.50	1.39	0.52	21
18.78	14.19	20,029	0.50	1.38	0.52	16
18.25	(16.20)	21,019	0.50	1.21	0.52	40
25.42	38.65	29,888	0.50	1.01	0.52	32

24.22	8.02	4,404	0.25	3.63	0.27	9
23.63	12.73	3,038	0.25	1.74	0.27	17
21.88	17.14	2,502	0.25	1.62	0.29	21
18.98	14.45	2,670	0.25	1.68	0.28	16
18.42	(16.00)	5,215	0.25	1.32	0.27	40
25.58	39.01	11,680	0.25	1.29	0.27	32
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$23.73	$0.38	$1.53	$1.91	$(0.55)	$(0.76)	$(1.31)
Year Ended June 30, 2025	21.97	0.43	2.33	2.76	(0.53)	(0.47)	(1.00)
Year Ended June 30, 2024	19.07	0.40	2.87	3.27	(0.37)	—	(0.37)
Year Ended June 30, 2023	18.51	0.33	2.16	2.49	(0.30)	(1.63)	(1.93)
Year Ended June 30, 2022	25.66	0.38	(3.74)	(3.36)	(0.61)	(3.18)	(3.79)
Year Ended June 30, 2021	19.29	0.32	7.10	7.42	(0.37)	(0.68)	(1.05)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	23.73	0.40	1.53	1.93	(0.58)	(0.76)	(1.34)
Year Ended June 30, 2025	21.97	0.45	2.33	2.78	(0.55)	(0.47)	(1.02)
Year Ended June 30, 2024	19.07	0.40	2.89	3.29	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.51	0.35	2.16	2.51	(0.32)	(1.63)	(1.95)
Year Ended June 30, 2022	25.65	0.40	(3.74)	(3.34)	(0.62)	(3.18)	(3.80)
Year Ended June 30, 2021	19.28	0.34	7.10	7.44	(0.39)	(0.68)	(1.07)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$24.33	8.10%	$639,939	0.10%	3.01%	0.11%	9%
23.73	12.88	624,326	0.10	1.90	0.11	17
21.97	17.34	578,627	0.10	2.03	0.11	21
19.07	14.60	654,843	0.10	1.80	0.12	16
18.51	(15.86)	845,697	0.10	1.64	0.11	40
25.66	39.20	1,103,307	0.10	1.41	0.12	32

24.32	8.16	1,283,341	0.00	3.20	0.01	9
23.73	12.99	1,841,099	0.00	1.99	0.02	17
21.97	17.45	1,561,270	0.00	1.99	0.01	21
19.07	14.75	1,599,405	0.00	1.91	0.02	16
18.51	(15.79)	1,425,466	0.00	1.75	0.02	40
25.65	39.36	1,706,379	0.00	1.48	0.02	32

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	75

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$24.39	$0.33	$1.66	$1.99	$(0.45)	$(0.80)	$(1.25)
Year Ended June 30, 2025	22.15	0.32	2.46	2.78	(0.44)	(0.10)	(0.54)
Year Ended June 30, 2024	19.12	0.29	3.03	3.32	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.45	0.25	2.23	2.48	(0.26)	(1.55)	(1.81)
Year Ended June 30, 2022	25.66	0.29	(3.77)	(3.48)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.30	0.25	7.10	7.35	(0.29)	(0.70)	(0.99)
Class C
Six Months Ended December 31, 2025 (Unaudited)	23.69	0.24	1.63	1.87	(0.32)	(0.80)	(1.12)
Year Ended June 30, 2025	21.53	0.19	2.39	2.58	(0.32)	(0.10)	(0.42)
Year Ended June 30, 2024	18.60	0.17	2.94	3.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	18.00	0.15	2.16	2.31	(0.16)	(1.55)	(1.71)
Year Ended June 30, 2022	25.22	0.17	(3.69)	(3.52)	(0.56)	(3.14)	(3.70)
Year Ended June 30, 2021	19.05	0.09	7.02	7.11	(0.24)	(0.70)	(0.94)
Class I
Six Months Ended December 31, 2025 (Unaudited)	24.58	0.36	1.68	2.04	(0.51)	(0.80)	(1.31)
Year Ended June 30, 2025	22.31	0.36	2.49	2.85	(0.48)	(0.10)	(0.58)
Year Ended June 30, 2024	19.26	0.32	3.05	3.37	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.57	0.30	2.23	2.53	(0.29)	(1.55)	(1.84)
Year Ended June 30, 2022	25.77	0.34	(3.80)	(3.46)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.38	0.28	7.14	7.42	(0.33)	(0.70)	(1.03)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	24.08	0.29	1.64	1.93	(0.39)	(0.80)	(1.19)
Year Ended June 30, 2025	21.87	0.24	2.44	2.68	(0.37)	(0.10)	(0.47)
Year Ended June 30, 2024	18.89	0.22	2.99	3.21	(0.23)	—	(0.23)
Year Ended June 30, 2023	18.25	0.20	2.20	2.40	(0.21)	(1.55)	(1.76)
Year Ended June 30, 2022	25.48	0.22	(3.74)	(3.52)	(0.57)	(3.14)	(3.71)
Year Ended June 30, 2021	19.20	0.16	7.07	7.23	(0.25)	(0.70)	(0.95)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	24.27	0.29	1.69	1.98	(0.43)	(0.80)	(1.23)
Year Ended June 30, 2025	22.02	0.30	2.45	2.75	(0.40)	(0.10)	(0.50)
Year Ended June 30, 2024	19.01	0.26	3.03	3.29	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.35	0.23	2.22	2.45	(0.24)	(1.55)	(1.79)
Year Ended June 30, 2022	25.55	0.28	(3.75)	(3.47)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.23	0.24	7.06	7.30	(0.28)	(0.70)	(0.98)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	24.50	0.37	1.66	2.03	(0.51)	(0.80)	(1.31)
Year Ended June 30, 2025	22.25	0.37	2.47	2.84	(0.49)	(0.10)	(0.59)
Year Ended June 30, 2024	19.21	0.32	3.05	3.37	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.54	0.32	2.20	2.52	(0.30)	(1.55)	(1.85)
Year Ended June 30, 2022	25.73	0.32	(3.77)	(3.45)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.34	0.29	7.11	7.40	(0.31)	(0.70)	(1.01)
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.13	8.17%	$436,495	0.44%	2.57%	0.52%	9%
24.39	12.77	452,902	0.44	1.39	0.52	15
22.15	17.52	437,142	0.44	1.43	0.53	22
19.12	14.52	415,427	0.43	1.36	0.53	17
18.45	(16.32)	410,646	0.43	1.26	0.52	42
25.66	38.77	622,310	0.42	1.08	0.52	33

24.44	7.90	8,058	1.00	1.96	1.05	9
23.69	12.13	8,182	1.00	0.84	1.05	15
21.53	16.84	8,113	1.00	0.87	1.06	22
18.60	13.86	7,943	1.00	0.83	1.05	17
18.00	(16.78)	7,296	1.00	0.73	1.05	42
25.22	37.97	9,790	1.00	0.39	1.06	33

25.31	8.30	158,877	0.25	2.82	0.27	9
24.58	13.00	148,154	0.25	1.56	0.27	15
22.31	17.69	160,188	0.25	1.60	0.27	22
19.26	14.76	165,089	0.25	1.63	0.27	17
18.57	(16.17)	197,122	0.25	1.44	0.27	42
25.77	38.99	341,114	0.25	1.20	0.27	33

24.82	8.01	132,618	0.75	2.29	0.77	9
24.08	12.42	127,426	0.75	1.07	0.77	15
21.87	17.14	129,170	0.75	1.12	0.77	22
18.89	14.20	120,984	0.75	1.08	0.77	17
18.25	(16.59)	111,445	0.75	0.96	0.77	42
25.48	38.33	143,149	0.75	0.71	0.77	33

25.02	8.15	16,106	0.50	2.25	0.52	9
24.27	12.70	18,798	0.50	1.31	0.52	15
22.02	17.44	24,647	0.50	1.30	0.52	22
19.01	14.45	22,993	0.50	1.28	0.52	17
18.35	(16.36)	24,905	0.50	1.20	0.52	42
25.55	38.64	32,912	0.50	1.05	0.52	33

25.22	8.30	13,487	0.25	2.90	0.27	9
24.50	12.97	11,723	0.25	1.59	0.27	15
22.25	17.72	9,723	0.25	1.60	0.27	22
19.21	14.74	7,837	0.25	1.71	0.27	17
18.54	(16.15)	6,998	0.25	1.37	0.27	42
25.73	38.98	10,679	0.25	1.26	0.27	33
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$24.66	$0.38	$1.69	$2.07	$(0.55)	$(0.80)	$(1.35)
Year Ended June 30, 2025	22.39	0.41	2.48	2.89	(0.52)	(0.10)	(0.62)
Year Ended June 30, 2024	19.32	0.38	3.05	3.43	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.63	0.35	2.21	2.56	(0.32)	(1.55)	(1.87)
Year Ended June 30, 2022	25.82	0.38	(3.81)	(3.43)	(0.62)	(3.14)	(3.76)
Year Ended June 30, 2021	19.41	0.32	7.15	7.47	(0.36)	(0.70)	(1.06)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	24.68	0.41	1.67	2.08	(0.57)	(0.80)	(1.37)
Year Ended June 30, 2025	22.41	0.42	2.49	2.91	(0.54)	(0.10)	(0.64)
Year Ended June 30, 2024	19.34	0.38	3.07	3.45	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.65	0.34	2.24	2.58	(0.34)	(1.55)	(1.89)
Year Ended June 30, 2022	25.83	0.40	(3.81)	(3.41)	(0.63)	(3.14)	(3.77)
Year Ended June 30, 2021	19.42	0.34	7.16	7.50	(0.39)	(0.70)	(1.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.38	8.37%	$742,567	0.10%	2.92%	0.11%	9%
24.66	13.15	716,681	0.10	1.75	0.12	15
22.39	17.93	647,383	0.10	1.88	0.12	22
19.32	14.87	662,293	0.10	1.89	0.12	17
18.63	(16.04)	956,841	0.10	1.62	0.12	42
25.82	39.25	1,208,319	0.10	1.37	0.12	33

25.39	8.43	1,134,392	0.00	3.11	0.02	9
24.68	13.25	1,511,164	0.00	1.83	0.02	15
22.41	18.03	1,258,120	0.00	1.87	0.02	22
19.34	15.02	1,297,128	0.00	1.85	0.02	17
18.65	(15.95)	1,140,227	0.00	1.73	0.02	42
25.83	39.36	1,389,666	0.00	1.48	0.02	33

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$29.52	$0.41	$2.00	$2.41	$(0.55)	$(0.83)	$(1.38)
Year Ended June 30, 2025	26.74	0.38	2.99	3.37	(0.53)	(0.06)	(0.59)
Year Ended June 30, 2024	23.10	0.35	3.64	3.99	(0.35)	—	(0.35)
Year Ended June 30, 2023	22.13	0.30	2.68	2.98	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.64	0.34	(4.52)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.16	0.29	8.18	8.47	(0.34)	(0.65)	(0.99)
Class C
Six Months Ended December 31, 2025 (Unaudited)	28.95	0.30	1.97	2.27	(0.39)	(0.83)	(1.22)
Year Ended June 30, 2025	26.20	0.22	2.94	3.16	(0.35)	(0.06)	(0.41)
Year Ended June 30, 2024	22.65	0.21	3.56	3.77	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.73	0.18	2.64	2.82	(0.18)	(1.72)	(1.90)
Year Ended June 30, 2022	29.29	0.19	(4.45)	(4.26)	(0.67)	(2.63)	(3.30)
Year Ended June 30, 2021	21.99	0.12	8.11	8.23	(0.28)	(0.65)	(0.93)
Class I
Six Months Ended December 31, 2025 (Unaudited)	29.68	0.45	2.00	2.45	(0.62)	(0.83)	(1.45)
Year Ended June 30, 2025	26.86	0.42	3.03	3.45	(0.57)	(0.06)	(0.63)
Year Ended June 30, 2024	23.19	0.40	3.66	4.06	(0.39)	—	(0.39)
Year Ended June 30, 2023	22.21	0.36	2.68	3.04	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.70	0.39	(4.53)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.21	0.33	8.19	8.52	(0.38)	(0.65)	(1.03)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	29.26	0.35	1.99	2.34	(0.47)	(0.83)	(1.30)
Year Ended June 30, 2025	26.51	0.30	2.95	3.25	(0.44)	(0.06)	(0.50)
Year Ended June 30, 2024	22.90	0.27	3.62	3.89	(0.28)	—	(0.28)
Year Ended June 30, 2023	21.96	0.24	2.65	2.89	(0.23)	(1.72)	(1.95)
Year Ended June 30, 2022	29.51	0.25	(4.49)	(4.24)	(0.68)	(2.63)	(3.31)
Year Ended June 30, 2021	22.11	0.19	8.15	8.34	(0.29)	(0.65)	(0.94)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	29.40	0.35	2.03	2.38	(0.51)	(0.83)	(1.34)
Year Ended June 30, 2025	26.60	0.35	2.99	3.34	(0.48)	(0.06)	(0.54)
Year Ended June 30, 2024	22.97	0.31	3.65	3.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.03	0.30	2.65	2.95	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.54	0.32	(4.50)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.10	0.26	8.15	8.41	(0.32)	(0.65)	(0.97)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	29.69	0.44	2.01	2.45	(0.61)	(0.83)	(1.44)
Year Ended June 30, 2025	26.89	0.44	3.01	3.45	(0.59)	(0.06)	(0.65)
Year Ended June 30, 2024	23.16	0.32	3.74	4.06	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.19	0.33	2.70	3.03	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.68	0.35	(4.49)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.18	0.34	8.17	8.51	(0.36)	(0.65)	(1.01)
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$30.55	8.20%	$301,501	0.44%	2.64%	0.53%	11%
29.52	12.79	292,359	0.44	1.39	0.53	14
26.74	17.43	260,250	0.44	1.43	0.53	25
23.10	14.52	236,957	0.43	1.38	0.53	20
22.13	(16.24)	229,868	0.42	1.25	0.53	44
29.64	38.80	353,792	0.42	1.10	0.53	35

30.00	7.87	5,481	1.00	1.96	1.06	11
28.95	12.19	5,382	1.00	0.81	1.06	14
26.20	16.76	5,521	1.00	0.88	1.08	25
22.65	13.91	5,686	1.00	0.83	1.06	20
21.73	(16.74)	5,304	1.01	0.72	1.06	44
29.29	37.96	6,503	1.00	0.47	1.06	35

30.68	8.26	65,644	0.25	2.88	0.27	11
29.68	13.03	58,282	0.25	1.51	0.27	14
26.86	17.68	71,133	0.25	1.65	0.28	25
23.19	14.72	76,441	0.25	1.63	0.28	20
22.21	(16.10)	97,551	0.25	1.42	0.28	44
29.70	38.98	163,327	0.25	1.24	0.28	35

30.30	8.02	112,782	0.75	2.28	0.77	11
29.26	12.42	108,152	0.75	1.08	0.77	14
26.51	17.11	101,778	0.75	1.12	0.78	25
22.90	14.16	92,962	0.75	1.08	0.78	20
21.96	(16.53)	85,684	0.76	0.92	0.78	44
29.51	38.29	108,729	0.75	0.72	0.78	35

30.44	8.13	8,676	0.50	2.26	0.53	11
29.40	12.73	10,095	0.50	1.28	0.53	14
26.60	17.40	11,986	0.50	1.30	0.53	25
22.97	14.42	11,606	0.50	1.34	0.54	20
22.03	(16.31)	10,367	0.50	1.18	0.54	44
29.54	38.64	14,248	0.50	1.00	0.53	35

30.70	8.29	1,715	0.25	2.83	0.29	11
29.69	13.02	1,577	0.25	1.59	0.28	14
26.89	17.70	1,248	0.25	1.34	0.32	25
23.16	14.69	2,206	0.25	1.49	0.29	20
22.19	(16.12)	2,315	0.25	1.25	0.28	44
29.68	38.98	4,137	0.25	1.30	0.28	35
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$29.72	$0.46	$2.03	$2.49	$(0.66)	$(0.83)	$(1.49)
Year Ended June 30, 2025	26.92	0.49	2.99	3.48	(0.62)	(0.06)	(0.68)
Year Ended June 30, 2024	23.24	0.45	3.66	4.11	(0.43)	—	(0.43)
Year Ended June 30, 2023	22.26	0.40	2.67	3.07	(0.37)	(1.72)	(2.09)
Year Ended June 30, 2022	29.73	0.44	(4.55)	(4.11)	(0.73)	(2.63)	(3.36)
Year Ended June 30, 2021	22.23	0.37	8.20	8.57	(0.42)	(0.65)	(1.07)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	29.76	0.49	2.01	2.50	(0.69)	(0.83)	(1.52)
Year Ended June 30, 2025	26.94	0.51	3.02	3.53	(0.65)	(0.06)	(0.71)
Year Ended June 30, 2024	23.26	0.46	3.67	4.13	(0.45)	—	(0.45)
Year Ended June 30, 2023	22.28	0.41	2.69	3.10	(0.40)	(1.72)	(2.12)
Year Ended June 30, 2022	29.74	0.47	(4.55)	(4.08)	(0.75)	(2.63)	(3.38)
Year Ended June 30, 2021	22.24	0.39	8.21	8.60	(0.45)	(0.65)	(1.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$30.72	8.39%	$508,146	0.10%	2.95%	0.12%	11%
29.72	13.15	479,375	0.10	1.76	0.12	14
26.92	17.87	445,333	0.10	1.86	0.12	25
23.24	14.86	411,787	0.10	1.81	0.13	20
22.26	(15.97)	472,573	0.10	1.62	0.12	44
29.73	39.20	549,015	0.10	1.41	0.13	35

30.74	8.41	783,249	0.00	3.12	0.02	11
29.76	13.33	1,022,205	0.00	1.83	0.02	14
26.94	17.96	801,577	0.00	1.87	0.02	25
23.26	15.00	849,896	0.00	1.86	0.03	20
22.28	(15.88)	703,185	0.00	1.73	0.03	44
29.74	39.32	782,080	0.00	1.47	0.03	35

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$24.82	$0.35	$1.68	$2.03	$(0.45)	$(0.59)	$(1.04)
Year Ended June 30, 2025	22.62	0.32	2.51	2.83	(0.44)	(0.19)	(0.63)
Year Ended June 30, 2024	19.54	0.29	3.09	3.38	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.13	0.24	2.28	2.52	(0.23)	(0.88)	(1.11)
Year Ended June 30, 2022	23.51	0.29	(3.73)	(3.44)	(0.57)	(1.37)	(1.94)
Year Ended June 30, 2021	17.52	0.22	6.47	6.69	(0.26)	(0.44)	(0.70)
Class C
Six Months Ended December 31, 2025 (Unaudited)	24.41	0.25	1.67	1.92	(0.31)	(0.59)	(0.90)
Year Ended June 30, 2025	22.26	0.19	2.47	2.66	(0.32)	(0.19)	(0.51)
Year Ended June 30, 2024	19.24	0.18	3.04	3.22	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.87	0.16	2.22	2.38	(0.13)	(0.88)	(1.01)
Year Ended June 30, 2022	23.31	0.18	(3.71)	(3.53)	(0.54)	(1.37)	(1.91)
Year Ended June 30, 2021	17.43	0.08	6.45	6.53	(0.21)	(0.44)	(0.65)
Class I
Six Months Ended December 31, 2025 (Unaudited)	24.93	0.38	1.68	2.06	(0.52)	(0.59)	(1.11)
Year Ended June 30, 2025	22.71	0.37	2.52	2.89	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.60	0.32	3.12	3.44	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.19	0.30	2.26	2.56	(0.27)	(0.88)	(1.15)
Year Ended June 30, 2022	23.56	0.31	(3.73)	(3.42)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.55	0.25	6.49	6.74	(0.29)	(0.44)	(0.73)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	24.63	0.31	1.66	1.97	(0.40)	(0.59)	(0.99)
Year Ended June 30, 2025	22.45	0.25	2.50	2.75	(0.38)	(0.19)	(0.57)
Year Ended June 30, 2024	19.40	0.23	3.07	3.30	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.02	0.20	2.24	2.44	(0.18)	(0.88)	(1.06)
Year Ended June 30, 2022	23.44	0.20	(3.70)	(3.50)	(0.55)	(1.37)	(1.92)
Year Ended June 30, 2021	17.49	0.15	6.46	6.61	(0.22)	(0.44)	(0.66)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	24.82	0.28	1.74	2.02	(0.42)	(0.59)	(1.01)
Year Ended June 30, 2025	22.60	0.31	2.51	2.82	(0.41)	(0.19)	(0.60)
Year Ended June 30, 2024	19.52	0.27	3.09	3.36	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.11	0.23	2.28	2.51	(0.22)	(0.88)	(1.10)
Year Ended June 30, 2022	23.51	0.26	(3.73)	(3.47)	(0.56)	(1.37)	(1.93)
Year Ended June 30, 2021	17.52	0.21	6.47	6.68	(0.25)	(0.44)	(0.69)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	24.86	0.39	1.67	2.06	(0.52)	(0.59)	(1.11)
Year Ended June 30, 2025	22.65	0.37	2.51	2.88	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.55	0.33	3.11	3.44	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.19	0.35	2.19	2.54	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.55	0.29	(3.70)	(3.41)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.54	0.30	6.44	6.74	(0.29)	(0.44)	(0.73)
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.81	8.20%	$77,636	0.44%	2.66%	0.54%	15%
24.82	12.76	81,991	0.44	1.38	0.55	15
22.62	17.46	65,268	0.44	1.42	0.57	39
19.54	14.59	47,910	0.43	1.30	0.57	24
18.13	(16.24)	39,896	0.43	1.30	0.59	47
23.51	38.70	50,703	0.42	1.05	0.59	36

25.43	7.89	3,378	1.00	1.97	1.08	15
24.41	12.13	3,564	1.00	0.81	1.08	15
22.26	16.84	3,257	1.00	0.88	1.11	39
19.24	13.90	2,296	1.00	0.90	1.10	24
17.87	(16.76)	1,873	1.01	0.83	1.10	47
23.31	37.99	1,992	1.00	0.40	1.12	36

25.88	8.26	48,090	0.25	2.89	0.29	15
24.93	12.99	41,778	0.25	1.57	0.29	15
22.71	17.70	33,157	0.25	1.55	0.30	39
19.60	14.80	27,615	0.25	1.63	0.31	24
18.19	(16.12)	28,164	0.26	1.41	0.33	47
23.56	38.99	50,531	0.25	1.17	0.32	36

25.61	8.02	17,903	0.75	2.38	0.79	15
24.63	12.43	15,979	0.75	1.08	0.80	15
22.45	17.11	13,477	0.75	1.14	0.82	39
19.40	14.19	10,268	0.75	1.07	0.82	24
18.02	(16.53)	9,499	0.76	0.94	0.84	47
23.44	38.34	9,829	0.75	0.72	0.84	36

25.83	8.15	6,877	0.50	2.16	0.55	15
24.82	12.72	8,799	0.50	1.33	0.55	15
22.60	17.38	8,815	0.50	1.31	0.57	39
19.52	14.51	7,473	0.50	1.26	0.57	24
18.11	(16.34)	7,162	0.51	1.20	0.59	47
23.51	38.64	7,448	0.50	0.99	0.59	36

25.81	8.29	8,838	0.25	2.94	0.29	15
24.86	12.98	7,413	0.25	1.58	0.29	15
22.65	17.76	5,579	0.25	1.62	0.32	39
19.55	14.71	3,498	0.25	1.88	0.32	24
18.19	(16.09)	407	0.26	1.29	0.37	47
23.55	38.98	1,255	0.25	1.44	0.36	36
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$24.95	$0.39	$1.69	$2.08	$(0.55)	$(0.59)	$(1.14)
Year Ended June 30, 2025	22.72	0.41	2.53	2.94	(0.52)	(0.19)	(0.71)
Year Ended June 30, 2024	19.61	0.39	3.08	3.47	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.20	0.35	2.24	2.59	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.56	0.35	(3.75)	(3.40)	(0.59)	(1.37)	(1.96)
Year Ended June 30, 2021	17.54	0.28	6.50	6.78	(0.32)	(0.44)	(0.76)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	25.01	0.42	1.68	2.10	(0.57)	(0.59)	(1.16)
Year Ended June 30, 2025	22.77	0.43	2.54	2.97	(0.54)	(0.19)	(0.73)
Year Ended June 30, 2024	19.66	0.39	3.10	3.49	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.24	0.35	2.27	2.62	(0.32)	(0.88)	(1.20)
Year Ended June 30, 2022	23.59	0.38	(3.76)	(3.38)	(0.60)	(1.37)	(1.97)
Year Ended June 30, 2021	17.57	0.30	6.50	6.80	(0.34)	(0.44)	(0.78)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.89	8.34%	$213,186	0.10%	2.93%	0.13%	15%
24.95	13.19	198,899	0.10	1.76	0.14	15
22.72	17.89	167,313	0.10	1.87	0.15	39
19.61	14.97	144,381	0.10	1.86	0.15	24
18.20	(16.02)	115,172	0.11	1.58	0.18	47
23.56	39.25	92,080	0.10	1.31	0.17	36

25.95	8.42	431,458	0.00	3.17	0.03	15
25.01	13.31	534,049	0.00	1.82	0.04	15
22.77	17.94	384,938	0.00	1.86	0.05	39
19.66	15.11	362,709	0.00	1.87	0.06	24
18.24	(15.92)	260,352	0.01	1.72	0.08	47
23.59	39.32	235,256	0.00	1.41	0.08	36

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$21.88	$0.35	$1.42	$1.77	$(0.39)	$(0.33)	$(0.72)
Year Ended June 30, 2025	19.81	0.26	2.21	2.47	(0.36)	(0.04)	(0.40)
Year Ended June 30, 2024	17.14	0.25	2.72	2.97	(0.24)	(0.06)	(0.30)
November 1, 2022 (i) through June 30, 2023	15.00	0.13	2.18	2.31	(0.17)	—	(0.17)
Class C
Six Months Ended December 31, 2025 (Unaudited)	21.83	0.30	1.40	1.70	(0.35)	(0.33)	(0.68)
Year Ended June 30, 2025	19.72	0.14	2.22	2.36	(0.21)	(0.04)	(0.25)
Year Ended June 30, 2024	17.09	0.16	2.69	2.85	(0.16)	(0.06)	(0.22)
November 1, 2022 (i) through June 30, 2023	15.00	0.14	2.11	2.25	(0.16)	—	(0.16)
Class I
Six Months Ended December 31, 2025 (Unaudited)	21.95	0.40	1.40	1.80	(0.46)	(0.33)	(0.79)
Year Ended June 30, 2025	19.86	0.31	2.21	2.52	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2024	17.16	0.29	2.72	3.01	(0.25)	(0.06)	(0.31)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.13	2.34	(0.18)	—	(0.18)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	21.91	0.37	1.36	1.73	(0.41)	(0.33)	(0.74)
Year Ended June 30, 2025	19.83	0.16	2.26	2.42	(0.30)	(0.04)	(0.34)
Year Ended June 30, 2024	17.11	0.19	2.72	2.91	(0.13)	(0.06)	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.17	2.11	2.28	(0.17)	—	(0.17)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	21.97	0.08	1.69	1.77	—	(0.33)	(0.33)
Year Ended June 30, 2025	19.85	0.25	2.22	2.47	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2024	17.13	0.23	2.73	2.96	(0.18)	(0.06)	(0.24)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.10	2.30	(0.17)	—	(0.17)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	21.99	0.34	1.46	1.80	(0.44)	(0.33)	(0.77)
Year Ended June 30, 2025	19.88	0.33	2.20	2.53	(0.38)	(0.04)	(0.42)
Year Ended June 30, 2024	17.16	0.30	2.70	3.00	(0.22)	(0.06)	(0.28)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.12	2.34	(0.18)	—	(0.18)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	21.99	0.36	1.46	1.82	(0.47)	(0.33)	(0.80)
Year Ended June 30, 2025	19.89	0.35	2.20	2.55	(0.41)	(0.04)	(0.45)
Year Ended June 30, 2024	17.17	0.22	2.82	3.04	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.13	2.35	(0.18)	—	(0.18)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$22.93	8.11%	$9,972	0.44%	3.01%	0.77%	9%
21.88	12.66	9,783	0.44	1.26	0.99	19
19.81	17.48	2,999	0.44 (h)	1.34 (h)	2.88 (h)	18
17.14	15.57	244	0.44 (h)	1.19 (h)	9.65 (h)	31

22.85	7.79	213	1.00	2.62	1.51	9
21.83	12.03	132	1.00	0.68	1.94	19
19.72	16.81	97	1.00 (h)	0.89 (h)	4.17 (h)	18
17.09	15.13	23	1.00 (h)	1.35 (h)	20.65 (h)	31

22.96	8.20	1,839	0.25	3.48	0.57	9
21.95	12.86	1,173	0.25	1.49	0.84	19
19.86	17.68	313	0.25 (h)	1.59 (h)	2.89 (h)	18
17.16	15.74	56	0.25 (h)	1.95 (h)	17.19 (h)	31

22.90	7.90	444	0.75	3.17	1.06	9
21.91	12.32	187	0.75	0.80	2.80	19
19.83	17.13	46	0.75 (h)	1.06 (h)	4.60 (h)	18
17.11	15.31	24	0.75 (h)	1.59 (h)	20.21 (h)	31

23.41	8.07	48	0.50	0.69	0.99	9
21.97	12.57	32	0.50	1.21	1.13	19
19.85	17.42	55	0.50 (h)	1.27 (h)	4.17 (h)	18
17.13	15.49	26	0.50 (h)	1.84 (h)	19.92 (h)	31

23.02	8.20	40	0.25	2.90	0.60	9
21.99	12.87	34	0.25	1.59	0.81	19
19.88	17.65	27	0.25 (h)	1.64 (h)	4.43 (h)	18
17.16	15.74	23	0.25 (h)	2.10 (h)	19.88 (h)	31

23.01	8.30	24,504	0.10	3.09	0.36	9
21.99	13.01	20,306	0.10	1.71	0.61	19
19.89	17.89	10,489	0.10 (h)	1.14 (h)	0.93 (h)	18
17.17	15.83	72	0.10 (h)	2.07 (h)	15.97 (h)	31
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$22.02	$0.40	$1.44	$1.84	$(0.49)	$(0.33)	$(0.82)
Year Ended June 30, 2025	19.91	0.38	2.19	2.57	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2024	17.18	0.34	2.71	3.05	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.16	2.36	(0.18)	—	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
(j)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$23.04	8.38%	$88,600	0.00%(j)	3.43%	0.26%	9%
22.02	13.12	58,745	0.00 (j)	1.81	0.49	19
19.91	17.96	16,005	0.00 (h)(j)	1.84 (h)	2.60 (h)	18
17.18	15.92	3,648	0.00 (h)(j)	1.86 (h)	12.74 (h)	31

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 10 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2025 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2030 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2035 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2040 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2045 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2050 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2055 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2060 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2065 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
JPMorgan SmartRetirement® Income Fund acquired all the assets and liabilities of the JPMorgan SmartRetirement® 2020 Fund in a reorganization on April 25, 2025. Please refer to Note 8 discussing the merger.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

92	J.P. Morgan SmartRetirement® Funds	December 31, 2025

Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,888,304	$—	$—	$1,888,304

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan SmartRetirement® 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,057,999	$—	$—	$2,057,999

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$793,263	$—	$—	$793,263
Investment Companies	2,745,651	—	—	2,745,651
U.S. Treasury Obligations	—	2,381	—	2,381
Short-Term Investments
Investment Companies	50,313	—	—	50,313
Total Investments in Securities	$3,589,227	$2,381	$—	$3,591,608
Appreciation in Other Financial Instruments
Futures Contracts	$1,181	$—	$—	$1,181

JPMorgan SmartRetirement® 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$767,692	$—	$—	$767,692
Investment Companies	2,506,105	—	—	2,506,105
U.S. Treasury Obligations	—	2,306	—	2,306
Short-Term Investments
Investment Companies	63,570	—	—	63,570
Total Investments in Securities	$3,337,367	$2,306	$—	$3,339,673
Appreciation in Other Financial Instruments
Futures Contracts	$1,107	$—	$—	$1,107

JPMorgan SmartRetirement® 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$943,874	$—	$—	$943,874
Investment Companies	2,518,230	—	—	2,518,230
U.S. Treasury Obligations	—	2,385	—	2,385
Short-Term Investments
Investment Companies	63,987	—	—	63,987
Total Investments in Securities	$3,526,091	$2,385	$—	$3,528,476
Appreciation in Other Financial Instruments
Futures Contracts	$1,165	$—	$—	$1,165

JPMorgan SmartRetirement® 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$811,163	$—	$—	$811,163
Investment Companies	1,886,650	—	—	1,886,650
U.S. Treasury Obligations	—	1,932	—	1,932

94	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2045 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$59,703	$—	$—	$59,703
Total Investments in Securities	$2,757,516	$1,932	$—	$2,759,448
Appreciation in Other Financial Instruments
Futures Contracts	$913	$—	$—	$913

JPMorgan SmartRetirement® 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$838,651	$—	$—	$838,651
Investment Companies	1,773,529	—	—	1,773,529
U.S. Treasury Obligations	—	1,778	—	1,778
Short-Term Investments
Investment Companies	56,488	—	—	56,488
Total Investments in Securities	$2,668,668	$1,778	$—	$2,670,446
Appreciation in Other Financial Instruments
Futures Contracts	$875	$—	$—	$875

JPMorgan SmartRetirement® 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$565,708	$—	$—	$565,708
Investment Companies	1,201,472	—	—	1,201,472
U.S. Treasury Obligations	—	1,312	—	1,312
Short-Term Investments
Investment Companies	44,925	—	—	44,925
Total Investments in Securities	$1,812,105	$1,312	$—	$1,813,417
Appreciation in Other Financial Instruments
Futures Contracts	$589	$—	$—	$589

JPMorgan SmartRetirement® 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$255,534	$—	$—	$255,534
Investment Companies	540,184	—	—	540,184
U.S. Treasury Obligations	—	741	—	741
Short-Term Investments
Investment Companies	20,815	—	—	20,815
Total Investments in Securities	$816,533	$741	$—	$817,274

December 31, 2025	J.P. Morgan SmartRetirement® Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2060 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$269	$—	$—	$269
Depreciation in Other Financial Instruments
Futures Contracts	$(22)	$—	$—	$(22)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$247	$—	$—	$247

JPMorgan SmartRetirement® 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$39,455	$—	$—	$39,455
Investment Companies	83,578	—	—	83,578
U.S. Treasury Obligations	—	224	—	224
Short-Term Investments
Investment Companies	3,162	—	—	3,162
Total Investments in Securities	$126,195	$224	$—	$126,419
Appreciation in Other Financial Instruments
Futures Contracts	$39	$—	$—	$39
Depreciation in Other Financial Instruments
Futures Contracts	$(9)	$—	$—	$(9)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$30	$—	$—	$30
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time. The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

96	J.P. Morgan SmartRetirement® Funds	December 31, 2025

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended December 31, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Income Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$39,442	$71	$9,515	$2,078	$3,144	$35,220	719	$1,136	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	4,226	17	459	23	5	3,812	41	79	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	59,921	1,849	14,652	4,329	1,027	52,474	492	482	—
JPMorgan Core Bond Fund Class R6 Shares (a)	661,001	46,701	99,072	(7,551)	13,880	614,959	58,904	13,891	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	220,093	15,922	33,341	(2,050)	4,457	205,081	28,016	5,569	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,562	1,239	7,483	466	1,681	34,465	5,167	1,238	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	15,871	564	4,879	3,028	(374)	14,210	339	219	8
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	23,696	1,149	6,413	(22)	2,824	21,234	1,011	857	—
JPMorgan Global Select Equity ETF (a)	85,566	—	14,094	2,912	1,414	75,798	1,120	1,018	—
JPMorgan High Yield Fund Class R6 Shares (a)	152,001	4,951	22,038	326	597	135,837	20,613	4,951	—
JPMorgan Inflation Managed Bond ETF (a)	107,223	718	12,699	102	(234)	95,110	1,974	2,429	—
JPMorgan International Equity Fund Class R6 Shares (a)	65,824	5,203	11,308	2,981	(4,085)	58,615	2,666	1,964	2,273
JPMorgan International Research Enhanced Equity ETF (a)	122,223	4,925	25,495	5,784	1,167	108,604	1,450	3,530	—
JPMorgan Realty Income ETF (a)	12,988	302	1,622	307	(551)	11,424	245	192	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	19,410	19,410	—	—	—	—	2 *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	11,204	2,573	2,185	(184)	(1,587)	9,821	218	65	1,719
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	10,970	668	2,531	733	(345)	9,495	422	36	582
JPMorgan Small Cap Value Fund Class R6 Shares (a)	10,955	917	3,031	346	396	9,583	338	78	837
JPMorgan U.S. Equity Fund Class R6 Shares (a)	197,010	10,422	41,577	18,617	(11,521)	172,951	6,389	704	9,718

December 31, 2025	J.P. Morgan SmartRetirement® Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Income Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	$97,583	$153,879	$204,917	$—	$—	$46,545	46,545	$1,666	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	196,952	11,261	45,257	11,478	(1,368)	173,066	3,611	973	8,470
Total	$2,133,311	$282,741	$581,978	$43,703	$10,527	$1,888,304		$41,079	$23,607

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2025 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$50,072	$—	$16,092	$4,133	$2,473	$40,586	828	$1,424	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,331	13	995	79	(43)	4,385	48	99	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	75,991	1,233	23,606	8,131	(1,364)	60,385	566	606	—
JPMorgan Core Bond Fund Class R6 Shares (a)	773,467	46,583	174,214	(16,000)	23,393	653,229	62,570	16,051	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	257,537	16,293	58,800	(4,152)	6,969	217,847	29,760	6,434	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,011	1,401	12,205	797	1,638	35,642	5,344	1,401	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	20,150	617	7,742	1,753	1,603	16,381	391	275	10
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	30,083	1,349	10,512	927	2,623	24,470	1,165	1,073	—
JPMorgan Global Select Equity ETF (a)	108,557	445	27,198	5,918	(387)	87,335	1,291	1,276	—
JPMorgan High Yield Fund Class R6 Shares (a)	173,468	5,602	39,139	126	937	140,994	21,395	5,602	—
JPMorgan Inflation Managed Bond ETF (a)	115,008	—	22,251	104	(236)	92,625	1,922	2,576	—
JPMorgan International Equity Fund Class R6 Shares (a)	83,492	5,915	20,528	6,036	(7,405)	67,510	3,070	2,461	2,849
JPMorgan International Research Enhanced Equity ETF (a)	155,029	5,844	44,556	12,356	(3,547)	125,126	1,671	4,445	—
JPMorgan Realty Income ETF (a)	16,437	284	3,275	293	(599)	13,140	281	241	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	137	137	—	—	—	—	— (c) *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,218	2,955	3,663	(187)	(2,035)	11,288	250	81	2,152
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	13,923	786	4,301	1,819	(1,318)	10,909	485	45	730
JPMorgan Small Cap Value Fund Class R6 Shares (a)	13,850	1,147	4,916	639	299	11,019	389	98	1,049

98	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2025 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Equity Fund Class R6 Shares (a)	$250,055	$12,880	$73,157	$30,900	$(21,525)	$199,153	7,357	$880	$12,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	65,557	236,376	255,266	—	—	46,667	46,667	1,456	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	249,989	15,551	78,939	21,247	(8,540)	199,308	4,159	1,236	10,770
Total	$2,516,225	$355,411	$881,492	$74,919	$(7,064)	$2,057,999		$47,760	$29,560

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2030 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$68,876	$365	$21,699	$4,236	$4,963	$56,741	1,158	$2,020	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	11,998	445	2,570	40	41	9,954	107	224	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	167,486	2,052	46,766	14,509	595	137,876	1,293	1,356	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,105,376	45,500	191,804	(18,507)	29,414	969,979	92,910	23,606	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	368,059	16,058	64,886	(5,281)	9,416	323,366	44,176	9,464	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	54,034	2,134	11,273	677	2,409	47,981	7,193	1,791	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	12,762	333	5,107	3,224	(1,072)	10,140	242	177	6
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	66,357	3,544	21,888	2,194	5,791	55,998	2,667	2,474	—
JPMorgan Global Select Equity ETF (a)	240,126	3,383	55,809	10,908	1,322	199,930	2,954	2,946	—
JPMorgan High Yield Fund Class R6 Shares (a)	220,824	13,631	40,781	(566)	1,929	195,037	29,596	7,444	—
JPMorgan Inflation Managed Bond ETF (a)	74,008	7,631	9,234	(101)	(90)	72,214	1,499	1,794	—
JPMorgan International Equity Fund Class R6 Shares (a)	184,899	16,520	43,521	10,641	(13,824)	154,715	7,036	5,684	6,579
JPMorgan International Research Enhanced Equity ETF (a)	343,325	18,304	94,832	21,938	(2,018)	286,717	3,829	10,293	—
JPMorgan Realty Income ETF (a)	35,952	1,170	6,600	306	(997)	29,831	639	549	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	4,651	4,651	—	—	—	—	2 *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	31,181	7,201	7,608	(1,463)	(3,632)	25,679	569	186	4,923
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,409	2,034	8,675	1,336	(289)	24,815	1,104	104	1,668

December 31, 2025	J.P. Morgan SmartRetirement® Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2030 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Value Fund Class R6 Shares (a)	$30,412	$2,621	$10,022	$949	$1,106	$25,066	883	$223	$2,398
JPMorgan U.S. Equity Fund Class R6 Shares (a)	553,447	30,920	147,670	52,969	(33,368)	456,298	16,856	2,032	28,116
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	51,631	217,469	218,787	—	—	50,313	50,313	1,249	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	553,310	30,871	155,836	38,192	(9,960)	456,577	9,528	2,823	24,812
Total	$4,204,472	$426,837	$1,170,019	$136,201	$(8,264)	$3,589,227		$76,441	$68,502

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2035 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$89,154	$793	$29,816	$6,020	$6,019	$72,170	1,473	$2,684	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,022	443	3,230	28	59	11,322	122	265	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	120,287	1,236	36,261	7,074	4,085	96,421	904	1,011	—
JPMorgan Core Bond Fund Class R6 Shares (a)	262,255	16,444	56,058	(4,452)	7,052	225,241	21,575	5,671	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	785,919	50,066	169,042	(20,696)	29,565	675,812	92,324	20,467	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	36,706	1,726	8,882	534	1,579	31,663	4,747	1,227	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	21,572	1,079	9,055	2,454	1,256	17,306	414	310	11
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	77,442	4,756	27,883	5,805	3,582	63,702	3,033	2,951	—
JPMorgan Global Select Equity ETF (a)	280,022	2,734	69,895	13,472	862	227,195	3,358	3,511	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	344,339	41,573	105,748	43,607	(49,016)	274,755	6,167	—	34,523
JPMorgan High Yield Fund Class R6 Shares (a)	157,251	12,154	35,425	(247)	1,225	134,958	20,479	5,357	—
JPMorgan International Equity Fund Class R6 Shares (a)	216,174	21,608	57,681	5,512	(9,411)	176,202	8,013	6,791	7,861
JPMorgan International Research Enhanced Equity ETF (a)	401,401	41,731	140,476	27,578	(3,584)	326,650	4,362	12,328	—
JPMorgan Realty Income ETF (a)	41,966	2,054	9,257	(98)	(731)	33,934	727	653	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	1,894	1,894	—	—	—	—	2 *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	22,008	5,564	6,234	(839)	(2,845)	17,654	391	135	3,556

100	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2035 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	$21,592	$1,550	$6,822	$626	$110	$17,056	759	$75	$1,205
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,564	1,893	7,667	481	967	17,238	607	160	1,733
JPMorgan U.S. Equity Fund Class R6 Shares (a)	359,546	23,385	106,349	32,214	(19,670)	289,126	10,681	1,343	18,694
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	64,111	213,877	214,418	—	—	63,570	63,570	1,295	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	359,441	18,900	107,435	43,325	(24,862)	289,369	6,039	1,859	16,404
JPMorgan Value Advantage Fund Class R6 Shares (a)	343,463	63,395	110,272	(2,383)	(18,180)	276,023	7,564	6,010	36,322
Total	$4,040,235	$528,855	$1,319,800	$160,015	$(71,938)	$3,337,367		$74,105	$120,309

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2040 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$110,546	$1,152	$32,950	$6,627	$8,382	$93,757	1,914	$3,380	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,419	721	3,211	33	62	14,024	151	318	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	141,807	3,293	39,858	7,219	6,023	118,484	1,111	1,201	—
JPMorgan Core Bond Fund Class R6 Shares (a)	177,972	13,032	33,999	(2,905)	4,674	158,774	15,208	3,871	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	533,345	39,591	102,592	(12,253)	18,292	476,383	65,080	13,969	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	25,954	1,476	5,768	243	1,269	23,174	3,475	878	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29,788	1,461	11,073	2,688	2,462	25,326	605	438	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	90,749	5,705	29,594	5,872	5,165	77,897	3,710	3,506	—
JPMorgan Global Select Equity ETF (a)	328,050	4,027	71,710	13,405	3,432	277,204	4,096	4,083	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	403,452	49,782	110,759	41,932	(48,934)	335,473	7,530	—	41,128
JPMorgan High Yield Fund Class R6 Shares (a)	114,887	10,234	23,601	(226)	944	102,238	15,514	3,941	—
JPMorgan International Equity Fund Class R6 Shares (a)	253,108	28,231	61,753	4,725	(9,394)	214,917	9,773	8,049	9,316
JPMorgan International Research Enhanced Equity ETF (a)	469,983	29,441	129,031	27,632	349	398,374	5,320	14,643	—
JPMorgan Realty Income ETF (a)	49,690	3,172	9,830	(103)	(898)	42,031	900	783	—

December 31, 2025	J.P. Morgan SmartRetirement® Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2040 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	$—	$11,585	$11,585	$—	$—	$—	—	$6 *	$—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	26,270	6,874	6,826	(1,106)	(3,335)	21,877	485	162	4,290
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	25,590	1,984	7,276	808	32	21,138	940	90	1,453
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,561	2,282	8,200	493	1,222	21,358	753	192	2,090
JPMorgan U.S. Equity Fund Class R6 Shares (a)	420,082	28,297	111,645	30,337	(15,898)	351,173	12,973	1,581	22,090
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	55,457	183,824	175,294	—	—	63,987	63,987	1,369	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	420,017	22,200	112,235	44,149	(22,665)	351,466	7,334	2,187	19,402
JPMorgan Value Advantage Fund Class R6 Shares (a)	402,381	69,213	109,837	(3,340)	(21,381)	337,036	9,236	7,129	43,089
Total	$4,121,108	$517,577	$1,208,627	$166,230	$(70,197)	$3,526,091		$71,776	$142,873

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2045 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$98,578	$745	$30,108	$6,182	$7,280	$82,677	1,687	$3,038	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,302	630	3,035	18	64	11,979	129	276	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	122,730	3,063	35,917	6,119	5,371	101,366	951	1,047	—
JPMorgan Core Bond Fund Class R6 Shares (a)	86,535	8,044	17,938	(1,599)	2,468	77,510	7,424	1,902	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	259,328	24,383	54,107	(5,269)	8,225	232,560	31,771	6,862	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,682	975	3,000	59	687	11,403	1,710	435	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,007	1,336	10,609	2,802	2,073	23,609	564	416	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	78,417	5,017	26,501	4,959	4,625	66,517	3,167	3,052	—
JPMorgan Global Select Equity ETF (a)	284,304	5,152	66,407	11,378	3,235	237,662	3,512	3,633	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	349,769	44,383	100,285	31,385	(37,832)	287,420	6,452	—	36,119
JPMorgan High Yield Fund Class R6 Shares (a)	63,086	5,982	13,886	(38)	433	55,577	8,433	2,170	—

102	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2045 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan International Equity Fund Class R6 Shares (a)	$219,252	$25,481	$56,387	$3,691	$(7,776)	$184,261	8,379	$7,032	$8,139
JPMorgan International Research Enhanced Equity ETF (a)	407,117	33,865	123,787	23,234	1,146	341,575	4,562	12,859	—
JPMorgan Realty Income ETF (a)	42,920	3,172	9,318	(496)	(374)	35,904	769	682	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	15	15	—	—	—	—	— (c) *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	22,544	6,455	6,535	(1,046)	(2,804)	18,614	412	141	3,724
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	22,029	1,740	6,508	404	319	17,984	800	78	1,261
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,967	1,981	7,246	343	1,130	18,175	640	167	1,814
JPMorgan U.S. Equity Fund Class R6 Shares (a)	364,795	27,397	102,697	23,723	(11,219)	301,999	11,156	1,385	19,353
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	58,575	162,807	161,679	—	—	59,703	59,703	1,118	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	364,632	20,943	101,903	33,323	(14,783)	302,212	6,307	1,921	17,139
JPMorgan Value Advantage Fund Class R6 Shares (a)	348,842	66,504	105,016	(3,404)	(18,117)	288,809	7,915	6,227	37,635
Total	$3,270,411	$450,070	$1,042,884	$135,768	$(55,849)	$2,757,516		$54,441	$125,199

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2050 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$97,425	$963	$24,715	$5,017	$8,332	$87,022	1,776	$3,036	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,839	883	2,394	(15)	89	12,402	134	271	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	119,483	3,722	29,627	4,194	7,028	104,800	983	1,026	—
JPMorgan Core Bond Fund Class R6 Shares (a)	47,781	3,081	8,745	(763)	1,243	42,597	4,080	1,037	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	143,185	9,380	26,392	(2,659)	4,293	127,807	17,460	3,741	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,429	363	1,493	64	370	6,733	1,009	252	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,447	1,426	9,179	2,196	2,776	25,666	613	428	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	76,168	5,473	22,378	3,942	5,405	68,610	3,267	2,992	—

December 31, 2025	J.P. Morgan SmartRetirement® Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2050 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Global Select Equity ETF (a)	$276,238	$7,468	$52,809	$7,754	$6,465	$245,116	3,622	$3,562	$—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	339,644	44,817	81,200	16,068	(22,643)	296,686	6,660	—	35,415
JPMorgan High Yield Fund Class R6 Shares (a)	42,165	3,342	8,098	(15)	279	37,673	5,717	1,438	—
JPMorgan International Equity Fund Class R6 Shares (a)	213,024	25,865	44,850	1,829	(5,868)	190,000	8,641	6,887	7,972
JPMorgan International Research Enhanced Equity ETF (a)	395,555	35,229	102,440	17,119	6,679	352,142	4,703	12,535	—
JPMorgan Realty Income ETF (a)	41,722	3,483	7,181	(407)	(448)	37,169	796	668	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,908	6,412	5,452	(975)	(2,773)	19,120	423	137	3,626
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	21,244	1,747	5,198	131	553	18,477	822	76	1,228
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,185	1,931	5,860	162	1,245	18,663	658	162	1,766
JPMorgan U.S. Equity Fund Class R6 Shares (a)	354,736	27,135	82,166	12,630	(722)	311,613	11,511	1,353	18,960
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	45,608	143,367	132,487	—	—	56,488	56,488	1,072	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	354,639	21,166	81,960	20,528	(2,539)	311,834	6,507	1,876	16,776
JPMorgan Value Advantage Fund Class R6 Shares (a)	338,811	70,715	90,423	(3,055)	(17,998)	298,050	8,168	6,101	36,871
Total	$3,000,236	$417,968	$825,047	$83,745	$(8,234)	$2,668,668		$48,650	$122,629

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

JPMorgan SmartRetirement® 2055 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$64,694	$853	$15,723	$3,148	$5,731	$58,703	1,198	$2,044	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	9,168	666	1,514	(17)	63	8,366	90	181	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	79,342	3,235	19,316	2,240	5,167	70,668	663	688	—
JPMorgan Core Bond Fund Class R6 Shares (a)	31,728	2,416	5,727	(503)	821	28,735	2,752	692	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,080	7,340	17,288	(1,826)	2,909	86,215	11,778	2,498	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,921	277	944	16	272	4,542	681	168	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	18,878	1,002	5,876	1,382	1,928	17,314	414	288	10
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	50,580	4,015	14,525	2,425	3,787	46,282	2,204	2,015	—
JPMorgan Global Select Equity ETF (a)	183,433	15,936	43,489	3,954	5,519	165,353	2,444	2,359	—

104	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2055 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Growth Advantage Fund Class R6 Shares (a)	$225,609	$31,534	$50,330	$2,572	$(7,378)	$202,007	4,534	$—	$23,819
JPMorgan High Yield Fund Class R6 Shares (a)	27,984	2,577	5,324	(21)	197	25,413	3,857	962	—
JPMorgan International Equity Fund Class R6 Shares (a)	141,456	18,402	28,909	599	(3,378)	128,170	5,828	4,636	5,366
JPMorgan International Research Enhanced Equity ETF (a)	262,664	24,860	65,833	9,250	6,604	237,545	3,172	8,457	—
JPMorgan Realty Income ETF (a)	27,890	2,575	4,811	(350)	(231)	25,073	537	447	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	5,899	5,899	—	—	—	—	5 *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,481	4,486	3,546	(663)	(1,860)	12,898	286	92	2,441
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	14,098	1,485	3,566	105	343	12,465	554	51	827
JPMorgan Small Cap Value Fund Class R6 Shares (a)	14,060	1,516	3,912	35	891	12,590	444	108	1,189
JPMorgan U.S. Equity Fund Class R6 Shares (a)	235,434	20,369	52,196	3,396	4,357	211,360	7,808	906	12,763
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	35,090	141,408	131,573	—	—	44,925	44,925	772	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	235,577	15,496	51,332	6,148	5,608	211,497	4,414	1,257	11,322
JPMorgan Value Advantage Fund Class R6 Shares (a)	224,981	52,572	61,267	(2,262)	(12,040)	201,984	5,535	4,107	24,820
Total	$1,997,148	$358,919	$592,900	$29,628	$19,310	$1,812,105		$32,733	$82,557

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2060 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$28,917	$4,614	$11,106	$1,536	$2,558	$26,519	541	$951	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	4,171	387	795	(12)	29	3,780	41	84	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	35,464	2,207	9,148	878	2,523	31,924	300	318	—
JPMorgan Core Bond Fund Class R6 Shares (a)	14,181	1,636	2,983	(248)	393	12,979	1,243	317	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	42,498	4,996	9,046	(844)	1,339	38,943	5,320	1,145	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,268	178	527	23	110	2,052	308	78	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8,450	635	2,780	577	940	7,822	187	134	5

December 31, 2025	J.P. Morgan SmartRetirement® Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2060 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$22,609	$2,422	$6,953	$1,056	$1,773	$20,907	996	$938	$—
JPMorgan Global Select Equity ETF (a)	81,991	8,763	20,360	1,129	3,160	74,683	1,104	1,116	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	100,795	21,402	29,533	369	(2,704)	90,329	2,028	—	11,097
JPMorgan High Yield Fund Class R6 Shares (a)	12,504	1,665	2,769	2	78	11,480	1,742	441	—
JPMorgan International Equity Fund Class R6 Shares (a)	63,228	14,623	18,607	(75)	(1,281)	57,888	2,632	2,204	2,498
JPMorgan International Research Enhanced Equity ETF (a)	117,406	16,559	33,932	2,922	4,345	107,300	1,433	3,935	—
JPMorgan Realty Income ETF (a)	12,462	1,607	2,471	(167)	(103)	11,328	242	207	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	6,500	3,598	3,138	(329)	(809)	5,822	129	43	1,136
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	6,293	766	1,623	(3)	192	5,625	250	24	385
JPMorgan Small Cap Value Fund Class R6 Shares (a)	6,315	857	1,903	(13)	427	5,683	200	50	553
JPMorgan U.S. Equity Fund Class R6 Shares (a)	105,228	14,075	27,817	640	2,768	94,894	3,505	419	5,941
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	19,726	93,465	92,376	—	—	20,815	20,815	361	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	105,237	12,609	28,211	1,484	3,857	94,976	1,982	587	5,283
JPMorgan Value Advantage Fund Class R6 Shares (a)	100,566	27,559	30,609	(1,483)	(5,249)	90,784	2,488	1,912	11,553
Total	$896,809	$234,623	$336,687	$7,442	$14,346	$816,533		$15,264	$38,451

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

JPMorgan SmartRetirement® 2065 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$2,919	$1,269	$589	$9	$451	$4,059	83	$119	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	417	161	—	—	—	578	7	10	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,431	541	—	—	16	1,988	190	36	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,290	1,621	—	—	53	5,964	815	128	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	223	76	—	—	15	314	47	9	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	849	500	320	3	165	1,197	29	19	1
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,283	1,344	731	1	303	3,200	152	120	—
JPMorgan Global Select Equity ETF (a)	8,277	3,165	369	(3)	467	11,537	170	138	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	10,176	5,518	1,200	(60)	(361)	14,073	316	—	1,382
JPMorgan High Yield Fund Class R6 Shares (a)	1,260	488	—	—	9	1,757	267	49	—

106	J.P. Morgan SmartRetirement® Funds	December 31, 2025

JPMorgan SmartRetirement® 2065 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan International Equity Fund Class R6 Shares (a)	$6,383	$3,595	$852	$(20)	$(182)	$8,924	406	$274	$312
JPMorgan International Research Enhanced Equity ETF (a)	11,853	4,794	929	(11)	820	16,527	221	498	—
JPMorgan Realty Income ETF (a)	1,254	753	246	(12)	(17)	1,732	37	24	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	32,536	32,536	—	—	—	—	39 *	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	659	700	313	(9)	(136)	901	20	5	138
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	638	306	103	(1)	14	854	38	3	47
JPMorgan Small Cap Value Fund Class R6 Shares (a)	638	198	2	—	38	872	31	6	67
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,627	4,665	850	(20)	302	14,724	544	50	731
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	2,147	25,533	24,518	—	—	3,162	3,162	46	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	10,626	4,496	924	(13)	551	14,736	307	70	655
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,152	5,630	815	(71)	(822)	14,074	385	235	1,420
Total	$87,102	$97,889	$65,297	$(207)	$1,686	$121,173		$1,878	$4,753

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used index, interest rate and treasury futures contracts to gain exposure to or to overweight or underweight allocations among various sectors or markets, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the

December 31, 2025	J.P. Morgan SmartRetirement® Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2025:
	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund
Futures Contracts:
Average Notional Balance Long	$73,507	$70,403	$72,678
Ending Notional Balance Long	63,301	58,644	62,102

	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
Futures Contracts:
Average Notional Balance Long	$57,487	$53,270	$35,591	$17,635	$2,359
Ending Notional Balance Long	48,411	46,929	31,615	16,739	2,877
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Income Fund
Transfer agency fees	$68	$1	$3	$3	$1	$— (a)	$5	$11	$92
JPMorgan SmartRetirement® 2025 Fund
Transfer agency fees	31	1	2	2	1	— (a)	3	11	51
JPMorgan SmartRetirement® 2030 Fund
Transfer agency fees	41	1	2	3	1	— (a)	5	15	68
JPMorgan SmartRetirement® 2035 Fund
Transfer agency fees	38	1	2	3	1	— (a)	4	15	64
JPMorgan SmartRetirement® 2040 Fund
Transfer agency fees	38	2	2	3	1	— (a)	5	15	66

108	J.P. Morgan SmartRetirement® Funds	December 31, 2025

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® 2045 Fund
Transfer agency fees	$31	$1	$2	$3	$1	$— (a)	$4	$14	$56
JPMorgan SmartRetirement® 2050 Fund
Transfer agency fees	25	2	2	3	1	— (a)	4	13	50
JPMorgan SmartRetirement® 2055 Fund
Transfer agency fees	14	1	2	2	1	— (a)	3	11	34
JPMorgan SmartRetirement® 2060 Fund
Transfer agency fees	6	1	1	1	n/a	— (a)	2	9	20
JPMorgan SmartRetirement® 2065 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	— (a)	1	4	6

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and receives no compensation for performing such services, although the Adviser and its affiliates receive investment advisory fees from the Underlying Funds.
The Adviser reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a separate fee for services to the Funds but does receive fees for services to the Underlying Funds.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
JPMorgan SmartRetirement® Income Fund	$1	$—
JPMorgan SmartRetirement® 2025 Fund	1	— (a)
JPMorgan SmartRetirement® 2030 Fund	2	—
JPMorgan SmartRetirement® 2035 Fund	3	— (a)
JPMorgan SmartRetirement® 2040 Fund	2	— (a)
JPMorgan SmartRetirement® 2045 Fund	2	— (a)
JPMorgan SmartRetirement® 2050 Fund	2	— (a)
JPMorgan SmartRetirement® 2055 Fund	2	— (a)
JPMorgan SmartRetirement® 2060 Fund	3	—
JPMorgan SmartRetirement® 2065 Fund	1	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. As part of its Administration Agreement, the Administrator pays fees and certain expenses for custody and fund accounting.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

110	J.P. Morgan SmartRetirement® Funds	December 31, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
JPMorgan SmartRetirement® Income Fund	0.35%	0.98%	0.23%	0.75%	0.50%	0.25%	0.10%	0.00%
JPMorgan SmartRetirement® 2025 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2030 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2035 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2040 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2045 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2050 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2055 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2060 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2065 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00

The expense limitation agreements were in effect for the six months ended December 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C, Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds and ETFs up to 0.25% for Class A, Class C, Class I, Class R2, Class R3, Class R4 Shares and up to 0.10% with respect to Class R5 Shares. The Funds’ shareholder servicing agent has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees it collects from the affiliated money market funds on the Fund’s investment in such money market funds.
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Service Fees	Contractual Reimbursements
JPMorgan SmartRetirement® Income Fund	$505	$183
JPMorgan SmartRetirement® 2025 Fund	178	177
JPMorgan SmartRetirement® 2030 Fund	258	250
JPMorgan SmartRetirement® 2035 Fund	247	235
JPMorgan SmartRetirement® 2040 Fund	243	239
JPMorgan SmartRetirement® 2045 Fund	205	216
JPMorgan SmartRetirement® 2050 Fund	178	208
JPMorgan SmartRetirement® 2055 Fund	116	181
JPMorgan SmartRetirement® 2060 Fund	38	138
JPMorgan SmartRetirement® 2065 Fund	6	145

December 31, 2025	J.P. Morgan SmartRetirement® Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Income Fund	$109,451	$357,647	$—	$—
JPMorgan SmartRetirement® 2025 Fund	118,897	626,089	—	—
JPMorgan SmartRetirement® 2030 Fund	204,716	946,581	2,381	2,439
JPMorgan SmartRetirement® 2035 Fund	313,085	1,103,489	2,307	2,245
JPMorgan SmartRetirement® 2040 Fund	322,168	1,021,749	2,385	2,301
JPMorgan SmartRetirement® 2045 Fund	287,247	881,189	1,932	1,822
JPMorgan SmartRetirement® 2050 Fund	274,601	692,560	1,778	1,674
JPMorgan SmartRetirement® 2055 Fund	211,612	455,426	1,312	1,194
JPMorgan SmartRetirement® 2060 Fund	141,158	244,311	741	536
JPMorgan SmartRetirement® 2065 Fund	42,398	9,636	224	83
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$1,542,753	$348,037	$2,486	$345,551
JPMorgan SmartRetirement® 2025 Fund	1,700,238	370,107	12,346	357,761
JPMorgan SmartRetirement® 2030 Fund	2,821,687	788,167	17,065	771,102
JPMorgan SmartRetirement® 2035 Fund	2,373,562	974,842	7,624	967,218
JPMorgan SmartRetirement® 2040 Fund	2,307,815	1,223,978	2,152	1,221,826
JPMorgan SmartRetirement® 2045 Fund	1,817,623	942,738	—	942,738
JPMorgan SmartRetirement® 2050 Fund	1,720,566	951,192	437	950,755
JPMorgan SmartRetirement® 2055 Fund	1,237,039	578,413	1,446	576,967
JPMorgan SmartRetirement® 2060 Fund	614,443	203,734	656	203,078
JPMorgan SmartRetirement® 2065 Fund	116,348	10,803	702	10,101
At June 30, 2025, the Funds did not have any net capital loss carryforwards.

112	J.P. Morgan SmartRetirement® Funds	December 31, 2025

Net capital losses (gains) incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
JPMorgan SmartRetirement® 2025 Fund	$1,605
During the year ended June 30, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
JPMorgan SmartRetirement® Income Fund	$18,743
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

December 31, 2025	J.P. Morgan SmartRetirement® Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
As of December 31, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Income Fund	2	41.9%
JPMorgan SmartRetirement® 2025 Fund	2	49.2
JPMorgan SmartRetirement® 2030 Fund	2	45.6
JPMorgan SmartRetirement® 2035 Fund	2	46.9
JPMorgan SmartRetirement® 2040 Fund	2	44.1
JPMorgan SmartRetirement® 2045 Fund	2	48.0
JPMorgan SmartRetirement® 2050 Fund	2	45.2
JPMorgan SmartRetirement® 2055 Fund	2	47.3
JPMorgan SmartRetirement® 2060 Fund	3	47.5
JPMorgan SmartRetirement® 2065 Fund	3	63.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan Realty Income ETF	58.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	42.9
JPMorgan ActiveBuilders Emerging Markets Equity ETF	42.8
JPMorgan Inflation Managed Bond ETF	32.2
JPMorgan International Equity Fund	24.7
JPMorgan Emerging Markets Research Enhanced Equity Fund	23.5
JPMorgan International Research Enhanced Equity ETF	23.0
JPMorgan Global Select Equity ETF	22.5
JPMorgan U.S. Research Enhanced Equity Fund	22.0
JPMorgan Emerging Markets Debt Fund	21.1
JPMorgan Value Advantage Fund	17.8
JPMorgan High Yield Fund	12.5
JPMorgan Small Cap Value Fund	11.8
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Each Fund invests in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity

114	J.P. Morgan SmartRetirement® Funds	December 31, 2025

securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Business Combinations
On August 20-22, 2024, the Board of Trustees of JPM Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $1,041,257 and identified cost of approximately $910,034 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of April 25, 2025, the Target Fund did not have capital loss carryforwards.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund
JPMorgan SmartRetirement® 2020 Fund				$131,211
Class A	15,715	$242,569	$15.44
Class C	213	3,283	15.42
Class I	3,777	58,642	15.53
Class R2	3,807	58,537	15.38
Class R3	337	5,206	15.45
Class R4	752	11,613	15.44
Class R5	14,048	218,237	15.54
Class R6	31,068	482,433	15.53
Acquiring Fund
JPMorgan SmartRetirement® Income Fund				115,420
Class A	19,309	297,484	15.41
Class C	141	2,166	15.39
Class I	3,518	54,383	15.46
Class R2	2,886	44,275	15.34
Class R3	253	3,895	15.37
Class R4	156	2,415	15.44

December 31, 2025	J.P. Morgan SmartRetirement® Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Class R5	14,887	230,675	15.50
Class R6	23,721	367,446	15.49
Post Reorganization
JPMorgan SmartRetirement® Income Fund				246,631
Class A	35,054	540,053	15.41
Class C	354	5,449	15.39
Class I	7,312	113,025	15.46
Class R2	6,701	102,812	15.34
Class R3	592	9,101	15.37
Class R4	908	14,028	15.44
Class R5	28,970	448,912	15.50
Class R6	54,865	849,879	15.49

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on July 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2025, are as follows:
Net investment income (loss)	$71,772
Net realized/unrealized gains (losses)	127,425
Change in net assets resulting from operations	$199,197
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations since April 25, 2025.
9. Reorganization
At a meeting held on November 18-20, 2025, the JPMorgan Trust I Board of Trustees approved the reorganization of JPMorgan SmartRetirement 2025 Fund (the “2020 Fund”) into the JPMorgan SmartRetirement Income Fund (the “Reorganization”), which is expected to occur on or about October 2, 2026, or on such later date as the officers of JPMorgan Trust I determine (the “Closing Date”). Purchases of the 2025 Fund shares will be accepted up to and including the Closing Date. The Reorganization does not require shareholder approval.
It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.

116	J.P. Morgan SmartRetirement® Funds	December 31, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2025, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan SmartRetirement® Income Fund	$3,167	$336
JPMorgan SmartRetirement® 2025 Fund	9,029	964
JPMorgan SmartRetirement® 2030 Fund	17,001	1,666
JPMorgan SmartRetirement® 2035 Fund	19,322	1,923
JPMorgan SmartRetirement® 2040 Fund	22,754	2,285
JPMorgan SmartRetirement® 2045 Fund	19,402	1,957
JPMorgan SmartRetirement® 2050 Fund	18,704	1,892
JPMorgan SmartRetirement® 2055 Fund	12,068	1,221
JPMorgan SmartRetirement® 2060 Fund	5,052	511
JPMorgan SmartRetirement® 2065 Fund	345	35

December 31, 2025	J.P. Morgan SmartRetirement® Funds	117

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-SR-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information concerning the Funds and the other J.P. Morgan Funds overseen by the Board in which each Fund may invest (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks, and analyses by the Adviser of the Funds’ and Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds and certain Underlying Funds, including risk and performance return assessments as compared to the Funds’ and/or Underlying Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
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The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and Underlying Funds, including personnel changes, if any;
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The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

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Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
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The administration services provided by the Adviser in its role as Administrator;
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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
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The overall reputation and capabilities of the Adviser and its affiliates;
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The commitment of the Adviser and sub-advisers to provide high quality service to the Funds and Underlying Funds, as applicable;
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Their overall confidence in the Adviser’s integrity; and
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The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Funds.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees noted that there was no advisory fee charged to the Funds. At the request of the Trustees, the Adviser provided information regarding the profitability to the Adviser and its affiliates from providing services to the Funds and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the
Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund and Underlying Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits to the Adviser and its affiliates in connection with each Fund’s investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider steps that had been recently taken to improve performance, such as changes to the Funds’ investment allocations, the impact of those changes, and future steps that might be taken to improve performance. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Income Fund’s performance for Class A shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the first, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the SmartRetirement 2025 Fund’s performance for Class A shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2030 Fund’s performance for Class A shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2035 Fund’s performance for Class A shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the first, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2040 Fund’s performance for Class A shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2045 Fund’s performance for Class A shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2050 Fund’s performance for Class A shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2055 Fund’s performance for both Class A and Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2060 Fund’s performance for both Class A and Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2065 Fund’s performance for Class A, Class I and Class R6 shares was in the third quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Funds are not charged a separate investment advisory fee by the Adviser and the Trustees considered the reasonableness of the investment advisory fee and expense ratio of the Underlying Funds with respect to the Funds. The Trustees considered the contractual advisory fee rate paid by each Underlying Fund to the Adviser or its affiliates by comparing that rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Underlying Funds’ Universe. The Trustees recognized that Broadridge reported each Underlying Fund’s management fee rate as the combined contractual advisory fee rate and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund within its Universe, as well as a subset of funds within the Universe (‘Peer Group’), and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered the impact of Underlying Fund allocation changes on the Funds’ expenses . The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Income Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expense for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first and fourth quintile of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2025 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2030 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2035 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2040 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2045 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2050 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2055 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2060 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2065 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.

Semi-Annual Financial Statements
JPMorgan SmartRetirement® Blend Funds
December 31, 2025 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
JPMorgan SmartRetirement® Blend 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.8%
Fixed Income — 19.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	23,622	172,918
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,344	28,973
JPMorgan High Yield Fund Class R6 Shares (a)	17,330	114,204
Total Fixed Income		316,095
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,417	29,754
U.S. Equity — 21.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,273	335,648
Total Investment Companies (Cost $465,822)		681,497
Exchange-Traded Funds — 21.9%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	138	12,815
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,660	79,971
International Equity — 11.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	465	29,577
JPMorgan BetaBuilders International Equity ETF (a)	2,201	159,150
Total International Equity		188,727
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	414	44,139
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	327	24,326
Total U.S. Equity		68,465
Total Exchange-Traded Funds (Cost $259,848)		349,978
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 9.2%
U.S. Treasury Bonds
1.13%, 8/15/2040	6,836	4,293
3.25%, 5/15/2042	845	705
3.13%, 2/15/2043	3,425	2,770
3.88%, 2/15/2043	4,045	3,639
3.88%, 5/15/2043	3,205	2,875
3.63%, 8/15/2043	1,605	1,385
4.38%, 8/15/2043	1,267	1,210
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.13%, 8/15/2044	4,910	4,506
1.38%, 8/15/2050	12,247	6,022
2.25%, 2/15/2052	2,609	1,583
3.00%, 8/15/2052	3,909	2,800
3.63%, 2/15/2053	3,125	2,530
4.25%, 8/15/2054	1,750	1,582
4.50%, 11/15/2054	290	274
U.S. Treasury Notes
4.25%, 11/30/2026 (c)	915	921
3.13%, 8/31/2027	1,445	1,437
3.88%, 12/31/2027	405	408
3.63%, 3/31/2028	1,715	1,720
1.13%, 8/31/2028	10,204	9,586
2.88%, 4/30/2029	6,272	6,133
4.25%, 1/31/2030	5,047	5,159
3.63%, 3/31/2030	3,930	3,923
1.63%, 5/15/2031	4,910	4,399
4.13%, 2/29/2032	16,460	16,692
3.88%, 8/31/2032	1,645	1,641
3.88%, 8/15/2033	2,830	2,806
4.50%, 11/15/2033	3,485	3,598
4.00%, 2/15/2034	3,624	3,613
3.88%, 8/15/2034	5,687	5,600
4.25%, 11/15/2034	21,160	21,382
4.63%, 2/15/2035	12,745	13,229
U.S. Treasury STRIPS Bonds
1.21%, 5/15/2027 (d)	1,035	986
4.25%, 11/15/2033 (d)	860	620
2.72%, 2/15/2035 (d)	999	677
4.20%, 8/15/2035 (d)	1,693	1,117
4.24%, 2/15/2036 (d)	317	204
4.35%, 5/15/2036 (d)	739	469
4.31%, 8/15/2036 (d)	425	266
4.64%, 8/15/2040 (d)	8,331	4,125
2.20%, 2/15/2042 (d)	199	90
Total U.S. Treasury Obligations (Cost $150,518)		146,975
Corporate Bonds — 8.1%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	21
2.20%, 2/4/2026	15	15
2.70%, 2/1/2027	1,668	1,644
3.45%, 11/1/2028	155	152
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	1

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
6.53%, 5/1/2034	165	182
L3Harris Technologies, Inc.
5.25%, 6/1/2031	200	208
5.40%, 7/31/2033	186	194
Northrop Grumman Corp.
5.15%, 5/1/2040	286	284
3.85%, 4/15/2045	289	231
RTX Corp.
5.15%, 2/27/2033	138	142
3.75%, 11/1/2046	130	101
		3,174
Automobiles — 0.0% ^
Hyundai Capital America 5.65%, 6/26/2026 (e)	340	342
Banks — 2.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (e) (f)	200	203
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (e) (f)	200	212
(SOFR + 1.65%), 5.32%, 5/15/2031 (e) (f)	390	402
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (e) (f)	250	264
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	400	393
5.59%, 8/8/2028	200	207
5.44%, 7/15/2031	400	420
5.13%, 11/6/2035	200	200
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	80	79
(SOFR + 1.33%), 2.97%, 2/4/2033 (f)	500	457
(SOFR + 1.84%), 5.87%, 9/15/2034 (f)	260	277
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	470	490
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (e) (f)	400	394
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	44	45
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (e)	400	416
Barclays plc (United Kingdom)
(SOFR + 1.23%), 5.37%, 2/25/2031 (f)	500	517
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	400	430
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	400	419
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (e) (f)	870	891
(SOFR + 1.59%), 5.50%, 5/20/2030 (e) (f)	800	828
(SOFR + 1.28%), 5.28%, 11/19/2030 (e) (f)	400	412
(SOFR + 1.68%), 5.09%, 5/9/2031 (e) (f)	600	612
(SOFR + 1.62%), 5.79%, 1/13/2033 (e) (f)	400	420
BPCE SA (France)
(SOFR + 1.58%), 5.39%, 5/28/2031 (e) (f)	700	719
(SOFR + 1.85%), 5.94%, 5/30/2035 (e) (f)	500	521
(SOFR + 2.04%), 6.29%, 1/14/2036 (e) (f)	250	267
(SOFR + 1.96%), 6.03%, 5/28/2036 (e) (f)	545	572
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (e) (f)	605	675
(SOFR + 1.79%), 5.58%, 7/3/2036 (e) (f)	395	406
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	170	176
(SOFR + 1.34%), 4.63%, 9/11/2030 (f)	210	213
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (f)	125	124
(SOFR + 1.36%), 5.17%, 2/13/2030 (f)	780	800
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	340	343
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	280	281
(SOFR + 1.35%), 3.06%, 1/25/2033 (f)	738	676
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	220	222
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (e) (f)	380	389
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (e) (f)	500	511
(SOFR + 1.36%), 4.82%, 9/25/2033 (e) (f)	390	389
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (e) (f)	400	403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (e) (f)	400	408
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (f)	369	387
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	1,245	1,202
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	500	516
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	325	326
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	160	165
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (e) (f)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (e) (f)	420	419
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	785	806
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	400	396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (f)	200	211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (f)	370	366
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (f)	360	370
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (f)	270	266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (f)	345	351
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (f)	450	465
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (f)	335	339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (f)	565	580
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (f)	200	203
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	315	316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	558	569
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (f)	200	205
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (e)	535	555
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (e)	500	507
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	220	224
(SOFR + 1.93%), 5.07%, 1/24/2034 (f)	234	239
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	340	350
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	330	335
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (f)	240	250
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	400	396
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	300	313
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	200	208
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (e)	225	226
Societe Generale SA (France)
5.25%, 2/19/2027 (e)	400	405
(SOFR + 1.65%), 5.51%, 5/22/2031 (e) (f)	440	454
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (e) (f)	660	597
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (e) (f)	414	437
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	248
5.24%, 4/15/2030	200	207
5.42%, 7/9/2031	550	576
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	230	240
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (f)	65	66
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	194	209
(SOFR + 1.31%), 5.07%, 5/20/2031 (f)	695	714
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	45	46
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	144	151
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	325	322
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (e) (f)	200	198
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	3

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (f)	280	289
Wells Fargo & Co.
4.30%, 7/22/2027	580	582
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	85	88
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	165	174
(SOFR + 1.50%), 5.20%, 1/23/2030 (f)	155	160
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	84	85
(SOFR + 2.02%), 5.39%, 4/24/2034 (f)	101	105
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	90	94
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	800	835
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	735	751
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	288	302
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	53	41
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	310	267
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (e)	200	206
		38,197
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	310	259
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	20	21
4.05%, 11/21/2039	600	536
4.25%, 11/21/2049	255	210
Amgen, Inc.
3.15%, 2/21/2040	550	433
5.65%, 3/2/2053	635	622
Biogen, Inc. 5.75%, 5/15/2035	195	205
Gilead Sciences, Inc. 2.60%, 10/1/2040	367	271
		2,298
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	148
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	210	187
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (f)	170	190
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	414	287
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	494	486
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	490	500
5.41%, 5/10/2029	300	312
(SOFR + 1.72%), 5.30%, 5/9/2031 (f)	935	958
(SOFR + 1.30%), 4.95%, 8/4/2031 (f)	205	207
(SOFR + 1.10%), 4.47%, 12/10/2031 (f)	150	149
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	627	617
(SOFR + 1.77%), 6.48%, 10/24/2029 (f)	230	244
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	550	563
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	190	193
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	48	50
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,150	1,182
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	415	412
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	300	271
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	320	327
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	210	217
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	215	220
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	380	341
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	125	130
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	79	82
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	295	304
Nasdaq, Inc. 5.55%, 2/15/2034	31	33
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	209
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (f)	145	144
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (e) (f)	265	264
(SOFR + 1.29%), 4.84%, 11/6/2033 (e) (f)	560	560
(SOFR + 1.34%), 5.01%, 3/23/2037 (e) (f)	505	501
		9,953
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	788	789
5.42%, 11/15/2048	55	52
EIDP, Inc. 5.13%, 5/15/2032	375	385
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (e)	310	280
		1,506
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (e)	520	548
5.04%, 3/25/2030 (e)	80	82
		630
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	250	251
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	450	444
6.10%, 1/15/2027	150	153
5.10%, 1/19/2029	300	307
3.30%, 1/30/2032	300	277
5.00%, 11/15/2035	150	148
Aircastle Ltd.
5.25%, 3/15/2030 (e)	300	306
5.00%, 9/15/2030 (e)	155	156
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (f)	135	137
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	230	239
(SOFR + 1.24%), 4.80%, 10/24/2036 (f)	175	173
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (e)	175	174
4.25%, 4/15/2026 (e)	30	30
4.38%, 5/1/2026 (e)	249	249
2.53%, 11/18/2027 (e)	350	340
4.95%, 1/15/2028 (e)	316	320
5.15%, 1/15/2030 (e)	250	255
4.90%, 10/10/2030 (e)	105	106
4.70%, 1/30/2031 (e)	175	174
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (f)	170	177
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	260	233
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (e)	150	152
5.15%, 3/17/2030 (e)	100	101
		4,651
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	110	111
5.50%, 9/15/2054	80	76
		187
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (e)	297	294
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	395	396
Safehold GL Holdings LLC 2.85%, 1/15/2032	445	401
WP Carey, Inc.
2.40%, 2/1/2031	219	197
2.25%, 4/1/2033	10	9
		1,003
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	52
3.50%, 6/1/2041	745	586
3.55%, 9/15/2055	152	101
Verizon Communications, Inc. 5.05%, 5/9/2033	145	149
		888
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	106
5.65%, 6/1/2054	60	60
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	697	718
DTE Electric Co. Series B, 3.25%, 4/1/2051	400	274
Duke Energy Corp.
6.10%, 9/15/2053	210	217
5.70%, 9/15/2055	180	175
Duke Energy Florida LLC 5.95%, 11/15/2052	82	85
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	140	95
Edison International
5.75%, 6/15/2027	265	270
5.25%, 11/15/2028	500	507
5.45%, 6/15/2029	385	392
Electricite de France SA (France) 5.95%, 4/22/2034 (e)	200	213
Emera US Finance LP (Canada) 4.75%, 6/15/2046	289	247
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (e)	235	233
Entergy Arkansas LLC 2.65%, 6/15/2051	108	64
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	5

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
4.00%, 3/15/2033	217	209
2.90%, 3/15/2051	80	50
Entergy Mississippi LLC 5.00%, 9/1/2033	130	132
Evergy Metro, Inc.
4.95%, 4/15/2033	114	116
5.40%, 4/1/2034	266	277
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	476	489
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (e)	95	97
Evergy, Inc. 2.90%, 9/15/2029	303	289
Eversource Energy 3.38%, 3/1/2032	85	79
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	810	800
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	259	220
Fortis, Inc. (Canada) 3.06%, 10/4/2026	75	74
Interstate Power and Light Co.
4.95%, 9/30/2034	50	50
5.45%, 9/30/2054	55	52
ITC Holdings Corp.
2.95%, 5/14/2030 (e)	179	169
5.40%, 6/1/2033 (e)	430	443
Jersey Central Power & Light Co. 5.10%, 1/15/2035	80	81
Massachusetts Electric Co. 4.00%, 8/15/2046 (e)	132	104
MidAmerican Energy Co. 5.85%, 9/15/2054	50	51
Monongahela Power Co. 5.85%, 2/15/2034 (e)	40	42
Nevada Power Co. 6.00%, 3/15/2054	40	41
New England Power Co. 2.81%, 10/6/2050 (e)	364	223
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	360	348
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (e)	20	20
Northern States Power Co. 5.10%, 5/15/2053	130	120
NRG Energy, Inc. 2.45%, 12/2/2027 (e)	470	454
Ohio Power Co. 5.00%, 6/1/2033	95	96
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	94
Pacific Gas and Electric Co.
2.95%, 3/1/2026	401	400
6.15%, 1/15/2033	200	212
6.40%, 6/15/2033	208	224
5.80%, 5/15/2034	390	405
6.00%, 8/15/2035	620	651
3.75%, 8/15/2042 (g)	112	85
4.30%, 3/15/2045	90	71
6.75%, 1/15/2053	45	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.90%, 10/1/2054	50	48
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,085	2,108
Series A-3, 5.54%, 7/15/2047	230	231
Series A-3, 5.53%, 6/1/2049	290	290
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	131
Series A-5, 5.10%, 6/1/2052	125	116
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	199
PPL Capital Funding, Inc. 5.25%, 9/1/2034	145	148
Public Service Co. of Oklahoma
5.25%, 1/15/2033	80	82
5.20%, 1/15/2035	60	61
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	154	153
5.34%, 3/15/2045	195	195
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	70
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	138	141
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	77
5.45%, 6/1/2031	150	155
Series C, 4.13%, 3/1/2048	175	133
5.88%, 12/1/2053	106	101
5.90%, 3/1/2055	90	87
Southern Co. (The) 5.20%, 6/15/2033	163	167
Union Electric Co.
5.20%, 4/1/2034	130	134
3.90%, 4/1/2052	192	147
Vistra Operations Co. LLC
6.00%, 4/15/2034 (e)	77	81
5.70%, 12/30/2034 (e)	85	88
		16,115
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	270	258
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	124
4.00%, 4/14/2032	900	872
		996
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	113
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Fiserv, Inc. 5.15%, 8/12/2034	360	357
Global Payments, Inc.
3.20%, 8/15/2029	436	416
5.30%, 8/15/2029	42	43
5.55%, 11/15/2035	575	571
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (e)	516	530
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (e)	340	349
		2,379
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	127
4.65%, 9/17/2034	250	245
5.15%, 8/4/2035	45	46
JBS USA Holding Lux SARL
3.75%, 12/1/2031	225	214
6.75%, 3/15/2034	233	257
5.50%, 1/15/2036 (e)	360	366
6.50%, 12/1/2052	25	26
6.38%, 4/15/2066 (e)	410	408
JBS USA LUX SARL 5.95%, 4/20/2035 (e)	90	94
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	219
4.38%, 6/1/2046	133	110
Mars, Inc.
5.00%, 3/1/2032 (e)	200	206
5.65%, 5/1/2045 (e)	375	378
Tyson Foods, Inc. 5.70%, 3/15/2034	160	169
		2,865
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	260	161
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	157
Southern California Gas Co. 6.35%, 11/15/2052	125	135
		453
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	215	189
CSX Corp. 3.80%, 11/1/2046	284	223
ERAC USA Finance LLC 5.20%, 10/30/2034 (e)	70	72
Norfolk Southern Corp. 3.05%, 5/15/2050	277	182
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	600	594
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
Uber Technologies, Inc. 4.80%, 9/15/2034	130	130
Union Pacific Corp. 3.55%, 8/15/2039	391	334
		1,724
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	90	86
DH Europe Finance II SARL 3.25%, 11/15/2039	149	122
Solventum Corp. 5.60%, 3/23/2034	283	294
		502
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	50	47
Banner Health 1.90%, 1/1/2031	346	310
Cencora, Inc.
5.13%, 2/15/2034	620	636
4.25%, 3/1/2045	300	254
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	115
Cigna Group (The)
5.13%, 5/15/2031	500	517
5.25%, 1/15/2036	465	473
CommonSpirit Health
2.78%, 10/1/2030	215	200
3.91%, 10/1/2050	90	67
HCA, Inc.
3.63%, 3/15/2032	89	84
5.60%, 4/1/2034	150	156
5.45%, 9/15/2034	225	232
5.75%, 3/1/2035	211	221
4.90%, 11/15/2035	130	128
5.50%, 6/15/2047	150	142
3.50%, 7/15/2051	135	91
5.95%, 9/15/2054	100	99
6.10%, 4/1/2064	285	282
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	200	146
MyMichigan Health Series 2020, 3.41%, 6/1/2050	55	38
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	190	123
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	250	158
UnitedHealth Group, Inc.
5.70%, 10/15/2040	300	311
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	7

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.88%, 2/15/2053	105	106
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	460	289
		5,225
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	145	131
Healthpeak OP LLC 2.13%, 12/1/2028	121	114
		245
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	291	199
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	260	267
Constellation Energy Generation LLC 5.80%, 3/1/2033	39	41
Southern Power Co. 5.15%, 9/15/2041	320	308
		616
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	230	217
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (e)	120	120
Prologis LP 5.25%, 3/15/2054	284	270
		390
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	380	374
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	142
Brown & Brown, Inc.
2.38%, 3/15/2031	554	497
6.25%, 6/23/2055	315	328
CNO Global Funding 5.88%, 6/4/2027 (e)	250	255
Corebridge Global Funding 4.90%, 8/21/2032 (e)	80	80
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (e)	421	271
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	110	115
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (e)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (e)	400	466
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	596	442
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (e)	470	488
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Principal Financial Group, Inc. 4.11%, 2/15/2028 (e)	100	100
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (e)	40	33
3.30%, 5/15/2050 (e)	562	385
		4,077
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.88%, 11/15/2035	400	399
5.50%, 11/15/2045	390	379
5.60%, 5/15/2053	220	211
5.40%, 8/15/2054	165	153
5.63%, 11/15/2055	160	154
		1,296
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	75	74
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	215	169
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	49
5.85%, 12/1/2035	175	175
3.50%, 6/1/2041	50	35
3.50%, 3/1/2042	30	21
3.70%, 4/1/2051	577	363
Comcast Corp.
5.17%, 1/15/2037 (e)	412	406
3.25%, 11/1/2039	481	376
2.80%, 1/15/2051	376	218
5.35%, 5/15/2053	630	566
		2,209
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (e)	410	431
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (e)	100	103
2.50%, 9/1/2030 (e)	473	433
5.63%, 4/4/2034 (e)	190	198
Steel Dynamics, Inc. 5.38%, 8/15/2034	300	311
		1,476
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	262	163
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	34	25
DTE Energy Co.
4.88%, 6/1/2028	100	102
5.10%, 3/1/2029	200	205
Engie SA (France) 5.63%, 4/10/2034 (e)	245	257
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	72
Puget Energy, Inc. 5.73%, 3/15/2035	110	113
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	50	53
Series B, 5.10%, 9/15/2035	105	106
		1,142
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	338	308
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (e)	150	147
BP Capital Markets America, Inc. 2.77%, 11/10/2050	264	163
Cheniere Energy Partners LP 5.55%, 10/30/2035 (e)	125	128
Cheniere Energy, Inc. 5.65%, 4/15/2034	130	135
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (e)	87	88
5.68%, 1/15/2034 (e)	131	135
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (e)	445	454
5.96%, 2/15/2055 (e)	305	300
ConocoPhillips Co. 5.50%, 1/15/2055	220	210
Coterra Energy, Inc.
3.90%, 5/15/2027	190	189
5.40%, 2/15/2035	220	223
Devon Energy Corp. 5.75%, 9/15/2054	80	74
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	120	124
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	63
5.63%, 4/5/2034	330	345
Energy Transfer LP
5.25%, 7/1/2029	150	154
5.00%, 5/15/2044 (g)	630	546
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC
4.95%, 2/15/2035	180	182
4.45%, 2/15/2043	100	88
Exxon Mobil Corp. 3.00%, 8/16/2039	858	687
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (e)	173	147
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (e)	389	384
Kinder Morgan, Inc. 7.80%, 8/1/2031	330	382
MPLX LP
5.50%, 6/1/2034	290	296
4.50%, 4/15/2038	141	129
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	235	216
Northern Natural Gas Co. 5.63%, 2/1/2054 (e)	40	38
ONEOK, Inc. 4.75%, 10/15/2031	415	417
Pioneer Natural Resources Co. 2.15%, 1/15/2031	155	141
Plains All American Pipeline LP 5.95%, 6/15/2035	105	109
Shell Finance US, Inc. 3.13%, 11/7/2049 (e)	291	196
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	75	76
5.03%, 10/1/2029	80	81
Targa Resources Corp. 4.90%, 9/15/2030	372	379
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	569	430
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	450	470
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	120	103
Williams Cos., Inc. (The)
5.60%, 3/15/2035	165	172
6.00%, 3/15/2055	45	46
		8,647
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	199	190
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	196
Kenvue, Inc. 5.20%, 3/22/2063	80	73
		269
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	65	74
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	315	286
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	9

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
4.25%, 10/26/2049	195	159
3.70%, 3/15/2052	130	95
5.55%, 2/22/2054	20	20
Eli Lilly & Co. 5.00%, 2/9/2054	440	411
Merck & Co., Inc.
2.35%, 6/24/2040	133	96
4.00%, 3/7/2049	20	16
2.90%, 12/10/2061	15	9
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	340	322
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	350	268
3.18%, 7/9/2050	600	400
Zoetis, Inc. 5.60%, 11/16/2032	170	181
		2,337
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	63
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	90	93
UDR, Inc. 2.10%, 8/1/2032	547	468
		561
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	210	202
2.50%, 8/16/2031	120	108
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	130	134
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (e)	272	272
		768
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028	210	201
5.15%, 11/15/2031	190	197
4.55%, 2/15/2032	216	217
4.80%, 2/15/2036	177	175
3.19%, 11/15/2036 (e)	146	124
Intel Corp.
3.73%, 12/8/2047	70	50
3.25%, 11/15/2049	115	73
3.05%, 8/12/2051	115	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
5.70%, 2/10/2053	142	132
KLA Corp. 3.30%, 3/1/2050	414	287
Marvell Technology, Inc. 5.45%, 7/15/2035	883	910
NXP BV (Netherlands)
5.00%, 1/15/2033	50	51
3.25%, 5/11/2041	400	303
		2,791
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	325	325
Intuit, Inc. 5.50%, 9/15/2053	30	30
Oracle Corp.
4.80%, 9/26/2032	230	222
3.80%, 11/15/2037	589	476
3.65%, 3/25/2041	650	474
Synopsys, Inc.
5.00%, 4/1/2032	300	306
5.70%, 4/1/2055	230	228
VMware LLC
1.40%, 8/15/2026	154	152
4.70%, 5/15/2030	143	145
		2,358
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	180	185
1.88%, 10/15/2030	1,349	1,205
Crown Castle, Inc. 5.80%, 3/1/2034	115	121
		1,511
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	200	207
Home Depot, Inc. (The) 3.63%, 4/15/2052	170	124
		331
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	124
2.70%, 8/5/2051	120	75
Dell International LLC 5.30%, 4/1/2032	510	524
		723
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	145	128
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	315	290
		418
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (e)	180	183
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	194
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	229
3.40%, 10/15/2052	350	235
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	250	243
		707
Total Corporate Bonds (Cost $134,283)		129,042
Mortgage-Backed Securities — 7.4%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,075	1,016
Pool # WA1626, 3.45%, 8/1/2032	1,038	986
Pool # WN3225, 3.80%, 10/1/2034	690	657
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	567	542
Pool # QA5290, 2.50%, 12/1/2049	461	394
Pool # QA9530, 2.50%, 5/1/2050	153	131
Pool # QB2668, 2.50%, 8/1/2050	222	191
Pool # QB4026, 2.50%, 10/1/2050	1,525	1,320
Pool # QB4045, 2.50%, 10/1/2050	287	248
Pool # QB4484, 2.50%, 10/1/2050	695	602
Pool # QB4542, 2.50%, 10/1/2050	548	474
Pool # QB8503, 2.50%, 2/1/2051	847	723
Pool # SD4767, 2.50%, 2/1/2051	929	800
Pool # QC9443, 2.50%, 10/1/2051	511	440
Pool # RA6132, 2.50%, 10/1/2051	495	422
Pool # SD0781, 3.00%, 11/1/2051	1,230	1,098
Pool # QD5778, 3.00%, 1/1/2052	238	211
Pool # SD5768, 3.00%, 1/1/2052	1,658	1,481
Pool # QD7596, 2.50%, 2/1/2052	675	580
Pool # RA6808, 3.00%, 2/1/2052	310	277
Pool # SD3952, 2.50%, 3/1/2052	1,012	871
Pool # QE1637, 4.00%, 5/1/2052	233	224
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # QE1832, 4.50%, 5/1/2052	317	315
Pool # SD4119, 3.00%, 8/1/2052	256	230
Pool # QH9845, 6.00%, 2/1/2054	768	799
Pool # SD7018, 4.50%, 3/1/2054	1,224	1,207
Pool # QJ5547, 5.50%, 9/1/2054	641	655
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	775	693
Pool # CA2826, 5.50%, 12/1/2048	794	819
Pool # BK2113, 2.50%, 3/1/2050	144	123
Pool # CA5658, 2.50%, 5/1/2050	46	39
Pool # FM3118, 3.00%, 5/1/2050	415	376
Pool # BP8608, 2.50%, 6/1/2050	97	83
Pool # BP9250, 2.50%, 7/1/2050	991	853
Pool # CA6635, 2.50%, 8/1/2050	153	132
Pool # FP0059, 2.50%, 8/1/2050	323	274
Pool # BP6749, 2.50%, 9/1/2050	991	847
Pool # BQ2894, 3.00%, 9/1/2050	770	691
Pool # BQ3996, 2.50%, 10/1/2050	618	534
Pool # BQ5243, 3.50%, 10/1/2050	263	246
Pool # CA7398, 3.50%, 10/1/2050	908	849
Pool # BP7667, 2.50%, 12/1/2050	235	203
Pool # CA8637, 4.00%, 1/1/2051	1,694	1,635
Pool # CB0189, 3.00%, 4/1/2051	216	193
Pool # CB0458, 2.50%, 5/1/2051	382	326
Pool # FS7655, 2.50%, 5/1/2051	925	789
Pool # FM7531, 3.00%, 5/1/2051	446	398
Pool # FM7916, 2.50%, 6/1/2051	325	279
Pool # FM7957, 2.50%, 7/1/2051	2,035	1,752
Pool # CB1301, 2.50%, 8/1/2051	534	460
Pool # FM8247, 2.50%, 8/1/2051	289	248
Pool # FS4624, 2.50%, 11/1/2051	114	97
Pool # FS2559, 3.00%, 12/1/2051	958	855
Pool # CB2635, 2.50%, 1/1/2052	973	833
Pool # BV4831, 3.00%, 2/1/2052	418	370
Pool # FS7749, 3.00%, 2/1/2052	390	349
Pool # BV0295, 3.50%, 2/1/2052	882	826
Pool # BV4924, 3.00%, 4/1/2052	666	597
Pool # FS4476, 3.00%, 5/1/2052	830	735
Pool # CB3608, 3.50%, 5/1/2052	684	634
Pool # BV6743, 4.50%, 5/1/2052	292	289
Pool # BV9515, 6.00%, 6/1/2052	384	400
Pool # BY4714, 5.00%, 6/1/2053	838	838
Pool # BY9327, 6.00%, 11/1/2053	361	371
Pool # DA7753, 5.50%, 1/1/2054	132	135
Pool # DA0425, 6.00%, 2/1/2054	312	324
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	11

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DA7754, 6.00%, 2/1/2054	1,331	1,383
Pool # CB8334, 5.50%, 4/1/2054	507	516
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	569	576
Pool # AM3010, 5.07%, 3/1/2028	191	196
Pool # BL8639, 1.09%, 4/1/2028	228	214
Pool # BS3939, 1.58%, 11/1/2028	733	688
Pool # BS6144, 3.97%, 1/1/2029	1,410	1,412
Pool # AM5319, 4.34%, 1/1/2029	521	527
Pool # BS8149, 4.97%, 9/1/2029	300	309
Pool # BS4290, 1.95%, 10/1/2029	600	555
Pool # BS0448, 1.27%, 12/1/2029	1,235	1,108
Pool # AN7593, 2.99%, 12/1/2029	362	348
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,021
Pool # BL9252, 1.37%, 3/1/2030	141	126
Pool # AN8285, 3.11%, 3/1/2030	374	361
Pool # BS0154, 1.28%, 4/1/2030	91	82
Pool # AM8544, 3.08%, 4/1/2030	161	156
Pool # BL9251, 1.45%, 10/1/2030	986	874
Pool # BL4885, 2.55%, 10/1/2030	155	144
Pool # BL9891, 1.37%, 12/1/2030	690	608
Pool # BS0025, 1.38%, 12/1/2030	525	465
Pool # BL9494, 1.46%, 12/1/2030	95	83
Pool # BL9652, 1.56%, 12/1/2030	916	817
Pool # BS7290, 5.64%, 2/1/2031	1,468	1,548
Pool # BS6203, 4.26%, 4/1/2031	194	193
Pool # BS8442, 4.74%, 4/1/2031	636	650
Pool # BS2915, 1.87%, 5/1/2031	79	71
Pool # BS6802, 4.93%, 6/1/2031	1,434	1,470
Pool # BS8688, 4.68%, 8/1/2031	291	296
Pool # BS8686, 4.68%, 11/1/2031	290	295
Pool # BS4563, 2.01%, 1/1/2032	95	84
Pool # BS5580, 3.68%, 1/1/2032	1,030	995
Pool # BM7037, 1.75%, 3/1/2032 (h)	447	390
Pool # BS4654, 2.39%, 3/1/2032	881	791
Pool # BL5680, 2.44%, 3/1/2032	419	377
Pool # AN5952, 3.01%, 7/1/2032	125	117
Pool # AN6149, 3.14%, 7/1/2032	1,750	1,639
Pool # BS5530, 3.30%, 7/1/2032	1,550	1,460
Pool # BS6345, 3.91%, 8/1/2032	165	160
Pool # BZ0884, 5.37%, 9/1/2032	470	493
Pool # BM3226, 3.45%, 10/1/2032 (h)	569	547
Pool # BS6822, 3.81%, 10/1/2032	900	872
Pool # BS8528, 4.31%, 10/1/2032	1,593	1,582
Pool # BS6872, 4.41%, 10/1/2032	105	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS6926, 4.51%, 10/1/2032	145	146
Pool # BS6928, 4.55%, 10/1/2032	115	116
Pool # BS6915, 4.60%, 10/1/2032	343	346
Pool # BS6954, 4.93%, 10/1/2032	718	740
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,330	1,115
Pool # BM6492, 1.51%, 11/1/2032 (h)	1,684	1,417
Pool # BS6819, 4.12%, 11/1/2032	1,030	1,015
Pool # BS6985, 4.92%, 11/1/2032	600	618
Pool # BS7090, 4.45%, 12/1/2032	1,619	1,626
Pool # BS7113, 4.90%, 12/1/2032	114	118
Pool # AN7923, 3.33%, 1/1/2033	755	711
Pool # BS8428, 4.41%, 1/1/2033	600	599
Pool # BS7398, 4.74%, 2/1/2033	285	289
Pool # BS5357, 3.41%, 3/1/2033	775	725
Pool # AN9067, 3.51%, 5/1/2033	415	394
Pool # BS8416, 4.56%, 5/1/2033	210	212
Pool # AN9752, 3.65%, 7/1/2033	611	584
Pool # BS5511, 3.45%, 8/1/2033	1,003	939
Pool # AN9753, 3.65%, 8/1/2033	448	425
Pool # BS5127, 3.15%, 9/1/2033	615	562
Pool # BS4197, 2.14%, 12/1/2033	240	207
Pool # BL1012, 4.03%, 12/1/2033	395	385
Pool # BL0900, 4.08%, 2/1/2034	255	249
Pool # BZ0430, 4.32%, 2/1/2034	220	218
Pool # AN0375, 3.76%, 12/1/2035	211	201
Pool # AN4430, 3.61%, 1/1/2037	618	596
Pool # BF0105, 4.00%, 6/1/2056	494	462
Pool # BF0107, 4.50%, 6/1/2056	375	366
Pool # BF0118, 4.50%, 6/1/2056	218	211
Pool # BF0125, 4.00%, 7/1/2056	424	397
Pool # BF0189, 3.00%, 6/1/2057	890	779
Pool # BF0219, 3.50%, 9/1/2057	986	905
Pool # BF0230, 5.50%, 1/1/2058	1,323	1,383
Pool # BF0263, 3.50%, 5/1/2058	263	241
Pool # BF0497, 3.00%, 7/1/2060	633	550
Pool # BF0537, 3.00%, 3/1/2061	904	791
Pool # BF0561, 3.00%, 9/1/2061	1,139	984
Pool # BF0578, 2.50%, 12/1/2061	2,576	2,121
Pool # BF0732, 2.50%, 6/1/2063	553	460
Pool # BF0733, 3.00%, 6/1/2063	510	440
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	962	876
Pool # BR3929, 3.50%, 10/20/2050	481	438
Pool # BW1726, 3.50%, 10/20/2050	621	566
Pool # BS8546, 2.50%, 12/20/2050	1,564	1,337
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR3928, 3.00%, 12/20/2050	805	735
Pool # BU7538, 3.00%, 12/20/2050	449	411
Pool # 785294, 3.50%, 1/20/2051	1,462	1,313
Pool # CA8452, 3.00%, 2/20/2051	2,136	1,935
Pool # CB1543, 3.00%, 2/20/2051	1,557	1,400
Pool # CA3588, 3.50%, 2/20/2051	1,711	1,558
Pool # CB1536, 3.50%, 2/20/2051	1,672	1,535
Pool # CB1542, 3.00%, 3/20/2051	1,031	927
Pool # CC0070, 3.00%, 3/20/2051	260	239
Pool # CC8726, 3.00%, 3/20/2051	320	288
Pool # CC8738, 3.00%, 3/20/2051	378	341
Pool # CC8723, 3.50%, 3/20/2051	2,119	1,929
Pool # CC0088, 4.00%, 3/20/2051	86	82
Pool # CC0092, 4.00%, 3/20/2051	208	199
Pool # CC8727, 3.00%, 4/20/2051	506	455
Pool # CC8739, 3.00%, 4/20/2051	1,431	1,288
Pool # CC8740, 3.00%, 4/20/2051	1,165	1,048
Pool # CC8751, 3.00%, 4/20/2051	237	213
Pool # CA3563, 3.50%, 7/20/2051	970	894
Pool # CE2586, 3.50%, 7/20/2051	1,353	1,232
Pool # CK1527, 3.50%, 12/20/2051	976	894
Pool # CJ8184, 3.50%, 1/20/2052	1,032	940
Pool # CK2660, 3.00%, 2/20/2052	180	161
Pool # CK2716, 3.50%, 2/20/2052	753	677
Pool # CI8525, 5.00%, 2/20/2052	905	906
Pool # CK8295, 5.00%, 3/20/2052	424	422
Pool # CN3557, 4.50%, 5/20/2052	292	289
Pool # MA8148, 3.00%, 7/20/2052	22	20
Pool # CN3127, 5.00%, 8/20/2052	396	396
Pool # CO4960, 5.00%, 8/20/2052	652	653
Pool # CU6748, 6.00%, 9/20/2053	799	823
Pool # DA2721, 5.50%, 3/20/2054	103	105
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	164	164
Pool # CU1093, 5.50%, 6/20/2063	255	257
Pool # CV1712, 5.50%, 6/20/2063	114	115
Pool # CU1092, 6.00%, 6/20/2063	342	348
Pool # 785183, 2.94%, 10/20/2070 (h)	873	797
Total Mortgage-Backed Securities (Cost $124,890)		117,942
Asset-Backed Securities — 4.1%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (e)	153	144
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	950	933
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	634	620
Series 2016-3, Class AA, 3.00%, 10/15/2028	441	426
Series 2017-2, Class A, 3.60%, 10/15/2029	297	283
Series 2021-1, Class B, 3.95%, 7/11/2030	748	722
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	270	273
Series 2024-3, Class D, 6.04%, 7/12/2030 (e)	1,645	1,678
AMSR Trust
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (e)	375	369
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (e) (g)	1,135	1,110
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (e) (g)	625	608
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (e)	215	207
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (e)	972	939
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (e)	333	338
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (e)	240	233
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (e)	570	580
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	480	495
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (e)	1,050	1,016
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,045	1,059
Series 2024-1, Class D, 6.03%, 11/15/2029	535	546
Series 2024-2, Class C, 6.07%, 2/15/2030	705	718
Series 2025-1, Class D, 5.64%, 11/15/2030	1,155	1,175
Series 2025-4, Class C, 4.80%, 8/15/2031	1,109	1,115
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (e)	297	295
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (e)	1,047	1,055
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (e)	131	127
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	841	767
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (e) (h)	495	510
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	13

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (e)	460	464
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (e)	929	933
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (e)	525	533
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (e)	500	510
Series 2024-2A, Class C, 6.70%, 10/16/2034 (e)	1,195	1,237
Series 2024-3A, Class B, 4.85%, 11/15/2034 (e)	1,220	1,224
Series 2025-2A, Class B, 4.87%, 1/15/2036 (e)	1,375	1,387
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (e)	422	425
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (e)	108	100
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	610	607
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	468	450
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	120	122
Series 2025-2, Class D, 4.90%, 12/15/2032	1,120	1,120
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (e)	165	168
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (e)	189	182
Series 2021-A, Class C, 2.09%, 8/27/2035 (e)	47	45
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (e)	310	316
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	400	405
Series 2024-1A, Class D, 5.84%, 6/17/2030	480	488
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,400	1,404
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,291	1,311
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (e)	192	194
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (e)	44	44
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	1,200	1,176
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (e)	395	392
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (h)	815	789
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (e)	430	449
Series 2024-2A, Class A, 4.60%, 3/15/2050 (e)	423	423
Series 2024-2A, Class B, 4.93%, 3/15/2050 (e)	89	89
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class C, 5.11%, 1/15/2031 (e)	1,100	1,112
Series 2025-4A, Class C, 4.74%, 8/15/2031 (e)	975	979
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (e) (h)	1,285	1,296
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (e)	324	330
Series 2024-A, Class C, 6.32%, 3/15/2043 (e)	388	397
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	1,233	1,204
Series 2021-3, Class D, 3.00%, 1/17/2041 (e)	651	613
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (e)	220	223
Series 2024-2, Class B1, 5.44%, 10/20/2032 (e)	308	311
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (e)	340	331
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (e)	345	355
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	1,275	1,255
Series 2024-AA, Class C, 6.00%, 9/22/2036 (e)	259	265
Series 2025-AA, Class A, 4.98%, 5/20/2038 (e)	843	854
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (e)	100	97
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (e)	370	353
Series 2024-1A, Class B, 5.51%, 2/20/2043 (e)	164	167
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (e)	1,160	1,158
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (e)	770	768
Series 2023-3A, Class B, 6.48%, 7/20/2029 (e)	185	187
Series 2024-2A, Class C, 5.90%, 7/20/2032 (e)	1,030	1,053
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (e)	350	339
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	489	480
Series 2025-A, Class B, 5.30%, 2/8/2033 (e)	205	205
Series 2025-A, Class C, 5.89%, 2/8/2033 (e)	100	100
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (e)	820	779
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (e)	274	261
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (e) (h)	205	193
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (e) (h)	1,040	970
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (e)	240	229
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (e) (h)	110	103
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (e)	745	694
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (e)	1,800	1,743
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (e)	2,100	2,022
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (e)	420	422
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (e)	345	350
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (e)	200	202
Santander Drive Auto Receivables Trust
Series 2023-6, Class C, 6.40%, 3/17/2031	135	140
Series 2024-5, Class D, 5.14%, 2/17/2032	255	257
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (e)	150	157
Series 2023-1A, Class C, 6.77%, 8/22/2033 (e)	560	583
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (e)	1,020	1,043
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (e)	66	66
Series 2024-2A, Class C, 5.83%, 6/20/2041 (e)	55	55
Series 2024-1A, Class C, 5.94%, 1/20/2043 (e)	58	58
Series 2025-2A, Class C, 5.32%, 4/20/2044 (e)	190	190
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (e)	651	677
Series 2025-1A, Class A, 5.05%, 9/15/2045 (e)	602	608
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (e)	334	342
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (e)	415	346
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (e)	179	180
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (e)	150	150
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	235	230
Series 2018-1, Class A, 3.70%, 3/1/2030	507	484
Series 2024-1, Class AA, 5.45%, 2/15/2037	514	528
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (e) (g)	67	67
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (e)	58	58
Series 2024-1A, Class C, 7.06%, 1/20/2038 (e)	312	318
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	270	275
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	306
Total Asset-Backed Securities (Cost $64,321)		64,846
Collateralized Mortgage Obligations — 2.0%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (e) (g)	300	302
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.57%, 7/25/2043 (e) (h)	245	252
FARM Mortgage Trust Series 2024-2, Class A, 5.18%, 8/1/2054 (e) (h)	387	382
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	111	105
Series 2018-1, Class MA, 3.00%, 5/25/2057	130	124
Series 2018-1, Class M60C, 3.50%, 5/25/2057	430	402
Series 2019-1, Class M55D, 4.00%, 7/25/2058	371	356
Series 2019-2, Class M55D, 4.00%, 8/25/2058	600	571
Series 2019-3, Class M55D, 4.00%, 10/25/2058	290	274
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,051	949
Series 2020-3, Class TTW, 3.00%, 5/25/2060	583	552
Series 2023-1, Class MT, 3.00%, 10/25/2062	356	301
Series 2024-2, Class MT, 3.50%, 5/25/2064	354	311
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	185	183
Series 4065, Class QB, 3.00%, 6/15/2042	240	228
Series 4257, Class DZ, 2.50%, 10/15/2043	1,375	1,218
Series 4672, Class QB, 3.50%, 4/15/2047	300	281
Series 5190, Class LM, 2.50%, 1/25/2048	770	708
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	15

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5147, Class PC, 1.50%, 10/25/2048	780	644
Series 4910, Class LZ, 3.00%, 9/25/2049	484	318
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,095	396
Series 4995, Class QE, 1.25%, 7/25/2050	1,230	964
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,113	638
Series 5171, Class NI, IO, 3.00%, 7/25/2051	2,960	389
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	320	336
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	110	112
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	270	266
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	220
Series 2012-103, Class BA, 2.50%, 2/25/2042	98	95
Series 2018-52, Class PZ, 4.00%, 7/25/2048	139	131
Series 2019-54, Class KC, 2.50%, 9/25/2049	93	87
Series 2022-4, Class TA, 1.00%, 4/25/2051	254	209
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,205	700
Series 2025-18, Class MA, 0.50%, 9/25/2054	497	425
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,944	1,868
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	630	644
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,288	253
Series 2021-73, Class ZY, 3.00%, 4/20/2051	533	306
Series 2022-105, Class SG, IF, IO, 2.13%, 6/20/2052 (h)	1,978	208
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,470	1,433
Series 2015-H11, Class FC, 4.66%, 5/20/2065 (h)	137	137
Series 2021-H14, Class YD, 7.18%, 6/20/2071 (h)	1,158	1,019
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (e) (g)	800	803
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (e) (g)	401	402
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (e) (g)	640	641
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (e) (g)	790	798
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (e) (g)	2,410	2,421
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (e) (g)	1,665	1,677
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (e) (g)	165	165
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (e) (g)	195	196
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	1,648	1,533
Series 2025-2, Class A1, 3.00%, 10/25/2035	1,415	1,329
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (e) (g)	400	402
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (h)	1,942	1,764
Total Collateralized Mortgage Obligations (Cost $32,133)		31,428
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (e)	630	618
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (e) (h)	260	256
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	740	729
Series K754, Class AM, 4.94%, 11/25/2030 (h)	215	222
Series K152, Class A2, 3.08%, 1/25/2031	155	148
Series K-1510, Class A2, 3.72%, 1/25/2031	350	344
Series KJ45, Class A2, 4.66%, 1/25/2031	1,220	1,245
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	750	725
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	1,480	1,305
Series 2022-M2S, Class A1, 3.76%, 5/25/2032 (h)	1	—
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (h)	700	705
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,970	1,869
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (h)	1,271	78
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (e) (h)	645	616
Series 2016-K56, Class B, 3.93%, 6/25/2049 (e) (h)	495	492
Series 2017-K67, Class C, 3.95%, 9/25/2049 (e) (h)	330	326
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.87%, 11/25/2053 (e) (h)	649	668
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-01, Class M7, 6.62%, 7/25/2054 (e) (h)	135	137
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	295	303
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	1,085	970
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (e) (h)	395	406
Total Commercial Mortgage-Backed Securities (Cost $12,326)		12,162
Foreign Government Securities — 0.2%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (e)	1,075	1,093
Republic of Chile 2.55%, 1/27/2032	200	179
Republic of Peru 2.78%, 12/1/2060	174	95
United Mexican States
5.85%, 7/2/2032	425	437
5.38%, 3/22/2033	957	948
3.50%, 2/12/2034	597	517
6.00%, 5/7/2036	200	203
6.88%, 5/13/2037	400	427
Total Foreign Government Securities (Cost $4,029)		3,899
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $175)	175	179
	SHARES (000)
Short-Term Investments — 2.9%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (j) (Cost $44,331)	44,331	44,331
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (j) (Cost $1,297)	1,297	1,297
Total Short-Term Investments (Cost $45,628)		45,628
Total Investments — 99.4% (Cost $1,293,973)		1,583,576
Other Assets in Excess of Liabilities — 0.6%		10,013
NET ASSETS — 100.0%		1,593,589

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
December 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $1,260.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the effective yield as of December 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	17

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2025.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	61	03/20/2026	USD	6,849	(4)
U.S. Treasury 2 Year Note	117	03/31/2026	USD	24,426	(12)
U.S. Treasury 5 Year Note	199	03/31/2026	USD	21,733	(86)
					(102)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(9)	03/20/2026	USD	(1,033)	4
U.S. Treasury Long Bond	(18)	03/20/2026	USD	(2,073)	6
U.S. Treasury Ultra Bond	(36)	03/20/2026	USD	(4,230)	91
					101
					(1)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.7%
Fixed Income — 19.3%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	28,614	209,455
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,114	34,112
JPMorgan High Yield Fund Class R6 Shares (a)	20,481	134,968
Total Fixed Income		378,535
International Equity — 2.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,859	39,039
U.S. Equity — 22.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,296	440,542
Total Investment Companies (Cost $578,339)		858,116
Exchange-Traded Funds — 22.6%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	181	16,776
Fixed Income — 4.5%
JPMorgan Inflation Managed Bond ETF (a)	1,840	88,683
International Equity — 12.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	610	38,807
JPMorgan BetaBuilders International Equity ETF (a)	2,888	208,838
Total International Equity		247,645
U.S. Equity — 4.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	543	57,887
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	429	31,911
Total U.S. Equity		89,798
Total Exchange-Traded Funds (Cost $323,597)		442,902
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds
3.13%, 2/15/2043	2,740	2,216
3.88%, 2/15/2043	11,305	10,170
3.88%, 5/15/2043	325	292
4.38%, 8/15/2043	4,523	4,320
4.13%, 8/15/2044	9,090	8,343
1.38%, 8/15/2050	14,911	7,332
1.63%, 11/15/2050	1,336	701
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.00%, 8/15/2052	9,350	6,697
4.75%, 5/15/2055	200	197
U.S. Treasury Notes
4.00%, 2/15/2026 (c)	6,840	6,842
3.75%, 4/30/2027	6,335	6,355
0.63%, 12/31/2027	1,255	1,186
1.25%, 4/30/2028	2,990	2,841
1.00%, 7/31/2028	14,945	14,023
3.25%, 6/30/2029	575	569
3.13%, 8/31/2029	2,006	1,972
3.88%, 9/30/2029	1,470	1,483
3.50%, 1/31/2030	3,830	3,808
3.63%, 3/31/2030	17,050	17,018
4.13%, 8/31/2030	8,499	8,648
4.88%, 10/31/2030	4,000	4,202
4.13%, 2/29/2032	19,600	19,876
3.88%, 8/31/2032	2,950	2,942
3.88%, 12/31/2032	2,053	2,044
3.50%, 2/15/2033	945	918
3.88%, 8/15/2033	7,220	7,160
4.00%, 2/15/2034	4,770	4,755
3.88%, 8/15/2034	16,798	16,540
4.25%, 11/15/2034	12,960	13,096
U.S. Treasury STRIPS Bonds
1.21%, 5/15/2027 (d)	1,680	1,601
3.37%, 2/15/2035 (d)	526	356
4.20%, 8/15/2035 (d)	1,296	855
4.24%, 2/15/2036 (d)	302	194
4.35%, 5/15/2036 (d)	606	384
4.31%, 8/15/2036 (d)	277	173
4.64%, 8/15/2040 (d)	9,183	4,547
5.23%, 11/15/2040 (d)	1,040	507
5.17%, 2/15/2041 (d)	665	320
Total U.S. Treasury Obligations (Cost $188,313)		185,483
Corporate Bonds — 8.0%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	66
2.20%, 2/4/2026	85	85
2.70%, 2/1/2027	1,722	1,697
3.45%, 11/1/2028	200	196
6.53%, 5/1/2034	225	249
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	19

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	260
5.40%, 7/31/2033	206	215
Northrop Grumman Corp.
5.15%, 5/1/2040	242	240
3.85%, 4/15/2045	220	176
RTX Corp.
5.15%, 2/27/2033	155	160
2.82%, 9/1/2051	385	240
		3,584
Automobiles — 0.1%
Hyundai Capital America 2.38%, 10/15/2027 (e)	835	810
Banks — 2.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (e) (f)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (e) (f)	200	207
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (e) (f)	400	425
(SOFR + 1.65%), 5.32%, 5/15/2031 (e) (f)	665	686
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	200	197
6.61%, 11/7/2028	600	640
4.55%, 11/6/2030	200	200
5.44%, 7/15/2031	200	210
5.13%, 11/6/2035	200	200
Bank of America Corp.
(SOFR + 1.33%), 2.97%, 2/4/2033 (f)	675	617
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	460	480
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (e) (f)	215	212
(SOFR + 1.62%), 5.60%, 3/20/2030 (e) (f)	210	218
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (e)	250	257
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	78	80
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (e)	365	359
5.79%, 7/13/2028 (e)	200	208
5.54%, 1/22/2030 (e)	200	208
Barclays plc (United Kingdom)
(SOFR + 1.23%), 5.37%, 2/25/2031 (f)	800	827
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (f)	200	182
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	480	516
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	200	209
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (e) (f)	364	344
(SOFR + 1.52%), 5.18%, 1/9/2030 (e) (f)	675	691
(SOFR + 1.59%), 5.50%, 5/20/2030 (e) (f)	285	295
(SOFR + 1.28%), 5.28%, 11/19/2030 (e) (f)	795	818
(SOFR + 1.68%), 5.09%, 5/9/2031 (e) (f)	720	735
(SOFR + 1.62%), 5.79%, 1/13/2033 (e) (f)	325	341
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (e) (f)	300	318
(SOFR + 1.58%), 5.39%, 5/28/2031 (e) (f)	815	837
(SOFR + 1.85%), 5.94%, 5/30/2035 (e) (f)	615	641
(SOFR + 2.04%), 6.29%, 1/14/2036 (e) (f)	260	278
(SOFR + 1.96%), 6.03%, 5/28/2036 (e) (f)	680	713
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (e) (f)	660	678
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (f)	502	498
(SOFR + 1.36%), 5.17%, 2/13/2030 (f)	940	965
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	403	406
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	265	266
(SOFR + 1.35%), 3.06%, 1/25/2033 (f)	940	861
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	235	237
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (e) (f)	455	465
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (e) (f)	270	276
(SOFR + 1.46%), 5.22%, 5/27/2031 (e) (f)	311	319
(SOFR + 1.36%), 4.82%, 9/25/2033 (e) (f)	455	454
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (e) (f)	400	416
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (e) (f)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (e) (f)	285	291
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (e) (f)	335	325
(SOFR + 1.05%), 4.85%, 11/5/2030 (e) (f)	340	347
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (f)	416	437
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	1,885	1,819
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	205	195
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	440	454
(SOFR + 1.29%), 5.13%, 3/3/2031 (f)	200	205
(SOFR + 1.19%), 4.62%, 11/6/2031 (f)	200	201
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	240	241
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	190	196
Huntington National Bank (The) 5.65%, 1/10/2030	337	353
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (e) (f)	225	229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (e) (f)	775	773
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	985	1,012
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	220	218
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (f)	255	258
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (f)	280	295
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (f)	390	386
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (f)	410	421
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (f)	200	206
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (f)	365	371
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (f)	230	227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (f)	550	569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (f)	405	410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (f)	645	663
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (f)	200	203
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (f)	200	204
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	210	211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	662	676
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	355	375
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (e)	435	451
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (e)	500	507
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	250	254
(SOFR + 1.93%), 5.07%, 1/24/2034 (f)	264	270
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	415	427
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	395	401
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	21

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (f)	265	276
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	230	227
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	360	376
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	215	218
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	245	255
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (e)	410	424
4.50%, 9/3/2030 (e)	270	271
Societe Generale SA (France)
5.25%, 2/19/2027 (e)	288	291
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (e) (f)	270	267
(SOFR + 1.65%), 5.51%, 5/22/2031 (e) (f)	1,078	1,111
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (e) (f)	625	566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (e) (f)	214	226
(SOFR + 1.73%), 5.44%, 10/3/2036 (e) (f)	330	331
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	420	442
5.42%, 7/9/2031	550	576
(SOFR + 1.38%), 4.95%, 7/8/2033 (f)	500	509
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	194
5.30%, 1/30/2032	265	277
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (f)	155	156
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	156	168
(SOFR + 1.31%), 5.07%, 5/20/2031 (f)	795	817
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	140	143
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	171	180
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	385	381
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (e) (f)	200	198
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (f)	330	340
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,708
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	90	93
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.50%), 5.20%, 1/23/2030 (f)	80	82
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	88	89
(SOFR + 2.02%), 5.39%, 4/24/2034 (f)	107	111
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	95	100
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	800	835
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	1,085	1,108
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	217	227
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	156	121
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	320	275
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (e)	540	556
		49,001
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	230
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	288
		518
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	590	606
4.05%, 11/21/2039	500	446
4.25%, 11/21/2049	240	198
Amgen, Inc. 5.65%, 3/2/2053	820	803
Biogen, Inc. 5.75%, 5/15/2035	235	247
Gilead Sciences, Inc. 2.60%, 10/1/2040	436	323
		2,623
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	414
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	165	147
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (f)	190	213
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	193
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	388	382
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	230	235
5.41%, 5/10/2029	230	239
(SOFR + 1.70%), 5.00%, 9/11/2030 (f)	160	162
(SOFR + 1.72%), 5.30%, 5/9/2031 (f)	1,155	1,183
(SOFR + 1.30%), 4.95%, 8/4/2031 (f)	190	192
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.10%), 4.47%, 12/10/2031 (f)	150	149
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	165	168
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	528	520
(SOFR + 1.77%), 6.48%, 10/24/2029 (f)	250	265
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	535	548
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	137	142
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,140	1,171
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	700	695
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	250	226
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	355	363
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	220	226
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	710	637
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	132	137
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	300	309
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	245	192
Nasdaq, Inc. 5.55%, 2/15/2034	79	83
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (f)	170	169
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (e) (f)	245	244
(SOFR + 1.29%), 4.84%, 11/6/2033 (e) (f)	630	631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (e) (f)	200	218
(SOFR + 1.34%), 5.01%, 3/23/2037 (e) (f)	515	510
		10,402
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	933	935
5.42%, 11/15/2048	64	61
EIDP, Inc. 5.13%, 5/15/2032	445	457
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (e)	370	334
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	108
		1,895
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (e)	530	559
5.04%, 3/25/2030 (e)	140	143
		702
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	300	301
Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
5.10%, 1/19/2029	175	179
3.30%, 1/30/2032	150	138
5.00%, 11/15/2035	210	207
Aircastle Ltd. 5.25%, 3/15/2030 (e)	225	230
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (f)	165	168
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	270	280
(SOFR + 1.24%), 4.80%, 10/24/2036 (f)	210	207
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (e)	150	149
4.25%, 4/15/2026 (e)	25	25
4.38%, 5/1/2026 (e)	110	110
2.53%, 11/18/2027 (e)	343	333
4.95%, 1/15/2028 (e)	338	343
5.15%, 1/15/2030 (e)	285	290
4.90%, 10/10/2030 (e)	125	126
4.70%, 1/30/2031 (e)	215	214
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (f)	180	187
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	235	211
(SOFR + 1.63%), 5.20%, 9/11/2036 (f)	200	199
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (e)	170	173
5.15%, 3/17/2030 (e)	117	119
		3,888
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	120	120
5.50%, 9/15/2054	90	86
		206
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (e)	259	257
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	335	345
		602
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	23

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	470	471
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	366
WP Carey, Inc. 2.40%, 2/1/2031	183	165
		1,002
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	664	522
3.55%, 9/15/2055	398	265
		787
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	269
5.65%, 6/1/2054	190	189
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	810
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	324
Duke Energy Corp.
6.10%, 9/15/2053	580	601
5.70%, 9/15/2055	215	209
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	84
Duke Energy Progress LLC 2.90%, 8/15/2051	170	107
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	855	878
Edison International
5.75%, 6/15/2027	265	270
5.25%, 11/15/2028	500	507
Electricite de France SA (France) 5.95%, 4/22/2034 (e)	220	234
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	216
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (e)	285	283
Entergy Arkansas LLC 2.65%, 6/15/2051	88	52
Entergy Louisiana LLC
4.00%, 3/15/2033	202	195
2.90%, 3/15/2051	80	50
5.70%, 3/15/2054	140	139
Evergy Metro, Inc. 5.40%, 4/1/2034	240	250
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	577	592
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (e)	282	287
Evergy, Inc. 2.90%, 9/15/2029	272	259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	560	553
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	235	200
ITC Holdings Corp.
2.95%, 5/14/2030 (e)	156	147
5.40%, 6/1/2033 (e)	500	515
Jersey Central Power & Light Co. 5.10%, 1/15/2035	95	96
Massachusetts Electric Co. 4.00%, 8/15/2046 (e)	118	93
MidAmerican Energy Co. 5.85%, 9/15/2054	120	123
New England Power Co. 2.81%, 10/6/2050 (e)	328	201
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	396
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (e)	60	61
NRG Energy, Inc.
2.45%, 12/2/2027 (e)	410	396
4.73%, 10/15/2030 (e)	555	556
Pacific Gas and Electric Co.
6.15%, 1/15/2033	250	265
6.40%, 6/15/2033	203	219
5.80%, 5/15/2034	442	459
6.00%, 8/15/2035	750	787
4.30%, 3/15/2045	90	71
6.75%, 1/15/2053	125	133
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,462
Series A-3, 5.54%, 7/15/2047	200	201
Series A-3, 5.53%, 6/1/2049	340	340
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	131
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	140
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	169
Public Service Co. of Oklahoma
5.25%, 1/15/2033	240	246
5.20%, 1/15/2035	70	71
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	268
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	167	166
5.34%, 3/15/2045	235	235
Series A-2, 5.11%, 12/15/2047	80	76
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	156	160
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	152	115
5.88%, 12/1/2053	134	128
5.75%, 4/15/2054	505	473
Southern Co. (The) 5.20%, 6/15/2033	321	330
Union Electric Co.
5.20%, 4/1/2034	360	371
3.90%, 4/1/2052	198	151
Vistra Operations Co. LLC
6.00%, 4/15/2034 (e)	34	36
5.70%, 12/30/2034 (e)	95	98
		18,520
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	330	315
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	365
5.40%, 6/12/2029	590	610
4.00%, 4/14/2032	1,000	969
		1,944
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	118
Fiserv, Inc. 5.15%, 8/12/2034	700	695
Global Payments, Inc.
3.20%, 8/15/2029	395	377
5.30%, 8/15/2029	71	73
5.55%, 11/15/2035	690	686
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (e) (f)	260	260
5.13%, 7/29/2029 (e)	602	618
(SOFR + 1.65%), 5.54%, 7/14/2036 (e) (f)	200	206
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (e)	410	421
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	692	692
		4,146
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	146
4.65%, 9/17/2034	298	292
5.15%, 8/4/2035	60	61
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
JBS USA Holding Lux SARL
3.75%, 12/1/2031	285	271
6.75%, 3/15/2034	251	277
5.50%, 1/15/2036 (e)	440	447
6.50%, 12/1/2052	35	36
6.38%, 4/15/2066 (e)	495	493
JBS USA LUX SARL 5.95%, 4/20/2035 (e)	105	110
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	228
4.38%, 6/1/2046	137	113
Mars, Inc.
5.00%, 3/1/2032 (e)	250	258
5.65%, 5/1/2045 (e)	440	444
Tyson Foods, Inc. 5.70%, 3/15/2034	200	211
		3,387
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	152
Southern California Gas Co. 6.35%, 11/15/2052	150	162
		314
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	169
CSX Corp. 3.80%, 11/1/2046	241	189
ERAC USA Finance LLC 5.20%, 10/30/2034 (e)	200	205
Norfolk Southern Corp. 3.05%, 5/15/2050	237	156
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	800	792
Uber Technologies, Inc. 4.80%, 9/15/2034	150	150
Union Pacific Corp. 3.55%, 8/15/2039	345	295
		1,956
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	74
DH Europe Finance II SARL 3.25%, 11/15/2039	123	101
Solventum Corp. 5.60%, 3/23/2034	336	350
		525
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	131
Banner Health 1.90%, 1/1/2031	323	289
Cencora, Inc.
5.13%, 2/15/2034	770	790
4.25%, 3/1/2045	400	338
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	25

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	149
Cigna Group (The)
5.13%, 5/15/2031	600	620
5.25%, 1/15/2036	555	565
CommonSpirit Health
2.78%, 10/1/2030	195	181
3.91%, 10/1/2050	80	60
HCA, Inc.
3.63%, 3/15/2032	103	97
5.45%, 9/15/2034	380	391
5.75%, 3/1/2035	247	259
4.90%, 11/15/2035	150	148
5.50%, 6/15/2047	140	132
3.50%, 7/15/2051	125	85
5.95%, 9/15/2054	120	119
6.10%, 4/1/2064	425	421
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	121
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	113
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	146
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	111
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	235
		5,536
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	135	121
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	171
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	305	313
Constellation Energy Generation LLC
5.80%, 3/1/2033	46	49
5.75%, 10/1/2041	210	214
Southern Power Co. 5.15%, 9/15/2041	260	250
		826
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	255
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (e)	135	136
Prologis LP 5.25%, 3/15/2054	332	315
		451
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	350	364
5.75%, 3/1/2054	120	119
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	442
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	142
Brown & Brown, Inc.
2.38%, 3/15/2031	488	438
6.25%, 6/23/2055	370	385
Corebridge Global Funding 4.90%, 8/21/2032 (e)	105	106
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (e)	352	227
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	135	141
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (e)	400	466
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	510	378
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (e)	600	623
Principal Financial Group, Inc. 4.11%, 2/15/2028 (e)	150	150
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (e)	70	57
3.30%, 5/15/2050 (e)	495	339
		4,377
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.88%, 11/15/2035	480	479
5.50%, 11/15/2045	470	456
5.60%, 5/15/2053	245	235
5.40%, 8/15/2054	200	186
5.63%, 11/15/2055	200	192
		1,548
IT Services — 0.0% ^
Accenture Capital, Inc. 4.25%, 10/4/2031	245	245
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	211
		456
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	228
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	137
5.85%, 12/1/2035	235	234
3.50%, 3/1/2042	115	80
3.70%, 4/1/2051	532	335
Comcast Corp.
5.17%, 1/15/2037 (e)	373	368
3.25%, 11/1/2039	431	336
2.80%, 1/15/2051	585	339
5.35%, 5/15/2053	745	669
		2,498
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (e)	495	520
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (e)	200	216
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (e)	398	365
5.63%, 4/4/2034 (e)	230	240
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	304
		1,645
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	149
DTE Energy Co. 5.10%, 3/1/2029	600	615
Engie SA (France) 5.63%, 4/10/2034 (e)	700	735
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	207
Puget Energy, Inc. 5.73%, 3/15/2035	135	139
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	235
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	100	101
Series 21A, 3.15%, 9/30/2051	170	110
		2,291
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	269
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (e)	150	147
5.80%, 10/1/2054 (e)	150	136
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	147
Cheniere Energy Partners LP 5.55%, 10/30/2035 (e)	145	148
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Cheniere Energy, Inc. 5.65%, 4/15/2034	160	166
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (e)	102	104
5.68%, 1/15/2034 (e)	148	153
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (e)	530	541
5.96%, 2/15/2055 (e)	365	360
ConocoPhillips Co. 5.50%, 1/15/2055	265	254
Coterra Energy, Inc.
3.90%, 5/15/2027	155	154
5.40%, 2/15/2035	255	259
Devon Energy Corp. 5.75%, 9/15/2054	93	85
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	140	145
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	190
5.63%, 4/5/2034	335	350
Energy Transfer LP 5.00%, 5/15/2044 (g)	565	490
Eni SpA (Italy) 5.95%, 5/15/2054 (e)	200	198
Enterprise Products Operating LLC
4.95%, 2/15/2035	210	212
4.45%, 2/15/2043	354	311
Exxon Mobil Corp. 3.00%, 8/16/2039	734	587
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (e)	217	184
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (e)	334	330
Kinder Morgan, Inc. 7.80%, 8/1/2031	500	579
MPLX LP
5.50%, 6/1/2034	360	367
4.50%, 4/15/2038	130	119
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	210	193
Northern Natural Gas Co. 5.63%, 2/1/2054 (e)	40	38
ONEOK, Inc. 4.75%, 10/15/2031	490	493
Ovintiv, Inc. 6.25%, 7/15/2033	400	424
Pioneer Natural Resources Co. 2.15%, 1/15/2031	185	168
Shell Finance US, Inc. 3.13%, 11/7/2049 (e)	251	169
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	85	86
5.03%, 10/1/2029	95	96
Targa Resources Corp. 4.90%, 9/15/2030	445	453
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	374
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	365
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	27

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	105	90
Williams Cos., Inc. (The)
5.60%, 3/15/2035	195	203
6.00%, 3/15/2055	55	56
		9,924
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	593	567
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	275
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	268
4.25%, 10/26/2049	230	188
3.70%, 3/15/2052	171	126
5.55%, 2/22/2054	27	27
Eli Lilly & Co. 5.00%, 2/9/2054	540	504
Merck & Co., Inc.
2.35%, 6/24/2040	348	251
2.90%, 12/10/2061	35	20
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	355
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	500
		2,239
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	180
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	103
UDR, Inc. 2.10%, 8/1/2032	482	412
		515
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	173
2.50%, 8/16/2031	110	99
NNN REIT, Inc.
5.60%, 10/15/2033	100	104
5.50%, 6/15/2034	150	155
		531
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028	529	508
5.15%, 11/15/2031	500	519
4.55%, 2/15/2032	216	217
4.80%, 2/15/2036	159	157
3.19%, 11/15/2036 (e)	228	193
Intel Corp.
3.73%, 12/8/2047	145	103
3.25%, 11/15/2049	140	89
3.05%, 8/12/2051	140	86
KLA Corp. 3.30%, 3/1/2050	442	307
Marvell Technology, Inc. 5.45%, 7/15/2035	1,038	1,069
NXP BV (Netherlands) 3.25%, 5/11/2041	365	277
		3,525
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	386	386
Intuit, Inc. 5.50%, 9/15/2053	70	69
Oracle Corp.
4.80%, 9/26/2032	555	536
3.80%, 11/15/2037	799	645
3.65%, 3/25/2041	750	547
Roper Technologies, Inc. 1.75%, 2/15/2031	277	243
Synopsys, Inc.
5.00%, 4/1/2032	250	255
5.70%, 4/1/2055	265	263
VMware LLC
1.40%, 8/15/2026	421	415
4.70%, 5/15/2030	415	421
		3,780
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	380	391
1.88%, 10/15/2030	1,190	1,063
Crown Castle, Inc. 5.80%, 3/1/2034	120	126
CubeSmart LP 2.00%, 2/15/2031	570	504
		2,084
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	135
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	184
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Dell International LLC
6.20%, 7/15/2030	970	1,036
5.30%, 4/1/2032	605	622
		1,842
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	375	332
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	265	244
		576
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (e)	215	218
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	533
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	612
3.40%, 10/15/2052	430	289
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	292
		1,193
Total Corporate Bonds (Cost $162,228)		156,866
Mortgage-Backed Securities — 7.1%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	931
Pool # WA1626, 3.45%, 8/1/2032	1,132	1,076
Pool # WN3225, 3.80%, 10/1/2034	750	714
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	489	467
Pool # QA5290, 2.50%, 12/1/2049	1,208	1,033
Pool # QA9530, 2.50%, 5/1/2050	433	372
Pool # QB4026, 2.50%, 10/1/2050	1,424	1,232
Pool # QB4045, 2.50%, 10/1/2050	927	799
Pool # QB4484, 2.50%, 10/1/2050	656	568
Pool # QB4542, 2.50%, 10/1/2050	509	440
Pool # QB8503, 2.50%, 2/1/2051	714	609
Pool # SD4767, 2.50%, 2/1/2051	1,088	937
Pool # QC9443, 2.50%, 10/1/2051	579	498
Pool # RA6132, 2.50%, 10/1/2051	1,287	1,096
Pool # SD0781, 3.00%, 11/1/2051	1,462	1,305
Pool # SD5768, 3.00%, 1/1/2052	1,947	1,739
Pool # QD4686, 4.00%, 1/1/2052	243	231
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # QD7596, 2.50%, 2/1/2052	1,924	1,653
Pool # RA6815, 2.50%, 2/1/2052	1,568	1,349
Pool # SD3952, 2.50%, 3/1/2052	1,274	1,096
Pool # QE1637, 4.00%, 5/1/2052	243	234
Pool # QE1832, 4.50%, 5/1/2052	333	331
Pool # SD4119, 3.00%, 8/1/2052	715	641
Pool # QH9845, 6.00%, 2/1/2054	1,388	1,444
Pool # SD7018, 4.50%, 3/1/2054	1,427	1,407
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	741	765
Pool # BK2113, 2.50%, 3/1/2050	408	348
Pool # CA5658, 2.50%, 5/1/2050	127	109
Pool # FM3118, 3.00%, 5/1/2050	375	339
Pool # BP8608, 2.50%, 6/1/2050	276	236
Pool # BP9250, 2.50%, 7/1/2050	1,118	962
Pool # FP0059, 2.50%, 8/1/2050	922	783
Pool # BP6749, 2.50%, 9/1/2050	1,168	998
Pool # BQ2894, 3.00%, 9/1/2050	721	648
Pool # BK8152, 2.50%, 10/1/2050	271	231
Pool # BQ3996, 2.50%, 10/1/2050	575	497
Pool # BQ5243, 3.50%, 10/1/2050	247	230
Pool # CA7398, 3.50%, 10/1/2050	851	795
Pool # BP7667, 2.50%, 12/1/2050	662	570
Pool # BR4318, 3.00%, 1/1/2051	96	87
Pool # CA8637, 4.00%, 1/1/2051	1,428	1,378
Pool # CB0189, 3.00%, 4/1/2051	268	240
Pool # CB0458, 2.50%, 5/1/2051	432	369
Pool # FS7655, 2.50%, 5/1/2051	1,081	922
Pool # BT0122, 2.50%, 6/1/2051	196	167
Pool # FM7916, 2.50%, 6/1/2051	365	314
Pool # FM7957, 2.50%, 7/1/2051	2,522	2,171
Pool # CB1301, 2.50%, 8/1/2051	667	575
Pool # FM8247, 2.50%, 8/1/2051	363	313
Pool # CB1566, 2.50%, 9/1/2051	1,302	1,104
Pool # FM8659, 2.50%, 9/1/2051	701	600
Pool # FS6514, 2.50%, 9/1/2051	388	335
Pool # FS4624, 2.50%, 11/1/2051	318	271
Pool # CB2313, 2.50%, 12/1/2051	407	350
Pool # FS2559, 3.00%, 12/1/2051	1,191	1,062
Pool # CB2637, 2.50%, 1/1/2052	758	653
Pool # BV4831, 3.00%, 2/1/2052	422	374
Pool # FS7749, 3.00%, 2/1/2052	1,475	1,319
Pool # BV0295, 3.50%, 2/1/2052	889	832
Pool # BV3950, 4.00%, 2/1/2052	432	413
Pool # FS4476, 3.00%, 5/1/2052	2,163	1,917
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	29

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3608, 3.50%, 5/1/2052	1,784	1,654
Pool # BV6743, 4.50%, 5/1/2052	316	312
Pool # BY4714, 5.00%, 6/1/2053	931	931
Pool # BY4761, 5.00%, 6/1/2053	363	364
Pool # BY9327, 6.00%, 11/1/2053	1,034	1,063
Pool # DA7753, 5.50%, 1/1/2054	163	167
Pool # DA0425, 6.00%, 2/1/2054	388	402
Pool # DA7754, 6.00%, 2/1/2054	1,644	1,709
Pool # CB8334, 5.50%, 4/1/2054	1,430	1,455
Pool # DB6037, 5.50%, 5/1/2054	599	610
Pool # DB6039, 6.00%, 5/1/2054	556	576
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	617	626
Pool # AM3010, 5.07%, 3/1/2028	516	529
Pool # BL8639, 1.09%, 4/1/2028	739	695
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,538
Pool # AM5319, 4.34%, 1/1/2029	462	467
Pool # BS8149, 4.97%, 9/1/2029	900	928
Pool # BS0448, 1.27%, 12/1/2029	1,015	911
Pool # AN7593, 2.99%, 12/1/2029	311	299
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,927
Pool # BL9252, 1.37%, 3/1/2030	371	333
Pool # AN8285, 3.11%, 3/1/2030	318	307
Pool # BS0154, 1.28%, 4/1/2030	251	225
Pool # AM8544, 3.08%, 4/1/2030	132	127
Pool # AN8990, 3.53%, 4/1/2030	448	436
Pool # BS7168, 4.57%, 6/1/2030	684	696
Pool # BL9251, 1.45%, 10/1/2030	806	715
Pool # BL9891, 1.37%, 12/1/2030	576	507
Pool # BS0025, 1.38%, 12/1/2030	1,065	944
Pool # BL9494, 1.46%, 12/1/2030	265	233
Pool # BS8442, 4.74%, 4/1/2031	1,057	1,079
Pool # BS2915, 1.87%, 5/1/2031	208	185
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,682
Pool # BS7437, 5.04%, 8/1/2031	868	899
Pool # BS4563, 2.01%, 1/1/2032	255	225
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,043
Pool # BM6898, 2.15%, 2/1/2032 (h)	552	491
Pool # BS4654, 2.39%, 3/1/2032	834	750
Pool # BL5680, 2.44%, 3/1/2032	1,278	1,150
Pool # AN5952, 3.01%, 7/1/2032	332	311
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,503
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,579
Pool # BS6345, 3.91%, 8/1/2032	510	496
Pool # BZ0884, 5.37%, 9/1/2032	940	986
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM3226, 3.45%, 10/1/2032 (h)	1,341	1,290
Pool # BS6822, 3.81%, 10/1/2032	980	950
Pool # BS8528, 4.31%, 10/1/2032	1,782	1,771
Pool # BS6872, 4.41%, 10/1/2032	285	285
Pool # BS6926, 4.51%, 10/1/2032	354	358
Pool # BS6928, 4.55%, 10/1/2032	310	314
Pool # BS6954, 4.93%, 10/1/2032	781	804
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,579	1,324
Pool # BM6492, 1.51%, 11/1/2032 (h)	2,004	1,687
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,094
Pool # BS7090, 4.45%, 12/1/2032	1,029	1,033
Pool # BS7113, 4.90%, 12/1/2032	295	305
Pool # AN7923, 3.33%, 1/1/2033	640	603
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,219
Pool # BS7398, 4.74%, 2/1/2033	845	857
Pool # BS5357, 3.41%, 3/1/2033	799	748
Pool # AN9067, 3.51%, 5/1/2033	345	327
Pool # BS8416, 4.56%, 5/1/2033	580	586
Pool # BS5511, 3.45%, 8/1/2033	1,047	980
Pool # BS5127, 3.15%, 9/1/2033	615	562
Pool # BL1012, 4.03%, 12/1/2033	335	327
Pool # BL0900, 4.08%, 2/1/2034	190	186
Pool # BZ0430, 4.32%, 2/1/2034	800	794
Pool # BZ2030, 4.39%, 10/1/2034	630	621
Pool # BL7124, 1.93%, 6/1/2035	667	553
Pool # AN4430, 3.61%, 1/1/2037	578	558
Pool # BL6060, 2.46%, 4/1/2040	595	442
Pool # BF0107, 4.50%, 6/1/2056	476	464
Pool # BF0219, 3.50%, 9/1/2057	1,251	1,148
Pool # BF0230, 5.50%, 1/1/2058	1,206	1,261
Pool # BF0334, 3.50%, 1/1/2059	320	292
Pool # BF0497, 3.00%, 7/1/2060	575	500
Pool # BF0537, 3.00%, 3/1/2061	1,075	941
Pool # BF0561, 3.00%, 9/1/2061	1,451	1,253
Pool # BF0578, 2.50%, 12/1/2061	3,118	2,567
Pool # BF0732, 2.50%, 6/1/2063	1,451	1,205
Pool # BF0733, 3.00%, 6/1/2063	1,332	1,151
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	915	833
Pool # BR3929, 3.50%, 10/20/2050	412	375
Pool # BW1726, 3.50%, 10/20/2050	519	472
Pool # BS8546, 2.50%, 12/20/2050	1,340	1,146
Pool # BR3928, 3.00%, 12/20/2050	673	615
Pool # BU7538, 3.00%, 12/20/2050	381	348
Pool # 785294, 3.50%, 1/20/2051	1,251	1,124
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA8452, 3.00%, 2/20/2051	1,839	1,666
Pool # CA9005, 3.00%, 2/20/2051	378	350
Pool # CB1543, 3.00%, 2/20/2051	1,360	1,223
Pool # CA3588, 3.50%, 2/20/2051	1,488	1,355
Pool # CB1536, 3.50%, 2/20/2051	1,475	1,354
Pool # CB1542, 3.00%, 3/20/2051	912	820
Pool # CC0070, 3.00%, 3/20/2051	236	217
Pool # CC8726, 3.00%, 3/20/2051	286	258
Pool # CC8738, 3.00%, 3/20/2051	339	306
Pool # CC8723, 3.50%, 3/20/2051	1,917	1,745
Pool # CC0088, 4.00%, 3/20/2051	82	78
Pool # CC0092, 4.00%, 3/20/2051	194	185
Pool # CC8727, 3.00%, 4/20/2051	461	414
Pool # CC8739, 3.00%, 4/20/2051	1,281	1,153
Pool # CC8740, 3.00%, 4/20/2051	1,045	940
Pool # CC8751, 3.00%, 4/20/2051	214	192
Pool # CA3563, 3.50%, 7/20/2051	896	825
Pool # CE2586, 3.50%, 7/20/2051	1,261	1,148
Pool # CK1527, 3.50%, 12/20/2051	1,002	918
Pool # CJ8184, 3.50%, 1/20/2052	1,063	968
Pool # CK2716, 3.50%, 2/20/2052	779	700
Pool # CK8295, 5.00%, 3/20/2052	476	474
Pool # MA8148, 3.00%, 7/20/2052	51	46
Pool # MA8200, 4.00%, 8/20/2052	262	249
Pool # CN3127, 5.00%, 8/20/2052	445	445
Pool # MA8874, 3.00%, 5/20/2053	466	424
Pool # CV0172, 6.50%, 7/20/2053	739	783
Pool # CU6748, 6.00%, 9/20/2053	895	922
Pool # DA2721, 5.50%, 3/20/2054	292	298
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	439	437
Pool # CU1093, 5.50%, 6/20/2063	284	286
Pool # CV6673, 5.50%, 6/20/2063	695	701
Pool # CU1092, 6.00%, 6/20/2063	382	389
Pool # 785183, 2.94%, 10/20/2070 (h)	713	651
Total Mortgage-Backed Securities (Cost $144,982)		138,737
Asset-Backed Securities — 3.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (e)	142	133
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	870	854
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	546	534
Series 2016-3, Class AA, 3.00%, 10/15/2028	375	363
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-2, Class A, 3.60%, 10/15/2029	594	566
Series 2021-1, Class B, 3.95%, 7/11/2030	682	658
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	720	729
AMSR Trust
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (e)	340	334
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (e) (g)	790	768
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (e)	565	544
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (e)	1,158	1,119
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (e)	866	880
Series 2025-A, Class C, 5.81%, 12/19/2050 (e)	342	346
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (e)	223	216
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (e)	705	718
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	545	562
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (e)	1,065	1,037
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (e)	1,225	1,186
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,394
Series 2024-1, Class D, 6.03%, 11/15/2029	560	572
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,222
Series 2024-3, Class D, 5.83%, 5/15/2030	660	674
Series 2025-1, Class D, 5.64%, 11/15/2030	1,365	1,388
Series 2025-4, Class C, 4.80%, 8/15/2031	1,324	1,331
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (e)	325	323
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (e)	1,242	1,252
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (e)	122	119
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	724	661
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (e) (h)	590	607
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	31

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (e)	540	544
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (e)	1,109	1,114
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (e)	625	634
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (e)	560	571
Series 2024-2A, Class C, 6.70%, 10/16/2034 (e)	1,510	1,563
Series 2025-2A, Class B, 4.87%, 1/15/2036 (e)	1,650	1,664
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (e)	500	504
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (e)	102	95
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	525	523
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	442	425
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	330	335
Series 2025-2, Class D, 4.90%, 12/15/2032	1,330	1,330
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (e)	435	443
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (e)	135	129
Series 2021-A, Class C, 2.09%, 8/27/2035 (e)	57	54
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (e)	350	357
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	446
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	554
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,700	1,705
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,540	1,564
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (e)	362	364
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (e)	119	119
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	1,215	1,190
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (e)	410	407
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (h)	745	722
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (e)	479	500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-2A, Class A, 4.60%, 3/15/2050 (e)	388	388
Series 2024-2A, Class B, 4.93%, 3/15/2050 (e)	191	191
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class C, 5.11%, 1/15/2031 (e)	1,305	1,319
Series 2025-4A, Class C, 4.74%, 8/15/2031 (e)	1,200	1,205
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (e)	195	199
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (e)	515	525
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (e) (h)	1,517	1,530
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (e)	401	409
Series 2024-A, Class C, 6.32%, 3/15/2043 (e)	479	490
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	1,123	1,096
Series 2021-3, Class D, 3.00%, 1/17/2041 (e)	647	609
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (e)	110	112
Series 2024-2, Class B1, 5.44%, 10/20/2032 (e)	287	290
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (e)	405	394
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (e)	510	525
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	1,145	1,127
Series 2024-AA, Class C, 6.00%, 9/22/2036 (e)	437	446
Series 2025-AA, Class A, 4.98%, 5/20/2038 (e)	1,005	1,018
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (e)	337	322
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (e)	46	44
Series 2025-1A, Class B, 5.21%, 9/22/2042 (e)	372	378
Series 2024-1A, Class B, 5.51%, 2/20/2043 (e)	201	205
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (e)	1,075	1,073
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (e)	945	943
Series 2023-3A, Class B, 6.48%, 7/20/2029 (e)	485	492
Series 2024-2A, Class C, 5.90%, 7/20/2032 (e)	1,300	1,329
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (e)	295	286
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	439	431
Series 2025-A, Class B, 5.30%, 2/8/2033 (e)	225	225
Series 2025-A, Class C, 5.89%, 2/8/2033 (e)	165	165
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (e)	920	874
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (e) (h)	540	509
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (e) (h)	1,210	1,128
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (e)	270	258
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (e) (h)	195	185
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (e) (h)	310	291
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (e)	895	834
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (e)	2,200	2,131
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (e)	2,600	2,504
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (e)	515	517
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (e)	400	406
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (e)	550	556
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (e)	340	351
Series 2024-1A, Class D, 6.58%, 6/21/2033 (e)	425	446
Series 2023-1A, Class C, 6.77%, 8/22/2033 (e)	620	645
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (e)	1,150	1,176
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (e)	58	58
Series 2021-2A, Class B, 1.80%, 9/20/2038 (e)	60	60
Series 2024-2A, Class C, 5.83%, 6/20/2041 (e)	192	195
Series 2024-1A, Class C, 5.94%, 1/20/2043 (e)	163	166
Series 2025-2A, Class C, 5.32%, 4/20/2044 (e)	228	228
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (e)	718	725
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (e)	465	387
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (e)	538	540
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (e)	395	394
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	217	212
Series 2016-1, Class A, 3.45%, 7/7/2028	386	376
Series 2018-1, Class A, 3.70%, 3/1/2030	442	422
Series 2024-1, Class AA, 5.45%, 2/15/2037	466	479
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (e)	750	756
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (e) (g)	58	58
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (e)	53	52
Series 2024-1A, Class B, 6.56%, 1/20/2038 (e)	600	610
Series 2024-1A, Class C, 7.06%, 1/20/2038 (e)	337	343
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	375	382
Total Asset-Backed Securities (Cost $75,190)		75,966
Collateralized Mortgage Obligations — 2.1%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (e) (g)	360	362
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (e) (h)	620	610
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.57%, 7/25/2043 (e) (h)	655	673
FARM Mortgage Trust Series 2024-2, Class A, 5.18%, 8/1/2054 (e) (h)	459	453
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	446	425
Series 2018-1, Class M60C, 3.50%, 5/25/2057	760	711
Series 2019-1, Class MT, 3.50%, 7/25/2058	286	257
Series 2019-1, Class M55D, 4.00%, 7/25/2058	419	401
Series 2019-2, Class M55D, 4.00%, 8/25/2058	752	717
Series 2019-3, Class M55D, 4.00%, 10/25/2058	665	629
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	956	863
Series 2020-3, Class TTW, 3.00%, 5/25/2060	744	705
Series 2022-1, Class MTU, 3.25%, 11/25/2061	284	248
Series 2024-2, Class MT, 3.50%, 5/25/2064	936	822
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	474	420
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	33

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5190, Class LM, 2.50%, 1/25/2048	930	856
Series 5147, Class PC, 1.50%, 10/25/2048	2,041	1,683
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,659	469
Series 4995, Class QE, 1.25%, 7/25/2050	1,472	1,153
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,708	759
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,544	466
Series 5225, Class QL, 4.00%, 5/25/2052	825	704
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	291	307
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	123	125
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	243	239
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	717
Series 2020-54, Class MA, 1.50%, 8/25/2050	300	252
Series 2022-4, Class TA, 1.00%, 4/25/2051	681	561
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,814	833
Series 2022-46, Class GZ, 4.50%, 7/25/2052	796	729
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,306	1,115
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,404	2,311
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	574	586
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	607	634
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,670	295
Series 2022-93, Class JZ, 4.50%, 5/20/2052	516	357
Series 2022-105, Class SG, IF, IO, 2.13%, 6/20/2052 (h)	2,343	246
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,681
Series 2015-H11, Class FC, 4.66%, 5/20/2065 (h)	128	128
Series 2021-H14, Class YD, 7.18%, 6/20/2071 (h)	1,034	910
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (e) (g)	963	941
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (e) (g)	900	903
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (e) (g)	339	339
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (e) (g)	765	766
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (e) (g)	940	950
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (e) (g)	740	743
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (e) (g)	1,970	1,985
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (e) (g)	440	441
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (e) (h)	1,350	1,347
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (e) (g)	420	422
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	1,940	1,805
Series 2025-2, Class A1, 3.00%, 10/25/2035	1,717	1,613
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (e) (g)	465	467
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (h)	1,765	1,603
Total Collateralized Mortgage Obligations (Cost $41,293)		40,737
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (e)	670	658
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (e) (h)	685	674
FHLMC MSCR Trust Series 2021-MN1, Class M1, 5.87%, 1/25/2051 (e) (h)	55	55
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	615	605
Series K754, Class AM, 4.94%, 11/25/2030 (h)	570	589
Series K-1510, Class A2, 3.72%, 1/25/2031	295	290
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	815	788
FNMA ACES
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (h)	225	217
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	555	484
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	1,620	1,428
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (h)	780	785
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,101
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (h)	1,095	67
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (e) (h)	595	568
Series 2016-K56, Class B, 3.93%, 6/25/2049 (e) (h)	450	448
Series 2017-K67, Class C, 3.95%, 9/25/2049 (e) (h)	880	869
Series 2019-K97, Class B, 3.77%, 9/25/2051 (e) (h)	760	742
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.87%, 11/25/2053 (e) (h)	717	738
Series 2024-01, Class M7, 6.62%, 7/25/2054 (e) (h)	357	362
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	345	354
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	885	791
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (e) (h)	400	411
Total Commercial Mortgage-Backed Securities (Cost $14,106)		14,024
Foreign Government Securities — 0.1%
Republic of Peru 2.78%, 12/1/2060	162	88
United Mexican States
6.00%, 5/13/2030	209	219
5.85%, 7/2/2032	510	525
5.38%, 3/22/2033	1,140	1,129
3.50%, 2/12/2034	727	629
6.88%, 5/13/2037	309	330
6.34%, 5/4/2053	200	190
Total Foreign Government Securities (Cost $3,246)		3,110
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	199
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (j) (Cost $37,440)	37,440	37,440
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (j) (Cost $72)	72	72
Total Short-Term Investments (Cost $37,512)		37,512
Total Investments — 99.5% (Cost $1,569,001)		1,953,652
Other Assets in Excess of Liabilities — 0.5%		9,020
NET ASSETS — 100.0%		1,962,672

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
December 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	35

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $70.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the effective yield as of December 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2025.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	117	03/20/2026	USD	13,137	(25)
U.S. Treasury 10 Year Ultra Note	123	03/20/2026	USD	14,116	(82)
U.S. Treasury Long Bond	11	03/20/2026	USD	1,267	(17)
U.S. Treasury 2 Year Note	145	03/31/2026	USD	30,272	(15)
U.S. Treasury 5 Year Note	45	03/31/2026	USD	4,914	(19)
					(158)
Short Contracts
U.S. Treasury Ultra Bond	(23)	03/20/2026	USD	(2,703)	58
					(100)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 47.8%
Fixed Income — 15.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	38,489	281,739
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,263	41,779
JPMorgan High Yield Fund Class R6 Shares (a)	25,774	169,849
Total Fixed Income		493,367
International Equity — 2.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,871	81,279
U.S. Equity — 29.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	8,954	918,340
Total Investment Companies (Cost $937,838)		1,492,986
Exchange-Traded Funds — 23.9%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	374	34,649
Fixed Income — 2.0%
JPMorgan Inflation Managed Bond ETF (a)	1,305	62,904
International Equity — 16.5%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,270	80,797
JPMorgan BetaBuilders International Equity ETF (a)	6,019	435,303
Total International Equity		516,100
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	838	89,275
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	577	42,898
Total U.S. Equity		132,173
Total Exchange-Traded Funds (Cost $520,056)		745,826
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,393
1.13%, 8/15/2040	8,198	5,149
2.25%, 5/15/2041	341	251
3.13%, 2/15/2043	2,155	1,743
3.88%, 2/15/2043	590	531
3.88%, 5/15/2043	6,225	5,584
3.63%, 8/15/2043	2,230	1,925
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.38%, 8/15/2043	3,766	3,597
4.13%, 8/15/2044	14,710	13,500
4.75%, 2/15/2045	8,415	8,372
1.38%, 8/15/2050	18,547	9,119
1.63%, 11/15/2050	2,118	1,112
1.88%, 2/15/2051	3,461	1,934
2.25%, 2/15/2052	2,235	1,356
3.00%, 8/15/2052	5,474	3,921
3.63%, 2/15/2053	1,035	838
4.50%, 11/15/2054	400	377
4.75%, 5/15/2055	260	255
U.S. Treasury Notes
4.25%, 11/30/2026 (b)	3,510	3,532
4.13%, 1/31/2027 (b)	4,091	4,116
0.63%, 12/31/2027	2,630	2,486
3.50%, 1/31/2028	1,230	1,230
2.75%, 2/15/2028	5,500	5,417
3.63%, 3/31/2028	3,330	3,339
1.25%, 4/30/2028	8,885	8,441
1.00%, 7/31/2028	1,040	976
2.88%, 4/30/2029	29,148	28,504
3.50%, 1/31/2030	2,360	2,346
4.25%, 1/31/2030	14,509	14,831
3.63%, 3/31/2030	16,270	16,240
3.50%, 4/30/2030	3,550	3,524
3.63%, 12/31/2030	3,720	3,702
4.13%, 2/29/2032	26,175	26,544
3.88%, 12/31/2032	6,898	6,868
3.50%, 2/15/2033	2,200	2,138
3.88%, 8/15/2033	13,730	13,616
4.50%, 11/15/2033	5,520	5,700
4.00%, 2/15/2034	7,409	7,386
3.88%, 8/15/2034	13,461	13,254
4.25%, 11/15/2034	18,810	19,008
4.25%, 5/15/2035	4,780	4,820
4.00%, 11/15/2035	5,217	5,142
U.S. Treasury STRIPS Bonds
4.25%, 11/15/2033 (c)	1,370	988
3.36%, 2/15/2035 (c)	1,285	870
4.20%, 8/15/2035 (c)	2,684	1,771
4.24%, 2/15/2036 (c)	502	323
4.35%, 5/15/2036 (c)	1,171	743
4.31%, 8/15/2036 (c)	673	421
4.64%, 8/15/2040 (c)	4,383	2,170
5.23%, 11/15/2040 (c)	2,270	1,107
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	37

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
5.17%, 2/15/2041 (c)	1,457	700
0.0%, 2/15/2042 (c)	789	357
Total U.S. Treasury Obligations (Cost $286,566)		277,567
Corporate Bonds — 6.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.75%, 2/1/2026	59	59
2.20%, 2/4/2026	105	105
2.70%, 2/1/2027	1,876	1,849
6.53%, 5/1/2034	275	304
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	406
5.40%, 7/31/2033	219	228
Leidos, Inc. 5.75%, 3/15/2033	120	127
Northrop Grumman Corp.
5.15%, 5/1/2040	220	219
3.85%, 4/15/2045	255	204
RTX Corp.
2.25%, 7/1/2030	373	343
5.15%, 2/27/2033	165	170
2.82%, 9/1/2051	385	240
		4,254
Automobiles — 0.0% ^
Hyundai Capital America
1.30%, 1/8/2026 (d)	90	90
2.38%, 10/15/2027 (d)	730	708
		798
Banks — 2.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	300	310
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	425
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	995	1,027
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	197
6.61%, 11/7/2028	600	640
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
4.55%, 11/6/2030	400	400
5.44%, 7/15/2031	200	210
5.13%, 11/6/2035	400	400
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	123
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,312
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	490	511
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	200
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	460	478
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	257
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (d)	345	339
5.79%, 7/13/2028 (d)	225	234
5.54%, 1/22/2030 (d)	205	213
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	239
(SOFR + 1.56%), 4.94%, 9/10/2030 (e)	275	280
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	1,225	1,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	182
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	215	225
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	327
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	778
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	352
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	1,005	1,034
(SOFR + 1.68%), 5.09%, 5/9/2031 (d) (e)	910	929
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	410	430
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	250	250
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	320	339
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	1,130	1,160
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	670	699
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	355	379
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	920	965
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (d) (e)	200	208
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	430	480
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	995	1,022
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (e)	640	649
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	497
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	1,033
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	965
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	689
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	475	476
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	100
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	519
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	360	363
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	610	624
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	307	313
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	361	371
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (e)	650	649
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	405	421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	224	226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	345	352
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	311
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	425	433
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	467
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,602
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	761
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	480	495
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	205	210
(SOFR + 1.19%), 4.62%, 11/6/2031 (e)	355	356
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	435	436
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	220	226
Huntington National Bank (The) 5.65%, 1/10/2030	334	350
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	260	265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	1,490	1,486
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	1,350	1,386
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	205	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	215	226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (e)	685	678
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	535	549
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	325
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	206
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	485	493
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	210	208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	600	620
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	300	316
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	39

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	520	527
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	715	734
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	204
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	1,146	1,170
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (e)	220	226
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	560	581
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (d)	700	710
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	280	285
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	261
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	545	561
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	450	456
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	297
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	215	213
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	366
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	350	354
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	355	370
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (d)	405	419
4.50%, 9/3/2030 (d)	360	361
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	338	342
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	255	252
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	1,126	1,161
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	590	534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	470	512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	226
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	1,000	1,002
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	405	427
5.24%, 4/15/2030	400	415
5.42%, 7/9/2031	650	680
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	1,000	1,018
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	320	334
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	175	176
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	175	189
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	1,080	1,109
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	138
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	204
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	530	524
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	265	263
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	410	423
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,506
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	665	679
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	473
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	94	97
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	150	154
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	93	94
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	113	118
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	734
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	1,200	1,252
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	835	853
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	481	504
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	271
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (d)	420	428
5.20%, 2/28/2029 (d)	600	618
		66,967
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	451
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	319
		770
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	263
5.05%, 3/15/2034	710	730
4.05%, 11/21/2039	600	536
4.25%, 11/21/2049	210	173
Amgen, Inc.
3.15%, 2/21/2040	729	575
5.60%, 3/2/2043	100	100
5.65%, 3/2/2053	809	792
Biogen, Inc. 5.75%, 5/15/2035	290	305
Gilead Sciences, Inc. 2.60%, 10/1/2040	557	412
		3,886
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	433
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	128	114
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	125
		239
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	224
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	174
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	943
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	153
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	292	306
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	1,240	1,270
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	365	369
(SOFR + 1.10%), 4.47%, 12/10/2031 (e)	400	399
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	600	551
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,481
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	286
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	385	402
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	460	471
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	220	227
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	980	1,007
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	1,155	1,147
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	181
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	375	383
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	370	385
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	155	159
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	665	663
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,341
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	165
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	210	216
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (e)	325	322
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	200
Nasdaq, Inc. 5.55%, 2/15/2034	83	87
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (e)	235	234
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (d) (e)	350	348
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (e)	820	821
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	218
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (e)	720	714
		15,847
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,058	1,060
5.42%, 11/15/2048	85	81
EIDP, Inc. 5.13%, 5/15/2032	560	575
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	640	577
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	99
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	745	763
		3,155
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	600	633
5.04%, 3/25/2030 (d)	205	209
		842
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	41

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	395	396
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,265	1,248
6.10%, 1/15/2027	310	316
5.10%, 1/19/2029	165	169
5.00%, 11/15/2035	265	262
Aircastle Ltd. 5.25%, 3/15/2030 (d)	265	271
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (e)	450	477
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	405
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	205	209
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	320	332
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	285	281
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (d)	110	109
4.25%, 4/15/2026 (d)	20	20
4.38%, 5/1/2026 (d)	207	207
2.53%, 11/18/2027 (d)	331	321
4.95%, 1/15/2028 (d)	413	419
5.15%, 1/15/2030 (d)	1,410	1,435
4.90%, 10/10/2030 (d)	165	166
4.70%, 1/30/2031 (d)	280	278
Capital One Financial Corp.
3.80%, 1/31/2028	200	199
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	208
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	206
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	275	274
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	195	198
5.15%, 3/17/2030 (d)	133	135
		8,145
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130	131
5.50%, 9/15/2054	100	95
		226
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	238	236
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	395	406
		642
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	620	622
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	352
WP Carey, Inc.
2.40%, 2/1/2031	163	147
2.45%, 2/1/2032	160	141
2.25%, 4/1/2033	90	76
		1,338
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	315
3.50%, 6/1/2041	584	459
3.55%, 9/15/2055	369	246
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	459
		1,479
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	284
5.65%, 6/1/2054	220	219
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	866
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	125
5.40%, 4/1/2053	140	136
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	324
Duke Energy Corp.
6.10%, 9/15/2053	270	280
5.70%, 9/15/2055	285	277
Duke Energy Florida LLC 5.95%, 11/15/2052	133	138
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	77
Duke Energy Progress LLC 2.90%, 8/15/2051	165	104
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,026	1,054
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	76
Edison International
5.75%, 6/15/2027	225	229
5.25%, 11/15/2028	700	709
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	350	372
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	190
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (d)	380	377
Entergy Arkansas LLC 2.65%, 6/15/2051	84	50
Entergy Louisiana LLC
4.00%, 3/15/2033	166	160
2.90%, 3/15/2051	70	44
5.70%, 3/15/2054	150	149
Evergy Metro, Inc. 4.95%, 4/15/2033	323	328
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	651	667
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	284
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	622
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	178
Florida Power & Light Co. 5.30%, 4/1/2053	160	153
Fortis, Inc. (Canada) 3.06%, 10/4/2026	194	192
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	100
Interstate Power and Light Co.
4.95%, 9/30/2034	145	144
5.45%, 9/30/2054	165	156
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	128
5.40%, 6/1/2033 (d)	560	577
Jersey Central Power & Light Co. 5.10%, 1/15/2035	115	116
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	81
MidAmerican Energy Co. 5.85%, 9/15/2054	120	123
New England Power Co. 2.81%, 10/6/2050 (d)	280	171
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	440	425
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	130	132
Northern States Power Co. 5.10%, 5/15/2053	220	204
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	365	353
5.41%, 10/15/2035 (d)	575	574
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	123
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	285
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Pacific Gas and Electric Co.
2.95%, 3/1/2026	788	786
6.15%, 1/15/2033	300	318
6.40%, 6/15/2033	254	274
5.80%, 5/15/2034	567	589
6.00%, 8/15/2035	1,130	1,186
3.75%, 8/15/2042 (f)	79	60
4.30%, 3/15/2045	80	64
6.75%, 1/15/2053	115	122
5.90%, 10/1/2054	60	58
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,791
Series A-3, 5.54%, 7/15/2047	200	201
Series A-3, 5.53%, 6/1/2049	405	404
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	126
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	140
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	409
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	190
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	163
Public Service Co. of Oklahoma
5.20%, 1/15/2035	80	81
Series K, 3.15%, 8/15/2051	90	59
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	298
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	180	179
5.34%, 3/15/2045	305	305
Series A-2, 5.11%, 12/15/2047	85	80
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	166	170
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	201
5.85%, 11/1/2027	286	294
5.45%, 6/1/2031	450	465
Series C, 4.13%, 3/1/2048	131	99
5.70%, 3/1/2053	85	79
5.88%, 12/1/2053	153	147
5.75%, 4/15/2054	530	497
5.90%, 3/1/2055	185	179
Southern Co. (The) 5.20%, 6/15/2033	386	397
Tucson Electric Power Co. 5.50%, 4/15/2053	305	293
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	43

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Union Electric Co.
5.20%, 4/1/2034	400	412
3.90%, 4/1/2052	191	146
5.45%, 3/15/2053	185	178
Vistra Operations Co. LLC
4.60%, 10/15/2030 (d)	470	470
6.00%, 4/15/2034 (d)	208	219
5.70%, 12/30/2034 (d)	115	119
5.25%, 10/15/2035 (d)	516	514
		26,195
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	450	430
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	356
5.40%, 6/12/2029	670	693
4.00%, 4/14/2032	1,200	1,163
		2,212
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	113
Fiserv, Inc. 5.15%, 8/12/2034	790	784
Global Payments, Inc.
3.20%, 8/15/2029	367	350
5.30%, 8/15/2029	70	72
5.55%, 11/15/2035	905	900
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	280
5.13%, 7/29/2029 (d)	679	697
(SOFR + 1.65%), 5.54%, 7/14/2036 (d) (e)	200	207
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (d)	540	554
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	692	692
		4,649
Food Products — 0.1%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	343	337
5.15%, 8/4/2035	270	274
JBS USA Holding Lux SARL
3.75%, 12/1/2031	320	304
6.75%, 3/15/2034	260	287
5.50%, 1/15/2036 (d)	595	605
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
6.50%, 12/1/2052	75	77
6.38%, 4/15/2066 (d)	675	672
JBS USA LUX SARL 5.95%, 4/20/2035 (d)	125	131
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	219
4.38%, 6/1/2046	132	109
Mars, Inc.
5.00%, 3/1/2032 (d)	250	258
5.65%, 5/1/2045 (d)	540	544
Tyson Foods, Inc. 5.70%, 3/15/2034	230	243
		4,060
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	143
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	180
Southern California Gas Co. 6.35%, 11/15/2052	150	162
		485
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	157
CSX Corp. 3.80%, 11/1/2046	219	172
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	220	226
Norfolk Southern Corp. 3.05%, 5/15/2050	215	141
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	700	693
Uber Technologies, Inc. 4.80%, 9/15/2034	170	170
Union Pacific Corp.
3.55%, 8/15/2039	297	254
3.50%, 2/14/2053	190	134
		1,947
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	65
DH Europe Finance II SARL 3.25%, 11/15/2039	119	97
Solventum Corp. 5.60%, 3/23/2034	394	410
		572
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	131
Banner Health 1.90%, 1/1/2031	288	258
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	75
Cencora, Inc.
5.13%, 2/15/2034	850	872
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.25%, 3/1/2045	650	550
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	134
Cigna Group (The)
5.13%, 5/15/2031	670	692
5.25%, 1/15/2036	740	753
CommonSpirit Health
2.78%, 10/1/2030	170	158
3.91%, 10/1/2050	75	56
CVS Health Corp. 5.25%, 2/21/2033	250	257
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	254
HCA, Inc.
3.63%, 3/15/2032	125	118
5.60%, 4/1/2034	250	261
5.45%, 9/15/2034	345	355
5.75%, 3/1/2035	300	315
4.90%, 11/15/2035	310	306
5.50%, 6/15/2047	140	132
3.50%, 7/15/2051	128	87
5.95%, 9/15/2054	145	143
6.10%, 4/1/2064	470	466
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	110
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	31
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	103
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	136
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	106
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	213
		7,072
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	130	117
Healthpeak OP LLC 2.13%, 12/1/2028	323	305
		422
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	505
Starbucks Corp.
4.80%, 2/15/2033	330	334
3.35%, 3/12/2050	214	146
		985
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	375	385
Constellation Energy Generation LLC
5.80%, 3/1/2033	49	52
5.75%, 10/1/2041	205	209
Southern Power Co. 5.15%, 9/15/2041	230	221
		867
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	283
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	155	156
Prologis LP 5.25%, 3/15/2054	374	355
		511
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	450	468
5.75%, 3/1/2054	110	109
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	492
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	138
Brown & Brown, Inc.
2.38%, 3/15/2031	422	378
6.25%, 6/23/2055	440	457
CNO Global Funding 5.88%, 6/4/2027 (d)	800	818
Corebridge Global Funding 4.90%, 8/21/2032 (d)	145	146
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	204
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	150	156
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	500	498
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	414
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	466
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	399
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (d)	680	706
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	160	160
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	400
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	45

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	90
3.30%, 5/15/2050 (d)	429	294
		6,793
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.88%, 11/15/2035	650	649
5.50%, 11/15/2045	650	631
5.60%, 5/15/2053	260	249
5.40%, 8/15/2054	235	218
5.63%, 11/15/2055	380	365
		2,112
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	190	187
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	201
		388
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	231
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	272
5.85%, 12/1/2035	355	354
3.50%, 3/1/2042	160	111
3.70%, 4/1/2051	467	294
Comcast Corp.
4.65%, 2/15/2033	390	391
5.17%, 1/15/2037 (d)	435	429
3.25%, 11/1/2039	380	297
2.80%, 1/15/2051	380	220
5.35%, 5/15/2053	730	656
		3,024
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	645	677
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	216
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	346	317
5.63%, 4/4/2034 (d)	260	272
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	264
		1,746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	126
Consumers Energy Co. 4.63%, 5/15/2033	285	286
DTE Energy Co. 5.10%, 3/1/2029	700	717
Engie SA (France) 5.63%, 4/10/2034 (d)	790	830
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	227
Puget Energy, Inc.
2.38%, 6/15/2028	258	247
5.73%, 3/15/2035	170	174
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	222
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	205	207
Series 21A, 3.15%, 9/30/2051	160	104
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	226
		3,366
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	247
Oil, Gas & Consumable Fuels — 0.4%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	170	166
5.80%, 10/1/2054 (d)	150	136
BP Capital Markets America, Inc.
2.77%, 11/10/2050	208	128
3.00%, 3/17/2052	75	48
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d)	190	194
Cheniere Energy, Inc. 5.65%, 4/15/2034	180	187
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	118	120
5.68%, 1/15/2034 (d)	157	162
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	680	694
5.96%, 2/15/2055 (d)	470	463
ConocoPhillips Co. 5.50%, 1/15/2055	350	335
Coterra Energy, Inc.
3.90%, 5/15/2027	140	139
5.40%, 2/15/2035	305	310
Devon Energy Corp. 5.75%, 9/15/2054	125	115
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	165	171
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	211
5.63%, 4/5/2034	375	392
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
5.25%, 7/1/2029	350	360
5.00%, 5/15/2044 (f)	525	455
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	198
Enterprise Products Operating LLC
4.95%, 2/15/2035	550	556
4.45%, 2/15/2043	317	279
Exxon Mobil Corp. 3.00%, 8/16/2039	643	515
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	173	147
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (d)	306	302
Kinder Morgan, Inc. 7.80%, 8/1/2031	550	637
MPLX LP
5.50%, 6/1/2034	315	321
5.40%, 4/1/2035	70	70
4.50%, 4/15/2038	226	206
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	195	179
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	48
ONEOK, Inc. 4.75%, 10/15/2031	560	563
Ovintiv, Inc. 6.25%, 7/15/2033	450	477
Pioneer Natural Resources Co. 2.15%, 1/15/2031	245	222
Plains All American Pipeline LP 5.95%, 6/15/2035	335	349
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	215	145
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	95	96
5.03%, 10/1/2029	105	107
Targa Resources Corp. 4.90%, 9/15/2030	573	584
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	325
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	417
Western Midstream Operating LP 5.25%, 2/1/2050 (f)	100	86
Williams Cos., Inc. (The)
5.65%, 3/15/2033	150	158
5.60%, 3/15/2035	230	239
6.00%, 3/15/2055	60	61
		12,073
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	157	150
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	275
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	57
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	241
4.25%, 10/26/2049	245	200
3.70%, 3/15/2052	205	151
5.55%, 2/22/2054	32	31
Eli Lilly & Co. 5.00%, 2/9/2054	600	560
Merck & Co., Inc.
2.35%, 6/24/2040	312	225
4.00%, 3/7/2049	60	48
2.90%, 12/10/2061	65	38
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	379
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	233	178
3.18%, 7/9/2050	200	133
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	137	137
Zoetis, Inc. 5.60%, 11/16/2032	287	305
		2,683
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	190
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	114
UDR, Inc. 2.10%, 8/1/2032	416	355
		469
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	163
2.50%, 8/16/2031	100	90
NNN REIT, Inc.
5.60%, 10/15/2033	100	104
5.50%, 6/15/2034	170	176
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	565	565
		1,098
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	165
Broadcom, Inc.
1.95%, 2/15/2028	470	451
5.05%, 7/12/2029	650	669
5.15%, 11/15/2031	560	581
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	47

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.55%, 2/15/2032	323	324
4.80%, 2/15/2036	186	184
3.19%, 11/15/2036 (d)	279	237
Intel Corp.
3.73%, 12/8/2047	175	124
3.25%, 11/15/2049	170	109
3.05%, 8/12/2051	170	105
KLA Corp. 3.30%, 3/1/2050	470	326
Marvell Technology, Inc. 5.45%, 7/15/2035	1,258	1,296
NXP BV (Netherlands)
5.00%, 1/15/2033	260	264
3.25%, 5/11/2041	340	258
		5,093
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	445	445
Oracle Corp.
4.80%, 9/26/2032	390	377
4.90%, 2/6/2033	230	221
3.80%, 11/15/2037	680	549
3.65%, 3/25/2041	1,000	730
5.88%, 9/26/2045	5	5
Roper Technologies, Inc. 1.75%, 2/15/2031	218	191
Synopsys, Inc.
5.00%, 4/1/2032	250	255
5.70%, 4/1/2055	325	322
VMware LLC
1.40%, 8/15/2026	394	388
4.70%, 5/15/2030	364	370
		3,853
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	440	453
1.88%, 10/15/2030	1,039	928
Crown Castle, Inc. 5.80%, 3/1/2034	130	136
CubeSmart LP 2.00%, 2/15/2031	505	447
		1,964
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	131
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	310
2.70%, 8/5/2051	415	259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
Dell International LLC
6.20%, 7/15/2030	850	908
5.30%, 4/1/2032	740	761
		2,238
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	301
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	255	235
		536
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	260	264
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	582
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	207
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	648
3.40%, 10/15/2052	540	363
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	340
		1,558
Total Corporate Bonds (Cost $216,154)		211,259
Mortgage-Backed Securities — 5.4%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,361
Pool # WA1626, 3.45%, 8/1/2032	1,132	1,076
Pool # WN3225, 3.80%, 10/1/2034	740	704
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	447	427
Pool # QA3570, 2.50%, 10/1/2049	168	144
Pool # QA5290, 2.50%, 12/1/2049	1,498	1,281
Pool # QA6772, 3.50%, 1/1/2050	226	213
Pool # QA9530, 2.50%, 5/1/2050	493	424
Pool # QB4026, 2.50%, 10/1/2050	1,273	1,102
Pool # QB4045, 2.50%, 10/1/2050	827	714
Pool # QB4484, 2.50%, 10/1/2050	579	501
Pool # QB4542, 2.50%, 10/1/2050	454	393
Pool # QB5092, 2.50%, 11/1/2050	356	308
Pool # QB8503, 2.50%, 2/1/2051	656	559
Pool # SD4767, 2.50%, 2/1/2051	1,226	1,056
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QC9443, 2.50%, 10/1/2051	616	530
Pool # RA6132, 2.50%, 10/1/2051	1,652	1,407
Pool # SD2841, 2.50%, 10/1/2051	1,395	1,191
Pool # SD0781, 3.00%, 11/1/2051	1,816	1,621
Pool # QD5778, 3.00%, 1/1/2052	657	584
Pool # SD5768, 3.00%, 1/1/2052	2,192	1,958
Pool # QD4686, 4.00%, 1/1/2052	232	221
Pool # QD7596, 2.50%, 2/1/2052	2,161	1,857
Pool # RA6815, 2.50%, 2/1/2052	1,829	1,574
Pool # RA6959, 2.50%, 3/1/2052	778	670
Pool # SD3952, 2.50%, 3/1/2052	1,433	1,233
Pool # QE1637, 4.00%, 5/1/2052	236	227
Pool # QE1832, 4.50%, 5/1/2052	329	327
Pool # SD4119, 3.00%, 8/1/2052	1,207	1,083
Pool # SD3684, 4.50%, 11/1/2052	1,929	1,898
Pool # QH9845, 6.00%, 2/1/2054	1,946	2,025
Pool # SD7018, 4.50%, 3/1/2054	1,834	1,809
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,198	1,092
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	662	683
Pool # BK2113, 2.50%, 3/1/2050	464	396
Pool # CA5658, 2.50%, 5/1/2050	145	124
Pool # FM3118, 3.00%, 5/1/2050	348	315
Pool # BP8608, 2.50%, 6/1/2050	313	268
Pool # BP9250, 2.50%, 7/1/2050	1,195	1,029
Pool # FM3778, 2.50%, 8/1/2050	242	208
Pool # FP0059, 2.50%, 8/1/2050	1,036	880
Pool # BP6749, 2.50%, 9/1/2050	1,440	1,230
Pool # BQ2894, 3.00%, 9/1/2050	643	578
Pool # BQ3996, 2.50%, 10/1/2050	514	443
Pool # BQ5243, 3.50%, 10/1/2050	220	206
Pool # CA7398, 3.50%, 10/1/2050	757	707
Pool # BP7667, 2.50%, 12/1/2050	751	646
Pool # BR4318, 3.00%, 1/1/2051	85	77
Pool # CA8637, 4.00%, 1/1/2051	1,269	1,224
Pool # FM7082, 2.00%, 4/1/2051	730	599
Pool # FM6856, 2.50%, 4/1/2051	327	279
Pool # CB0189, 3.00%, 4/1/2051	306	274
Pool # CB0458, 2.50%, 5/1/2051	475	406
Pool # FS7655, 2.50%, 5/1/2051	1,216	1,037
Pool # BT0122, 2.50%, 6/1/2051	223	190
Pool # FM7916, 2.50%, 6/1/2051	392	338
Pool # CB1301, 2.50%, 8/1/2051	737	635
Pool # FM8247, 2.50%, 8/1/2051	411	354
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CB1566, 2.50%, 9/1/2051	1,455	1,234
Pool # FM8659, 2.50%, 9/1/2051	792	677
Pool # CB1873, 3.00%, 10/1/2051	1,651	1,473
Pool # FS4624, 2.50%, 11/1/2051	355	302
Pool # CB2313, 2.50%, 12/1/2051	462	398
Pool # FS2559, 3.00%, 12/1/2051	1,326	1,183
Pool # CB2637, 2.50%, 1/1/2052	718	618
Pool # FS9143, 2.50%, 1/1/2052	2,494	2,120
Pool # FS0331, 3.00%, 1/1/2052	2,094	1,870
Pool # BV4831, 3.00%, 2/1/2052	400	354
Pool # FS7749, 3.00%, 2/1/2052	1,302	1,163
Pool # BV0295, 3.50%, 2/1/2052	841	788
Pool # BV3950, 4.00%, 2/1/2052	415	396
Pool # FS4476, 3.00%, 5/1/2052	2,774	2,459
Pool # CB3608, 3.50%, 5/1/2052	2,269	2,104
Pool # BV6743, 4.50%, 5/1/2052	309	306
Pool # BV9515, 6.00%, 6/1/2052	405	421
Pool # BY4714, 5.00%, 6/1/2053	977	977
Pool # BY4761, 5.00%, 6/1/2053	386	387
Pool # BY9327, 6.00%, 11/1/2053	1,161	1,194
Pool # DA7753, 5.50%, 1/1/2054	182	187
Pool # DA0425, 6.00%, 2/1/2054	429	445
Pool # DA7754, 6.00%, 2/1/2054	1,833	1,905
Pool # DA9487, 6.00%, 2/1/2054	1,036	1,075
Pool # CB8334, 5.50%, 4/1/2054	1,639	1,667
Pool # DB6037, 5.50%, 5/1/2054	647	660
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	617	626
Pool # AM3010, 5.07%, 3/1/2028	482	494
Pool # BL8639, 1.09%, 4/1/2028	659	619
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,508
Pool # AM5319, 4.34%, 1/1/2029	434	439
Pool # BS8149, 4.97%, 9/1/2029	900	928
Pool # BS7604, 5.16%, 10/1/2029	588	609
Pool # BS0448, 1.27%, 12/1/2029	933	837
Pool # AN7593, 2.99%, 12/1/2029	274	263
Pool # AN8285, 3.11%, 3/1/2030	280	271
Pool # BS0154, 1.28%, 4/1/2030	270	241
Pool # AM8544, 3.08%, 4/1/2030	123	119
Pool # BS7168, 4.57%, 6/1/2030	848	863
Pool # BZ0896, 5.43%, 7/1/2030	1,244	1,303
Pool # BL9251, 1.45%, 10/1/2030	735	651
Pool # BL9891, 1.37%, 12/1/2030	507	447
Pool # BL9494, 1.46%, 12/1/2030	280	246
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,487
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	49

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,223
Pool # BS6203, 4.26%, 4/1/2031	562	559
Pool # BS8442, 4.74%, 4/1/2031	1,098	1,121
Pool # BS7813, 4.83%, 6/1/2031	770	790
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,637
Pool # BS7437, 5.04%, 8/1/2031	868	899
Pool # BS5580, 3.68%, 1/1/2032	1,050	1,014
Pool # BS4654, 2.39%, 3/1/2032	834	750
Pool # BL5680, 2.44%, 3/1/2032	1,357	1,221
Pool # BZ2434, 4.95%, 3/1/2032	2,479	2,551
Pool # BS7642, 5.15%, 5/1/2032	398	413
Pool # AN5952, 3.01%, 7/1/2032	353	331
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,391
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,566
Pool # BS6345, 3.91%, 8/1/2032	500	486
Pool # BZ0884, 5.37%, 9/1/2032	1,291	1,354
Pool # BM3226, 3.45%, 10/1/2032 (g)	1,250	1,202
Pool # BS6822, 3.81%, 10/1/2032	960	930
Pool # BS8528, 4.31%, 10/1/2032	1,885	1,873
Pool # BS6954, 4.93%, 10/1/2032	766	789
Pool # BM6491, 1.46%, 11/1/2032 (g)	3,839	3,220
Pool # BM6492, 1.51%, 11/1/2032 (g)	2,315	1,948
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,084
Pool # BS7090, 4.45%, 12/1/2032	1,025	1,029
Pool # AN7923, 3.33%, 1/1/2033	565	532
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,298
Pool # BS7398, 4.74%, 2/1/2033	835	847
Pool # BS5357, 3.41%, 3/1/2033	770	720
Pool # AN9067, 3.51%, 5/1/2033	310	294
Pool # BS8416, 4.56%, 5/1/2033	605	612
Pool # BS5511, 3.45%, 8/1/2033	1,003	939
Pool # BS5127, 3.15%, 9/1/2033	580	530
Pool # BL1012, 4.03%, 12/1/2033	300	293
Pool # BL0900, 4.08%, 2/1/2034	245	240
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,692
Pool # BZ2030, 4.39%, 10/1/2034	2,130	2,098
Pool # BL7124, 1.93%, 6/1/2035	653	542
Pool # BZ0217, 5.22%, 8/1/2035	1,131	1,178
Pool # AN0375, 3.76%, 12/1/2035	621	592
Pool # AN4430, 3.61%, 1/1/2037	515	497
Pool # BF0045, 4.50%, 3/1/2052	187	183
Pool # BF0109, 4.00%, 2/1/2056	322	306
Pool # BF0091, 3.50%, 5/1/2056	816	751
Pool # BF0108, 4.50%, 6/1/2056	374	363
Pool # BF0219, 3.50%, 9/1/2057	1,422	1,304
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0230, 5.50%, 1/1/2058	1,131	1,183
Pool # BF0497, 3.00%, 7/1/2060	539	469
Pool # BF0537, 3.00%, 3/1/2061	1,241	1,085
Pool # BF0561, 3.00%, 9/1/2061	1,647	1,422
Pool # BF0578, 2.50%, 12/1/2061	3,331	2,743
Pool # BF0580, 3.50%, 12/1/2061	404	370
Pool # BF0732, 2.50%, 6/1/2063	1,635	1,358
Pool # BF0733, 3.00%, 6/1/2063	1,504	1,299
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	811	738
Pool # BR3929, 3.50%, 10/20/2050	362	330
Pool # BW1726, 3.50%, 10/20/2050	470	428
Pool # BS8546, 2.50%, 12/20/2050	1,206	1,031
Pool # BR3928, 3.00%, 12/20/2050	601	549
Pool # BU7538, 3.00%, 12/20/2050	339	310
Pool # 785294, 3.50%, 1/20/2051	1,143	1,027
Pool # CA8452, 3.00%, 2/20/2051	1,683	1,525
Pool # CA9005, 3.00%, 2/20/2051	320	296
Pool # CB1543, 3.00%, 2/20/2051	1,247	1,121
Pool # CA3588, 3.50%, 2/20/2051	1,361	1,239
Pool # CB1536, 3.50%, 2/20/2051	1,352	1,241
Pool # CB1542, 3.00%, 3/20/2051	836	751
Pool # CB4433, 3.00%, 3/20/2051	1,270	1,124
Pool # CC0070, 3.00%, 3/20/2051	218	201
Pool # CC8726, 3.00%, 3/20/2051	266	239
Pool # CC8738, 3.00%, 3/20/2051	323	291
Pool # CC8723, 3.50%, 3/20/2051	1,781	1,622
Pool # CC0088, 4.00%, 3/20/2051	76	72
Pool # CC0092, 4.00%, 3/20/2051	179	171
Pool # CC8727, 3.00%, 4/20/2051	428	385
Pool # CC8739, 3.00%, 4/20/2051	1,188	1,070
Pool # CC8740, 3.00%, 4/20/2051	969	871
Pool # CC8751, 3.00%, 4/20/2051	201	181
Pool # CA3563, 3.50%, 7/20/2051	841	775
Pool # CE2586, 3.50%, 7/20/2051	1,221	1,111
Pool # CK1527, 3.50%, 12/20/2051	950	870
Pool # CJ8184, 3.50%, 1/20/2052	1,006	916
Pool # CK2660, 3.00%, 2/20/2052	539	485
Pool # CK2716, 3.50%, 2/20/2052	762	684
Pool # CK8295, 5.00%, 3/20/2052	504	502
Pool # CN3557, 4.50%, 5/20/2052	491	485
Pool # MA8148, 3.00%, 7/20/2052	95	85
Pool # MA8200, 4.00%, 8/20/2052	212	201
Pool # CN3127, 5.00%, 8/20/2052	476	476
Pool # MA8874, 3.00%, 5/20/2053	1,087	989
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CU6748, 6.00%, 9/20/2053	946	975
Pool # MA9419, 3.50%, 1/20/2054	208	194
Pool # MA9484, 3.50%, 2/20/2054	263	241
Pool # DA2721, 5.50%, 3/20/2054	329	335
Pool # DD7557, 6.50%, 9/20/2054	726	767
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	600	540
Pool # CU1093, 5.50%, 6/20/2063	300	303
Pool # CV1712, 5.50%, 6/20/2063	312	315
Pool # CU1092, 6.00%, 6/20/2063	405	412
Pool # CT6283, 6.00%, 7/20/2063	765	778
Pool # CW0095, 6.00%, 7/20/2063	536	546
Pool # 785183, 2.94%, 10/20/2070 (g)	641	585
Total Mortgage-Backed Securities (Cost $173,902)		168,514
Asset-Backed Securities — 3.1%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	134	126
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	800
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	499	488
Series 2016-3, Class AA, 3.00%, 10/15/2028	346	335
Series 2017-2, Class A, 3.60%, 10/15/2029	1,188	1,132
Series 2021-1, Class B, 3.95%, 7/11/2030	659	636
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	325	328
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	775
AMSR Trust
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	330	324
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (f)	895	870
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	655	630
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	1,554	1,501
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	1,101	1,118
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	436	441
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	199	193
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	814
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	598
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,200	1,169
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,380	1,336
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,566
Series 2024-1, Class D, 6.03%, 11/15/2029	580	592
Series 2024-2, Class C, 6.07%, 2/15/2030	825	840
Series 2024-3, Class D, 5.83%, 5/15/2030	625	638
Series 2025-1, Class D, 5.64%, 11/15/2030	1,635	1,663
Series 2025-4, Class C, 4.80%, 8/15/2031	1,811	1,821
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	318	316
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,430	1,441
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	108	105
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	662	604
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (g)	680	700
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	620	625
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	1,517	1,524
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	735	746
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	612
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,720	1,781
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,300	1,304
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	2,165	2,184
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	647	652
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	90	84
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	480	478
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	433	417
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	365	370
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	51

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2, Class D, 4.90%, 12/15/2032	1,780	1,780
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	469
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	131	126
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	59	57
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	382
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	476
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	594
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,200	2,206
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,964	1,994
Exeter Select Automobile Receivables Trust Series 2025-1, Class C, 5.40%, 8/15/2031	1,621	1,648
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	392	394
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	125	126
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,122
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	392
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (g)	720	697
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	505	527
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	448	448
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	220	221
GLS Auto Receivables Issuer Trust Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	1,540	1,546
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	210
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (g)	1,866	1,882
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	182	186
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	152	153
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	453	463
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	543	555
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,084	1,059
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	615	579
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	110	112
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	530	516
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	555
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	568
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,065	1,048
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	497	508
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,282	1,298
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	326	311
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	43	41
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	471	479
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	1,257	1,269
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	225	229
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	271	278
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	1,835	1,832
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	1,060	1,058
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	564
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,470	1,503
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	475	476
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	715	720
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	252
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	407	400
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	270	270
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	200	200
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	926
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (d)	801	763
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (g)	605	570
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (g)	1,360	1,268
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	927
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	272
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (g)	220	208
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (g)	355	333
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	780	744
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (d)	2,170	2,068
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	2,900	2,809
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	3,370	3,245
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	570	572
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	653	657
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	450	457
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	750	758
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,236
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	380	392
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	687
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,258
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	54	54
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	59	59
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	184	186
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	304	305
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	915	924
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	495	412
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	852	855
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	424
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	195	190
Series 2018-1, Class A, 3.70%, 3/1/2030	403	385
Series 2024-1, Class AA, 5.45%, 2/15/2037	653	671
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	1,000	1,008
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (f)	53	53
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	50	50
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	790	803
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	381	388
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	408
Total Asset-Backed Securities (Cost $95,602)		96,781
Collateralized Mortgage Obligations — 1.7%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (f)	465	467
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (d) (g)	920	893
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.57%, 7/25/2043 (d) (g)	695	714
FARM Mortgage Trust Series 2024-2, Class A, 5.18%, 8/1/2054 (d) (g)	536	529
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	733	686
Series 2017-4, Class M45T, 4.50%, 6/25/2057	489	483
Series 2019-1, Class MT, 3.50%, 7/25/2058	286	257
Series 2019-1, Class M55D, 4.00%, 7/25/2058	746	715
Series 2019-2, Class M55D, 4.00%, 8/25/2058	711	678
Series 2019-3, Class M55D, 4.00%, 10/25/2058	732	693
Series 2019-4, Class M55D, 4.00%, 2/25/2059	298	281
Series 2020-1, Class M55G, 3.00%, 8/25/2059	670	609
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	860	777
Series 2020-3, Class TTW, 3.00%, 5/25/2060	663	629
Series 2022-1, Class MTU, 3.25%, 11/25/2061	284	247
Series 2024-2, Class MT, 3.50%, 5/25/2064	1,076	945
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	864	798
Series 4065, Class QB, 3.00%, 6/15/2042	675	642
Series 4941, Class KG, 2.00%, 12/15/2047	1,107	951
Series 5190, Class LM, 2.50%, 1/25/2048	1,283	1,181
Series 5147, Class PC, 1.50%, 10/25/2048	2,531	2,087
Series 5174, Class IG, IO, 3.00%, 1/25/2050	4,506	577
Series 4995, Class QE, 1.25%, 7/25/2050	2,839	2,224
Series 5054, Class PB, 1.00%, 11/25/2050	1,164	929
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,277	876
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	53

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,922	516
Series 5225, Class QL, 4.00%, 5/25/2052	810	691
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	273	288
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	115	116
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	233	229
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	621
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	713
Series 2020-54, Class MA, 1.50%, 8/25/2050	323	270
Series 2021-3, Class ME, 1.00%, 2/25/2051	236	183
Series 2022-4, Class TA, 1.00%, 4/25/2051	724	597
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,404	962
Series 2022-46, Class GZ, 4.50%, 7/25/2052	789	722
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,597	1,364
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,157	1,127
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,678	2,575
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	538	550
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	165	165
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	3,425	378
Series 2016-61, Class A, 2.00%, 9/20/2042	260	222
Series 2021-83, Class KB, 1.25%, 5/20/2051	349	274
Series 2022-93, Class JZ, 4.50%, 5/20/2052	505	350
Series 2022-105, Class SG, IF, IO, 2.13%, 6/20/2052 (g)	2,856	300
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,896
Series 2014-H06, Class HB, 4.76%, 3/20/2064 (g)	35	35
Series 2015-H11, Class FC, 4.66%, 5/20/2065 (g)	114	114
Series 2015-H18, Class FA, 4.56%, 6/20/2065 (g)	52	52
Series 2021-H14, Class YD, 7.18%, 6/20/2071 (g)	1,010	889
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (f)	1,200	1,204
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (f)	302	303
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (f)	880	882
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (f)	1,080	1,091
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	1,950	1,959
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (f)	2,275	2,292
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (f)	505	506
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	418
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (g)	400	399
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (f)	515	518
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	2,543	2,365
Series 2025-2, Class A1, 3.00%, 10/25/2035	2,273	2,135
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (f)	570	573
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (g)	1,654	1,503
Total Collateralized Mortgage Obligations (Cost $52,434)		52,215
Commercial Mortgage-Backed Securities — 0.5%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	658
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (d) (g)	870	857
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	546	538
Series K754, Class AM, 4.94%, 11/25/2030 (g)	610	630
Series K-1510, Class A2, 3.72%, 1/25/2031	265	260
Series K-150, Class A2, 3.71%, 9/25/2032 (g)	800	773
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	481	465
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (g)	1,931	65
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (g)	554	483
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (g)	725	628
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (g)	1,590	1,402
Series 2022-M2S, Class A1, 3.76%, 5/25/2032 (g)	1	2
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (g)	830	835
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,775
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (g)	992	61
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (g)	570	544
Series 2016-K56, Class B, 3.93%, 6/25/2049 (d) (g)	415	413
Series 2016-K58, Class B, 3.74%, 9/25/2049 (d) (g)	415	412
Series 2017-K67, Class C, 3.95%, 9/25/2049 (d) (g)	1,015	1,002
Series 2019-K97, Class B, 3.77%, 9/25/2051 (d) (g)	900	879
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.87%, 11/25/2053 (d) (g)	766	789
Series 2024-01, Class M7, 6.62%, 7/25/2054 (d) (g)	403	408
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	400	411
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	827
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (d) (g)	505	519
Total Commercial Mortgage-Backed Securities (Cost $16,654)		16,636
Foreign Government Securities — 0.2%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	1,445	1,470
Republic of Peru 2.78%, 12/1/2060	147	80
United Mexican States
6.00%, 5/13/2030	251	263
5.85%, 7/2/2032	654	673
5.38%, 3/22/2033	1,525	1,511
3.50%, 2/12/2034	730	631
6.88%, 5/13/2037	369	394
6.34%, 5/4/2053	200	190
Total Foreign Government Securities (Cost $5,316)		5,212
Municipal Bonds — 0.0% (h) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	209
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (i) (Cost $59,336)	59,336	59,336
Total Investments — 100.1% (Cost $2,364,063)		3,126,541
Liabilities in Excess of Other Assets — (0.1)%		(1,957)
NET ASSETS — 100.0%		3,124,584

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
December 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	55

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of December 31, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2025.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2025.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	186	03/20/2026	USD	23,235	(696)
S&P MidCap 400 E-Mini Index	93	03/20/2026	USD	30,926	(477)
U.S. Treasury 10 Year Note	191	03/20/2026	USD	21,446	(60)
U.S. Treasury 10 Year Ultra Note	114	03/20/2026	USD	13,083	(76)
U.S. Treasury Ultra Bond	4	03/20/2026	USD	470	(10)
U.S. Treasury 2 Year Note	188	03/31/2026	USD	39,249	(19)
U.S. Treasury 5 Year Note	89	03/31/2026	USD	9,720	(38)
					(1,376)
Short Contracts
U.S. Treasury Long Bond	(71)	03/20/2026	USD	(8,178)	92
					(1,284)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 64.5%
Fixed Income — 25.3%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	98,945	724,277
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,083	33,905
JPMorgan High Yield Fund Class R6 Shares (a)	21,934	144,545
Total Fixed Income		902,727
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,415	113,714
U.S. Equity — 36.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,516	1,283,591
Total Investment Companies (Cost $1,607,193)		2,300,032
Exchange-Traded Funds — 27.2%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	523	48,461
International Equity — 20.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	1,777	113,047
JPMorgan BetaBuilders International Equity ETF (a)	8,433	609,858
Total International Equity		722,905
U.S. Equity — 5.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a) (b)	1,246	132,852
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	871	64,727
Total U.S. Equity		197,579
Total Exchange-Traded Funds (Cost $673,593)		968,945
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.2%
U.S. Treasury Bonds
4.63%, 2/15/2040	760	768
3.13%, 2/15/2043	4,950	4,003
3.88%, 2/15/2043	605	544
3.63%, 8/15/2043	147	127
3.00%, 8/15/2048	6,630	4,909
1.38%, 8/15/2050	2,265	1,114
1.63%, 11/15/2050	2,599	1,364
4.13%, 8/15/2053	2,095	1,855
4.25%, 2/15/2054	720	651
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.50%, 11/15/2054	145	137
4.75%, 5/15/2055	120	118
U.S. Treasury Notes
4.25%, 11/30/2026	2,620	2,636
4.13%, 1/31/2027 (c)	4,563	4,591
3.50%, 1/31/2028	3,355	3,356
3.75%, 4/15/2028	2,050	2,061
1.38%, 10/31/2028	3,690	3,476
3.50%, 11/15/2028	3,569	3,565
4.25%, 1/31/2030	4,217	4,311
4.88%, 10/31/2030	7,144	7,505
3.63%, 12/31/2030	3,200	3,185
1.38%, 11/15/2031	3,600	3,136
3.88%, 8/31/2032	1,125	1,122
3.88%, 12/31/2032	1,978	1,969
3.50%, 2/15/2033	205	199
4.50%, 11/15/2033	4,780	4,935
4.00%, 2/15/2034	3,910	3,898
3.88%, 8/15/2034	5,155	5,076
4.25%, 11/15/2034	1,070	1,081
4.25%, 5/15/2035	1,040	1,049
4.00%, 11/15/2035	2,095	2,065
U.S. Treasury STRIPS Bonds
4.25%, 11/15/2033 (d)	380	274
2.29%, 2/15/2035 (d)	530	359
4.20%, 8/15/2035 (d)	755	498
4.24%, 2/15/2036 (d)	141	91
4.35%, 5/15/2036 (d)	330	209
4.31%, 8/15/2036 (d)	189	118
4.64%, 8/15/2040 (d)	2,450	1,213
5.23%, 11/15/2040 (d)	210	102
0.0%, 2/15/2042 (d)	194	88
0.0%, 11/15/2044 (d)	954	367
Total U.S. Treasury Obligations (Cost $78,851)		78,125
Corporate Bonds — 1.6%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	654
6.53%, 5/1/2034	50	55
3.75%, 2/1/2050	250	182
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	239
5.40%, 7/31/2033	61	64
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	57

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Leidos, Inc. 5.75%, 3/15/2033	50	53
Northrop Grumman Corp. 3.85%, 4/15/2045	90	72
RTX Corp.
3.75%, 11/1/2046	80	62
2.82%, 9/1/2051	70	44
		1,425
Automobiles — 0.0% ^
Hyundai Capital America 2.38%, 10/15/2027 (e)	198	192
Banks — 0.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (e) (f)	200	207
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (e) (f)	200	212
(SOFR + 1.65%), 5.32%, 5/15/2031 (e) (f)	200	206
Banco Santander SA (Spain)
5.59%, 8/8/2028	200	207
4.55%, 11/6/2030	200	200
5.13%, 11/6/2035	200	200
Bank of America Corp.
(SOFR + 1.33%), 2.97%, 2/4/2033 (f)	610	558
(SOFR + 1.84%), 5.87%, 9/15/2034 (f)	80	85
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	130	136
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (e) (f)	200	208
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (e)	200	208
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (f)	200	203
(SOFR + 1.23%), 5.37%, 2/25/2031 (f)	200	207
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	200	209
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216	227
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (e) (f)	275	282
(SOFR + 1.59%), 5.50%, 5/20/2030 (e) (f)	200	207
(SOFR + 1.28%), 5.28%, 11/19/2030 (e) (f)	280	288
(SOFR + 1.62%), 5.79%, 1/13/2033 (e) (f)	200	210
BPCE SA (France)
5.28%, 5/30/2029 (e)	250	258
(SOFR + 1.58%), 5.39%, 5/28/2031 (e) (f)	250	257
(SOFR + 1.85%), 5.94%, 5/30/2035 (e) (f)	250	261
(SOFR + 1.96%), 6.03%, 5/28/2036 (e) (f)	250	262
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (e) (f)	200	223
(SOFR + 1.79%), 5.58%, 7/3/2036 (e) (f)	200	205
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (f)	400	396
(SOFR + 1.36%), 5.17%, 2/13/2030 (f)	630	646
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	684	689
(SOFR + 1.35%), 3.06%, 1/25/2033 (f)	268	246
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (e) (f)	250	256
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (e) (f)	250	255
(SOFR + 1.36%), 4.82%, 9/25/2033 (e) (f)	250	250
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (e) (f)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (e) (f)	200	204
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (e) (f)	305	311
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (f)	316	332
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	650	627
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	245	253
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	200	201
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	80	82
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (e) (f)	400	399
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	330	339
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (f)	250	247
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (f)	200	203
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (f)	250	263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (f)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (f)	200	205
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	400	401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	275	281
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (e)	200	203
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.07%, 1/24/2034 (f)	266	272
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	130	134
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	170	172
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (f)	75	78
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	215	218
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (e)	200	201
Societe Generale SA (France)
5.25%, 2/19/2027 (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (e) (f)	400	436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (e) (f)	200	211
(SOFR + 1.73%), 5.44%, 10/3/2036 (e) (f)	300	301
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	49	53
(SOFR + 1.31%), 5.07%, 5/20/2031 (f)	150	154
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	185	188
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	62	65
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	150	148
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (f)	115	119
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	26	27
(SOFR + 1.50%), 5.20%, 1/23/2030 (f)	30	31
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	27	27
(SOFR + 2.02%), 5.39%, 4/24/2034 (f)	32	33
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	330	346
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	300	313
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	365	373
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	36	38
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	18	14
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	120	103
		17,677
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	176
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	255	262
4.05%, 11/21/2039	300	268
Amgen, Inc.
3.15%, 2/21/2040	314	247
5.65%, 3/2/2053	335	328
Biogen, Inc. 5.75%, 5/15/2035	80	84
Gilead Sciences, Inc. 2.60%, 10/1/2040	182	135
		1,324
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	117
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	42
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (f)	60	67
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	43
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	300	295
(SOFR + 1.32%), 2.55%, 1/7/2028 (f)	150	147
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	150	153
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	200	209
(SOFR + 1.72%), 5.30%, 5/9/2031 (f)	155	159
(SOFR + 1.30%), 4.95%, 8/4/2031 (f)	170	172
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	59

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (f)	80	85
(SOFR + 1.27%), 5.73%, 4/25/2030 (f)	175	183
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	185	189
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	385	396
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	295	293
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	150	136
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	105	107
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	20	21
(SOFR + 1.26%), 5.66%, 4/18/2030 (f)	140	146
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	70	72
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (f)	30	30
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	550	493
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	40	42
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	95	98
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (f)	65	64
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	40	31
State Street Corp.
(SOFR + 1.57%), 4.82%, 1/26/2034 (f)	40	40
(SOFR + 1.22%), 4.78%, 10/23/2036 (f)	60	60
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (e) (f)	310	304
		4,035
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	304	305
EIDP, Inc. 5.13%, 5/15/2032	155	159
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (e)	200	180
RPM International, Inc. 2.95%, 1/15/2032	61	55
		699
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (e)	200	211
5.04%, 3/25/2030 (e)	95	97
		308
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	110	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	296
6.10%, 1/15/2027	400	408
Aircastle Ltd. 5.25%, 3/15/2030 (e)	150	153
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (f)	150	159
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (f)	55	56
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	120	125
(SOFR + 1.24%), 4.80%, 10/24/2036 (f)	70	69
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (e)	112	109
4.95%, 1/15/2028 (e)	145	147
5.15%, 1/15/2030 (e)	150	153
4.90%, 10/10/2030 (e)	45	45
4.70%, 1/30/2031 (e)	80	80
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (f)	60	62
(SOFR + 1.63%), 5.20%, 9/11/2036 (f)	115	114
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (e)	95	96
5.15%, 3/17/2030 (e)	75	76
		2,148
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	50
5.50%, 9/15/2054	40	38
		88
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (e)	49	49
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	200	206
Sonoco Products Co. 5.00%, 9/1/2034	100	99
		354
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	72
SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	36	33
2.45%, 2/1/2032	40	35
		140
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
3.50%, 6/1/2041	128	101
3.55%, 9/15/2055	76	50
		151
Electric Utilities — 0.2%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	58
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	178
5.65%, 6/1/2054	80	79
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	224
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	68
Series B, 3.65%, 3/1/2052	45	33
Duke Energy Corp.
6.10%, 9/15/2053	70	72
5.70%, 9/15/2055	80	78
Duke Energy Florida LLC 5.95%, 11/15/2052	62	64
Duke Energy Progress LLC 2.90%, 8/15/2051	40	25
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	513	527
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (e)	20	18
Electricite de France SA (France) 5.95%, 4/22/2034 (e)	250	266
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	147
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (e)	200	199
Entergy Arkansas LLC 5.75%, 6/1/2054	70	71
Entergy Louisiana LLC
4.00%, 3/15/2033	40	39
5.70%, 3/15/2054	100	99
Entergy Mississippi LLC 5.00%, 9/1/2033	100	102
Evergy Metro, Inc. 4.95%, 4/15/2033	89	90
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	220	225
Eversource Energy 3.38%, 3/1/2032	290	268
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	215	212
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	274	233
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Florida Power & Light Co. 5.30%, 4/1/2053	50	48
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	36
Interstate Power and Light Co. 4.95%, 9/30/2034	55	55
ITC Holdings Corp. 5.40%, 6/1/2033 (e)	200	206
Jersey Central Power & Light Co. 5.10%, 1/15/2035	45	45
Massachusetts Electric Co. 4.00%, 8/15/2046 (e)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	41
Monongahela Power Co. 5.85%, 2/15/2034 (e)	30	32
Nevada Power Co. 6.00%, 3/15/2054	30	31
New England Power Co. 2.81%, 10/6/2050 (e)	62	38
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	106
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (e)	45	46
Northern States Power Co. 5.10%, 5/15/2053	100	93
NRG Energy, Inc.
2.45%, 12/2/2027 (e)	118	114
5.41%, 10/15/2035 (e)	160	160
Ohio Power Co. 5.00%, 6/1/2033	70	71
Pacific Gas and Electric Co.
6.15%, 1/15/2033	100	106
5.80%, 5/15/2034	53	55
6.00%, 8/15/2035	155	163
3.75%, 8/15/2042 (g)	322	244
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,052
Series A-3, 5.54%, 7/15/2047	65	65
Series A-3, 5.53%, 6/1/2049	170	170
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	29
Series A-5, 5.10%, 6/1/2052	35	33
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	72
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	43
Public Service Co. of Oklahoma
5.25%, 1/15/2033	70	72
5.20%, 1/15/2035	30	30
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	48	48
5.34%, 3/15/2045	90	90
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	60
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	46	47
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	150	114
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	61

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.88%, 12/1/2053	67	64
5.75%, 4/15/2054	125	117
5.90%, 3/1/2055	70	68
Tucson Electric Power Co. 5.50%, 4/15/2053	90	86
Union Electric Co.
5.20%, 4/1/2034	150	154
3.90%, 4/1/2052	163	125
5.45%, 3/15/2053	50	48
Vistra Operations Co. LLC
4.60%, 10/15/2030 (e)	132	132
6.00%, 4/15/2034 (e)	74	78
5.70%, 12/30/2034 (e)	45	46
5.25%, 10/15/2035 (e)	144	143
		8,061
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	130	124
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	250	259
4.00%, 4/14/2032	500	484
		743
Financial Services — 0.0% ^
Fiserv, Inc. 5.15%, 8/12/2034	300	298
Global Payments, Inc. 5.55%, 11/15/2035	255	253
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (e)	250	257
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (e)	200	205
		1,013
Food Products — 0.1%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	127	125
5.15%, 8/4/2035	125	127
JBS USA Holding Lux SARL
3.00%, 5/15/2032	100	90
6.75%, 3/15/2034	260	287
5.50%, 1/15/2036 (e)	110	112
6.50%, 12/1/2052	25	26
6.38%, 4/15/2066 (e)	110	109
JBS USA LUX SARL 5.95%, 4/20/2035 (e)	50	52
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
4.38%, 6/1/2046	29	24
Mars, Inc. 5.65%, 5/1/2045 (e)	205	207
		1,209
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	28
Southern California Gas Co. 6.35%, 11/15/2052	125	135
		163
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	33
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	150	148
Uber Technologies, Inc. 4.80%, 9/15/2034	65	65
Union Pacific Corp. 3.55%, 8/15/2039	70	60
		306
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	230	188
Solventum Corp. 5.60%, 3/23/2034	146	152
		357
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	37
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Cencora, Inc.
5.13%, 2/15/2034	290	297
4.25%, 3/1/2045	100	85
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	44
Cigna Group (The) 5.25%, 1/15/2036	205	209
CommonSpirit Health 2.78%, 10/1/2030	74	69
HCA, Inc.
3.63%, 3/15/2032	48	45
5.60%, 4/1/2034	310	323
5.45%, 9/15/2034	70	72
5.75%, 3/1/2035	112	118
4.90%, 11/15/2035	20	20
5.50%, 6/15/2047	25	24
3.50%, 7/15/2051	23	16
5.95%, 9/15/2054	55	54
6.10%, 4/1/2064	140	139
SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	28
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	25
		1,621
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	25	22
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	151
Starbucks Corp. 3.35%, 3/12/2050	52	36
		187
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	140	144
Constellation Energy Generation LLC 5.75%, 10/1/2041	40	41
Southern Power Co. 5.15%, 9/15/2041	174	167
		352
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	104
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (e)	60	60
Prologis LP 5.25%, 3/15/2054	138	131
		191
Insurance — 0.0% ^
Aon North America, Inc. 5.75%, 3/1/2054	65	65
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	31
Brown & Brown, Inc. 2.38%, 3/15/2031	292	262
Corebridge Global Funding 4.90%, 8/21/2032 (e)	45	45
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	55	57
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (e)	200	233
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	156	116
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	57
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (e)	70	57
3.30%, 5/15/2050 (e)	96	66
		989
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
4.88%, 11/15/2035	190	190
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Interactive Media & Services — continued
5.50%, 11/15/2045	180	175
5.40%, 8/15/2054	100	93
5.63%, 11/15/2055	145	139
		597
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	66
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	68
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	392	353
5.85%, 12/1/2035	70	70
3.50%, 3/1/2042	35	24
3.70%, 4/1/2051	96	61
Comcast Corp.
5.17%, 1/15/2037 (e)	123	121
3.25%, 11/1/2039	334	261
2.80%, 1/15/2051	130	75
5.35%, 5/15/2053	180	162
		1,127
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (e)	200	210
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (e)	75	77
5.37%, 4/4/2029 (e)	240	248
5.63%, 4/4/2034 (e)	100	104
		639
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	30	22
DTE Energy Co. 5.10%, 3/1/2029	200	205
Engie SA (France) 5.63%, 4/10/2034 (e)	290	305
NiSource, Inc. 5.20%, 7/1/2029	100	103
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	83
Puget Energy, Inc. 5.73%, 3/15/2035	45	46
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	44
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	265
		1,146
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	63

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	49
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	44	27
Cheniere Energy Partners LP 5.55%, 10/30/2035 (e)	55	56
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	73
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (e)	44	45
5.68%, 1/15/2034 (e)	192	198
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (e)	93	88
ConocoPhillips Co. 5.50%, 1/15/2055	95	91
Coterra Energy, Inc. 5.40%, 2/15/2035	115	117
Devon Energy Corp. 5.75%, 9/15/2054	36	33
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	60	62
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	63
5.63%, 4/5/2034	150	157
Energy Transfer LP
5.25%, 7/1/2029	150	154
5.00%, 5/15/2044 (g)	105	91
6.00%, 6/15/2048	55	53
Exxon Mobil Corp. 3.00%, 8/16/2039	146	117
Kinder Morgan, Inc. 7.80%, 8/1/2031	300	347
MPLX LP
5.50%, 6/1/2034	120	123
5.40%, 4/1/2035	65	65
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	40	37
Northern Natural Gas Co. 5.63%, 2/1/2054 (e)	20	19
Ovintiv, Inc. 6.25%, 7/15/2033	150	159
Pioneer Natural Resources Co. 2.15%, 1/15/2031	70	64
Plains All American Pipeline LP 5.95%, 6/15/2035	125	130
Shell Finance US, Inc. 3.13%, 11/7/2049 (e)	52	35
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	35	35
5.03%, 10/1/2029	40	41
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	73
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	157
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	25	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
5.65%, 3/15/2033	40	42
5.60%, 3/15/2035	85	88
6.00%, 3/15/2055	25	25
		2,886
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	30	29
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	64
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	113	92
3.70%, 3/15/2052	84	62
5.55%, 2/22/2054	13	13
Eli Lilly & Co. 5.00%, 2/9/2054	210	196
Merck & Co., Inc.
4.00%, 3/7/2049	50	40
2.90%, 12/10/2061	55	32
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	110	104
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	133
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	37	37
		709
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	42
UDR, Inc. 2.10%, 8/1/2032	88	75
		117
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	39
2.50%, 8/16/2031	20	18
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	60	62
		171
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	34
Broadcom, Inc.
5.05%, 7/12/2029	250	257
SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.55%, 2/15/2032	151	151
4.80%, 2/15/2036	52	51
3.19%, 11/15/2036 (e)	148	126
Intel Corp.
3.73%, 12/8/2047	50	36
3.25%, 11/15/2049	70	45
3.05%, 8/12/2051	70	43
KLA Corp. 3.30%, 3/1/2050	130	90
Marvell Technology, Inc.
2.95%, 4/15/2031	290	269
5.45%, 7/15/2035	259	267
NXP BV (Netherlands)
5.00%, 1/15/2033	30	30
3.25%, 5/11/2041	75	57
		1,456
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	164	164
Oracle Corp.
4.80%, 9/26/2032	105	101
4.90%, 2/6/2033	60	58
3.80%, 11/15/2037	184	149
3.65%, 3/25/2041	130	95
5.88%, 9/26/2045	70	63
3.60%, 4/1/2050	140	87
Roper Technologies, Inc. 1.75%, 2/15/2031	47	41
Synopsys, Inc. 5.70%, 4/1/2055	125	124
		882
Specialized REITs — 0.0% ^
American Tower Corp. 4.70%, 12/15/2032	205	205
Crown Castle, Inc. 5.80%, 3/1/2034	35	37
		242
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	33
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	75
Dell International LLC 5.30%, 4/1/2032	280	288
		363
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	62
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	55	51
		113
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (e)	100	102
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	223
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	91
3.40%, 10/15/2052	185	124
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	146
		361
Total Corporate Bonds (Cost $56,339)		55,887
Mortgage-Backed Securities — 1.4%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	317
Pool # WA1626, 3.45%, 8/1/2032	472	448
Pool # WN3225, 3.80%, 10/1/2034	200	190
Pool # WS4004, 4.40%, 9/1/2036	294	286
FHLMC UMBS, 30 Year
Pool # QA5290, 2.50%, 12/1/2049	408	349
Pool # QB8503, 2.50%, 2/1/2051	207	177
Pool # SD4767, 2.50%, 2/1/2051	452	389
Pool # QC9443, 2.50%, 10/1/2051	459	395
Pool # SD5768, 3.00%, 1/1/2052	805	719
Pool # QD7596, 2.50%, 2/1/2052	790	679
Pool # RA6815, 2.50%, 2/1/2052	719	618
Pool # SD3952, 2.50%, 3/1/2052	837	721
Pool # SD1373, 3.00%, 5/1/2052	454	403
Pool # QE1637, 4.00%, 5/1/2052	52	50
Pool # QE1832, 4.50%, 5/1/2052	75	75
Pool # SD4119, 3.00%, 8/1/2052	384	345
Pool # SD3684, 4.50%, 11/1/2052	719	708
Pool # QI5618, 6.50%, 5/1/2054	664	699
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	371	338
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	67	65
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	65

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BK2113, 2.50%, 3/1/2050	172	147
Pool # CA5658, 2.50%, 5/1/2050	55	47
Pool # FM3118, 3.00%, 5/1/2050	120	109
Pool # BP8608, 2.50%, 6/1/2050	118	101
Pool # BP9250, 2.50%, 7/1/2050	625	538
Pool # CA6635, 2.50%, 8/1/2050	102	88
Pool # FP0059, 2.50%, 8/1/2050	378	321
Pool # BP7667, 2.50%, 12/1/2050	277	238
Pool # BR4318, 3.00%, 1/1/2051	150	135
Pool # BQ8009, 4.00%, 2/1/2051	349	336
Pool # BQ8010, 4.00%, 2/1/2051	199	192
Pool # CB0189, 3.00%, 4/1/2051	105	94
Pool # CB0458, 2.50%, 5/1/2051	549	469
Pool # FM7916, 2.50%, 6/1/2051	101	87
Pool # FM7957, 2.50%, 7/1/2051	1,023	880
Pool # CB1301, 2.50%, 8/1/2051	267	230
Pool # FM8247, 2.50%, 8/1/2051	146	126
Pool # CB1908, 2.50%, 10/1/2051	837	718
Pool # FM9491, 2.50%, 11/1/2051	569	490
Pool # FS4624, 2.50%, 11/1/2051	135	115
Pool # CB2170, 3.00%, 11/1/2051	196	174
Pool # BU1805, 2.50%, 12/1/2051	215	184
Pool # CB2313, 2.50%, 12/1/2051	166	143
Pool # FS2559, 3.00%, 12/1/2051	444	396
Pool # CB2637, 2.50%, 1/1/2052	515	444
Pool # FS7749, 3.00%, 2/1/2052	477	427
Pool # BV0295, 3.50%, 2/1/2052	183	171
Pool # CB3608, 3.50%, 5/1/2052	615	570
Pool # BV6743, 4.50%, 5/1/2052	72	71
Pool # BV9515, 6.00%, 6/1/2052	91	95
Pool # CB5380, 5.00%, 10/1/2052	290	291
Pool # BY4714, 5.00%, 6/1/2053	279	279
Pool # DA7753, 5.50%, 1/1/2054	71	73
Pool # DA0425, 6.00%, 2/1/2054	147	152
Pool # DA7754, 6.00%, 2/1/2054	620	644
Pool # CB8334, 5.50%, 4/1/2054	876	892
Pool # DB3860, 6.00%, 4/1/2054	418	431
Pool # DB3885, 6.50%, 5/1/2054	615	647
FNMA, Other
Pool # BL2588, 2.97%, 8/1/2026	290	288
Pool # BS7576, 4.86%, 12/1/2027	265	268
Pool # AM3010, 5.07%, 3/1/2028	100	102
Pool # BS6144, 3.97%, 1/1/2029	345	346
Pool # AM5319, 4.34%, 1/1/2029	87	88
Pool # BL1460, 3.74%, 2/1/2029	800	796
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8149, 4.97%, 9/1/2029	300	309
Pool # BS4290, 1.95%, 10/1/2029	500	462
Pool # BS7361, 4.76%, 1/1/2030	520	533
Pool # BL9252, 1.37%, 3/1/2030	108	97
Pool # BS0154, 1.28%, 4/1/2030	73	65
Pool # BZ0896, 5.43%, 7/1/2030	792	830
Pool # BL9494, 1.46%, 12/1/2030	75	66
Pool # BL9652, 1.56%, 12/1/2030	375	335
Pool # BS6024, 3.96%, 2/1/2031	208	206
Pool # BS7290, 5.64%, 2/1/2031	538	568
Pool # BS7121, 5.15%, 3/1/2031	400	415
Pool # BS6203, 4.26%, 4/1/2031	145	145
Pool # BS8442, 4.74%, 4/1/2031	308	315
Pool # BS2915, 1.87%, 5/1/2031	60	53
Pool # BL2999, 3.15%, 6/1/2031	771	735
Pool # BS7813, 4.83%, 6/1/2031	205	210
Pool # BS6802, 4.93%, 6/1/2031	299	306
Pool # BL3774, 2.77%, 8/1/2031	99	92
Pool # BL3648, 2.85%, 8/1/2031	99	93
Pool # BL3700, 2.92%, 8/1/2031	98	92
Pool # BS5580, 3.68%, 1/1/2032	230	222
Pool # BS4654, 2.39%, 3/1/2032	232	208
Pool # BL5680, 2.44%, 3/1/2032	360	324
Pool # BZ2434, 4.95%, 3/1/2032	1,135	1,168
Pool # AN5952, 3.01%, 7/1/2032	96	89
Pool # AN6149, 3.14%, 7/1/2032	130	122
Pool # BS5530, 3.30%, 7/1/2032	422	398
Pool # BS8070, 5.35%, 7/1/2032	400	420
Pool # BS6345, 3.91%, 8/1/2032	115	112
Pool # BZ0884, 5.37%, 9/1/2032	940	986
Pool # BS6822, 3.81%, 10/1/2032	220	213
Pool # BS8528, 4.31%, 10/1/2032	519	516
Pool # BS6872, 4.41%, 10/1/2032	85	85
Pool # BS6928, 4.55%, 10/1/2032	90	91
Pool # BS6954, 4.93%, 10/1/2032	175	180
Pool # BM6491, 1.46%, 11/1/2032 (h)	672	564
Pool # BM6492, 1.51%, 11/1/2032 (h)	849	714
Pool # BS6819, 4.12%, 11/1/2032	275	271
Pool # BS7090, 4.45%, 12/1/2032	505	507
Pool # BS8428, 4.41%, 1/1/2033	355	354
Pool # BS5357, 3.41%, 3/1/2033	169	158
Pool # BS8416, 4.56%, 5/1/2033	165	167
Pool # AN9752, 3.65%, 7/1/2033	308	295
Pool # BS5511, 3.45%, 8/1/2033	219	205
Pool # BS5127, 3.15%, 9/1/2033	130	119
SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ0430, 4.32%, 2/1/2034	450	446
Pool # BZ2030, 4.39%, 10/1/2034	850	837
Pool # BL7124, 1.93%, 6/1/2035	150	125
Pool # BZ0217, 5.22%, 8/1/2035	344	358
Pool # AN0375, 3.76%, 12/1/2035	157	150
Pool # BF0045, 4.50%, 3/1/2052	49	48
Pool # BF0091, 3.50%, 5/1/2056	214	197
Pool # BF0108, 4.50%, 6/1/2056	98	95
Pool # BF0189, 3.00%, 6/1/2057	131	115
Pool # BF0219, 3.50%, 9/1/2057	526	483
Pool # BF0230, 5.50%, 1/1/2058	196	204
Pool # BF0497, 3.00%, 7/1/2060	113	98
Pool # BF0537, 3.00%, 3/1/2061	457	400
Pool # BF0561, 3.00%, 9/1/2061	609	526
Pool # BF0578, 2.50%, 12/1/2061	932	768
Pool # BF0580, 3.50%, 12/1/2061	103	94
Pool # BF0732, 2.50%, 6/1/2063	604	502
Pool # BF0733, 3.00%, 6/1/2063	551	476
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	12	12
Pool # 784602, 4.00%, 5/20/2038	61	60
Pool # BS8546, 2.50%, 12/20/2050	226	193
Pool # 785294, 3.50%, 1/20/2051	228	205
Pool # CA8452, 3.00%, 2/20/2051	343	310
Pool # CA9005, 3.00%, 2/20/2051	295	274
Pool # CB1543, 3.00%, 2/20/2051	246	221
Pool # CA3588, 3.50%, 2/20/2051	257	234
Pool # CB1536, 3.50%, 2/20/2051	574	527
Pool # CB1542, 3.00%, 3/20/2051	254	228
Pool # CB4433, 3.00%, 3/20/2051	389	344
Pool # CC0070, 3.00%, 3/20/2051	41	38
Pool # CC8726, 3.00%, 3/20/2051	51	46
Pool # CC8738, 3.00%, 3/20/2051	60	54
Pool # CC8723, 3.50%, 3/20/2051	639	582
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	30	28
Pool # CC8727, 3.00%, 4/20/2051	82	73
Pool # CC8739, 3.00%, 4/20/2051	243	219
Pool # CC8740, 3.00%, 4/20/2051	199	179
Pool # CC8751, 3.00%, 4/20/2051	43	39
Pool # CE9911, 3.00%, 7/20/2051	126	113
Pool # CE9913, 3.00%, 7/20/2051	72	65
Pool # CE9914, 3.00%, 7/20/2051	67	60
Pool # CE9915, 3.00%, 7/20/2051	120	109
Pool # CA3563, 3.50%, 7/20/2051	249	230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CE2586, 3.50%, 7/20/2051	265	241
Pool # CK1527, 3.50%, 12/20/2051	189	173
Pool # CJ8184, 3.50%, 1/20/2052	200	182
Pool # CK2716, 3.50%, 2/20/2052	170	153
Pool # CK8295, 5.00%, 3/20/2052	137	136
Pool # CN3557, 4.50%, 5/20/2052	108	107
Pool # CN3127, 5.00%, 8/20/2052	129	129
Pool # CU6748, 6.00%, 9/20/2053	261	269
Pool # DA2721, 5.50%, 3/20/2054	110	112
Pool # DB0470, 5.50%, 3/20/2054	734	744
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	167	150
Pool # CV6672, 5.00%, 7/20/2062	130	129
Pool # CU1093, 5.50%, 6/20/2063	82	83
Pool # CU1092, 6.00%, 6/20/2063	111	113
Pool # CT6283, 6.00%, 7/20/2063	206	209
Pool # CW0095, 6.00%, 7/20/2063	146	149
Total Mortgage-Backed Securities (Cost $49,929)		49,278
Asset-Backed Securities — 0.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (e)	28	26
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	170	167
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	101	99
Series 2016-3, Class AA, 3.00%, 10/15/2028	69	67
Series 2017-2, Class A, 3.60%, 10/15/2029	594	566
Series 2021-1, Class B, 3.95%, 7/11/2030	134	130
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (e)	100	101
Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	205	208
AMSR Trust
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (e)	100	98
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (e) (g)	330	321
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (e)	240	231
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (e)	430	415
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (e)	303	278
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (e)	285	290
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	67

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	155	160
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (e)	445	433
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (e)	510	494
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	578
Series 2024-1, Class D, 6.03%, 11/15/2029	170	174
Series 2024-2, Class C, 6.07%, 2/15/2030	610	621
Series 2025-1, Class D, 5.64%, 11/15/2030	610	620
Series 2025-4, Class C, 4.80%, 8/15/2031	506	509
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (e)	72	72
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (e)	525	530
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	254
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	184	168
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (e) (h)	252	260
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (e) (h)	362	358
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (e)	230	232
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (e)	423	425
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (e)	270	274
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (e)	155	158
Series 2024-2A, Class C, 6.70%, 10/16/2034 (e)	635	657
Series 2025-2A, Class B, 4.87%, 1/15/2036 (e)	605	610
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (e)	181	183
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	265	264
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	125	127
Series 2025-2, Class D, 4.90%, 12/15/2032	495	495
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (e)	130	132
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (e)	49	47
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (e)	100	102
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	122
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	254
Series 2025-4A, Class C, 4.57%, 6/16/2031	600	602
Series 2025-3A, Class C, 5.09%, 10/15/2031	535	543
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (e)	79	80
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (e)	35	35
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	260	255
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (e)	100	99
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (h)	150	145
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (e)	139	145
Series 2024-2A, Class A, 4.60%, 3/15/2050 (e)	164	164
Series 2024-2A, Class B, 4.93%, 3/15/2050 (e)	85	85
GLS Auto Receivables Issuer Trust Series 2025-4A, Class C, 4.74%, 8/15/2031 (e)	435	437
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (e)	785	800
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (e) (h)	697	703
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (e)	148	147
Series 2024-2A, Class B, 5.65%, 3/25/2038 (e)	254	258
Series 2024-1B, Class B, 5.99%, 9/15/2039 (e)	200	204
Series 2024-1B, Class C, 6.62%, 9/15/2039 (e)	67	69
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (e)	160	161
Series 2024-A, Class B, 5.84%, 3/15/2043 (e)	162	165
Series 2024-A, Class C, 6.32%, 3/15/2043 (e)	194	198
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	221	216
Series 2021-3, Class D, 3.00%, 1/17/2041 (e)	139	131
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (e)	170	166
SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (e)	200	203
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	195	192
Series 2024-AA, Class C, 6.00%, 9/22/2036 (e)	199	203
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (e)	66	63
Series 2024-1A, Class B, 5.51%, 2/20/2043 (e)	81	82
Series 2024-1A, Class C, 6.20%, 2/20/2043 (e)	99	102
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (e)	310	302
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (e)	515	514
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (e)	355	354
Series 2023-3A, Class B, 6.48%, 7/20/2029 (e)	140	142
Series 2023-1A, Class C, 6.37%, 9/20/2029 (e)	145	147
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (e)	214	213
Series 2022-1A, Class B, 5.07%, 6/14/2029 (e)	295	296
Series 2023-1A, Class A, 5.41%, 11/14/2029 (e)	190	191
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	83	82
Series 2025-A, Class B, 5.30%, 2/8/2033 (e)	105	105
Series 2025-A, Class C, 5.89%, 2/8/2033 (e)	100	100
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (e)	270	256
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (e)	545	552
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (e) (h)	225	212
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (e) (h)	500	466
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (e)	250	248
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (e)	100	95
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (e) (h)	100	95
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (e) (h)	125	117
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (e)	285	272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (e)	650	616
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (e)	565	535
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (e)	315	293
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (e)	800	775
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (e)	1,000	963
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (e)	195	196
Reach ABS Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (e)	171	172
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (e)	600	606
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	106	107
Series 2024-2, Class C, 5.84%, 6/17/2030	480	490
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)	738	742
Series 2024-A, Class A4, 5.24%, 1/22/2029 (e)	325	326
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (e)	145	150
Series 2023-1A, Class C, 6.77%, 8/22/2033 (e)	170	177
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (e)	325	332
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (e)	23	23
Series 2021-2A, Class B, 1.80%, 9/20/2038 (e)	12	12
Series 2022-2A, Class C, 6.36%, 6/20/2040 (e)	59	59
Series 2024-1A, Class C, 5.94%, 1/20/2043 (e)	67	68
Series 2025-2A, Class C, 5.32%, 4/20/2044 (e)	87	88
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (e)	249	252
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (e)	295	246
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (e)	379	380
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (e)	105	105
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	34	33
Series 2018-1, Class A, 3.70%, 3/1/2030	81	78
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	69

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1, Class AA, 5.45%, 2/15/2037	326	335
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (e) (g)	15	15
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (e)	250	254
Series 2024-1A, Class C, 7.06%, 1/20/2038 (e)	156	159
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (e)	160	161
Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	100	102
Total Asset-Backed Securities (Cost $32,043)		32,572
Collateralized Mortgage Obligations — 0.5%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (e) (g)	130	131
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.57%, 7/25/2043 (e) (h)	190	195
FARM Mortgage Trust Series 2024-2, Class A, 5.18%, 8/1/2054 (e) (h)	203	200
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	206	177
Series 2018-1, Class M60C, 3.50%, 5/25/2057	148	138
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	192	182
Series 2018-2, Class M55D, 4.00%, 11/25/2057	248	236
Series 2018-4, Class M55D, 4.00%, 3/25/2058	119	114
Series 2019-1, Class MT, 3.50%, 7/25/2058	73	66
Series 2019-1, Class M55D, 4.00%, 7/25/2058	292	280
Series 2019-2, Class M55D, 4.00%, 8/25/2058	217	207
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	190
Series 2019-3, Class M55D, 4.00%, 10/25/2058	206	195
Series 2019-4, Class M55D, 4.00%, 2/25/2059	76	72
Series 2020-3, Class MT, 2.00%, 5/25/2060	615	493
Series 2022-1, Class MTU, 3.25%, 11/25/2061	72	63
Series 2024-2, Class MT, 3.50%, 5/25/2064	396	348
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	184	189
Series 3674, Class HZ, 5.50%, 5/15/2040	374	398
Series 4065, Class QB, 3.00%, 6/15/2042	185	176
Series 4116, Class UC, 2.50%, 10/15/2042	188	139
Series 4941, Class KG, 2.00%, 12/15/2047	474	408
Series 5190, Class LM, 2.50%, 1/25/2048	321	295
Series 4941, Class IA, IO, 4.50%, 7/25/2049	615	140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,681	215
Series 5054, Class PB, 1.00%, 11/25/2050	388	310
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,572	322
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,217	160
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	57	60
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	98	99
Series 2002-T4, Class A1, 6.50%, 12/25/2041	11	12
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	62	62
Series 2018-72, Class VB, 3.50%, 10/25/2031	216	212
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	168
Series 2011-41, Class KA, 4.00%, 1/25/2041	1	1
Series 2011-126, Class JB, 2.50%, 12/25/2041	421	398
Series 2012-108, Class PL, 3.00%, 10/25/2042	116	105
Series 2022-4, Class TA, 1.00%, 4/25/2051	198	163
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,617	353
Series 2025-18, Class MA, 0.50%, 9/25/2054	598	511
Series 2019-7, Class CA, 3.50%, 11/25/2057	233	227
Series 2018-75, Class UZ, 4.00%, 10/25/2058	907	872
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	112	114
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	901	100
Series 2016-61, Class A, 2.00%, 9/20/2042	338	289
Series 2020-32, Class IA, IO, 4.07%, 3/16/2047 (h)	2,495	457
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	215
Series 2020-185, Class PE, 1.50%, 12/20/2050	229	180
Series 2021-83, Class KB, 1.25%, 5/20/2051	265	208
Series 2022-105, Class SG, IF, IO, 2.13%, 6/20/2052 (h)	1,068	112
Series 2022-151, Class B, 4.25%, 9/20/2052	150	124
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	697
Series 2012-H31, Class FD, 4.45%, 12/20/2062 (h)	28	28
Series 2024-57, Class PT, 4.50%, 4/20/2064	580	569
Series 2015-H16, Class FG, 4.55%, 7/20/2065 (h)	20	20
Series 2016-H13, Class FT, 4.69%, 5/20/2066 (h)	2	2
Series 2016-H26, Class FC, 5.11%, 12/20/2066 (h)	89	89
SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-H14, Class YD, 7.18%, 6/20/2071 (h)	202	177
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (e) (g)	659	645
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (e) (g)	400	401
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (e) (g)	69	69
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (e) (g)	325	326
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (e) (g)	400	404
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (e) (g)	650	653
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (e) (g)	840	846
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (e) (g)	185	185
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (e)	360	350
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (e) (g)	195	196
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	706	657
Series 2025-2, Class A1, 3.00%, 10/25/2035	663	623
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (e) (g)	220	221
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (h)	345	313
Total Collateralized Mortgage Obligations (Cost $18,433)		18,552
Commercial Mortgage-Backed Securities — 0.1%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (e)	170	167
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (e) (h)	235	231
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 5.95%, 6/10/2037 (e) (h)	705	716
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	232
Series K140, Class A2, 2.25%, 1/25/2032	262	235
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	185	179
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA ACES
Series 2020-M38, Class X2, IO, 1.97%, 11/25/2028 (h)	1,489	56
Series 2017-M11, Class A2, 2.98%, 8/25/2029	124	120
Series 2020-M50, Class A2, 1.20%, 10/25/2030	117	112
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (h)	1,975	67
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (h)	185	160
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	365	322
Series 2022-M2S, Class A1, 3.76%, 5/25/2032 (h)	—	—
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	830
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (h)	577	35
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (e) (h)	125	119
Series 2016-K56, Class B, 3.93%, 6/25/2049 (e) (h)	90	90
Series 2016-K58, Class B, 3.74%, 9/25/2049 (e) (h)	465	462
Series 2017-K67, Class C, 3.95%, 9/25/2049 (e) (h)	375	370
Series 2020-K737, Class B, 3.33%, 1/25/2053 (e) (h)	120	119
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.87%, 11/25/2053 (e) (h)	195	201
Series 2024-01, Class M7, 6.62%, 7/25/2054 (e) (h)	150	152
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	150	154
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	195	174
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (e) (h)	170	175
Total Commercial Mortgage-Backed Securities (Cost $5,444)		5,478
Foreign Government Securities — 0.0% ^
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (e)	460	468
United Mexican States
5.85%, 7/2/2032	200	206
5.38%, 3/22/2033	422	418
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	71

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.00%, 5/7/2036	200	203
6.88%, 5/13/2037	200	213
Total Foreign Government Securities (Cost $1,481)		1,508
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	56
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (j) (Cost $73,189)	73,189	73,189
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (j) (Cost $241)	241	241
Total Short-Term Investments (Cost $73,430)		73,430
Total Investments — 100.5% (Cost $2,596,791)		3,583,863
Liabilities in Excess of Other Assets — (0.5)%		(18,097)
NET ASSETS — 100.0%		3,565,766

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
December 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $234.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the effective yield as of December 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2025.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio
SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	212	03/20/2026	USD	26,483	(793)
S&P MidCap 400 E-Mini Index	106	03/20/2026	USD	35,249	(543)
U.S. Treasury 10 Year Note	71	03/20/2026	USD	7,972	(34)
U.S. Treasury 10 Year Ultra Note	34	03/20/2026	USD	3,902	(23)
U.S. Treasury Long Bond	27	03/20/2026	USD	3,110	(41)
U.S. Treasury 2 Year Note	43	03/31/2026	USD	8,977	(4)
U.S. Treasury 5 Year Note	29	03/31/2026	USD	3,167	(12)
					(1,450)
Short Contracts
U.S. Treasury Ultra Bond	(23)	03/20/2026	USD	(2,703)	58
					(1,392)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	73

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.8%
Fixed Income — 21.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	14,320	149,506
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	61,279	448,564
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,269	21,805
JPMorgan High Yield Fund Class R6 Shares (a)	14,600	96,212
Total Fixed Income		716,087
International Equity — 3.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,818	122,180
U.S. Equity — 41.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,389	1,373,164
Total Investment Companies (Cost $1,472,479)		2,211,431
Exchange-Traded Funds — 31.7%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	570	52,747
International Equity — 23.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	1,909	121,463
JPMorgan BetaBuilders International Equity ETF (a)	9,035	653,422
Total International Equity		774,885
U.S. Equity — 6.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,390	148,212
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	995	73,945
Total U.S. Equity		222,157
Total Exchange-Traded Funds (Cost $737,621)		1,049,789
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (c) (Cost $4,299)	4,273	4,300
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (d) (Cost $64,291)	64,291	64,291
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (d) (Cost $131)	131	131
Total Short-Term Investments (Cost $64,422)		64,422
Total Investments — 100.5% (Cost $2,278,821)		3,329,942
Liabilities in Excess of Other Assets — (0.5)%		(17,214)
NET ASSETS — 100.0%		3,312,728

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $127.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	197	03/20/2026	USD	24,609	(733)
S&P MidCap 400 E-Mini Index	99	03/20/2026	USD	32,921	(507)
					(1,240)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	75

JPMorgan SmartRetirement® Blend 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 63.4%
Fixed Income — 13.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,823	81,674
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	33,476	245,047
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,800	12,005
JPMorgan High Yield Fund Class R6 Shares (a)	8,881	58,524
Total Fixed Income		397,250
International Equity — 4.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,559	116,744
U.S. Equity — 45.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,864	1,319,321
Total Investment Companies (Cost $1,151,960)		1,833,315
Exchange-Traded Funds — 35.0%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	544	50,412
International Equity — 25.7%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,824	116,056
JPMorgan BetaBuilders International Equity ETF (a)	8,667	626,826
Total International Equity		742,882
U.S. Equity — 7.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,359	144,867
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	980	72,836
Total U.S. Equity		217,703
Total Exchange-Traded Funds (Cost $725,839)		1,010,997
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,738)	3,716	3,739
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $53,833)	53,833	53,833
Total Investments — 100.4% (Cost $1,935,370)		2,901,884
Liabilities in Excess of Other Assets — (0.4)%		(12,933)
NET ASSETS — 100.0%		2,888,951

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	172	03/20/2026	USD	21,486	(639)
S&P MidCap 400 E-Mini Index	86	03/20/2026	USD	28,598	(441)
					(1,080)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	77

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 61.0%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,738	39,030
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	15,998	117,103
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	924	6,165
JPMorgan High Yield Fund Class R6 Shares (a)	5,235	34,500
Total Fixed Income		196,798
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,987	104,724
U.S. Equity — 48.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	11,536	1,183,146
Total Investment Companies (Cost $909,233)		1,484,668
Exchange-Traded Funds — 37.4%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	490	45,397
International Equity — 27.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,636	104,103
JPMorgan BetaBuilders International Equity ETF (a)	7,772	562,017
Total International Equity		666,120
U.S. Equity — 8.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,235	131,673
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	890	66,155
Total U.S. Equity		197,828
Total Exchange-Traded Funds (Cost $665,040)		909,345
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,126)	3,107	3,127
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $44,722)	44,722	44,722
Total Investments — 100.3% (Cost $1,622,121)		2,441,862
Liabilities in Excess of Other Assets — (0.3)%		(7,485)
NET ASSETS — 100.0%		2,434,377

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	145	03/20/2026	USD	18,113	(538)
S&P MidCap 400 E-Mini Index	73	03/20/2026	USD	24,275	(369)
					(907)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	79

JPMorgan SmartRetirement® Blend 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 61.1%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,266	23,662
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,699	70,993
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	560	3,737
JPMorgan High Yield Fund Class R6 Shares (a)	3,174	20,916
Total Fixed Income		119,308
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,023	63,488
U.S. Equity — 48.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,994	717,261
Total Investment Companies (Cost $563,038)		900,057
Exchange-Traded Funds — 37.4%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	297	27,522
International Equity — 27.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	992	63,112
JPMorgan BetaBuilders International Equity ETF (a)	4,711	340,727
Total International Equity		403,839
U.S. Equity — 8.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	749	79,826
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	540	40,106
Total U.S. Equity		119,932
Total Exchange-Traded Funds (Cost $404,360)		551,293
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $2,083)	2,071	2,083
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $26,867)	26,867	26,867
Total Investments — 100.5% (Cost $996,348)		1,480,300
Liabilities in Excess of Other Assets — (0.5)%		(7,337)
NET ASSETS — 100.0%		1,472,963

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	88	03/20/2026	USD	10,993	(325)
S&P MidCap 400 E-Mini Index	44	03/20/2026	USD	14,632	(226)
					(551)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	81

JPMorgan SmartRetirement® Blend 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 61.2%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,364	14,238
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,835	42,717
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	337	2,249
JPMorgan High Yield Fund Class R6 Shares (a)	1,910	12,585
Total Fixed Income		71,789
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,819	38,202
U.S. Equity — 48.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,225	433,281
Total Investment Companies (Cost $378,255)		543,272
Exchange-Traded Funds — 37.4%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	179	16,560
International Equity — 27.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	597	37,975
JPMorgan BetaBuilders International Equity ETF (a)	2,835	205,017
Total International Equity		242,992
U.S. Equity — 8.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	450	48,025
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	325	24,133
Total U.S. Equity		72,158
Total Exchange-Traded Funds (Cost $255,138)		331,710
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $1,293)	1,285	1,293
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c) (Cost $18,393)	18,393	18,393
Total Investments — 100.8% (Cost $653,079)		894,668
Liabilities in Excess of Other Assets — (0.8)%		(6,777)
NET ASSETS — 100.0%		887,891

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	53	03/20/2026	USD	6,621	(195)
S&P 500 E-Mini Index	6	03/20/2026	USD	2,068	(8)
S&P MidCap 400 E-Mini Index	26	03/20/2026	USD	8,646	(133)
					(336)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	83

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.8%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	186	1,940
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	795	5,819
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	46	306
JPMorgan High Yield Fund Class R6 Shares (a)	260	1,714
Total Fixed Income		9,779
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	248	5,204
U.S. Equity — 48.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	573	58,790
Total Investment Companies (Cost $62,146)		73,773
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	24	2,255
International Equity — 27.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	82	5,173
JPMorgan BetaBuilders International Equity ETF (a)	386	27,926
Total International Equity		33,099
U.S. Equity — 8.1%
iShares Russell 2000 ETF	13	3,295
SPDR S&P MidCap 400 ETF Trust	11	6,536
Total U.S. Equity		9,831
Total Exchange-Traded Funds (Cost $39,121)		45,185
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (c) (Cost $250)	249	251
	SHARES (000)
Short-Term Investments — 2.7%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (d) (Cost $2,728)	2,728	2,728
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (d) (Cost $595)	595	595
Total Short-Term Investments (Cost $3,323)		3,323
Total Investments — 101.0% (Cost $104,840)		122,532
Liabilities in Excess of Other Assets — (1.0)%		(1,231)
NET ASSETS — 100.0%		121,301

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $579.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	7	03/20/2026	USD	874	(26)
S&P 500 E-Mini Index	2	03/20/2026	USD	689	(3)
S&P MidCap 400 E-Mini Index	4	03/20/2026	USD	1,330	(20)
					(49)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	85

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
ASSETS:
Investments in non-affiliates, at value	$506,473	$615,122	$828,393	$241,456
Investments in affiliates, at value	1,075,806	1,338,458	2,298,148	3,342,166
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	1,297	72	—	241
Cash	24	24	9	5
Deposits at broker for futures contracts	68	219	469	493
Receivables:
Investment securities sold	10,230	12,791	33,286	35,498
Fund shares sold	1,854	2,729	3,535	5,654
Interest from non-affiliates	3,913	4,937	6,524	1,852
Dividends from affiliates	408	392	372	240
Securities lending income (See Note 2.C.)	9	1	—	— (a)
Due from adviser	37	17	—	107
Total Assets	1,600,119	1,974,762	3,170,736	3,627,712
LIABILITIES:
Payables:
Distributions	1,108	2,238	2,874	4,135
Investment securities purchased	797	4,979	32,256	46,371
Collateral received on securities loaned (See Note 2.C.)	1,297	72	—	241
Fund shares redeemed	3,121	4,522	10,135	10,291
Variation margin on futures contracts	34	105	650	653
Accrued liabilities:
Investment advisory fees	—	—	5	—
Administration fees	60	77	126	145
Distribution fees	1	2	3	3
Service fees	10	11	17	17
Custodian and accounting fees	27	23	31	35
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	1	1
Other	75	61	54	54
Total Liabilities	6,530	12,090	46,152	61,946
Net Assets	$1,593,589	$1,962,672	$3,124,584	$3,565,766

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
NET ASSETS:
Paid-in-Capital	$1,395,008	$1,622,271	$2,429,001	$2,651,993
Total distributable earnings (loss)	198,581	340,401	695,583	913,773
Total Net Assets	$1,593,589	$1,962,672	$3,124,584	$3,565,766
Net Assets:
Class I	$1,122	$4,139	$7,749	$2,186
Class R2	206	1,889	675	291
Class R3	3,099	7,647	12,858	15,199
Class R4	33,215	31,279	49,052	50,653
Class R5	24,207	22,489	27,966	31,513
Class R6	1,531,740	1,895,229	3,026,284	3,465,924
Total	$1,593,589	$1,962,672	$3,124,584	$3,565,766
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	57	165	267	66
Class R2	10	76	24	8
Class R3	151	299	438	457
Class R4	1,675	1,243	1,690	1,532
Class R5	1,220	894	963	952
Class R6	77,148	75,357	104,275	104,785
Net Asset Value (a):
Class I — Offering and redemption price per share	$19.91	$25.23	$29.09	$33.15
Class R2 — Offering and redemption price per share	19.83	25.06	28.98	33.37
Class R3 — Offering and redemption price per share	20.44	25.53	29.38	33.26
Class R4 — Offering and redemption price per share	19.83	25.15	29.02	33.06
Class R5 — Offering and redemption price per share	19.84	25.16	29.02	33.08
Class R6 — Offering and redemption price per share	19.85	25.15	29.02	33.08
Cost of investments in non-affiliates	$522,675	$629,553	$846,833	$242,575
Cost of investments in affiliates	770,001	939,376	1,517,230	2,353,975
Investment securities on loan, at value (See Note 2.C.)	1,260	70	—	234
Cost of investment of cash collateral (See Note 2.C.)	1,297	72	—	241

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$4,300	$3,739	$3,127	$2,083
Investments in affiliates, at value	3,325,511	2,898,145	2,438,735	1,478,217
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	131	—	—	—
Receivables:
Investment securities sold	24,071	18,409	14,263	6,836
Fund shares sold	3,695	3,410	4,327	945
Interest from non-affiliates	74	64	53	36
Dividends from affiliates	194	165	137	86
Securities lending income (See Note 2.C.)	— (a)	—	—	—
Due from adviser	67	7	—	—
Total Assets	3,358,043	2,923,939	2,460,642	1,488,203
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)	— (a)	— (a)
Distributions	3,213	2,978	3,864	643
Investment securities purchased	33,874	24,492	17,515	9,325
Collateral received on securities loaned (See Note 2.C.)	131	—	—	—
Fund shares redeemed	7,303	6,814	4,257	4,872
Variation margin on futures contracts	560	487	408	248
Accrued liabilities:
Investment advisory fees	—	—	25	10
Administration fees	135	118	98	56
Distribution fees	3	2	3	1
Service fees	15	13	12	6
Custodian and accounting fees	21	18	15	10
Trustees’ and Chief Compliance Officer’s fees	1	1	1	1
Other	59	65	67	68
Total Liabilities	45,315	34,988	26,265	15,240
Net Assets	$3,312,728	$2,888,951	$2,434,377	$1,472,963

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
NET ASSETS:
Paid-in-Capital	$2,316,782	$1,962,489	$1,645,013	$1,008,137
Total distributable earnings (loss)	995,946	926,462	789,364	464,826
Total Net Assets	$3,312,728	$2,888,951	$2,434,377	$1,472,963
Net Assets:
Class I	$4,672	$5,477	$1,527	$1,376
Class R2	770	24	720	360
Class R3	14,146	11,862	14,233	3,707
Class R4	45,317	37,088	37,343	21,191
Class R5	17,062	16,431	13,450	8,955
Class R6	3,230,761	2,818,069	2,367,104	1,437,374
Total	$3,312,728	$2,888,951	$2,434,377	$1,472,963
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	130	143	40	36
Class R2	21	1	18	9
Class R3	390	309	365	97
Class R4	1,260	969	962	550
Class R5	474	429	347	232
Class R6	89,747	73,464	60,982	37,252
Net Asset Value (a):
Class I — Offering and redemption price per share	$36.06	$38.35	$38.97	$38.61
Class R2 — Offering and redemption price per share	35.81	38.80	38.63	38.39
Class R3 — Offering and redemption price per share	36.30	38.49	39.02	38.49
Class R4 — Offering and redemption price per share	35.98	38.29	38.77	38.50
Class R5 — Offering and redemption price per share	36.01	38.33	38.80	38.57
Class R6 — Offering and redemption price per share	36.00	38.36	38.82	38.59
Cost of investments in non-affiliates	$4,299	$3,738	$3,126	$2,083
Cost of investments in affiliates	2,274,391	1,931,632	1,618,995	994,265
Investment securities on loan, at value (See Note 2.C.)	127	—	—	—
Cost of investment of cash collateral (See Note 2.C.)	131	—	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$1,293	$10,082
Investments in affiliates, at value	893,375	111,855
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	595
Receivables:
Investment securities sold	4,724	496
Fund shares sold	527	101
Interest from non-affiliates	22	4
Dividends from non-affiliates	—	23
Dividends from affiliates	51	8
Securities lending income (See Note 2.C.)	3	5
Due from adviser	—	12
Total Assets	899,995	123,181
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)
Distributions	290	29
Investment securities purchased	7,985	1,188
Collateral received on securities loaned (See Note 2.C.)	—	595
Fund shares redeemed	3,563	28
Variation margin on futures contracts	163	27
Accrued liabilities:
Investment advisory fees	3	—
Administration fees	33	—
Distribution fees	1	— (a)
Service fees	6	— (a)
Custodian and accounting fees	8	9
Trustees’ and Chief Compliance Officer’s fees	1	2
Other	51	2
Total Liabilities	12,104	1,880
Net Assets	$887,891	$121,301

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
NET ASSETS:
Paid-in-Capital	$654,325	$104,273
Total distributable earnings (loss)	233,566	17,028
Total Net Assets	$887,891	$121,301
Net Assets:
Class I	$15,153	$57
Class R2	1,176	55
Class R3	1,562	457
Class R4	8,519	300
Class R5	5,156	484
Class R6	856,325	119,948
Total	$887,891	$121,301
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	503	2
Class R2	39	2
Class R3	51	19
Class R4	283	12
Class R5	172	21
Class R6	28,416	5,032
Net Asset Value (a):
Class I — Offering and redemption price per share	$30.12	$23.82
Class R2 — Offering and redemption price per share	29.92	23.74
Class R3 — Offering and redemption price per share	30.38	23.76
Class R4 — Offering and redemption price per share	30.13	23.78
Class R5 — Offering and redemption price per share	30.12	23.82
Class R6 — Offering and redemption price per share	30.13	23.84
Cost of investments in non-affiliates	$1,293	$8,918
Cost of investments in affiliates	651,786	95,327
Investment securities on loan, at value (See Note 2.C.)	—	579
Cost of investment of cash collateral (See Note 2.C.)	—	595

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	91

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,910	$13,391	$17,836	$5,338
Dividend income from affiliates	20,453	24,715	37,932	54,046
Income from securities lending (net) (See Note 2.C.)	9	1	—	— (a)
Total investment income	31,372	38,107	55,768	59,384
EXPENSES:
Investment advisory fees	1,212	1,479	2,311	2,584
Administration fees	606	740	1,156	1,292
Distribution fees:
Class R2	1	5	2	1
Class R3	4	10	17	20
Service fees:
Class I	1	4	9	2
Class R2	— (a)	2	1	— (a)
Class R3	4	10	17	20
Class R4	42	39	60	62
Class R5	11	8	9	13
Custodian and accounting fees	64	49	66	70
Interest expense to affiliates	— (a)	— (a)	— (a)	— (a)
Professional fees	18	38	40	41
Trustees’ and Chief Compliance Officer’s fees	14	15	16	17
Printing and mailing costs	21	23	27	30
Registration and filing fees	59	44	55	54
Transfer agency fees (See Note 2.I.)	11	11	16	16
Other	13	14	18	17
Total expenses	2,081	2,491	3,820	4,239
Less fees waived	(1,467)	(1,766)	(2,737)	(3,053)
Less expense reimbursements	(246)	(226)	(79)	(686)
Net expenses	368	499	1,004	500
Net investment income (loss)	31,004	37,608	54,764	58,884

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(893)	$(421)	$(494)	$(48)
Investments in affiliates	18,662	31,736	31,128	15,014
Futures contracts	687	1,549	8,045	7,764
Net realized gain (loss)	18,456	32,864	38,679	22,730
Distribution of capital gains received from investment company affiliates	1,254	1,631	3,416	4,711
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,428	5,514	7,157	1,671
Investments in affiliates	42,725	47,515	123,106	196,620
Futures contracts	(466)	(1,149)	(3,609)	(3,193)
Change in net unrealized appreciation/depreciation	47,687	51,880	126,654	195,098
Net realized/unrealized gains (losses)	67,397	86,375	168,749	222,539
Change in net assets resulting from operations	$98,401	$123,983	$223,513	$281,423
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	93

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$99	$85	$72	$49
Dividend income from affiliates	50,543	41,387	33,417	20,180
Income from securities lending (net) (See Note 2.C.)	— (a)	—	—	—
Total investment income	50,642	41,472	33,489	20,229
EXPENSES:
Investment advisory fees	2,391	2,069	1,733	1,043
Administration fees	1,195	1,035	866	522
Distribution fees:
Class R2	2	— (a)	3	— (a)
Class R3	17	14	17	3
Service fees:
Class I	5	7	2	2
Class R2	1	— (a)	1	— (a)
Class R3	17	14	17	3
Class R4	55	44	45	26
Class R5	8	7	6	4
Custodian and accounting fees	42	37	31	20
Professional fees	40	39	39	37
Trustees’ and Chief Compliance Officer’s fees	17	17	16	15
Printing and mailing costs	31	32	32	30
Registration and filing fees	51	50	47	46
Transfer agency fees (See Note 2.I.)	16	14	12	10
Other	16	14	12	10
Total expenses	3,904	3,393	2,879	1,771
Less fees waived	(2,819)	(2,446)	(1,960)	(1,227)
Less expense reimbursements	(461)	(87)	(1)	— (a)
Net expenses	624	860	918	544
Net investment income (loss)	50,018	40,612	32,571	19,685

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3	$3	$1	$2
Investments in affiliates	6,471	4,220	2,280	1,172
Futures contracts	6,547	5,645	4,710	2,889
Net realized gain (loss)	13,021	9,868	6,991	4,063
Distribution of capital gains received from investment company affiliates	5,021	4,892	4,358	2,638
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2	2	2	— (a)
Investments in affiliates	215,379	203,276	179,960	108,364
Futures contracts	(2,390)	(2,070)	(1,727)	(1,044)
Change in net unrealized appreciation/depreciation	212,991	201,208	178,235	107,320
Net realized/unrealized gains (losses)	231,033	215,968	189,584	114,021
Change in net assets resulting from operations	$281,051	$256,580	$222,155	$133,706

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	95

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$33	$5
Dividend income from non-affiliates	—	56
Dividend income from affiliates	12,091	1,523
Income from securities lending (net) (See Note 2.C.)	3	20
Total investment income	12,127	1,604
EXPENSES:
Investment advisory fees	618	77
Administration fees	309	39
Distribution fees:
Class R2	3	— (a)
Class R3	1	— (a)
Service fees:
Class I	18	— (a)
Class R2	2	— (a)
Class R3	1	— (a)
Class R4	10	— (a)
Class R5	2	1
Custodian and accounting fees	14	15
Professional fees	36	21
Trustees’ and Chief Compliance Officer’s fees	14	14
Printing and mailing costs	29	14
Registration and filing fees	34	55
Transfer agency fees (See Note 2.I.)	8	2
Other	8	8
Total expenses	1,107	246
Less fees waived	(758)	(116)
Less expense reimbursements	(5)	(98)
Net expenses	344	32
Net investment income (loss)	11,783	1,572

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3	$(4)
Investments in affiliates	121	(28)
Futures contracts	1,747	300
Net realized gain (loss)	1,871	268
Distribution of capital gains received from investment company affiliates	1,581	208
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	— (a)	647
Investments in affiliates	64,174	7,089
Futures contracts	(616)	(92)
Change in net unrealized appreciation/depreciation	63,558	7,644
Net realized/unrealized gains (losses)	67,010	8,120
Change in net assets resulting from operations	$78,793	$9,692

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,004	$33,579	$37,608	$69,110
Net realized gain (loss)	18,456	6,419	32,864	43,136
Distributions of capital gains received from investment company affiliates	1,254	—	1,631	—
Change in net unrealized appreciation/depreciation	47,687	77,997	51,880	91,327
Change in net assets resulting from operations	98,401	117,995	123,983	203,573
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(34)	(8)	(141)	(97)
Class R2	(6)	(1)	(56)	(42)
Class R3	(83)	(6)	(236)	(93)
Class R4	(1,005)	(538)	(1,060)	(930)
Class R5	(763)	(431)	(798)	(517)
Class R6	(49,444)	(24,208)	(68,685)	(65,869)
Total distributions to shareholders	(51,335)	(25,192)	(70,976)	(67,548)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(46,368)	847,726	(36,098)	(111,299)
NET ASSETS:
Change in net assets	698	940,529	16,909	24,726
Beginning of period	1,592,891	652,362	1,945,763	1,921,037
End of period	$1,593,589	$1,592,891	$1,962,672	$1,945,763
SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,764	$88,819	$58,884	$89,367
Net realized gain (loss)	38,679	18,850	22,730	4,676
Distributions of capital gains received from investment company affiliates	3,416	—	4,711	—
Change in net unrealized appreciation/depreciation	126,654	212,945	195,098	279,372
Change in net assets resulting from operations	223,513	320,614	281,423	373,415
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(230)	(207)	(61)	(32)
Class R2	(17)	(10)	(6)	(14)
Class R3	(347)	(138)	(376)	(144)
Class R4	(1,465)	(1,119)	(1,386)	(1,113)
Class R5	(879)	(560)	(895)	(610)
Class R6	(97,384)	(80,521)	(102,881)	(80,771)
Total distributions to shareholders	(100,322)	(82,555)	(105,605)	(82,684)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	43,564	140,569	142,314	152,342
NET ASSETS:
Change in net assets	166,755	378,628	318,132	443,073
Beginning of period	2,957,829	2,579,201	3,247,634	2,804,561
End of period	$3,124,584	$2,957,829	$3,565,766	$3,247,634
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50,018	$71,448	$40,612	$55,306
Net realized gain (loss)	13,021	5,442	9,868	3,059
Distributions of capital gains received from investment company affiliates	5,021	—	4,892	—
Change in net unrealized appreciation/depreciation	212,991	285,065	201,208	261,107
Change in net assets resulting from operations	281,051	361,955	256,580	319,472
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(114)	(95)	(122)	(98)
Class R2	(16)	(8)	—	(11)
Class R3	(314)	(113)	(242)	(66)
Class R4	(1,107)	(851)	(828)	(601)
Class R5	(439)	(358)	(389)	(281)
Class R6	(86,191)	(65,196)	(69,089)	(50,892)
Total distributions to shareholders	(88,181)	(66,621)	(70,670)	(51,949)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	130,711	138,021	136,835	73,690
NET ASSETS:
Change in net assets	323,581	433,355	322,745	341,213
Beginning of period	2,989,147	2,555,792	2,566,206	2,224,993
End of period	$3,312,728	$2,989,147	$2,888,951	$2,566,206
SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$32,571	$42,415	$19,685	$25,691
Net realized gain (loss)	6,991	7,860	4,063	2,013
Distributions of capital gains received from investment company affiliates	4,358	—	2,638	—
Change in net unrealized appreciation/depreciation	178,235	220,177	107,320	133,324
Change in net assets resulting from operations	222,155	270,452	133,706	161,028
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(34)	(30)	(30)	(18)
Class R2	(10)	(15)	(8)	(6)
Class R3	(289)	(43)	(75)	(25)
Class R4	(824)	(587)	(457)	(337)
Class R5	(316)	(208)	(205)	(152)
Class R6	(57,473)	(38,953)	(34,253)	(23,704)
Total distributions to shareholders	(58,946)	(39,836)	(35,028)	(24,242)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	140,369	104,161	98,949	44,719
NET ASSETS:
Change in net assets	303,578	334,777	197,627	181,505
Beginning of period	2,130,799	1,796,022	1,275,336	1,093,831
End of period	$2,434,377	$2,130,799	$1,472,963	$1,275,336
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,783	$14,397	$1,572	$1,278
Net realized gain (loss)	1,871	2,398	268	(592)
Distributions of capital gains received from investment company affiliates	1,581	—	208	—
Change in net unrealized appreciation/depreciation	63,558	75,390	7,644	7,186
Change in net assets resulting from operations	78,793	92,185	9,692	7,872
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(331)	(248)	(1)	(1)
Class R2	(21)	(13)	(1)	— (a)
Class R3	(34)	(4)	(9)	— (a)
Class R4	(188)	(121)	(7)	— (a)
Class R5	(120)	(73)	(11)	(1)
Class R6	(20,677)	(12,742)	(2,710)	(852)
Total distributions to shareholders	(21,371)	(13,201)	(2,739)	(854)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	98,556	68,469	30,671	45,777
NET ASSETS:
Change in net assets	155,978	147,453	37,624	52,795
Beginning of period	731,913	584,460	83,677	30,882
End of period	$887,891	$731,913	$121,301	$83,677

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$216	$150	$637	$256
Net assets acquired in Fund reorganization (See Note 8)	—	547	—	—
Distributions reinvested	34	8	141	97
Cost of shares redeemed	(77)	(130)	(95)	(89)
Change in net assets resulting from Class I capital transactions	173	575	683	264
Class R2
Proceeds from shares issued	21	10	88	87
Net assets acquired in Fund reorganization (See Note 8)	—	135	—	—
Distributions reinvested	6	1	56	42
Cost of shares redeemed	(1)	—	(1)	(4)
Change in net assets resulting from Class R2 capital transactions	26	146	143	125
Class R3
Proceeds from shares issued	427	3,337	1,458	7,261
Net assets acquired in Fund reorganization (See Note 8)	—	1,126	—	—
Distributions reinvested	8	2	28	68
Cost of shares redeemed	(1,332)	(954)	(3,099)	(1,269)
Change in net assets resulting from Class R3 capital transactions	(897)	3,511	(1,613)	6,060
Class R4
Proceeds from shares issued	2,328	4,292	1,791	5,008
Net assets acquired in Fund reorganization (See Note 8)	—	14,428	—	—
Distributions reinvested	1,005	538	1,060	930
Cost of shares redeemed	(3,470)	(3,762)	(2,814)	(5,258)
Change in net assets resulting from Class R4 capital transactions	(137)	15,496	37	680
Class R5
Proceeds from shares issued	8,672	4,907	15,724	1,641
Net assets acquired in Fund reorganization (See Note 8)	—	7,384	—	—
Distributions reinvested	763	431	798	517
Cost of shares redeemed	(7,134)	(2,960)	(10,724)	(1,684)
Change in net assets resulting from Class R5 capital transactions	2,301	9,762	5,798	474
Class R6
Proceeds from shares issued	80,078	231,922	105,541	384,670
Net assets acquired in Fund reorganization (See Note 8)	—	815,101	—	—
Distributions reinvested	48,411	23,616	66,655	64,108
Cost of shares redeemed	(176,323)	(252,403)	(213,342)	(567,680)
Change in net assets resulting from Class R6 capital transactions	(47,834)	818,236	(41,146)	(118,902)
Total change in net assets resulting from capital transactions	$(46,368)	$847,726	$(36,098)	$(111,299)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS:
Class I
Issued	11	9	25	11
Shares issued in connection with Fund reorganization (See Note 8)	—	30	—	—
Reinvested	2	— (a)	6	4
Redeemed	(4)	(7)	(4)	(3)
Change in Class I Shares	9	32	27	12
Class R2
Issued	1	1	4	4
Shares issued in connection with Fund reorganization (See Note 8)	—	7	—	—
Reinvested	— (a)	— (a)	2	2
Redeemed	— (a)	—	— (a)	— (a)
Change in Class R2 Shares	1	8	6	6
Class R3
Issued	21	174	56	303
Shares issued in connection with Fund reorganization (See Note 8)	—	60	—	—
Reinvested	— (a)	— (a)	1	3
Redeemed	(65)	(50)	(121)	(53)
Change in Class R3 Shares	(44)	184	(64)	253
Class R4
Issued	117	231	71	212
Shares issued in connection with Fund reorganization (See Note 8)	—	789	—	—
Reinvested	51	30	42	41
Redeemed	(173)	(202)	(112)	(224)
Change in Class R4 Shares	(5)	848	1	29
Class R5
Issued	428	265	608	69
Shares issued in connection with Fund reorganization (See Note 8)	—	404	—	—
Reinvested	38	24	32	23
Redeemed	(360)	(159)	(426)	(72)
Change in Class R5 Shares	106	534	214	20
Class R6
Issued	4,019	12,645	4,162	16,571
Shares issued in connection with Fund reorganization (See Note 8)	—	44,517	—	—
Reinvested	2,438	1,303	2,650	2,790
Redeemed	(8,819)	(13,575)	(8,419)	(24,118)
Change in Class R6 Shares	(2,362)	44,890	(1,607)	(4,757)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

104	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$283	$824	$689	$103
Distributions reinvested	230	203	61	29
Cost of shares redeemed	(456)	(739)	(78)	(28)
Change in net assets resulting from Class I capital transactions	57	288	672	104
Class R2
Proceeds from shares issued	48	165	10	271
Distributions reinvested	17	10	6	14
Cost of shares redeemed	(5)	(6)	— (a)	(472)
Change in net assets resulting from Class R2 capital transactions	60	169	16	(187)
Class R3
Proceeds from shares issued	2,299	10,257	3,414	11,236
Distributions reinvested	22	98	74	91
Cost of shares redeemed	(4,247)	(1,927)	(6,179)	(1,496)
Change in net assets resulting from Class R3 capital transactions	(1,926)	8,428	(2,691)	9,831
Class R4
Proceeds from shares issued	2,772	7,525	2,794	6,674
Distributions reinvested	1,465	1,119	1,385	1,113
Cost of shares redeemed	(2,812)	(5,290)	(3,687)	(5,184)
Change in net assets resulting from Class R4 capital transactions	1,425	3,354	492	2,603
Class R5
Proceeds from shares issued	17,715	3,114	14,269	3,305
Distributions reinvested	879	560	894	609
Cost of shares redeemed	(10,980)	(3,930)	(10,176)	(2,708)
Change in net assets resulting from Class R5 capital transactions	7,614	(256)	4,987	1,206
Class R6
Proceeds from shares issued	190,881	555,974	237,510	599,042
Distributions reinvested	94,834	78,491	99,049	77,668
Cost of shares redeemed	(249,381)	(505,879)	(197,721)	(537,925)
Change in net assets resulting from Class R6 capital transactions	36,334	128,586	138,838	138,785
Total change in net assets resulting from capital transactions	$43,564	$140,569	$142,314	$152,342
SHARE TRANSACTIONS:
Class I
Issued	10	32	20	4
Reinvested	8	8	2	1
Redeemed	(15)	(29)	(2)	(1)
Change in Class I Shares	3	11	20	4

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	2	6	— (a)	9
Reinvested	1	— (a)	— (a)	— (a)
Redeemed	— (a)	— (a)	— (a)	(16)
Change in Class R2 Shares	3	6	— (a)	(7)
Class R3
Issued	78	381	103	375
Reinvested	1	4	2	3
Redeemed	(144)	(72)	(185)	(50)
Change in Class R3 Shares	(65)	313	(80)	328
Class R4
Issued	96	285	86	225
Reinvested	50	43	42	38
Redeemed	(98)	(200)	(112)	(178)
Change in Class R4 Shares	48	128	16	85
Class R5
Issued	596	117	423	112
Reinvested	30	22	27	21
Redeemed	(383)	(147)	(313)	(90)
Change in Class R5 Shares	243	(8)	137	43
Class R6
Issued	6,582	21,206	7,228	20,446
Reinvested	3,268	3,027	2,994	2,675
Redeemed	(8,590)	(19,019)	(6,025)	(18,179)
Change in Class R6 Shares	1,260	5,214	4,197	4,942

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

106	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$205	$170	$28	$34
Distributions reinvested	114	95	98	75
Cost of shares redeemed	(125)	(504)	(177)	(281)
Change in net assets resulting from Class I capital transactions	194	(239)	(51)	(172)
Class R2
Proceeds from shares issued	104	591	13	21
Distributions reinvested	16	8	—	11
Cost of shares redeemed	(15)	(405)	— (a)	(717)
Change in net assets resulting from Class R2 capital transactions	105	194	13	(685)
Class R3
Proceeds from shares issued	2,590	9,515	2,437	6,826
Distributions reinvested	63	56	38	20
Cost of shares redeemed	(2,599)	(1,780)	(1,722)	(1,630)
Change in net assets resulting from Class R3 capital transactions	54	7,791	753	5,216
Class R4
Proceeds from shares issued	2,195	4,622	2,550	5,780
Distributions reinvested	1,107	851	828	601
Cost of shares redeemed	(2,487)	(2,789)	(2,163)	(2,333)
Change in net assets resulting from Class R4 capital transactions	815	2,684	1,215	4,048
Class R5
Proceeds from shares issued	5,661	2,730	6,805	2,426
Distributions reinvested	439	358	378	273
Cost of shares redeemed	(6,919)	(1,622)	(5,967)	(2,132)
Change in net assets resulting from Class R5 capital transactions	(819)	1,466	1,216	567
Class R6
Proceeds from shares issued	216,093	508,127	205,151	435,057
Distributions reinvested	83,229	62,952	66,351	48,810
Cost of shares redeemed	(168,960)	(444,954)	(137,813)	(419,151)
Change in net assets resulting from Class R6 capital transactions	130,362	126,125	133,689	64,716
Total change in net assets resulting from capital transactions	$130,711	$138,021	$136,835	$73,690
SHARE TRANSACTIONS:
Class I
Issued	6	5	1	1
Reinvested	3	3	2	2
Redeemed	(3)	(16)	(4)	(8)
Change in Class I Shares	6	(8)	(1)	(5)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	3	19	— (a)	1
Reinvested	— (a)	— (a)	—	1
Redeemed	(1)	(13)	— (a)	(22)
Change in Class R2 Shares	2	6	— (a)	(20)
Class R3
Issued	72	296	65	203
Reinvested	2	2	1	1
Redeemed	(72)	(57)	(46)	(49)
Change in Class R3 Shares	2	241	20	155
Class R4
Issued	62	147	68	174
Reinvested	31	27	22	18
Redeemed	(71)	(88)	(58)	(69)
Change in Class R4 Shares	22	86	32	123
Class R5
Issued	156	86	177	72
Reinvested	12	11	10	8
Redeemed	(197)	(51)	(160)	(63)
Change in Class R5 Shares	(29)	46	27	17
Class R6
Issued	6,062	16,174	5,426	13,135
Reinvested	2,312	2,022	1,730	1,486
Redeemed	(4,763)	(13,968)	(3,660)	(12,574)
Change in Class R6 Shares	3,611	4,228	3,496	2,047

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

108	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$34	$84	$323	$29
Distributions reinvested	34	30	30	18
Cost of shares redeemed	(45)	(366)	(119)	(5)
Change in net assets resulting from Class I capital transactions	23	(252)	234	42
Class R2
Proceeds from shares issued	73	833	288	68
Distributions reinvested	10	15	7	6
Cost of shares redeemed	(541)	(579)	(13)	(354)
Change in net assets resulting from Class R2 capital transactions	(458)	269	282	(280)
Class R3
Proceeds from shares issued	3,123	9,942	1,878	989
Distributions reinvested	14	4	27	8
Cost of shares redeemed	(1,791)	(778)	(305)	(398)
Change in net assets resulting from Class R3 capital transactions	1,346	9,168	1,600	599
Class R4
Proceeds from shares issued	2,232	4,259	1,572	3,061
Distributions reinvested	824	587	457	337
Cost of shares redeemed	(2,376)	(3,195)	(1,807)	(1,391)
Change in net assets resulting from Class R4 capital transactions	680	1,651	222	2,007
Class R5
Proceeds from shares issued	5,070	2,206	3,410	1,793
Distributions reinvested	315	208	205	152
Cost of shares redeemed	(4,419)	(1,266)	(3,344)	(1,217)
Change in net assets resulting from Class R5 capital transactions	966	1,148	271	728
Class R6
Proceeds from shares issued	192,412	383,093	149,037	280,467
Distributions reinvested	53,690	36,282	33,636	23,273
Cost of shares redeemed	(108,290)	(327,198)	(86,333)	(262,117)
Change in net assets resulting from Class R6 capital transactions	137,812	92,177	96,340	41,623
Total change in net assets resulting from capital transactions	$140,369	$104,161	$98,949	$44,719
SHARE TRANSACTIONS:
Class I
Issued	1	3	8	1
Reinvested	1	1	1	1
Redeemed	(1)	(11)	(3)	— (a)
Change in Class I Shares	1	(7)	6	2

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	2	24	8	2
Reinvested	— (a)	1	— (a)	— (a)
Redeemed	(14)	(17)	(1)	(11)
Change in Class R2 Shares	(12)	8	7	(9)
Class R3
Issued	82	293	50	30
Reinvested	— (a)	— (a)	1	— (a)
Redeemed	(47)	(23)	(8)	(12)
Change in Class R3 Shares	35	270	43	18
Class R4
Issued	58	128	41	92
Reinvested	21	18	12	10
Redeemed	(63)	(95)	(48)	(41)
Change in Class R4 Shares	16	51	5	61
Class R5
Issued	130	67	87	54
Reinvested	8	6	5	5
Redeemed	(118)	(38)	(90)	(37)
Change in Class R5 Shares	20	35	2	22
Class R6
Issued	5,039	11,470	3,934	8,425
Reinvested	1,382	1,098	871	709
Redeemed	(2,847)	(9,676)	(2,280)	(7,841)
Change in Class R6 Shares	3,574	2,892	2,525	1,293

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

110	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$24	$34	$—	$18
Distributions reinvested	331	248	1	1
Cost of shares redeemed	(27)	(71)	— (a)	(3)
Change in net assets resulting from Class I capital transactions	328	211	1	16
Class R2
Proceeds from shares issued	103	255	22	—
Distributions reinvested	21	13	1	— (a)
Cost of shares redeemed	(39)	(48)	—	—
Change in net assets resulting from Class R2 capital transactions	85	220	23	— (a)
Class R3
Proceeds from shares issued	1,185	412	296	193
Distributions reinvested	15	3	1	— (a)
Cost of shares redeemed	(131)	(53)	(68)	(28)
Change in net assets resulting from Class R3 capital transactions	1,069	362	229	165
Class R4
Proceeds from shares issued	1,724	1,968	269	— (a)
Distributions reinvested	187	121	7	— (a)
Cost of shares redeemed	(1,265)	(376)	(4)	— (a)
Change in net assets resulting from Class R4 capital transactions	646	1,713	272	— (a)
Class R5
Proceeds from shares issued	2,079	1,494	176	282
Distributions reinvested	120	73	11	1
Cost of shares redeemed	(1,081)	(1,457)	(50)	(26)
Change in net assets resulting from Class R5 capital transactions	1,118	110	137	257
Class R6
Proceeds from shares issued	124,080	240,040	40,370	68,476
Distributions reinvested	20,386	12,567	2,686	842
Cost of shares redeemed	(49,156)	(186,754)	(13,047)	(23,979)
Change in net assets resulting from Class R6 capital transactions	95,310	65,853	30,009	45,339
Total change in net assets resulting from capital transactions	$98,556	$68,469	$30,671	$45,777
SHARE TRANSACTIONS:
Class I
Issued	1	1	—	1
Reinvested	11	10	— (a)	— (a)
Redeemed	(1)	(3)	— (a)	(1)
Change in Class I Shares	11	8	— (a)	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	3	10	1	—
Reinvested	1	— (a)	— (a)	— (a)
Redeemed	(1)	(2)	—	—
Change in Class R2 Shares	3	8	1	— (a)
Class R3
Issued	39	16	12	10
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(4)	(2)	(3)	(1)
Change in Class R3 Shares	35	14	9	9
Class R4
Issued	59	75	11	— (a)
Reinvested	7	5	— (a)	— (a)
Redeemed	(43)	(14)	— (a)	— (a)
Change in Class R4 Shares	23	66	11	— (a)
Class R5
Issued	70	59	7	13
Reinvested	4	3	1	— (a)
Redeemed	(37)	(56)	(2)	(1)
Change in Class R5 Shares	37	6	6	12
Class R6
Issued	4,198	9,231	1,729	3,320
Reinvested	675	490	112	41
Redeemed	(1,663)	(7,080)	(558)	(1,167)
Change in Class R6 Shares	3,210	2,641	1,283	2,194

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

112	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend Income Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$19.34	$0.37	$0.83	$1.20	$(0.63)	$—	$(0.63)
Year Ended June 30, 2025	18.10	0.67	1.14	1.81	(0.57)	—	(0.57)
Year Ended June 30, 2024	17.05	0.54	1.03	1.57	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.42	0.42	0.61	1.03	(0.40)	—	(0.40)
Year Ended June 30, 2022	19.48	0.38	(2.66)	(2.28)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.33	2.28	2.61	(0.34)	(0.44)	(0.78)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	19.25	0.32	0.82	1.14	(0.56)	—	(0.56)
Year Ended June 30, 2025	18.06	0.65	1.06	1.71	(0.52)	—	(0.52)
Year Ended June 30, 2024	17.02	0.48	1.00	1.48	(0.44)	—	(0.44)
Year Ended June 30, 2023	16.41	0.36	0.59	0.95	(0.34)	—	(0.34)
Year Ended June 30, 2022	19.47	0.26	(2.64)	(2.38)	(0.13)	(0.55)	(0.68)
Year Ended June 30, 2021	17.64	0.24	2.28	2.52	(0.25)	(0.44)	(0.69)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	19.80	0.33	0.87	1.20	(0.56)	—	(0.56)
Year Ended June 30, 2025	18.54	0.66	1.15	1.81	(0.55)	—	(0.55)
Year Ended June 30, 2024	17.00	0.47	1.07	1.54	—	—	—
Year Ended June 30, 2023	16.39	0.36	0.63	0.99	(0.38)	—	(0.38)
Year Ended June 30, 2022	19.47	0.34	(2.67)	(2.33)	(0.20)	(0.55)	(0.75)
Year Ended June 30, 2021	17.64	0.28	2.28	2.56	(0.29)	(0.44)	(0.73)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	19.26	0.36	0.83	1.19	(0.62)	—	(0.62)
Year Ended June 30, 2025	18.06	0.65	1.16	1.81	(0.61)	—	(0.61)
Year Ended June 30, 2024	17.02	0.56	1.00	1.56	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.41	0.44	0.60	1.04	(0.43)	—	(0.43)
Year Ended June 30, 2022	19.48	0.39	(2.68)	(2.29)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.47	2.15	2.62	(0.35)	(0.44)	(0.79)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	19.27	0.38	0.84	1.22	(0.65)	—	(0.65)
Year Ended June 30, 2025	18.07	0.68	1.16	1.84	(0.64)	—	(0.64)
Year Ended June 30, 2024	17.03	0.59	1.00	1.59	(0.55)	—	(0.55)
Year Ended June 30, 2023	16.42	0.46	0.60	1.06	(0.45)	—	(0.45)
Year Ended June 30, 2022	19.48	0.41	(2.68)	(2.27)	(0.24)	(0.55)	(0.79)
Year Ended June 30, 2021	17.64	0.35	2.30	2.65	(0.37)	(0.44)	(0.81)
SEE NOTES TO FINANCIAL STATEMENTS.

114	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$19.91	6.18%	$1,122	0.29%	3.67%	0.58%	7%
19.34	10.22	921	0.29	3.61	0.61	32
18.10	9.35	291	0.32	3.18	0.51	33
17.05	6.42	1,581	0.31	2.55	0.52	37
16.42	(12.25)	3,519	0.27	2.05	0.50	54
19.48	14.98	6,243	0.27	1.75	0.56	116

19.83	5.94	206	0.79	3.17	1.03	7
19.25	9.62	174	0.79	3.47	1.00	32
18.06	8.81	20	0.81	2.77	2.31	33
17.02	5.91	19	0.80	2.16	1.04	37
16.41	(12.71)	17	0.78	1.37	1.03	54
19.47	14.42	56	0.77	1.25	1.06	116

20.44	6.08	3,099	0.54	3.19	0.76	7
19.80	9.93	3,861	0.54	3.47	0.75	32
18.54	9.06	195	0.57	2.74	0.88	33
17.00	6.16	743	0.56	2.16	0.77	37
16.39	(12.48)	5,767	0.53	1.79	0.76	54
19.47	14.71	9,146	0.52	1.51	0.79	116

19.83	6.17	33,215	0.29	3.60	0.50	7
19.26	10.23	32,354	0.29	3.51	0.51	32
18.06	9.30	15,027	0.32	3.25	0.52	33
17.02	6.48	15,175	0.31	2.65	0.52	37
16.41	(12.30)	13,606	0.28	2.09	0.51	54
19.48	15.01	13,511	0.27	2.47	0.54	116

19.84	6.31	24,207	0.14	3.81	0.35	7
19.27	10.39	21,475	0.14	3.64	0.36	32
18.07	9.45	10,477	0.17	3.39	0.37	33
17.03	6.63	11,304	0.16	2.75	0.37	37
16.42	(12.18)	14,108	0.13	2.19	0.36	54
19.48	15.21	21,633	0.12	1.88	0.40	116
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend Income Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$19.29	$0.39	$0.83	$1.22	$(0.66)	$—	$(0.66)
Year Ended June 30, 2025	18.09	0.71	1.14	1.85	(0.65)	—	(0.65)
Year Ended June 30, 2024	17.05	0.61	1.00	1.61	(0.57)	—	(0.57)
Year Ended June 30, 2023	16.44	0.48	0.60	1.08	(0.47)	—	(0.47)
Year Ended June 30, 2022	19.49	0.43	(2.68)	(2.25)	(0.25)	(0.55)	(0.80)
Year Ended June 30, 2021	17.65	0.39	2.28	2.67	(0.39)	(0.44)	(0.83)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

116	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$19.85	6.33%	$1,531,740	0.04%	3.84%	0.25%	7%
19.29	10.47	1,534,106	0.04	3.79	0.26	32
18.09	9.57	626,352	0.07	3.51	0.27	33
17.05	6.74	640,121	0.06	2.92	0.27	37
16.44	(12.07)	538,482	0.03	2.30	0.26	54
19.49	15.32	712,820	0.02	2.04	0.29	116

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2025 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$24.55	$0.47	$1.10	$1.57	$(0.89)	$—	$(0.89)
Year Ended June 30, 2025	22.95	0.76	1.59	2.35	(0.75)	—	(0.75)
Year Ended June 30, 2024	21.42	0.66	1.49	2.15	(0.62)	—	(0.62)
Year Ended June 30, 2023	20.26	0.49	1.08	1.57	(0.41)	—	(0.41)
Year Ended June 30, 2022	24.44	0.47	(3.61)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.88	0.39	3.98	4.37	(0.40)	(0.41)	(0.81)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	24.33	0.40	1.10	1.50	(0.77)	—	(0.77)
Year Ended June 30, 2025	22.76	0.64	1.58	2.22	(0.65)	—	(0.65)
Year Ended June 30, 2024	21.27	0.56	1.45	2.01	(0.52)	—	(0.52)
Year Ended June 30, 2023	20.19	0.42	1.05	1.47	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.43	0.36	(3.62)	(3.26)	(0.24)	(0.74)	(0.98)
Year Ended June 30, 2021	20.88	0.27	3.97	4.24	(0.28)	(0.41)	(0.69)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	24.78	0.42	1.15	1.57	(0.82)	—	(0.82)
Year Ended June 30, 2025	23.17	0.75	1.57	2.32	(0.71)	—	(0.71)
Year Ended June 30, 2024	21.33	0.59	1.50	2.09	(0.25)	—	(0.25)
Year Ended June 30, 2023	20.20	0.40	1.12	1.52	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.40	0.41	(3.60)	(3.19)	(0.27)	(0.74)	(1.01)
Year Ended June 30, 2021	20.86	0.33	3.96	4.29	(0.34)	(0.41)	(0.75)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	24.46	0.46	1.11	1.57	(0.88)	—	(0.88)
Year Ended June 30, 2025	22.88	0.76	1.58	2.34	(0.76)	—	(0.76)
Year Ended June 30, 2024	21.35	0.66	1.48	2.14	(0.61)	—	(0.61)
Year Ended June 30, 2023	20.28	0.51	1.06	1.57	(0.50)	—	(0.50)
Year Ended June 30, 2022	24.46	0.48	(3.62)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.91	0.48	3.88	4.36	(0.40)	(0.41)	(0.81)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	24.49	0.50	1.10	1.60	(0.93)	—	(0.93)
Year Ended June 30, 2025	22.90	0.79	1.59	2.38	(0.79)	—	(0.79)
Year Ended June 30, 2024	21.37	0.68	1.49	2.17	(0.64)	—	(0.64)
Year Ended June 30, 2023	20.28	0.52	1.09	1.61	(0.52)	—	(0.52)
Year Ended June 30, 2022	24.45	0.51	(3.62)	(3.11)	(0.32)	(0.74)	(1.06)
Year Ended June 30, 2021	20.89	0.41	3.99	4.40	(0.43)	(0.41)	(0.84)
SEE NOTES TO FINANCIAL STATEMENTS.

118	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.23	6.40%	$4,139	0.29%	3.66%	0.52%	7%
24.55	10.47	3,376	0.30	3.22	0.52	31
22.95	10.18	2,893	0.32	3.03	0.52	31
21.42	7.89	4,455	0.31	2.40	0.50	35
20.26	(13.48)	12,346	0.30	2.01	0.50	50
24.44	21.19	22,423	0.29	1.67	0.53	107

25.06	6.16	1,889	0.79	3.12	1.00	7
24.33	9.91	1,696	0.80	2.72	0.99	31
22.76	9.58	1,465	0.82	2.58	1.03	31
21.27	7.41	1,260	0.81	2.04	1.00	35
20.19	(13.95)	1,103	0.80	1.56	1.00	50
24.43	20.54	1,230	0.79	1.18	1.03	107

25.53	6.32	7,647	0.54	3.22	0.75	7
24.78	10.19	8,987	0.55	3.14	0.74	31
23.17	9.85	2,533	0.57	2.71	0.78	31
21.33	7.69	4,169	0.56	1.97	0.75	35
20.20	(13.70)	29,917	0.55	1.76	0.75	50
24.40	20.82	47,880	0.54	1.43	0.78	107

25.15	6.42	31,279	0.29	3.58	0.49	7
24.46	10.43	30,383	0.30	3.22	0.49	31
22.88	10.15	27,763	0.32	3.04	0.50	31
21.35	7.93	29,511	0.31	2.50	0.50	35
20.28	(13.47)	30,405	0.30	2.07	0.49	50
24.46	21.14	32,349	0.29	2.07	0.53	107

25.16	6.52	22,489	0.14	3.93	0.34	7
24.49	10.62	16,663	0.15	3.37	0.34	31
22.90	10.29	15,109	0.17	3.14	0.35	31
21.37	8.13	21,647	0.16	2.55	0.35	35
20.28	(13.37)	43,290	0.15	2.18	0.34	50
24.45	21.35	72,428	0.14	1.79	0.38	107
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2025 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$24.49	$0.49	$1.11	$1.60	$(0.94)	$—	$(0.94)
Year Ended June 30, 2025	22.90	0.81	1.59	2.40	(0.81)	—	(0.81)
Year Ended June 30, 2024	21.38	0.72	1.47	2.19	(0.67)	—	(0.67)
Year Ended June 30, 2023	20.30	0.57	1.05	1.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	24.46	0.54	(3.63)	(3.09)	(0.33)	(0.74)	(1.07)
Year Ended June 30, 2021	20.90	0.46	3.96	4.42	(0.45)	(0.41)	(0.86)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

120	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.15	6.55%	$1,895,229	0.04%	3.82%	0.24%	7%
24.49	10.73	1,884,658	0.05	3.44	0.24	31
22.90	10.42	1,871,274	0.07	3.32	0.24	31
21.38	8.20	1,826,031	0.06	2.78	0.24	35
20.30	(13.28)	1,718,926	0.05	2.31	0.24	50
24.46	21.46	2,118,605	0.04	1.99	0.27	107

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2030 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$27.89	$0.48	$1.61	$2.09	$(0.89)	$—	$(0.89)
Year Ended June 30, 2025	25.70	0.77	2.16	2.93	(0.74)	—	(0.74)
Year Ended June 30, 2024	23.56	0.68	2.08	2.76	(0.62)	—	(0.62)
Year Ended June 30, 2023	21.86	0.48	1.64	2.12	(0.42)	—	(0.42)
Year Ended June 30, 2022	26.66	0.50	(4.14)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.81	0.40	5.12	5.52	(0.41)	(0.26)	(0.67)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	27.75	0.42	1.58	2.00	(0.77)	—	(0.77)
Year Ended June 30, 2025	25.59	0.66	2.13	2.79	(0.63)	—	(0.63)
Year Ended June 30, 2024	23.46	0.55	2.07	2.62	(0.49)	—	(0.49)
Year Ended June 30, 2023	21.90	0.44	1.56	2.00	(0.44)	—	(0.44)
Year Ended June 30, 2022	26.76	0.44	(4.22)	(3.78)	(0.26)	(0.82)	(1.08)
Year Ended June 30, 2021	21.87	0.27	5.14	5.41	(0.26)	(0.26)	(0.52)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	28.13	0.43	1.64	2.07	(0.82)	—	(0.82)
Year Ended June 30, 2025	25.91	0.76	2.14	2.90	(0.68)	—	(0.68)
Year Ended June 30, 2024	23.43	0.60	2.10	2.70	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.77	0.39	1.67	2.06	(0.40)	—	(0.40)
Year Ended June 30, 2022	26.59	0.44	(4.13)	(3.69)	(0.31)	(0.82)	(1.13)
Year Ended June 30, 2021	21.75	0.34	5.10	5.44	(0.34)	(0.26)	(0.60)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	27.83	0.49	1.59	2.08	(0.89)	—	(0.89)
Year Ended June 30, 2025	25.64	0.77	2.16	2.93	(0.74)	—	(0.74)
Year Ended June 30, 2024	23.50	0.67	2.08	2.75	(0.61)	—	(0.61)
Year Ended June 30, 2023	21.87	0.52	1.60	2.12	(0.49)	—	(0.49)
Year Ended June 30, 2022	26.67	0.51	(4.15)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.82	0.51	5.01	5.52	(0.41)	(0.26)	(0.67)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	27.85	0.56	1.55	2.11	(0.94)	—	(0.94)
Year Ended June 30, 2025	25.66	0.81	2.16	2.97	(0.78)	—	(0.78)
Year Ended June 30, 2024	23.51	0.70	2.09	2.79	(0.64)	—	(0.64)
Year Ended June 30, 2023	21.87	0.53	1.62	2.15	(0.51)	—	(0.51)
Year Ended June 30, 2022	26.66	0.54	(4.15)	(3.61)	(0.36)	(0.82)	(1.18)
Year Ended June 30, 2021	21.80	0.42	5.14	5.56	(0.44)	(0.26)	(0.70)
SEE NOTES TO FINANCIAL STATEMENTS.

122	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$29.09	7.49%	$7,749	0.31%	3.29%	0.50%	7%
27.89	11.63	7,380	0.32	2.91	0.50	25
25.70	11.86	6,523	0.33	2.80	0.51	31
23.56	9.86	6,269	0.32	2.15	0.50	31
21.86	(14.35)	13,080	0.32	1.95	0.49	49
26.66	25.56	24,992	0.32	1.62	0.52	94

28.98	7.22	675	0.81	2.85	1.01	7
27.75	11.07	588	0.81	2.48	0.99	25
25.59	11.28	378	0.83	2.28	1.12	31
23.46	9.32	384	0.82	1.98	1.00	31
21.90	(14.78)	140	0.82	1.79	1.01	49
26.76	24.95	44	0.82	1.10	1.05	94

29.38	7.35	12,858	0.56	2.93	0.74	7
28.13	11.38	14,136	0.56	2.85	0.74	25
25.91	11.57	4,921	0.58	2.48	0.75	31
23.43	9.60	6,248	0.57	1.74	0.74	31
21.77	(14.58)	44,192	0.57	1.73	0.74	49
26.59	25.27	64,653	0.57	1.36	0.77	94

29.02	7.49	49,052	0.31	3.32	0.49	7
27.83	11.64	45,699	0.32	2.92	0.49	25
25.64	11.84	38,818	0.33	2.79	0.49	31
23.50	9.89	37,680	0.32	2.32	0.49	31
21.87	(14.35)	39,828	0.32	2.02	0.49	49
26.67	25.57	42,877	0.32	2.04	0.52	94

29.02	7.58	27,966	0.16	3.78	0.34	7
27.85	11.79	20,051	0.17	3.06	0.34	25
25.66	12.03	18,671	0.18	2.89	0.34	31
23.51	10.05	25,006	0.17	2.36	0.34	31
21.87	(14.25)	44,084	0.17	2.09	0.34	49
26.66	25.79	87,630	0.17	1.72	0.37	94
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2030 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$27.86	$0.52	$1.60	$2.12	$(0.96)	$—	$(0.96)
Year Ended June 30, 2025	25.66	0.84	2.16	3.00	(0.80)	—	(0.80)
Year Ended June 30, 2024	23.53	0.74	2.07	2.81	(0.68)	—	(0.68)
Year Ended June 30, 2023	21.90	0.58	1.59	2.17	(0.54)	—	(0.54)
Year Ended June 30, 2022	26.67	0.58	(4.15)	(3.57)	(0.38)	(0.82)	(1.20)
Year Ended June 30, 2021	21.81	0.48	5.11	5.59	(0.47)	(0.26)	(0.73)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

124	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$29.02	7.62%	$3,026,284	0.06%	3.56%	0.24%	7%
27.86	11.94	2,869,975	0.07	3.16	0.24	25
25.66	12.12	2,509,890	0.08	3.07	0.24	31
23.53	10.11	2,293,258	0.07	2.59	0.24	31
21.90	(14.12)	2,051,907	0.07	2.26	0.24	49
26.67	25.90	2,411,541	0.06	1.93	0.27	94

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2035 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$31.42	$0.56	$2.12	$2.68	$(0.95)	$—	$(0.95)
Year Ended June 30, 2025	28.62	0.80	2.74	3.54	(0.74)	—	(0.74)
Year Ended June 30, 2024	25.81	0.67	2.77	3.44	(0.63)	—	(0.63)
Year Ended June 30, 2023	23.50	0.49	2.24	2.73	(0.42)	—	(0.42)
Year Ended June 30, 2022	28.89	0.60	(4.64)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.56	0.45	6.37	6.82	(0.47)	(0.02)	(0.49)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	31.44	0.45	2.14	2.59	(0.66)	—	(0.66)
Year Ended June 30, 2025	28.70	0.63	2.77	3.40	(0.66)	—	(0.66)
Year Ended June 30, 2024	25.95	0.58	2.75	3.33	(0.58)	—	(0.58)
Year Ended June 30, 2023	23.70	0.67	1.94	2.61	(0.36)	—	(0.36)
Year Ended June 30, 2022	28.90	0.20	(4.42)	(4.22)	(0.05)	(0.93)	(0.98)
Year Ended June 30, 2021	22.58	0.37	6.32	6.69	(0.35)	(0.02)	(0.37)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	31.48	0.46	2.17	2.63	(0.85)	—	(0.85)
Year Ended June 30, 2025	28.67	0.78	2.70	3.48	(0.67)	—	(0.67)
Year Ended June 30, 2024	25.68	0.60	2.76	3.36	(0.37)	—	(0.37)
Year Ended June 30, 2023	23.43	0.38	2.28	2.66	(0.41)	—	(0.41)
Year Ended June 30, 2022	28.84	0.51	(4.61)	(4.10)	(0.38)	(0.93)	(1.31)
Year Ended June 30, 2021	22.53	0.40	6.34	6.74	(0.41)	(0.02)	(0.43)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	31.33	0.52	2.14	2.66	(0.93)	—	(0.93)
Year Ended June 30, 2025	28.55	0.79	2.74	3.53	(0.75)	—	(0.75)
Year Ended June 30, 2024	25.73	0.69	2.74	3.43	(0.61)	—	(0.61)
Year Ended June 30, 2023	23.52	0.53	2.19	2.72	(0.51)	—	(0.51)
Year Ended June 30, 2022	28.91	0.59	(4.63)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.59	0.62	6.20	6.82	(0.48)	(0.02)	(0.50)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	31.37	0.58	2.11	2.69	(0.98)	—	(0.98)
Year Ended June 30, 2025	28.58	0.84	2.74	3.58	(0.79)	—	(0.79)
Year Ended June 30, 2024	25.76	0.73	2.75	3.48	(0.66)	—	(0.66)
Year Ended June 30, 2023	23.54	0.55	2.20	2.75	(0.53)	—	(0.53)
Year Ended June 30, 2022	28.91	0.61	(4.61)	(4.00)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2021	22.58	0.49	6.37	6.86	(0.51)	(0.02)	(0.53)
SEE NOTES TO FINANCIAL STATEMENTS.

126	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$33.15	8.52%	$2,186	0.27%	3.38%	0.55%	4%
31.42	12.58	1,439	0.29	2.68	0.55	24
28.62	13.50	1,207	0.31	2.56	0.54	22
25.81	11.78	2,765	0.31	2.01	0.51	25
23.50	(14.78)	6,629	0.29	2.12	0.50	32
28.89	30.42	13,615	0.30	1.74	0.53	50

33.37	8.25	291	0.77	2.68	1.02	4
31.44	12.01	260	0.79	2.13	0.99	24
28.70	12.97	425	0.81	2.16	1.10	22
25.95	11.16	333	0.81	2.68	1.15	25
23.70	(15.18)	20	0.79	0.70	1.02	32
28.90	29.78	673	0.79	1.36	1.00	50

33.26	8.35	15,199	0.52	2.76	0.74	4
31.48	12.34	16,911	0.54	2.63	0.74	24
28.67	13.20	5,994	0.56	2.27	0.75	22
25.68	11.51	7,679	0.56	1.60	0.74	25
23.43	(14.98)	32,276	0.54	1.85	0.74	32
28.84	30.07	40,550	0.55	1.51	0.77	50

33.06	8.49	50,653	0.27	3.15	0.49	4
31.33	12.58	47,540	0.29	2.67	0.49	24
28.55	13.52	40,860	0.31	2.61	0.49	22
25.73	11.77	39,322	0.31	2.19	0.49	25
23.52	(14.77)	38,531	0.29	2.15	0.49	32
28.91	30.37	38,286	0.31	2.36	0.53	50

33.08	8.58	31,513	0.12	3.50	0.34	4
31.37	12.76	25,514	0.14	2.82	0.34	24
28.58	13.68	22,041	0.16	2.74	0.34	22
25.76	11.93	25,074	0.16	2.26	0.34	25
23.54	(14.64)	35,173	0.14	2.20	0.34	32
28.91	30.59	68,066	0.16	1.87	0.38	50
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2035 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$31.38	$0.57	$2.14	$2.71	$(1.01)	$—	$(1.01)
Year Ended June 30, 2025	28.58	0.87	2.75	3.62	(0.82)	—	(0.82)
Year Ended June 30, 2024	25.77	0.77	2.73	3.50	(0.69)	—	(0.69)
Year Ended June 30, 2023	23.55	0.60	2.18	2.78	(0.56)	—	(0.56)
Year Ended June 30, 2022	28.92	0.66	(4.65)	(3.99)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2021	22.58	0.56	6.33	6.89	(0.53)	(0.02)	(0.55)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

128	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$33.08	8.63%	$3,465,924	0.02%	3.42%	0.24%	4%
31.38	12.90	3,155,970	0.04	2.91	0.24	24
28.58	13.79	2,734,034	0.06	2.90	0.24	22
25.77	12.04	2,312,149	0.06	2.48	0.24	25
23.55	(14.58)	1,949,560	0.04	2.37	0.24	32
28.92	30.76	2,230,329	0.05	2.11	0.27	50

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2040 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$33.84	$0.52	$2.60	$3.12	$(0.90)	$—	$(0.90)
Year Ended June 30, 2025	30.52	0.73	3.30	4.03	(0.71)	—	(0.71)
Year Ended June 30, 2024	27.16	0.67	3.31	3.98	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.42	0.48	2.70	3.18	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.22	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.46	7.29	7.75	(0.45)	—	(0.45)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	33.55	0.44	2.57	3.01	(0.75)	—	(0.75)
Year Ended June 30, 2025	30.29	0.63	3.20	3.83	(0.57)	—	(0.57)
Year Ended June 30, 2024	27.00	0.50	3.31	3.81	(0.52)	—	(0.52)
Year Ended June 30, 2023	24.40	0.71	2.33	3.04	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.25	0.40	(4.91)	(4.51)	(0.34)	(1.00)	(1.34)
Year Ended June 30, 2021	22.93	0.30	7.31	7.61	(0.29)	—	(0.29)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	34.03	0.46	2.64	3.10	(0.83)	—	(0.83)
Year Ended June 30, 2025	30.71	0.74	3.23	3.97	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.01	0.58	3.33	3.91	(0.21)	—	(0.21)
Year Ended June 30, 2023	24.32	0.36	2.74	3.10	(0.41)	—	(0.41)
Year Ended June 30, 2022	30.13	0.52	(4.93)	(4.41)	(0.40)	(1.00)	(1.40)
Year Ended June 30, 2021	22.86	0.39	7.27	7.66	(0.39)	—	(0.39)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	33.76	0.51	2.61	3.12	(0.90)	—	(0.90)
Year Ended June 30, 2025	30.45	0.74	3.28	4.02	(0.71)	—	(0.71)
Year Ended June 30, 2024	27.09	0.67	3.29	3.96	(0.60)	—	(0.60)
Year Ended June 30, 2023	24.41	0.52	2.66	3.18	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.21	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.63	7.12	7.75	(0.46)	—	(0.46)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	33.81	0.54	2.61	3.15	(0.95)	—	(0.95)
Year Ended June 30, 2025	30.50	0.79	3.28	4.07	(0.76)	—	(0.76)
Year Ended June 30, 2024	27.12	0.69	3.33	4.02	(0.64)	—	(0.64)
Year Ended June 30, 2023	24.44	0.53	2.68	3.21	(0.53)	—	(0.53)
Year Ended June 30, 2022	30.21	0.64	(4.95)	(4.31)	(0.46)	(1.00)	(1.46)
Year Ended June 30, 2021	22.92	0.49	7.29	7.78	(0.49)	—	(0.49)
SEE NOTES TO FINANCIAL STATEMENTS.

130	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$36.06	9.22%	$4,672	0.28%	2.90%	0.51%	3%
33.84	13.40	4,204	0.29	2.30	0.51	18
30.52	14.82	4,021	0.32	2.38	0.52	14
27.16	13.22	3,010	0.31	1.90	0.51	22
24.42	(15.25)	5,656	0.30	2.07	0.50	30
30.22	34.02	8,625	0.32	1.69	0.53	41

35.81	8.98	770	0.78	2.48	1.01	3
33.55	12.80	625	0.79	2.00	1.00	18
30.29	14.26	378	0.82	1.80	1.12	14
27.00	12.66	363	0.81	2.78	1.07	22
24.40	(15.68)	29	0.80	1.38	1.08	30
30.25	33.34	38	0.83	1.14	1.05	41

36.30	9.10	14,146	0.53	2.57	0.74	3
34.03	13.11	13,192	0.54	2.31	0.74	18
30.71	14.53	4,530	0.57	2.06	0.75	14
27.01	12.94	5,191	0.56	1.42	0.74	22
24.32	(15.44)	29,263	0.55	1.79	0.75	30
30.13	33.66	42,002	0.57	1.46	0.77	41

35.98	9.24	45,317	0.28	2.87	0.49	3
33.76	13.41	41,789	0.29	2.33	0.49	18
30.45	14.80	35,098	0.32	2.37	0.49	14
27.09	13.25	32,552	0.31	2.07	0.49	22
24.41	(15.26)	32,393	0.30	2.09	0.50	30
30.21	34.00	34,312	0.33	2.33	0.53	41

36.01	9.32	17,062	0.13	3.03	0.34	3
33.81	13.54	17,001	0.14	2.49	0.34	18
30.50	15.02	13,907	0.17	2.44	0.35	14
27.12	13.37	16,583	0.16	2.11	0.35	22
24.44	(15.10)	24,949	0.15	2.20	0.34	30
30.21	34.17	54,184	0.17	1.80	0.38	41
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2040 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$33.81	$0.56	$2.61	$3.17	$(0.98)	$—	$(0.98)
Year Ended June 30, 2025	30.50	0.82	3.28	4.10	(0.79)	—	(0.79)
Year Ended June 30, 2024	27.13	0.74	3.31	4.05	(0.68)	—	(0.68)
Year Ended June 30, 2023	24.45	0.60	2.63	3.23	(0.55)	—	(0.55)
Year Ended June 30, 2022	30.21	0.67	(4.95)	(4.28)	(0.48)	(1.00)	(1.48)
Year Ended June 30, 2021	22.92	0.56	7.25	7.81	(0.52)	—	(0.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

132	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$36.00	9.39%	$3,230,761	0.03%	3.14%	0.24%	3%
33.81	13.65	2,912,336	0.04	2.58	0.24	18
30.50	15.14	2,497,858	0.07	2.64	0.24	14
27.13	13.49	2,110,679	0.06	2.35	0.24	22
24.45	(15.01)	1,728,200	0.05	2.33	0.25	30
30.21	34.30	2,001,424	0.07	2.03	0.27	41

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2045 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$35.73	$0.50	$2.99	$3.49	$(0.87)	$—	$(0.87)
Year Ended June 30, 2025	32.01	0.69	3.70	4.39	(0.67)	—	(0.67)
Year Ended June 30, 2024	28.19	0.62	3.78	4.40	(0.58)	—	(0.58)
Year Ended June 30, 2023	25.07	0.49	3.06	3.55	(0.43)	—	(0.43)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.97	0.45	8.02	8.47	(0.44)	—	(0.44)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	35.44	0.66	2.70	3.36	—	—	—
Year Ended June 30, 2025	31.77	0.42	3.77	4.19	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.09	0.53	3.70	4.23	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.06	1.05	2.36	3.41	(0.38)	—	(0.38)
Year Ended June 30, 2022	31.02	0.34	(5.06)	(4.72)	(0.35)	(0.89)	(1.24)
Year Ended June 30, 2021	22.98	0.30	8.03	8.33	(0.29)	—	(0.29)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	35.84	0.47	2.99	3.46	(0.81)	—	(0.81)
Year Ended June 30, 2025	32.09	0.68	3.64	4.32	(0.57)	—	(0.57)
Year Ended June 30, 2024	28.07	0.52	3.81	4.33	(0.31)	—	(0.31)
Year Ended June 30, 2023	24.98	0.33	3.14	3.47	(0.38)	—	(0.38)
Year Ended June 30, 2022	30.93	0.52	(5.15)	(4.63)	(0.43)	(0.89)	(1.32)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	35.67	0.51	2.98	3.49	(0.87)	—	(0.87)
Year Ended June 30, 2025	31.97	0.70	3.68	4.38	(0.68)	—	(0.68)
Year Ended June 30, 2024	28.13	0.63	3.77	4.40	(0.56)	—	(0.56)
Year Ended June 30, 2023	25.07	0.49	3.05	3.54	(0.48)	—	(0.48)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.98	0.62	7.85	8.47	(0.45)	—	(0.45)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	35.74	0.56	2.96	3.52	(0.93)	—	(0.93)
Year Ended June 30, 2025	32.02	0.74	3.70	4.44	(0.72)	—	(0.72)
Year Ended June 30, 2024	28.18	0.66	3.79	4.45	(0.61)	—	(0.61)
Year Ended June 30, 2023	25.10	0.50	3.09	3.59	(0.51)	—	(0.51)
Year Ended June 30, 2022	31.02	0.63	(5.17)	(4.54)	(0.49)	(0.89)	(1.38)
Year Ended June 30, 2021	22.98	0.46	8.06	8.52	(0.48)	—	(0.48)
SEE NOTES TO FINANCIAL STATEMENTS.

134	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$38.35	9.77%	$5,477	0.31%	2.65%	0.50%	4%
35.73	13.90	5,149	0.32	2.05	0.50	18
32.01	15.81	4,775	0.34	2.13	0.51	13
28.19	14.38	5,768	0.33	1.87	0.50	22
25.07	(15.55)	7,763	0.32	2.05	0.50	26
31.00	37.07	10,992	0.34	1.63	0.53	36

38.80	9.48	24	0.81	3.48	1.25	4
35.44	13.33	10	0.82	1.26	0.99	18
31.77	15.23	677	0.84	1.81	1.06	13
28.09	13.78	277	0.83	3.92	1.23	22
25.06	(15.96)	16	0.82	1.13	1.03	26
31.02	36.37	36	0.84	1.08	1.05	36

38.49	9.64	11,862	0.56	2.46	0.74	4
35.84	13.61	10,332	0.56	2.02	0.74	18
32.09	15.53	4,306	0.59	1.80	0.76	13
28.07	14.06	5,303	0.58	1.27	0.75	22
24.98	(15.76)	18,610	0.57	1.76	0.75	26
30.93	36.74	23,407	0.59	1.37	0.77	36

38.29	9.80	37,088	0.31	2.68	0.49	4
35.67	13.89	33,429	0.32	2.09	0.49	18
31.97	15.83	26,021	0.34	2.15	0.49	13
28.13	14.35	23,518	0.33	1.87	0.50	22
25.07	(15.55)	24,219	0.32	2.07	0.50	26
31.00	37.04	23,361	0.35	2.25	0.53	36

38.33	9.85	16,431	0.16	2.94	0.34	4
35.74	14.07	14,382	0.17	2.21	0.34	18
32.02	15.99	12,300	0.19	2.23	0.35	13
28.18	14.54	13,964	0.18	1.92	0.35	22
25.10	(15.45)	20,491	0.17	2.08	0.35	26
31.02	37.29	42,522	0.20	1.69	0.38	36
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2045 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$35.77	$0.56	$2.99	$3.55	$(0.96)	$—	$(0.96)
Year Ended June 30, 2025	32.05	0.78	3.69	4.47	(0.75)	—	(0.75)
Year Ended June 30, 2024	28.22	0.71	3.77	4.48	(0.65)	—	(0.65)
Year Ended June 30, 2023	25.14	0.57	3.05	3.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	31.04	0.68	(5.18)	(4.50)	(0.51)	(0.89)	(1.40)
Year Ended June 30, 2021	23.00	0.55	8.00	8.55	(0.51)	—	(0.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

136	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$38.36	9.93%	$2,818,069	0.06%	2.95%	0.24%	4%
35.77	14.17	2,502,904	0.07	2.32	0.24	18
32.05	16.09	2,176,914	0.09	2.43	0.24	13
28.22	14.64	1,765,816	0.08	2.18	0.25	22
25.14	(15.32)	1,398,380	0.07	2.29	0.25	26
31.04	37.40	1,584,255	0.09	1.98	0.27	36

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2050 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$36.17	$0.49	$3.19	$3.68	$(0.83)	$(0.05)	$(0.88)
Year Ended June 30, 2025	32.27	0.65	3.90	4.55	(0.65)	—	(0.65)
Year Ended June 30, 2024	28.30	0.69	3.85	4.54	(0.57)	—	(0.57)
Year Ended June 30, 2023	25.03	0.40	3.22	3.62	(0.35)	—	(0.35)
Year Ended June 30, 2022	31.00	0.61	(5.19)	(4.58)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.96	0.44	8.04	8.48	(0.44)	—	(0.44)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	35.63	0.29	3.24	3.53	(0.48)	(0.05)	(0.53)
Year Ended June 30, 2025	31.83	0.49	3.83	4.32	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.00	0.47	3.87	4.34	(0.51)	—	(0.51)
Year Ended June 30, 2023	24.99	0.90	2.56	3.46	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.99	0.37	(5.10)	(4.73)	(0.35)	(0.92)	(1.27)
Year Ended June 30, 2021	22.95	0.28	8.05	8.33	(0.29)	—	(0.29)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	36.21	0.45	3.18	3.63	(0.77)	(0.05)	(0.82)
Year Ended June 30, 2025	32.32	0.72	3.75	4.47	(0.58)	—	(0.58)
Year Ended June 30, 2024	28.10	0.50	3.96	4.46	(0.24)	—	(0.24)
Year Ended June 30, 2023	24.94	0.31	3.22	3.53	(0.37)	—	(0.37)
Year Ended June 30, 2022	30.93	0.51	(5.15)	(4.64)	(0.43)	(0.92)	(1.35)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	35.99	0.49	3.17	3.66	(0.83)	(0.05)	(0.88)
Year Ended June 30, 2025	32.11	0.65	3.87	4.52	(0.64)	—	(0.64)
Year Ended June 30, 2024	28.14	0.60	3.92	4.52	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.01	0.49	3.11	3.60	(0.47)	—	(0.47)
Year Ended June 30, 2022	30.97	0.61	(5.18)	(4.57)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.95	0.64	7.83	8.47	(0.45)	—	(0.45)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	36.05	0.55	3.14	3.69	(0.89)	(0.05)	(0.94)
Year Ended June 30, 2025	32.15	0.71	3.88	4.59	(0.69)	—	(0.69)
Year Ended June 30, 2024	28.17	0.61	3.96	4.57	(0.59)	—	(0.59)
Year Ended June 30, 2023	25.03	0.49	3.15	3.64	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.97	0.62	(5.15)	(4.53)	(0.49)	(0.92)	(1.41)
Year Ended June 30, 2021	22.94	0.47	8.04	8.51	(0.48)	—	(0.48)
SEE NOTES TO FINANCIAL STATEMENTS.

138	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$38.97	10.15%	$1,527	0.32%	2.53%	0.53%	3%
36.17	14.29	1,395	0.33	1.91	0.52	17
32.27	16.22	1,481	0.35	2.31	0.57	12
28.30	14.63	804	0.34	1.54	0.51	21
25.03	(15.62)	2,505	0.33	2.03	0.50	30
31.00	37.14	4,604	0.34	1.61	0.55	35

38.63	9.88	720	0.82	1.52	1.01	3
35.63	13.71	1,085	0.83	1.48	1.00	17
31.83	15.65	711	0.85	1.61	1.08	12
28.00	14.06	542	0.84	3.37	1.06	21
24.99	(16.03)	24	0.82	1.22	1.04	30
30.99	36.45	46	0.85	1.05	1.06	35

39.02	10.01	14,233	0.57	2.35	0.74	3
36.21	13.99	11,934	0.57	2.14	0.74	17
32.32	15.94	1,953	0.60	1.72	0.77	12
28.10	14.33	2,723	0.59	1.21	0.75	21
24.94	(15.83)	10,840	0.58	1.72	0.75	30
30.93	36.76	15,505	0.59	1.38	0.78	35

38.77	10.15	37,343	0.32	2.54	0.49	3
35.99	14.27	34,061	0.33	1.93	0.49	17
32.11	16.24	28,745	0.35	2.05	0.50	12
28.14	14.61	25,985	0.34	1.87	0.50	21
25.01	(15.60)	24,896	0.33	2.04	0.50	30
30.97	37.11	26,235	0.34	2.31	0.53	35

38.80	10.21	13,450	0.17	2.85	0.34	3
36.05	14.48	11,765	0.18	2.10	0.34	17
32.15	16.41	9,377	0.20	2.09	0.35	12
28.17	14.77	12,384	0.19	1.90	0.35	21
25.03	(15.47)	16,656	0.18	2.07	0.35	30
30.97	37.33	37,779	0.19	1.73	0.38	35
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2050 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$36.07	$0.54	$3.18	$3.72	$(0.92)	$(0.05)	$(0.97)
Year Ended June 30, 2025	32.17	0.74	3.88	4.62	(0.72)	—	(0.72)
Year Ended June 30, 2024	28.20	0.69	3.91	4.60	(0.63)	—	(0.63)
Year Ended June 30, 2023	25.06	0.56	3.10	3.66	(0.52)	—	(0.52)
Year Ended June 30, 2022	30.99	0.68	(5.18)	(4.50)	(0.51)	(0.92)	(1.43)
Year Ended June 30, 2021	22.96	0.55	7.99	8.54	(0.51)	—	(0.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

140	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$38.82	10.30%	$2,367,104	0.07%	2.83%	0.24%	3%
36.07	14.58	2,070,559	0.08	2.20	0.24	17
32.17	16.53	1,753,755	0.10	2.33	0.25	12
28.20	14.88	1,420,575	0.09	2.15	0.25	21
25.06	(15.38)	1,059,409	0.08	2.28	0.25	30
30.99	37.43	1,211,998	0.09	1.96	0.27	35

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2055 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$35.84	$0.51	$3.12	$3.63	$(0.83)	$(0.03)	$(0.86)
Year Ended June 30, 2025	31.98	0.65	3.85	4.50	(0.64)	—	(0.64)
Year Ended June 30, 2024	28.02	0.58	3.93	4.51	(0.55)	—	(0.55)
Year Ended June 30, 2023	24.84	0.45	3.13	3.58	(0.40)	—	(0.40)
Year Ended June 30, 2022	30.75	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.77	0.46	7.95	8.41	(0.43)	—	(0.43)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	35.65	1.09	2.43	3.52	(0.75)	(0.03)	(0.78)
Year Ended June 30, 2025	31.84	0.39	3.92	4.31	(0.50)	—	(0.50)
Year Ended June 30, 2024	27.99	0.47	3.87	4.34	(0.49)	—	(0.49)
Year Ended June 30, 2023	24.81	0.97	2.48	3.45	(0.27)	—	(0.27)
Year Ended June 30, 2022	30.76	0.36	(5.03)	(4.67)	(0.35)	(0.93)	(1.28)
Year Ended June 30, 2021	22.77	0.28	7.99	8.27	(0.28)	—	(0.28)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	35.74	0.52	3.05	3.57	(0.79)	(0.03)	(0.82)
Year Ended June 30, 2025	31.92	0.60	3.80	4.40	(0.58)	—	(0.58)
Year Ended June 30, 2024	27.89	0.51	3.92	4.43	(0.40)	—	(0.40)
Year Ended June 30, 2023	24.73	0.33	3.17	3.50	(0.34)	—	(0.34)
Year Ended June 30, 2022	30.66	0.48	(5.06)	(4.58)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.71	0.39	7.93	8.32	(0.37)	—	(0.37)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	35.73	0.48	3.14	3.62	(0.82)	(0.03)	(0.85)
Year Ended June 30, 2025	31.89	0.65	3.84	4.49	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.93	0.60	3.89	4.49	(0.53)	—	(0.53)
Year Ended June 30, 2023	24.81	0.49	3.08	3.57	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.72	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.75	0.60	7.81	8.41	(0.44)	—	(0.44)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	35.82	0.54	3.11	3.65	(0.87)	(0.03)	(0.90)
Year Ended June 30, 2025	31.97	0.70	3.85	4.55	(0.70)	—	(0.70)
Year Ended June 30, 2024	27.99	0.61	3.94	4.55	(0.57)	—	(0.57)
Year Ended June 30, 2023	24.85	0.48	3.14	3.62	(0.48)	—	(0.48)
Year Ended June 30, 2022	30.74	0.62	(5.10)	(4.48)	(0.48)	(0.93)	(1.41)
Year Ended June 30, 2021	22.76	0.47	7.98	8.45	(0.47)	—	(0.47)
SEE NOTES TO FINANCIAL STATEMENTS.

142	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$38.61	10.12%	$1,376	0.32%	2.67%	0.58%	2%
35.84	14.25	1,055	0.33	1.93	0.59	22
31.98	16.27	900	0.35	2.01	0.59	11
28.02	14.62	1,361	0.34	1.73	0.55	19
24.84	(15.52)	2,092	0.33	2.03	0.52	30
30.75	37.13	3,117	0.34	1.66	0.56	38

38.39	9.87	360	0.82	5.68	1.16	2
35.65	13.67	74	0.83	1.18	1.01	22
31.84	15.67	341	0.85	1.61	1.13	11
27.99	14.04	255	0.84	3.68	1.04	19
24.81	(15.95)	21	0.83	1.19	1.04	30
30.76	36.45	38	0.85	1.05	1.08	38

38.49	9.99	3,707	0.57	2.71	0.76	2
35.74	13.96	1,943	0.58	1.80	0.76	22
31.92	16.01	1,164	0.60	1.75	0.80	11
27.89	14.30	1,161	0.59	1.27	0.77	19
24.73	(15.76)	2,989	0.58	1.60	0.77	30
30.66	36.79	6,346	0.59	1.40	0.79	38

38.50	10.13	21,191	0.32	2.53	0.50	2
35.73	14.27	19,467	0.33	1.94	0.50	22
31.89	16.25	15,441	0.35	2.06	0.51	11
27.93	14.62	13,206	0.34	1.87	0.52	19
24.81	(15.54)	13,033	0.33	2.05	0.52	30
30.72	37.15	12,967	0.34	2.16	0.55	38

38.57	10.20	8,955	0.17	2.82	0.35	2
35.82	14.42	8,207	0.18	2.09	0.35	22
31.97	16.44	6,610	0.20	2.10	0.37	11
27.99	14.80	8,435	0.19	1.86	0.37	19
24.85	(15.40)	13,728	0.18	2.08	0.37	30
30.74	37.33	27,827	0.20	1.73	0.40	38
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2055 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$35.84	$0.54	$3.15	$3.69	$(0.91)	$(0.03)	$(0.94)
Year Ended June 30, 2025	31.99	0.74	3.84	4.58	(0.73)	—	(0.73)
Year Ended June 30, 2024	28.02	0.69	3.90	4.59	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.88	0.56	3.09	3.65	(0.51)	—	(0.51)
Year Ended June 30, 2022	30.76	0.68	(5.13)	(4.45)	(0.50)	(0.93)	(1.43)
Year Ended June 30, 2021	22.78	0.54	7.94	8.48	(0.50)	—	(0.50)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

144	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$38.59	10.29%	$1,437,374	0.07%	2.83%	0.25%	2%
35.84	14.51	1,244,590	0.08	2.20	0.25	22
31.99	16.57	1,069,375	0.10	2.34	0.26	11
28.02	14.91	820,400	0.09	2.16	0.27	19
24.88	(15.31)	588,779	0.08	2.29	0.27	30
30.76	37.44	637,501	0.09	1.95	0.29	38

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2060 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$27.95	$0.38	$2.46	$2.84	$(0.62)	$(0.05)	$(0.67)
Year Ended June 30, 2025	24.94	0.50	3.02	3.52	(0.51)	—	(0.51)
Year Ended June 30, 2024	21.83	0.47	3.04	3.51	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.37	0.38	2.42	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.77	0.86	(4.36)	(3.50)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.63	0.35	6.12	6.47	(0.33)	—	(0.33)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	27.73	0.31	2.42	2.73	(0.49)	(0.05)	(0.54)
Year Ended June 30, 2025	24.77	0.39	2.98	3.37	(0.41)	—	(0.41)
Year Ended June 30, 2024	21.76	0.36	3.01	3.37	(0.36)	—	(0.36)
Year Ended June 30, 2023	19.32	0.33	2.37	2.70	(0.26)	—	(0.26)
Year Ended June 30, 2022	23.76	0.29	(3.91)	(3.62)	(0.28)	(0.54)	(0.82)
Year Ended June 30, 2021	17.61	0.23	6.14	6.37	(0.22)	—	(0.22)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	28.23	0.47	2.35	2.82	(0.62)	(0.05)	(0.67)
Year Ended June 30, 2025	25.26	0.59	2.91	3.50	(0.53)	—	(0.53)
Year Ended June 30, 2024	21.78	0.33	3.15	3.48	—	—	—
Year Ended June 30, 2023	19.29	0.22	2.52	2.74	(0.25)	—	(0.25)
Year Ended June 30, 2022	23.71	0.38	(3.94)	(3.56)	(0.32)	(0.54)	(0.86)
Year Ended June 30, 2021	17.58	0.29	6.12	6.41	(0.28)	—	(0.28)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	27.97	0.38	2.45	2.83	(0.62)	(0.05)	(0.67)
Year Ended June 30, 2025	24.96	0.52	3.01	3.53	(0.52)	—	(0.52)
Year Ended June 30, 2024	21.84	0.49	3.03	3.52	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.38	0.40	2.40	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.80	0.47	(3.99)	(3.52)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.65	0.32	6.16	6.48	(0.33)	—	(0.33)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	27.98	0.44	2.42	2.86	(0.67)	(0.05)	(0.72)
Year Ended June 30, 2025	24.96	0.53	3.04	3.57	(0.55)	—	(0.55)
Year Ended June 30, 2024	21.83	0.50	3.05	3.55	(0.42)	—	(0.42)
Year Ended June 30, 2023	19.35	0.40	2.43	2.83	(0.35)	—	(0.35)
Year Ended June 30, 2022	23.74	0.50	(3.98)	(3.48)	(0.37)	(0.54)	(0.91)
Year Ended June 30, 2021	17.60	0.38	6.12	6.50	(0.36)	—	(0.36)
SEE NOTES TO FINANCIAL STATEMENTS.

146	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$30.12	10.17%	$15,153	0.32%	2.55%	0.51%	3%
27.95	14.31	13,759	0.33	1.93	0.52	25
24.94	16.25	12,069	0.35	2.07	0.53	9
21.83	14.65	10,506	0.34	1.87	0.55	18
19.37	(15.42)	9,233	0.33	4.00	0.62	21
23.77	36.93	540	0.34	1.63	0.66	34

29.92	9.87	1,176	0.82	2.08	1.02	3
27.73	13.76	1,009	0.83	1.49	1.03	25
24.77	15.65	690	0.85	1.60	1.12	9
21.76	14.14	505	0.84	1.61	1.16	18
19.32	(15.88)	27	0.83	1.28	1.29	21
23.76	36.31	36	0.85	1.11	1.23	34

30.38	10.02	1,562	0.57	3.07	0.80	3
28.23	14.02	444	0.57	2.24	0.81	25
25.26	15.98	53	0.60	1.47	1.28	9
21.78	14.38	207	0.59	1.11	0.81	18
19.29	(15.67)	2,066	0.58	1.68	0.85	21
23.71	36.66	2,590	0.59	1.36	0.90	34

30.13	10.14	8,519	0.32	2.54	0.51	3
27.97	14.34	7,278	0.33	1.98	0.52	25
24.96	16.27	4,849	0.35	2.13	0.54	9
21.84	14.66	3,378	0.34	1.96	0.55	18
19.38	(15.48)	1,980	0.33	2.12	0.61	21
23.80	36.93	338	0.35	1.54	0.73	34

30.12	10.22	5,156	0.17	2.98	0.36	3
27.98	14.51	3,782	0.18	2.04	0.37	25
24.96	16.46	3,239	0.20	2.18	0.41	9
21.83	14.84	2,992	0.19	1.97	0.41	18
19.35	(15.34)	3,030	0.18	2.17	0.44	21
23.74	37.18	7,173	0.19	1.81	0.51	34
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2060 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$28.00	$0.43	$2.44	$2.87	$(0.69)	$(0.05)	$(0.74)
Year Ended June 30, 2025	24.98	0.58	3.02	3.60	(0.58)	—	(0.58)
Year Ended June 30, 2024	21.85	0.55	3.03	3.58	(0.45)	—	(0.45)
Year Ended June 30, 2023	19.37	0.45	2.40	2.85	(0.37)	—	(0.37)
Year Ended June 30, 2022	23.75	0.53	(3.99)	(3.46)	(0.38)	(0.54)	(0.92)
Year Ended June 30, 2021	17.61	0.43	6.09	6.52	(0.38)	—	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

148	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$30.13	10.26%	$856,325	0.07%	2.87%	0.26%	3%
28.00	14.61	705,641	0.08	2.23	0.27	25
24.98	16.60	563,560	0.10	2.38	0.28	9
21.85	14.95	375,082	0.09	2.21	0.30	18
19.37	(15.24)	222,534	0.08	2.33	0.34	21
23.75	37.29	186,508	0.09	1.97	0.39	34

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2065 Fund
Class I
Six Months Ended December 31, 2025 (Unaudited)	$22.11	$0.30	$1.91	$2.21	$(0.45)	$(0.05)	$(0.50)
Year Ended June 30, 2025	19.72	0.43	2.27	2.70	(0.29)	(0.02)	(0.31)
Year Ended June 30, 2024	17.19	0.39	2.37	2.76	(0.23)	—	(0.23)
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	22.04	0.35	1.80	2.15	(0.40)	(0.05)	(0.45)
Year Ended June 30, 2025	19.67	0.29	2.29	2.58	(0.19)	(0.02)	(0.21)
Year Ended June 30, 2024	17.15	0.28	2.39	2.67	(0.15)	—	(0.15)
November 1, 2022 (i) through June 30, 2023	15.00	0.19	2.03	2.22	(0.07)	—	(0.07)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	22.07	0.33	1.85	2.18	(0.44)	(0.05)	(0.49)
Year Ended June 30, 2025	19.70	0.48	2.15	2.63	(0.24)	(0.02)	(0.26)
Year Ended June 30, 2024	17.17	0.33	2.39	2.72	(0.19)	—	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.04	2.25	(0.08)	—	(0.08)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	22.11	0.63	1.58	2.21	(0.49)	(0.05)	(0.54)
Year Ended June 30, 2025	19.72	0.40	2.30	2.70	(0.29)	(0.02)	(0.31)
Year Ended June 30, 2024	17.19	0.37	2.39	2.76	(0.23)	—	(0.23)
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	22.13	0.35	1.88	2.23	(0.49)	(0.05)	(0.54)
Year Ended June 30, 2025	19.74	0.75	1.98	2.73	(0.32)	(0.02)	(0.34)
Year Ended June 30, 2024	17.20	0.43	2.37	2.80	(0.26)	—	(0.26)
November 1, 2022 (i) through June 30, 2023	15.00	0.26	2.03	2.29	(0.09)	—	(0.09)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	22.15	0.36	1.88	2.24	(0.50)	(0.05)	(0.55)
Year Ended June 30, 2025	19.75	0.50	2.26	2.76	(0.34)	(0.02)	(0.36)
Year Ended June 30, 2024	17.21	0.48	2.33	2.81	(0.27)	—	(0.27)
November 1, 2022 (i) through June 30, 2023	15.00	0.32	1.98	2.30	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

150	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$23.82	10.01%	$57	0.31%	2.57%	1.47%	4%
22.11	13.83	52	0.32	2.10	2.10	29
19.72	16.18	32	0.34 (h)	2.14 (h)	3.29 (h)	13
17.19	15.25	23	0.33 (h)	2.29 (h)	16.89 (h)	29

23.74	9.75	55	0.81	2.98	1.26	4
22.04	13.20	30	0.82	1.43	1.48	29
19.67	15.62	26	0.84 (h)	1.56 (h)	3.59 (h)	13
17.15	14.89	23	0.83 (h)	1.76 (h)	17.40 (h)	29

23.76	9.88	457	0.56	2.83	1.01	4
22.07	13.48	208	0.56	2.31	1.07	29
19.70	15.93	27	0.59 (h)	1.81 (h)	3.34 (h)	13
17.17	15.07	23	0.58 (h)	2.01 (h)	17.14 (h)	29

23.78	9.99	300	0.31	5.27	0.74	4
22.11	13.82	31	0.32	1.93	0.99	29
19.72	16.18	27	0.34 (h)	2.06 (h)	3.12 (h)	13
17.19	15.25	23	0.33 (h)	2.26 (h)	16.88 (h)	29

23.82	10.07	484	0.16	2.98	0.59	4
22.13	13.98	320	0.17	3.59	0.75	29
19.74	16.41	51	0.19 (h)	2.35 (h)	2.67 (h)	13
17.20	15.34	23	0.18 (h)	2.41 (h)	16.73 (h)	29

23.84	10.12	119,948	0.06	3.05	0.47	4
22.15	14.12	83,036	0.07	2.41	0.68	29
19.75	16.49	30,719	0.09 (h)	2.62 (h)	1.79 (h)	13
17.21	15.43	7,412	0.08 (h)	2.97 (h)	6.59 (h)	29

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 10 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Blend Income Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2025 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2030 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2035 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2040 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2045 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2050 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2055 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2060 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2065 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Blend Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Blend Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
JPMorgan SmartRetirement® Blend Income Fund acquired all the assets and liabilities of the JPMorgan SmartRetirement® Blend 2020 Fund in a reorganization on April 25, 2025. Please refer to Note 8 discussing the merger.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation

152	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Blend Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$63,496	$1,350	$64,846
Collateralized Mortgage Obligations	—	31,428	—	31,428
Commercial Mortgage-Backed Securities	—	12,162	—	12,162
Corporate Bonds	—	129,042	—	129,042
Exchange-Traded Funds	349,978	—	—	349,978
Foreign Government Securities	—	3,899	—	3,899

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$681,497	$—	$—	$681,497
Mortgage-Backed Securities	—	117,942	—	117,942
Municipal Bonds	—	179	—	179
U.S. Treasury Obligations	—	146,975	—	146,975
Short-Term Investments
Investment Companies	44,331	—	—	44,331
Investment of Cash Collateral from Securities Loaned	1,297	—	—	1,297
Total Short-Term Investments	45,628	—	—	45,628
Total Investments in Securities	$1,077,103	$505,123	$1,350	$1,583,576
Appreciation in Other Financial Instruments
Futures Contracts	$101	$—	$—	$101
Depreciation in Other Financial Instruments
Futures Contracts	$(102)	$—	$—	$(102)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1)	$—	$—	$(1)

JPMorgan SmartRetirement® Blend 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$74,391	$1,575	$75,966
Collateralized Mortgage Obligations	—	38,780	1,957	40,737
Commercial Mortgage-Backed Securities	—	14,024	—	14,024
Corporate Bonds
Aerospace & Defense	—	3,584	—	3,584
Automobiles	—	810	—	810
Banks	—	49,001	—	49,001
Beverages	—	518	—	518
Biotechnology	—	2,623	—	2,623
Broadline Retail	—	414	—	414
Building Products	—	147	—	147
Capital Markets	—	10,402	—	10,402
Chemicals	—	1,895	—	1,895
Commercial Services & Supplies	—	702	—	702
Construction & Engineering	—	301	—	301
Consumer Finance	—	3,888	—	3,888
Consumer Staples Distribution & Retail	—	206	—	206
Containers & Packaging	—	602	—	602
Diversified Consumer Services	—	88	—	88
Diversified REITs	—	1,002	—	1,002
Diversified Telecommunication Services	—	787	—	787
Electric Utilities	—	18,520	—	18,520
Electronic Equipment, Instruments & Components	—	315	—	315
Entertainment	—	1,944	—	1,944
Financial Services	—	3,454	692	4,146
Food Products	—	3,387	—	3,387

154	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2025 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gas Utilities	$—	$314	$—	$314
Ground Transportation	—	1,956	—	1,956
Health Care Equipment & Supplies	—	525	—	525
Health Care Providers & Services	—	5,536	—	5,536
Health Care REITs	—	121	—	121
Hotels, Restaurants & Leisure	—	171	—	171
Independent Power and Renewable Electricity Producers	—	826	—	826
Industrial Conglomerates	—	255	—	255
Industrial REITs	—	451	—	451
Insurance	—	4,377	—	4,377
Interactive Media & Services	—	1,548	—	1,548
IT Services	—	456	—	456
Machinery	—	228	—	228
Media	—	2,498	—	2,498
Metals & Mining	—	1,645	—	1,645
Multi-Utilities	—	2,291	—	2,291
Office REITs	—	269	—	269
Oil, Gas & Consumable Fuels	—	9,924	—	9,924
Passenger Airlines	—	567	—	567
Personal Care Products	—	275	—	275
Pharmaceuticals	—	2,239	—	2,239
Professional Services	—	180	—	180
Residential REITs	—	515	—	515
Retail REITs	—	531	—	531
Semiconductors & Semiconductor Equipment	—	3,525	—	3,525
Software	—	3,780	—	3,780
Specialized REITs	—	2,084	—	2,084
Specialty Retail	—	135	—	135
Technology Hardware, Storage & Peripherals	—	1,842	—	1,842
Tobacco	—	576	—	576
Trading Companies & Distributors	—	218	—	218
Water Utilities	—	533	—	533
Wireless Telecommunication Services	—	1,193	—	1,193
Total Corporate Bonds	—	156,174	692	156,866
Exchange-Traded Funds	442,902	—	—	442,902
Foreign Government Securities	—	3,110	—	3,110
Investment Companies	858,116	—	—	858,116
Mortgage-Backed Securities	—	138,737	—	138,737
Municipal Bonds	—	199	—	199
U.S. Treasury Obligations	—	185,483	—	185,483
Short-Term Investments
Investment Companies	37,440	—	—	37,440
Investment of Cash Collateral from Securities Loaned	72	—	—	72
Total Short-Term Investments	37,512	—	—	37,512
Total Investments in Securities	$1,338,530	$610,898	$4,224	$1,953,652
Appreciation in Other Financial Instruments
Futures Contracts	$58	$—	$—	$58

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2025 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(158)	$—	$—	$(158)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(100)	$—	$—	$(100)

JPMorgan SmartRetirement® Blend 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$95,024	$1,757	$96,781
Collateralized Mortgage Obligations	—	50,505	1,710	52,215
Commercial Mortgage-Backed Securities	—	16,636	—	16,636
Corporate Bonds
Aerospace & Defense	—	4,254	—	4,254
Automobiles	—	798	—	798
Banks	—	66,967	—	66,967
Beverages	—	770	—	770
Biotechnology	—	3,886	—	3,886
Broadline Retail	—	433	—	433
Building Products	—	239	—	239
Capital Markets	—	15,847	—	15,847
Chemicals	—	3,155	—	3,155
Commercial Services & Supplies	—	842	—	842
Construction & Engineering	—	396	—	396
Consumer Finance	—	8,145	—	8,145
Consumer Staples Distribution & Retail	—	226	—	226
Containers & Packaging	—	642	—	642
Diversified Consumer Services	—	88	—	88
Diversified REITs	—	1,338	—	1,338
Diversified Telecommunication Services	—	1,479	—	1,479
Electric Utilities	—	26,195	—	26,195
Electronic Equipment, Instruments & Components	—	430	—	430
Entertainment	—	2,212	—	2,212
Financial Services	—	3,957	692	4,649
Food Products	—	4,060	—	4,060
Gas Utilities	—	485	—	485
Ground Transportation	—	1,947	—	1,947
Health Care Equipment & Supplies	—	572	—	572
Health Care Providers & Services	—	7,072	—	7,072
Health Care REITs	—	422	—	422
Hotels, Restaurants & Leisure	—	985	—	985
Independent Power and Renewable Electricity Producers	—	867	—	867
Industrial Conglomerates	—	283	—	283
Industrial REITs	—	511	—	511
Insurance	—	6,793	—	6,793
Interactive Media & Services	—	2,112	—	2,112
IT Services	—	388	—	388
Machinery	—	231	—	231

156	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2030 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$3,024	$—	$3,024
Metals & Mining	—	1,746	—	1,746
Multi-Utilities	—	3,366	—	3,366
Office REITs	—	247	—	247
Oil, Gas & Consumable Fuels	—	12,073	—	12,073
Passenger Airlines	—	150	—	150
Personal Care Products	—	275	—	275
Pharmaceuticals	—	2,683	—	2,683
Professional Services	—	190	—	190
Residential REITs	—	469	—	469
Retail REITs	—	1,098	—	1,098
Semiconductors & Semiconductor Equipment	—	5,093	—	5,093
Software	—	3,853	—	3,853
Specialized REITs	—	1,964	—	1,964
Specialty Retail	—	131	—	131
Technology Hardware, Storage & Peripherals	—	2,238	—	2,238
Tobacco	—	536	—	536
Trading Companies & Distributors	—	264	—	264
Water Utilities	—	582	—	582
Wireless Telecommunication Services	—	1,558	—	1,558
Total Corporate Bonds	—	210,567	692	211,259
Exchange-Traded Funds	745,826	—	—	745,826
Foreign Government Securities	—	5,212	—	5,212
Investment Companies	1,492,986	—	—	1,492,986
Mortgage-Backed Securities	—	168,514	—	168,514
Municipal Bonds	—	209	—	209
U.S. Treasury Obligations	—	277,567	—	277,567
Short-Term Investments
Investment Companies	59,336	—	—	59,336
Total Investments in Securities	$2,298,148	$824,234	$4,159	$3,126,541
Appreciation in Other Financial Instruments
Futures Contracts	$92	$—	$—	$92
Depreciation in Other Financial Instruments
Futures Contracts	$(1,376)	$—	$—	$(1,376)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,284)	$—	$—	$(1,284)

JPMorgan SmartRetirement® Blend 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,612	$960	$32,572
Collateralized Mortgage Obligations	—	18,202	350	18,552
Commercial Mortgage-Backed Securities	—	5,478	—	5,478
Corporate Bonds	—	55,887	—	55,887
Exchange-Traded Funds	968,945	—	—	968,945

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2035 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$1,508	$—	$1,508
Investment Companies	2,300,032	—	—	2,300,032
Mortgage-Backed Securities	—	49,278	—	49,278
Municipal Bonds	—	56	—	56
U.S. Treasury Obligations	—	78,125	—	78,125
Short-Term Investments
Investment Companies	73,189	—	—	73,189
Investment of Cash Collateral from Securities Loaned	241	—	—	241
Total Short-Term Investments	73,430	—	—	73,430
Total Investments in Securities	$3,342,407	$240,146	$1,310	$3,583,863
Appreciation in Other Financial Instruments
Futures Contracts	$58	$—	$—	$58
Depreciation in Other Financial Instruments
Futures Contracts	$(1,450)	$—	$—	$(1,450)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,392)	$—	$—	$(1,392)

JPMorgan SmartRetirement® Blend 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,049,789	$—	$—	$1,049,789
Investment Companies	2,211,431	—	—	2,211,431
U.S. Treasury Obligations	—	4,300	—	4,300
Short-Term Investments
Investment Companies	64,291	—	—	64,291
Investment of Cash Collateral from Securities Loaned	131	—	—	131
Total Short-Term Investments	64,422	—	—	64,422
Total Investments in Securities	$3,325,642	$4,300	$—	$3,329,942
Depreciation in Other Financial Instruments
Futures Contracts	$(1,240)	$—	$—	$(1,240)

JPMorgan SmartRetirement® Blend 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,010,997	$—	$—	$1,010,997
Investment Companies	1,833,315	—	—	1,833,315
U.S. Treasury Obligations	—	3,739	—	3,739
Short-Term Investments
Investment Companies	53,833	—	—	53,833
Total Investments in Securities	$2,898,145	$3,739	$—	$2,901,884

158	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2045 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(1,080)	$—	$—	$(1,080)

JPMorgan SmartRetirement® Blend 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$909,345	$—	$—	$909,345
Investment Companies	1,484,668	—	—	1,484,668
U.S. Treasury Obligations	—	3,127	—	3,127
Short-Term Investments
Investment Companies	44,722	—	—	44,722
Total Investments in Securities	$2,438,735	$3,127	$—	$2,441,862
Depreciation in Other Financial Instruments
Futures Contracts	$(907)	$—	$—	$(907)

JPMorgan SmartRetirement® Blend 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$551,293	$—	$—	$551,293
Investment Companies	900,057	—	—	900,057
U.S. Treasury Obligations	—	2,083	—	2,083
Short-Term Investments
Investment Companies	26,867	—	—	26,867
Total Investments in Securities	$1,478,217	$2,083	$—	$1,480,300
Depreciation in Other Financial Instruments
Futures Contracts	$(551)	$—	$—	$(551)

JPMorgan SmartRetirement® Blend 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$331,710	$—	$—	$331,710
Investment Companies	543,272	—	—	543,272
U.S. Treasury Obligations	—	1,293	—	1,293
Short-Term Investments
Investment Companies	18,393	—	—	18,393
Total Investments in Securities	$893,375	$1,293	$—	$894,668
Depreciation in Other Financial Instruments
Futures Contracts	$(336)	$—	$—	$(336)

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$45,185	$—	$—	$45,185
Investment Companies	73,773	—	—	73,773
U.S. Treasury Obligations	—	251	—	251
Short-Term Investments
Investment Companies	2,728	—	—	2,728
Investment of Cash Collateral from Securities Loaned	595	—	—	595
Total Short-Term Investments	3,323	—	—	3,323
Total Investments in Securities	$122,281	$251	$—	$122,532
Depreciation in Other Financial Instruments
Futures Contracts	$(49)	$—	$—	$(49)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

160	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
JPMorgan SmartRetirement® Blend Income Fund	$1,260	$(1,260)	$—
JPMorgan SmartRetirement® Blend 2025 Fund	70	(70)	—
JPMorgan SmartRetirement® Blend 2035 Fund	234	(234)	—
JPMorgan SmartRetirement® Blend 2040 Fund	127	(127)	—
JPMorgan SmartRetirement® Blend 2065 Fund	579	(579)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMorgan SmartRetirement® Blend 2030 Fund, JPMorgan SmartRetirement® Blend 2045 Fund, JPMorgan SmartRetirement® Blend 2050 Fund, PMorgan SmartRetirement® Blend 2055 Fund and JPMorgan SmartRetirement® Blend 2060 Fund did not lend out any securities during the six months ended December 31, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Blend Income Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	$29,400	$709	$3,257	$745	$1,980	$29,577	465	$738	$705
JPMorgan BetaBuilders International Equity ETF (a)	158,947	6,568	17,545	2,730	8,450	159,150	2,201	3,648	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,749	665	678	12	67	12,815	138	237	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	44,468	376	4,775	1,101	2,969	44,139	414	366	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	24,631	—	3,305	486	2,514	24,326	327	182	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	163,432	12,402	4,715	(385)	2,184	172,918	23,622	4,202	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	28,643	933	2,217	80	1,534	28,973	4,344	933	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	29,230	1,716	4,697	761	2,744	29,754	1,417	1,089	—
JPMorgan Equity Index Fund Class R6 Shares (a)	337,290	6,593	41,054	13,140	19,679	335,648	3,273	2,040	549
JPMorgan High Yield Fund Class R6 Shares (a)	112,790	4,220	3,503	(9)	706	114,204	17,330	3,740	—
JPMorgan Inflation Managed Bond ETF (a)	79,597	1,035	560	1	(102)	79,971	1,660	1,832	—

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend Income Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (c)	$—	$4,655	$3,358	$—	$—	$1,297	1,297	$4 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c)	79,442	131,744	166,855	—	—	44,331	44,331	1,446	—
Total	$1,100,619	$171,616	$256,519	$18,662	$42,725	$1,077,103		$20,457	$1,254

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $1,260.
(c)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2025 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	$38,276	$1,188	$4,181	$941	$2,583	$38,807	610	$958	$917
JPMorgan BetaBuilders International Equity ETF (a)	206,955	5,343	17,960	3,743	10,757	208,838	2,888	4,800	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,561	950	835	41	59	16,776	181	307	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	57,860	852	6,108	1,746	3,537	57,887	543	474	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	32,056	164	4,198	653	3,236	31,911	429	238	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	196,257	16,864	5,812	(478)	2,624	209,455	28,614	5,035	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	33,460	1,085	2,305	50	1,822	34,112	5,114	1,085	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,052	2,178	5,725	1,115	3,419	39,039	1,859	1,416	—
JPMorgan Equity Index Fund Class R6 Shares (a)	439,299	7,785	49,243	23,935	18,766	440,542	4,296	2,661	714
JPMorgan High Yield Fund Class R6 Shares (a)	132,260	5,743	3,850	(10)	825	134,968	20,481	4,374	—
JPMorgan Inflation Managed Bond ETF (a)	87,582	2,556	1,342	— (c)	(113)	88,683	1,840	2,010	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (d)	—	325	253	—	—	72	72	— (c) *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (d)	70,554	152,305	185,419	—	—	37,440	37,440	1,357	—
Total	$1,349,172	$197,338	$287,231	$31,736	$47,515	$1,338,530		$24,715	$1,631

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $70.
(c)	Amount rounds to less than one thousand.

162	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

(d)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2030 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$77,651	$2,531	$6,616	$1,464	$5,767	$80,797	1,270	$1,994	$1,919
JPMorgan BetaBuilders International Equity ETF (a)	420,503	7,870	23,276	3,949	26,257	435,303	6,019	10,067	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,456	2,057	1,058	16	178	34,649	374	635	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	87,629	1,660	8,097	771	7,312	89,275	838	736	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	42,514	627	5,443	324	4,876	42,898	577	324	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	257,367	22,258	779	(58)	2,951	281,739	38,489	6,690	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,838	2,083	316	1	2,173	41,779	6,263	1,266	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	77,201	5,012	10,260	1,888	7,438	81,279	3,871	2,964	—
JPMorgan Equity Index Fund Class R6 Shares (a)	892,143	10,523	72,423	22,784	65,313	918,340	8,954	5,581	1,497
JPMorgan High Yield Fund Class R6 Shares (a)	154,350	14,804	275	(11)	981	169,849	25,774	5,260	—
JPMorgan Inflation Managed Bond ETF (a)	51,757	11,287	—	—	(140)	62,904	1,305	1,271	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	61,547	166,003	168,214	—	—	59,336	59,336	1,144	—
Total	$2,193,956	$246,715	$296,757	$31,128	$123,106	$2,298,148		$37,932	$3,416

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

JPMorgan SmartRetirement® Blend 2035 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	$104,120	$9,324	$10,180	$1,250	$8,533	$113,047	1,777	$2,734	$2,648
JPMorgan BetaBuilders International Equity ETF (a)	563,831	30,852	26,001	445	40,731	609,858	8,433	13,865	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	44,886	3,961	621	8	227	48,461	523	872	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a) (b)	124,470	3,465	6,687	437	11,167	132,852	1,246	1,071	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	61,301	1,320	5,440	415	7,131	64,727	871	478	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	630,556	86,569	—	—	7,152	724,277	98,945	16,679	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	29,552	2,659	25	—	1,719	33,905	5,083	1,003	—

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2035 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$103,520	$8,250	$10,710	$2,071	$10,583	$113,714	5,415	$4,089	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,192,592	27,527	55,490	10,388	108,574	1,283,591	12,516	7,627	2,063
JPMorgan High Yield Fund Class R6 Shares (a)	126,122	17,620	—	—	803	144,545	21,934	4,365	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (c)	—	241	—	—	—	241	241	— (d) *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c)	51,786	175,681	154,278	—	—	73,189	73,189	1,263	—
Total	$3,032,736	$367,469	$269,432	$15,014	$196,620	$3,342,407		$54,046	$4,711

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $234.
(c)	The rate shown is the current yield as of December 31, 2025.
(d)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2040 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	$109,819	$9,702	$8,400	$933	$9,409	$121,463	1,909	$2,904	$2,821
JPMorgan BetaBuilders International Equity ETF (a)	593,954	42,560	26,743	196	43,455	653,422	9,035	14,844	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	47,880	5,571	941	4	233	52,747	570	938	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	135,987	6,228	6,749	243	12,503	148,212	1,390	1,178	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	68,335	1,602	4,440	302	8,146	73,945	995	539	—
JPMorgan Core Bond Fund Class R6 Shares (a)	128,481	20,285	550	(2)	1,292	149,506	14,320	2,839	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	385,029	60,191	1,043	(160)	4,547	448,564	61,279	10,240	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,822	1,887	8	— (c)	1,104	21,805	3,269	645	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	109,189	8,355	8,734	1,760	11,610	122,180	5,818	4,355	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,255,914	25,499	33,995	3,195	122,551	1,373,164	13,389	8,093	2,200
JPMorgan High Yield Fund Class R6 Shares (a)	82,925	12,768	10	— (c)	529	96,212	14,600	2,888	—

164	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2040 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (d)	$—	$132	$1	$—	$—	$131	131	$— (c) *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (d)	48,468	138,480	122,657	—	—	64,291	64,291	1,080	—
Total	$2,984,803	$333,260	$214,271	$6,471	$215,379	$3,325,642		$50,543	$5,021

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $127.
(c)	Amount rounds to less than one thousand.
(d)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2045 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$103,111	$12,883	$9,646	$777	$8,931	$116,056	1,824	$2,819	$2,788
JPMorgan BetaBuilders International Equity ETF (a)	559,324	51,191	25,181	166	41,326	626,826	8,667	14,130	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	44,955	5,954	710	2	211	50,412	544	890	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	130,561	6,922	4,918	194	12,108	144,867	1,359	1,143	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	66,090	2,425	3,876	220	7,977	72,836	980	525	—
JPMorgan Core Bond Fund Class R6 Shares (a)	67,880	13,122	11	—	683	81,674	7,823	1,517	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	203,422	39,299	—	—	2,326	245,047	33,476	5,474	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,002	1,411	—	—	592	12,005	1,800	347	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	102,522	11,957	10,289	1,368	11,186	116,744	5,559	4,149	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,183,496	53,506	36,793	1,493	117,619	1,319,321	12,864	7,723	2,104
JPMorgan High Yield Fund Class R6 Shares (a)	49,420	8,787	—	—	317	58,524	8,881	1,731	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	46,593	145,501	138,261	—	—	53,833	53,833	939	—
Total	$2,567,376	$352,958	$229,685	$4,220	$203,276	$2,898,145		$41,387	$4,892

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2050 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$90,377	$8,386	$3,176	$409	$8,107	$104,103	1,636	$2,499	$2,477
JPMorgan BetaBuilders International Equity ETF (a)	490,238	53,408	18,352	70	36,653	562,017	7,772	12,573	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,449	6,442	667	2	171	45,397	490	791	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	115,815	8,453	3,572	82	10,895	131,673	1,235	1,026	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	58,476	3,155	2,753	141	7,136	66,155	890	472	—
JPMorgan Core Bond Fund Class R6 Shares (a)	33,822	4,865	—	—	343	39,030	3,738	750	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	101,355	14,581	—	—	1,167	117,103	15,998	2,707	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,323	632	102	—	312	6,165	924	183	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	89,861	12,388	8,675	934	10,216	104,724	4,987	3,695	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,038,072	69,053	29,389	642	104,768	1,183,146	11,536	6,868	1,881
JPMorgan High Yield Fund Class R6 Shares (a)	29,758	4,550	—	—	192	34,500	5,235	1,040	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	40,250	115,399	110,927	—	—	44,722	44,722	813	—
Total	$2,132,796	$301,312	$177,613	$2,280	$179,960	$2,438,735		$33,417	$4,358

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

JPMorgan SmartRetirement® Blend 2055 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$54,093	$7,596	$3,712	$181	$4,954	$63,112	992	$1,509	$1,502
JPMorgan BetaBuilders International Equity ETF (a)	293,419	33,676	8,459	44	22,047	340,727	4,711	7,597	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	23,611	4,069	255	1	96	27,522	297	478	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	69,319	5,440	1,523	56	6,534	79,826	749	620	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	34,999	2,300	1,554	85	4,276	40,106	540	285	—
JPMorgan Core Bond Fund Class R6 Shares (a)	20,243	3,214	—	—	205	23,662	2,266	451	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	60,664	9,631	—	—	698	70,993	9,699	1,629	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,186	388	24	—	187	3,737	560	110	—

166	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

JPMorgan SmartRetirement® Blend 2055 Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$53,784	$8,957	$5,953	$446	$6,254	$63,488	3,023	$2,240	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	621,314	42,549	9,958	359	62,997	717,261	6,994	4,135	1,136
JPMorgan High Yield Fund Class R6 Shares (a)	17,811	2,989	—	—	116	20,916	3,174	626	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	20,672	100,906	94,711	—	—	26,867	26,867	500	—
Total	$1,273,115	$221,715	$126,149	$1,172	$108,364	$1,478,217		$20,180	$2,638

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

JPMorgan SmartRetirement® Blend 2060 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$31,042	$5,875	$1,891	$7	$2,942	$37,975	597	$910	$900
JPMorgan BetaBuilders International Equity ETF (a)	168,386	30,134	6,577	(41)	13,115	205,017	2,835	4,578	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,550	3,076	112	— (b)	46	16,560	179	284	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	39,780	5,716	1,310	2	3,837	48,025	450	369	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	20,085	3,517	2,014	43	2,502	24,133	325	169	—
JPMorgan Core Bond Fund Class R6 Shares (a)	11,617	2,500	—	—	121	14,238	1,364	266	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,813	7,494	—	—	410	42,717	5,835	960	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,828	310	—	—	111	2,249	337	65	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	30,866	7,317	3,894	89	3,824	38,202	1,819	1,343	—
JPMorgan Equity Index Fund Class R6 Shares (a)	356,552	45,085	5,575	21	37,198	433,281	4,225	2,472	681
JPMorgan High Yield Fund Class R6 Shares (a)	10,222	2,295	—	—	68	12,585	1,910	370	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (c)	—	2,256	2,256	—	—	—	—	1 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (c)	13,179	74,926	69,712	—	—	18,393	18,393	305	—
Total	$731,920	$190,501	$93,341	$121	$64,174	$893,375		$12,092	$1,581

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(c)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2065 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	$3,542	$1,869	$594	$(5)	$361	$5,173	82	$118	$116
JPMorgan BetaBuilders International Equity ETF (a)	19,211	7,965	880	(15)	1,645	27,926	386	612	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	1,546	853	147	(4)	7	2,255	24	36	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,325	699	98	— (c)	14	1,940	186	33	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,971	1,928	127	— (c)	47	5,819	795	120	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	209	84	—	—	13	306	46	8	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,522	1,576	366	2	470	5,204	248	186	—
JPMorgan Equity Index Fund Class R6 Shares (a)	40,678	14,609	1,015	(6)	4,524	58,790	573	318	92
JPMorgan High Yield Fund Class R6 Shares (a)	1,166	540	—	—	8	1,714	260	46	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (d)	—	70,827	70,232	—	—	595	595	67 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (d)	1,862	26,871	26,005	—	—	2,728	2,728	46	—
Total	$77,032	$127,821	$99,464	$(28)	$7,089	$112,450		$1,590	$208

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $579.
(c)	Amount rounds to less than one thousand.
(d)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used treasury and index futures contracts to manage and hedge interest rate and equity price risks associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin

168	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2025:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
Futures Contracts:
Average Notional Balance Long	$46,817	$63,259	$134,849	$85,791
Average Notional Balance Short	(4,142)	(1,182)	(8,607)	(1,925)
Ending Notional Balance Long	53,008	63,706	138,129	88,860
Ending Notional Balance Short	(7,336)	(2,703)	(8,178)	(2,703)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
Futures Contracts:
Average Notional Balance Long	$55,488	$48,014	$40,088	$24,166
Average Notional Balance Short	—	—	—	—
Ending Notional Balance Long	57,530	50,084	42,388	25,625
Ending Notional Balance Short	—	—	—	—

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Futures Contracts:
Average Notional Balance Long	$15,339	$2,268
Average Notional Balance Short	—	—
Ending Notional Balance Long	17,335	2,893
Ending Notional Balance Short	—	—
G. Summary of Derivatives Information— The following tables present the value of derivatives held as of December 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Equity Risk Exposure:
Unrealized Depreciation on Futures Contracts *	$—	$—	$(1,173)	$(1,336)	$(1,240)

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$101	$58	$92	$58	$—
Unrealized Depreciation on Futures Contracts *	(102)	(158)	(203)	(114)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(1)	(100)	(1,284)	(1,392)	(1,240)

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Equity Risk Exposure:
Unrealized Depreciation on Futures Contracts *	$(1,080)	$(907)	$(551)	$(336)	$(49)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(1,080)	(907)	(551)	(336)	(49)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended December 31, 2025, by primary underlying risk exposure:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$—	$—	$6,380	$7,066	$6,547
Interest Rate Risk Exposure:
Futures Contracts	687	1,549	1,665	698	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$—	$—	$(2,311)	$(2,591)	$(2,390)
Interest Rate Risk Exposure:
Futures Contracts	(466)	(1,149)	(1,298)	(602)	—

170	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$5,645	$4,710	$2,889	$1,747	$300
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$(2,070)	$(1,727)	$(1,044)	$(616)	$(92)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Blend Income Fund
Transfer agency fees	$1	$— (a)	$— (a)	$— (a)	$— (a)	$10	$11
JPMorgan SmartRetirement® Blend 2025 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	10	11
JPMorgan SmartRetirement® Blend 2030 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	15	16
JPMorgan SmartRetirement® Blend 2035 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	15	16
JPMorgan SmartRetirement® Blend 2040 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	15	16
JPMorgan SmartRetirement® Blend 2045 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	13	14
JPMorgan SmartRetirement® Blend 2050 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	12	12
JPMorgan SmartRetirement® Blend 2055 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	9	10
JPMorgan SmartRetirement® Blend 2060 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	7	8

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Blend 2065 Fund
Transfer agency fees	$— (a)	$— (a)	$— (a)	$— (a)	$— (a)	$2	$2

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.

172	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class R2	Class R3
0.50%	0.25%

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5	Class R6
0.42%	0.92%	0.67%	0.42%	0.27%	0.17%

The expense limitation agreements were in effect for the six months ended December 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the affiliated Underlying Funds and ETFs. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
JPMorgan SmartRetirement® Blend Income Fund	$1,212	$254	$1	$1,467	$246
JPMorgan SmartRetirement® Blend 2025 Fund	1,479	286	1	1,766	226
JPMorgan SmartRetirement® Blend 2030 Fund	2,311	425	1	2,737	79
JPMorgan SmartRetirement® Blend 2035 Fund	2,584	468	1	3,053	686
JPMorgan SmartRetirement® Blend 2040 Fund	2,391	427	1	2,819	461
JPMorgan SmartRetirement® Blend 2045 Fund	2,069	376	1	2,446	87
JPMorgan SmartRetirement® Blend 2050 Fund	1,637	322	1	1,960	1
JPMorgan SmartRetirement® Blend 2055 Fund	1,014	212	1	1,227	— (a)
JPMorgan SmartRetirement® Blend 2060 Fund	617	140	1	758	5
JPMorgan SmartRetirement® Blend 2065 Fund	77	39	— (a)	116	98

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2025, JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund and JPMorgan SmartRetirement Blend 2035 Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Blend Income Fund	$72,543	$117,838	$40,683	$27,128
JPMorgan SmartRetirement® Blend 2025 Fund	89,628	141,884	46,128	20,408
JPMorgan SmartRetirement® Blend 2030 Fund	152,048	179,861	56,553	20,993
JPMorgan SmartRetirement® Blend 2035 Fund	210,070	129,353	37,500	6,497
JPMorgan SmartRetirement® Blend 2040 Fund	194,648	91,614	4,300	3,245
JPMorgan SmartRetirement® Blend 2045 Fund	207,457	91,425	3,740	2,834
JPMorgan SmartRetirement® Blend 2050 Fund	185,915	66,687	3,127	2,288
JPMorgan SmartRetirement® Blend 2055 Fund	120,812	31,440	2,084	1,405
JPMorgan SmartRetirement® Blend 2060 Fund	113,320	21,373	1,293	777
JPMorgan SmartRetirement® Blend 2065 Fund	33,108	3,702	251	117

174	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$1,293,973	$313,249	$23,647	$289,602
JPMorgan SmartRetirement® Blend 2025 Fund	1,569,001	411,093	26,542	384,551
JPMorgan SmartRetirement® Blend 2030 Fund	2,364,063	795,619	34,425	761,194
JPMorgan SmartRetirement® Blend 2035 Fund	2,596,791	1,009,796	24,116	985,680
JPMorgan SmartRetirement® Blend 2040 Fund	2,278,821	1,058,455	8,574	1,049,881
JPMorgan SmartRetirement® Blend 2045 Fund	1,935,370	967,378	1,944	965,434
JPMorgan SmartRetirement® Blend 2050 Fund	1,622,121	820,081	1,247	818,834
JPMorgan SmartRetirement® Blend 2055 Fund	996,348	483,952	551	483,401
JPMorgan SmartRetirement® Blend 2060 Fund	653,079	241,589	336	241,253
JPMorgan SmartRetirement® Blend 2065 Fund	104,840	17,692	49	17,643
At June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$21,377 *	$67,065 *
JPMorgan SmartRetirement® Blend 2025 Fund	17,561	39,473
JPMorgan SmartRetirement® Blend 2030 Fund	9,168	64,460
JPMorgan SmartRetirement® Blend 2035 Fund	3,456	41,688
JPMorgan SmartRetirement® Blend 2040 Fund	—	20,799
JPMorgan SmartRetirement® Blend 2045 Fund	—	6,339
JPMorgan SmartRetirement® Blend 2050 Fund	—	394
JPMorgan SmartRetirement® Blend 2055 Fund	—	1,451

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the Funds deferred to July 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend 2025 Fund	$386	$—
JPMorgan SmartRetirement® Blend 2035 Fund	—	2,695
JPMorgan SmartRetirement® Blend 2040 Fund	—	2,715
JPMorgan SmartRetirement® Blend 2045 Fund	—	3,439
JPMorgan SmartRetirement® Blend 2050 Fund	—	1,760
JPMorgan SmartRetirement® Blend 2060 Fund	—	985
JPMorgan SmartRetirement® Blend 2065 Fund	—	16

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$848	$56
JPMorgan SmartRetirement® Blend 2025 Fund	8,182	29,337
JPMorgan SmartRetirement® Blend 2030 Fund	12,829	268
JPMorgan SmartRetirement® Blend 2035 Fund	15,300	217
JPMorgan SmartRetirement® Blend 2040 Fund	9,498	5,089
JPMorgan SmartRetirement® Blend 2045 Fund	7,332	7,773
JPMorgan SmartRetirement® Blend 2050 Fund	3,472	11,193
JPMorgan SmartRetirement® Blend 2055 Fund	2,285	5,218
JPMorgan SmartRetirement® Blend 2060 Fund	582	3,569
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

176	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

As of December 31, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Blend Income Fund	2	59.0%
JPMorgan SmartRetirement® Blend 2025 Fund	2	58.4
JPMorgan SmartRetirement® Blend 2030 Fund	2	59.0
JPMorgan SmartRetirement® Blend 2035 Fund	2	60.8
JPMorgan SmartRetirement® Blend 2040 Fund	2	60.5
JPMorgan SmartRetirement® Blend 2045 Fund	2	61.1
JPMorgan SmartRetirement® Blend 2050 Fund	2	57.5
JPMorgan SmartRetirement® Blend 2055 Fund	3	70.2
JPMorgan SmartRetirement® Blend 2060 Fund	3	68.7
JPMorgan SmartRetirement® Blend 2065 Fund	4	80.2
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds and ETFs:
% of Net Assets
JPMorgan BetaBuilders Emerging Markets Equity ETF	98.0%
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	74.5
JPMorgan BetaBuilders International Equity ETF	63.6
JPMorgan Equity Index Fund	63.5
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	48.6
JPMorgan Emerging Markets Research Enhanced Equity Fund	37.4
JPMorgan BetaBuilders MSCI US REIT ETF	31.8
JPMorgan Inflation Managed Bond ETF	28.7
JPMorgan Emerging Markets Debt Fund	19.8
JPMorgan High Yield Fund	11.7
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Business Combinations
On August 20-22, 2024, the Board of Trustees of JPM I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $797,425 and identified cost of approximately $698,412 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of April 25, 2025, the Target Fund had net capital loss carryforwards of $55,230.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund
JPMorgan SmartRetirement® Blend 2020 Fund				$99,013
Class I	27	$547	$20.39
Class R2	7	135	20.20
Class R3	55	1,126	20.63
Class R4	713	14,428	20.24
Class R5	365	7,384	20.25
Class R6	40,282	815,101	20.24
Acquiring Fund
JPMorgan SmartRetirement® Blend Income Fund				$79,122
Class I	19	$346	$18.36
Class R2	1	20	18.30
Class R3	147	2,766	18.81
Class R4	909	16,622	18.28
Class R5	746	13,641	18.29
Class R6	36,714	672,237	18.31
Post Reorganization
JPMorgan SmartRetirement® Blend Income Fund				$178,135
Class I	49	$893	$18.36

178	JPMorgan SmartRetirement® Blend Funds	December 31, 2025

	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Class R2	8	155	18.30
Class R3	207	3,892	18.81
Class R4	1,698	31,050	18.28
Class R5	1,150	21,025	18.29
Class R6	81,231	1,487,338	18.31

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on July 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2025, are as follows:
Net investment income (loss)	$58,447
Net realized/unrealized gains (losses)	104,740
Change in net assets resulting from operations	$163,187
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations since April 25, 2025.
9. Reorganization
At a meeting held on November 18-20, 2025, the JPMorgan Trust I Board of Trustees approved the reorganization of JPMorgan SmartRetirement Blend 2025 Fund (the “2025 Fund”) into the JPMorgan SmartRetirement Blend Income Fund (the “Reorganization”), which is expected to occur on or about October 2, 2026, or on such later date as the officers of JPMorgan Trust I determine (the “Closing Date”). Purchases of the 2025 Fund shares will be accepted up to and including the Closing Date. The Reorganization does not require shareholder approval.
It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.

December 31, 2025	JPMorgan SmartRetirement® Blend Funds	179

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-SRB-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
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Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information concerning the Funds and the other J.P. Morgan Funds overseen by the Board in which each Fund may invest (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks, and analyses by the Adviser of the Funds’ and Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds and certain Underlying Funds, including risk and performance return assessments as compared to the Funds’ and/or Underlying Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and Underlying Funds, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser and sub-advisers to provide high quality service to the Funds and Underlying Funds, as applicable;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Funds.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Funds and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the
Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund and Underlying Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits to the Adviser and its affiliates in connection with each Fund’s investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider steps that had been recently taken to improve performance, such as changes to the Funds' investment allocations, the impact of those changes, and future steps that might be taken to improve performance. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Blend Income Fund’s performance for Class I shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the SmartRetirement Blend 2025 Fund’s performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2030 Fund’s performance for Class I and Class R6 shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2035 Fund’s performance for Class I and Class R6 shares was in the second, second and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2040 Fund’s performance for Class I and Class R6 shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2045 Fund’s performance for Class I and Class R6 shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2050 Fund’s performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2055 Fund’s performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2060 Fund’s performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2065 Fund’s performance for Class I and Class R6 shares was in the third quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered the impact of Underlying Fund allocation changes on the Funds' expenses as well as any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Blend Income Fund’s net advisory fee and actual total expenses for Class I shares were in the third quintile of the Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of the Universe, and the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2025 Fund’s net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2030 Fund’s net advisory fee and actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2035 Fund’s net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2040 Fund’s net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2045 Fund’s net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2050 Fund’s net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2055 Fund’s net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2060 Fund’s net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2065 Fund’s net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.

Semi-Annual Financial Statements
J.P. Morgan Preferred and Income Securities Fund
December 31, 2025 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 81.3%
Banks — 44.1%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (a) (b) (c) (d)	23,740	26,494
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (a) (b) (c) (d)	35,200	42,378
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	7,709	7,626
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	4,879	4,952
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (c) (d)	6,746	6,861
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (b) (c) (d)	32,281	33,635
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (b) (c) (d)	25,489	25,889
Bank of Montreal (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 7.70%, 5/26/2084 (a) (d)	4,650	4,937
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (a) (d)	8,355	8,908
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (a) (d)	12,200	12,957
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.88%, 10/27/2085 (a) (d)	4,125	4,229
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (a) (b) (c) (d)	8,464	9,031
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (a) (b) (c) (d)	16,685	18,901
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (d) (e)	14,145	15,088
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	35,687	37,692
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (b) (c) (d) (e)	5,000	5,222
Citigroup, Inc.
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.38%, 5/15/2028 (b) (c) (d)	5,000	5,246
Series AA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.63%, 11/15/2028 (b) (c) (d)	11,000	11,534
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (c) (d)	3,950	4,021
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (c) (d)	7,268	7,493
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (b) (c) (d)	21,755	22,606
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (b) (c) (d)	2,700	2,744
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (b) (c) (d)	25,847	27,260
Citizens Financial Group, Inc. Series C, (3-MONTH CME TERM SOFR + 3.42%), 7.35%, 4/6/2026 (b) (c) (d)	4,094	4,079
Commerzbank AG (Germany) (USD SOFR ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (a) (b) (c) (d) (f)	6,200	6,511
Credit Agricole SA (France)
(USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (b) (c) (d) (e)	18,240	18,579
(USD SOFR ICE Swap Rate 5 Year + 3.58%), 7.13%, 9/23/2035 (a) (b) (c) (d) (e)	5,000	5,206
Fifth Third Bancorp
Series H, (3-MONTH CME TERM SOFR + 3.29%), 6.97%, 1/30/2026 (b) (c) (d)	14,200	14,228
Series J, (3-MONTH CME TERM SOFR + 3.39%), 7.06%, 1/30/2026 (b) (c) (d)	2,925	2,944
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (a) (b) (c) (d)	12,721	13,407
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	1

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028 (a) (b) (c) (d)	4,000	4,078
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (a) (b) (c) (d)	2,685	2,791
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (a) (b) (c) (d)	21,885	20,811
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (a) (b) (c) (d)	10,220	10,719
Huntington Bancshares, Inc. Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.95%), 5.63%, 7/15/2030 (b) (c) (d)	6,214	6,324
ING Groep NV (Netherlands)
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (b) (c) (d) (f)	25,222	27,351
(USD SOFR ICE Swap Rate 5 Year + 4.08%), 7.25%, 11/16/2034 (a) (b) (c) (d) (f)	5,200	5,530
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (a) (b) (c) (d)	20,239	20,962
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (a) (b) (c) (d)	18,075	20,337
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.30%, 11/19/2034 (a) (b) (c) (d)	7,584	8,045
Nordea Bank Abp (Finland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d) (e)	4,396	4,433
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (b) (c) (d) (e)	6,858	7,005
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	32,236	31,602
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (b) (c) (d)	14,505	14,975
Royal Bank of Canada (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (a) (d)	4,520	4,788
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 6.75%, 8/24/2085 (a) (d)	17,625	18,291
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.50%, 11/24/2085 (a) (d)	8,135	8,102
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (d) (e)	14,265	15,237
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (d) (e)	7,770	8,636
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	7,435	7,829
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d) (e)	8,610	8,916
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (b) (c) (d) (e)	5,500	5,885
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.81%), 4.75%, 1/14/2031 (a) (b) (c) (d) (e)	9,435	8,881
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.00%, 11/14/2035 (a) (b) (c) (d) (e)	8,200	8,430
Sumitomo Mitsui Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (a) (b) (c) (d)	9,496	9,791
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (b) (c) (d) (f)	6,200	5,889
Toronto-Dominion Bank (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (a) (d)	7,597	8,011
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.35%, 10/31/2085 (d)	23,744	24,074
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 3/1/2026 (b) (c) (d)	21,047	21,105
US Bancorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	17,865	17,434
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	30,744	30,648
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (c) (d)	3,865	4,122
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (b) (c) (d)	16,949	17,712
		829,402
Capital Markets — 11.2%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (b) (c) (d)	2,500	2,492
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (b) (c) (d)	4,852	4,821
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	6,729	6,629
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.30%, 3/20/2030 (b) (c) (d)	3,059	3,163
Charles Schwab Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	40,345	37,666
Goldman Sachs Group, Inc. (The)
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	2,500	2,464
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (c) (d)	8,358	8,899
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (c) (d)	28,965	30,661
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (b) (c) (d)	20,560	21,381
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (b) (c) (d)	8,310	8,426
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (d)	17,829	18,601
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (c) (d)	9,544	9,994
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	48,034	56,332
		211,529
Commercial Services & Supplies — 0.2%
ILFC E-Capital Trust I 6.35%, 12/21/2065 (e) (g)	4,000	3,344
Consumer Finance — 2.7%
AerCap Ireland Capital DAC (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,390	2,504
Ally Financial, Inc. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (c) (d)	13,610	12,941
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	13,606	13,419
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	10,812	10,682
ILFC E-Capital Trust II 6.60%, 12/21/2065 (e) (g)	12,592	10,822
		50,368
Diversified Telecommunication Services — 0.2%
Bell Canada (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (d)	4,156	4,288
Electric Utilities — 4.9%
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (d)	2,570	2,565
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	7,395	7,762
Electricite de France SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 9.13%, 3/15/2033 (b) (c) (d) (e)	7,630	8,873
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	6,839	6,870
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	10,203	10,713
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	3

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	8,740	8,735
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (d)	12,360	12,334
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (d)	5,630	5,693
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	4,820	5,146
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	4,000	4,156
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	3,417	3,527
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	5,500	5,728
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (d)	4,895	4,851
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	5,103	5,100
		92,053
Financial Services — 1.6%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (a) (b) (c) (d)	22,950	23,585
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 7.76%, 9/15/2028 (b) (c) (d)	6,747	7,117
		30,702
Insurance — 3.9%
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	3,615	3,798
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (d)	6,298	6,293
Meiji Yasuda Life Insurance Co. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.91%), 6.10%, 6/11/2055 (d) (e)	10,000	10,375
MetLife Capital Trust IV 7.88%, 12/15/2037 (e)	12,833	14,187
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
MetLife, Inc. 9.25%, 4/8/2038 (e)	13,675	16,412
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (d)	2,500	2,350
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	3,793	3,907
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	5,120	5,471
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	9,340	9,872
		72,665
Metals & Mining — 0.2%
Vale Overseas Ltd. (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (d) (e)	3,949	3,940
Multi-Utilities — 5.0%
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,320	4,249
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (d)	10,118	9,330
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (d)	2,500	2,571
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (c) (d)	6,538	6,483
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,430	2,631
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	8,230	8,555
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	7,500	7,728
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	16,863	16,941
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	9,880	10,283
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	5,060	5,241
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	2,350	2,302
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	8,590	8,837
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	8,309	8,482
		93,633
Oil, Gas & Consumable Fuels — 6.2%
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	1,725	1,716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (c) (d)	5,540	5,888
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.92%), 6.13%, 3/18/2035 (b) (c) (d)	7,500	7,734
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	15,490	15,637
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	2,530	2,746
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	18,304	20,988
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.69%), 6.50%, 11/15/2026 (b) (c) (d)	2,500	2,511
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (c) (d)	15,106	15,468
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	18,235	18,175
Transcanada Trust (Canada)
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	12,890	12,793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	12,823	12,665
		116,321
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (d)	7,533	7,932
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	9,560	9,556
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	2,750	2,568
		20,056
Total Corporate Bonds (Cost $1,455,500)		1,528,301
	SHARES (000)
Preferred Stocks — 9.8%
Banks — 2.0%
Bank of America Corp.
Series LL, 5.00%, 1/30/2026 ($25 par value) (h)	50	1,038
Series QQ, 4.25%, 11/17/2026 ($25 par value) (h)	100	1,764
M&T Bank Corp. Series K, 6.35%, 12/15/2030 ($25 par value) (h)	400	10,264
Truist Financial Corp. Series R, 4.75%, 3/1/2026 ($25 par value) (h)	179	3,445
US Bancorp
Series M, 4.00%, 4/15/2026 ($25 par value) (h)	50	817
Series O, 4.50%, 4/15/2027 ($25 par value) (h)	50	908
Wells Fargo & Co. Series Z, 4.75%, 3/15/2026 ($25 par value) (h)	965	18,808
		37,044
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The) Series K, 6.15%, 3/20/2030 ($25 par value) (h)	330	8,464
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	5

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Capital Markets — continued
Morgan Stanley
Series I, 6.38%, 4/15/2026 ($25 par value) (h)	1	14
Series O, 4.25%, 1/15/2027 ($25 par value) (h)	625	11,027
Series K, 5.85%, 4/15/2027 ($25 par value) (h)	53	1,299
Series P, 6.50%, 10/15/2027 ($25 par value) (h)	606	15,437
Series Q, 6.63%, 10/15/2029 ($25 par value) (h)	883	23,079
		59,320
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
Series A, 5.00%, 1/30/2026 ($25 par value) (h)	40	806
Series C, 4.75%, 1/30/2026 ($25 par value) (h)	611	11,614
5.35%, 11/1/2066 ($25 par value)	50	1,113
		13,533
Electric Utilities — 2.7%
NextEra Energy Capital Holdings, Inc. Series U, 6.50%, 6/1/2085 ($25 par value)	869	22,014
SCE Trust VII Series M, 7.50%, 11/22/2028 ($25 par value) (h)	230	5,815
SCE Trust VIII Series N, 6.95%, 5/13/2029 ($25 par value) (h)	600	14,262
Xcel Energy, Inc. 6.25%, 10/15/2085 ($25 par value)	328	8,187
		50,278
Insurance — 0.7%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (h)	84	2,210
Athene Holding Ltd. Series E, 7.75%, 12/30/2027 ($25 par value) (h)	125	3,211
Lincoln National Corp. Series D, 9.00%, 12/1/2027 ($25 par value) (h)	127	3,409
MetLife, Inc. Series F, 4.75%, 3/15/2026 ($25 par value) (h)	190	3,741
		12,571
Multi-Utilities — 0.6%
CMS Energy Corp. 5.88%, 3/1/2079 ($25 par value)	161	3,729
DTE Energy Co. Series H, 6.25%, 10/1/2085 ($25 par value)	322	8,019
		11,748
Total Preferred Stocks (Cost $182,288)		184,494
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 3.1%
Fixed Income — 3.1%
Invesco Preferred ETF (Cost $58,460)	5,142	57,789
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (i) (j) (Cost $98,679)	98,654	98,694
Total Investments — 99.4% (Cost $1,794,927)		1,869,278
Other Assets in Excess of Liabilities — 0.6%		10,841
NET ASSETS — 100.0%		1,880,119

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)
Contingent Capital security (“CoCo”). CoCos are hybrid debt
securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at December 31, 2025 is $560,205 or
29.80% of the Fund’s net assets as of December 31, 2025.

(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

(h)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of December 31, 2025.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Preferred and Income Securities Fund
ASSETS:
Investments in non-affiliates, at value	$1,770,584
Investments in affiliates, at value	98,694
Foreign currency, at value	1
Receivables:
Fund shares sold	1,375
Interest from non-affiliates	16,934
Dividends from non-affiliates	1,008
Dividends from affiliates	283
Total Assets	1,888,879
LIABILITIES:
Payables:
Due to custodian	— (a)
Distributions	17
Fund shares redeemed	7,786
Accrued liabilities:
Investment advisory fees	734
Administration fees	91
Distribution fees	20
Service fees	35
Custodian and accounting fees	12
Trustees’ and Chief Compliance Officer’s fees	1
Other	64
Total Liabilities	8,760
Net Assets	$1,880,119

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

JPMorgan Preferred and Income Securities Fund
NET ASSETS:
Paid-in-Capital	$1,808,988
Total distributable earnings (loss)	71,131
Total Net Assets	$1,880,119
Net Assets:
Class A	$28,873
Class C	22,433
Class I	794,163
Class R6	1,034,650
Total	$1,880,119
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,917
Class C	2,268
Class I	80,252
Class R6	104,549
Net Asset Value (a):
Class A — Redemption price per share	$9.90
Class C — Offering price per share (b)	9.89
Class I — Offering and redemption price per share	9.90
Class R6 — Offering and redemption price per share	9.90
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.29
Cost of investments in non-affiliates	$1,696,248
Cost of investments in affiliates	98,679
Cost of foreign currency	1

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	9

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

JPMorgan Preferred and Income Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$42,175
Interest income from affiliates	1
Dividend income from non-affiliates	6,293
Dividend income from affiliates	1,550
Total investment income	50,019
EXPENSES:
Investment advisory fees	4,119
Administration fees	618
Distribution fees:
Class A	33
Class C	75
Service fees:
Class A	33
Class C	25
Class I	845
Custodian and accounting fees	27
Interest expense to affiliates	— (a)
Professional fees	60
Trustees’ and Chief Compliance Officer’s fees	15
Printing and mailing costs	27
Registration and filing fees	29
Transfer agency fees (See Note 2.F.)	8
Other	14
Total expenses	5,928
Less fees waived	(1,147)
Net expenses	4,781
Net investment income (loss)	45,238
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	9,229
Investments in affiliates	— (a)
Foreign currency transactions	— (a)
Net realized gain (loss)	9,229
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	16,932
Investments in affiliates	9
Foreign currency translations	— (a)
Change in net unrealized appreciation/depreciation	16,941
Net realized/unrealized gains (losses)	26,170
Change in net assets resulting from operations	$71,408

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$45,238	$67,600
Net realized gain (loss)	9,229	12,046
Change in net unrealized appreciation/depreciation	16,941	23,488
Change in net assets resulting from operations	71,408	103,134
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(722)	(1,043)
Class C	(507)	(725)
Class I	(19,581)	(28,992)
Class R6	(26,983)	(36,265)
Total distributions to shareholders	(47,793)	(67,025)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	486,801	344,939
NET ASSETS:
Change in net assets	510,416	381,048
Beginning of period	1,369,703	988,655
End of period	$1,880,119	$1,369,703
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$7,165	$9,903
Distributions reinvested	720	1,043
Cost of shares redeemed	(2,287)	(4,350)
Change in net assets resulting from Class A capital transactions	5,598	6,596
Class C
Proceeds from shares issued	6,742	6,484
Distributions reinvested	507	725
Cost of shares redeemed	(2,277)	(3,486)
Change in net assets resulting from Class C capital transactions	4,972	3,723
Class I
Proceeds from shares issued	236,628	277,984
Distributions reinvested	19,554	28,326
Cost of shares redeemed	(49,423)	(143,610)
Change in net assets resulting from Class I capital transactions	206,759	162,700
Class R6
Proceeds from shares issued	345,090	337,108
Distributions reinvested	26,926	36,160
Cost of shares redeemed	(102,544)	(201,348)
Change in net assets resulting from Class R6 capital transactions	269,472	171,920
Total change in net assets resulting from capital transactions	$486,801	$344,939
SHARE TRANSACTIONS:
Class A
Issued	727	1,025
Reinvested	74	108
Redeemed	(232)	(452)
Change in Class A Shares	569	681
Class C
Issued	685	671
Reinvested	51	76
Redeemed	(231)	(364)
Change in Class C Shares	505	383
Class I
Issued	23,974	28,967
Reinvested	1,981	2,934
Redeemed	(5,017)	(14,919)
Change in Class I Shares	20,938	16,982
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

	JPMorgan Preferred and Income Securities Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	35,087	35,024
Reinvested	2,727	3,744
Redeemed	(10,398)	(20,919)
Change in Class R6 Shares	27,416	17,849
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Preferred and Income Securities Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$9.75	$0.26	$0.16	$0.42	$(0.27)	$9.90
Year Ended June 30, 2025	9.45	0.52	0.29	0.81	(0.51)	9.75
Year Ended June 30, 2024	8.79	0.49	0.67	1.16	(0.50)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.16	(0.52)	(0.36)	(0.13)	8.79
March 31, 2022 (g) through February 28, 2023	10.00	0.42	(0.79)	(0.37)	(0.35)	9.28
Class C
Six Months Ended December 31, 2025 (Unaudited)	9.74	0.23	0.17	0.40	(0.25)	9.89
Year Ended June 30, 2025	9.44	0.47	0.30	0.77	(0.47)	9.74
Year Ended June 30, 2024	8.78	0.44	0.67	1.11	(0.45)	9.44
March 1, 2023 through June 30, 2023 (e)	9.27	0.14	(0.51)	(0.37)	(0.12)	8.78
August 1, 2022 (h) through February 28, 2023	9.46	0.24	(0.21)	0.03	(0.22)	9.27
Class I
Six Months Ended December 31, 2025 (Unaudited)	9.74	0.27	0.17	0.44	(0.28)	9.90
Year Ended June 30, 2025	9.45	0.54	0.29	0.83	(0.54)	9.74
Year Ended June 30, 2024	8.78	0.51	0.68	1.19	(0.52)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (g) through February 28, 2023	10.00	0.44	(0.79)	(0.35)	(0.37)	9.28
Class R6
Six Months Ended December 31, 2025 (Unaudited)	9.75	0.27	0.17	0.44	(0.29)	9.90
Year Ended June 30, 2025	9.45	0.55	0.29	0.84	(0.54)	9.75
Year Ended June 30, 2024	8.78	0.52	0.68	1.20	(0.53)	9.45
March 1, 2023 through June 30, 2023 (e)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (g) through February 28, 2023	10.00	0.43	(0.78)	(0.35)	(0.37)	9.28

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The Fund changed its fiscal year end from the last day of February to June 30th.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of operations.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

4.38%	$28,873	0.85%	5.22%	1.10%	10%
8.81	22,895	0.85	5.39	1.10	32
13.55	15,756	0.85	5.40	1.14	36
(3.82)	15,771	0.85 (f)	5.43 (f)	1.17 (f)	14
(3.60)	15,246	0.84 (f)	5.06 (f)	1.20 (f)	29

4.12	22,433	1.35	4.72	1.60	10
8.28	17,176	1.35	4.89	1.60	32
13.00	13,026	1.35	4.90	1.64	36
(4.00)	11,428	1.35 (f)	4.93 (f)	1.67 (f)	14
0.42	10,594	1.34 (f)	4.56 (f)	1.71 (f)	29

4.61	794,163	0.60	5.48	0.85	10
8.96	577,940	0.60	5.63	0.85	32
13.96	399,828	0.60	5.66	0.89	36
(3.84)	259,029	0.60 (f)	5.67 (f)	0.92 (f)	14
(3.38)	331,170	0.59 (f)	5.23 (f)	1.01 (f)	29

4.53	1,034,650	0.55	5.53	0.60	10
9.13	751,692	0.55	5.68	0.60	32
14.01	560,045	0.55	5.71	0.64	36
(3.83)	299,020	0.55 (f)	5.73 (f)	0.67 (f)	14
(3.34)	355,264	0.55 (f)	5.21 (f)	0.70 (f)	29
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	15

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust IV (the "Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Preferred and Income Securities Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to provide a high level of current income and total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

16	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,528,301	$—	$1,528,301
Exchange-Traded Funds	57,789	—	—	57,789
Preferred Stocks	184,494	—	—	184,494
Short-Term Investments
Investment Companies	98,694	—	—	98,694
Total Investments in Securities	$340,977	$1,528,301	$—	$1,869,278
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of December 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	17

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended December 31, 2025.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$58,966	$354,921	$315,202	$— (c)	$9	$98,694	98,654	$1,550	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$1	$— (a)	$3	$4	$8

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

18	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
I. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$4	$—

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	19

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.85%	1.35%	0.60%	0.55%

The expense limitation agreement was in effect for the six months ended December 31, 2025 and are in place until at least October 31, 2026.
For the six months ended December 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$232	$154	$723	$1,109
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 was $38.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

20	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$603,522	$161,004
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,794,927	$76,141	$1,790	$74,351
At June 30, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term
$10,202
During the year ended June 30, 2025, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$13,125
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of December 31, 2025, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 96.6% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of December 31, 2025, the Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Canada	10.0%

22	J.P. Morgan Preferred and Income Securities Fund	December 31, 2025

The Fund invests in contingent convertible securities (“CoCos”) and is subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Fund does not invest in common stock as a principal investment strategy, the Fund will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.
8. Reorganization
At a meeting held on February 10-12, 2026, the Trust’s Board approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“JPM Preferred and Income Securities ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM Preferred and Income Securities ETF. Preferred and Income Securities ETF will have the same objective and fundamental investment policies as the Fund.

December 31, 2025	J.P. Morgan Preferred and Income Securities Fund	23

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-FI-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and at each meeting considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the Fund, whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received, and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefit that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, prior to reaching scale. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for the one-year period. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Group for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of their review, the Trustees reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Fund’s performance for Class A and Class R6 shares was in the first quintile of the Universe for the one-year period ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the second quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Large Cap Funds
December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Aerospace & Defense — 3.7%
General Dynamics Corp.	2,423	815,700
RTX Corp.	4,135	758,434
		1,574,134
Banks — 7.9%
Bank of America Corp.	22,125	1,216,901
Citigroup, Inc.	5,396	629,613
Wells Fargo & Co.	16,663	1,552,957
		3,399,471
Beverages — 1.8%
Coca-Cola Co. (The)	6,547	457,718
PepsiCo, Inc.	2,043	293,167
		750,885
Biotechnology — 1.3%
AbbVie, Inc.	2,471	564,680
Building Products — 0.7%
Carrier Global Corp.	6,014	317,783
Capital Markets — 10.3%
Ares Management Corp.	2,274	367,591
Bank of New York Mellon Corp. (The)	6,438	747,337
Blackrock, Inc.	280	299,795
Blackstone, Inc.	2,636	406,210
Charles Schwab Corp. (The)	8,159	815,196
CME Group, Inc.	1,544	421,708
Goldman Sachs Group, Inc. (The)	716	629,652
Morgan Stanley	4,174	741,061
		4,428,550
Chemicals — 1.8%
Air Products and Chemicals, Inc.	3,035	749,591
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	1,016	215,210
Consumer Finance — 3.7%
American Express Co.	2,106	778,989
Capital One Financial Corp.	3,375	818,113
		1,597,102
Consumer Staples Distribution & Retail — 1.5%
Walmart, Inc.	5,582	621,890
Containers & Packaging — 0.6%
Packaging Corp. of America	1,195	246,408
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	7,295	297,132
Electric Utilities — 2.3%
NextEra Energy, Inc.	6,247	501,547
Xcel Energy, Inc.	6,418	474,031
		975,578
Electrical Equipment — 1.9%
Eaton Corp. plc	2,511	799,819
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	5,741	502,693
Entertainment — 0.6%
Walt Disney Co. (The)	2,227	253,386
Financial Services — 1.0%
Fidelity National Information Services, Inc.	6,326	420,418
Food Products — 0.8%
Mondelez International, Inc., Class A	6,597	355,106
Ground Transportation — 2.6%
Norfolk Southern Corp.	983	283,626
Union Pacific Corp.	3,552	821,719
		1,105,345
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	3,370	422,266
Becton Dickinson & Co.	1,190	230,927
Medtronic plc	3,789	363,982
		1,017,175
Health Care Providers & Services — 4.5%
Cencora, Inc.	821	277,158
Cigna Group (The)	1,596	439,162
CVS Health Corp.	6,567	521,169
Quest Diagnostics, Inc.	1,244	215,836
UnitedHealth Group, Inc.	1,417	467,948
		1,921,273
Health Care REITs — 0.9%
Ventas, Inc.	5,183	401,050
Hotels, Restaurants & Leisure — 2.3%
McDonald's Corp.	2,364	722,610
Yum! Brands, Inc.	1,829	276,643
		999,253
Household Products — 1.2%
Procter & Gamble Co. (The)	3,626	519,569
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.3%
3M Co.	3,530	565,212
Industrial REITs — 0.8%
Prologis, Inc.	2,776	354,323
Insurance — 3.4%
Arthur J Gallagher & Co.	1,734	448,843
Chubb Ltd.	807	251,839
Progressive Corp. (The)	1,936	440,811
Travelers Cos., Inc. (The)	1,084	314,489
		1,455,982
Interactive Media & Services — 2.7%
Alphabet, Inc., Class C	3,752	1,177,387
IT Services — 0.7%
Accenture plc, Class A	337	90,346
International Business Machines Corp.	717	212,306
		302,652
Life Sciences Tools & Services — 1.0%
Danaher Corp.	1,931	441,947
Machinery — 3.2%
Deere & Co.	1,572	732,063
Dover Corp.	3,382	660,187
		1,392,250
Media — 0.8%
Comcast Corp., Class A	11,759	351,477
Multi-Utilities — 2.3%
CMS Energy Corp.	4,322	302,228
Dominion Energy, Inc. (a)	9,575	560,977
Public Service Enterprise Group, Inc.	1,616	129,792
		992,997
Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	5,320	810,885
ConocoPhillips	9,570	895,810
EOG Resources, Inc.	5,098	535,384
		2,242,079
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	5,942	320,542
Eli Lilly & Co.	193	207,319
Johnson & Johnson	4,354	901,072
Merck & Co., Inc.	5,072	533,855
		1,962,788
INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.4%
AvalonBay Communities, Inc.	954	172,916
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	2,580	699,757
Lam Research Corp.	1,263	216,287
NXP Semiconductors NV (Netherlands)	2,058	446,641
Texas Instruments, Inc.	3,306	573,546
		1,936,231
Software — 2.0%
Microsoft Corp.	1,792	866,511
Specialized REITs — 1.0%
American Tower Corp.	1,222	214,531
Digital Realty Trust, Inc. (a)	1,316	203,672
		418,203
Specialty Retail — 4.4%
Home Depot, Inc. (The)	1,707	587,346
Lowe's Cos., Inc.	3,203	772,538
TJX Cos., Inc. (The)	3,550	545,291
		1,905,175
Technology Hardware, Storage & Peripherals — 2.3%
Hewlett Packard Enterprise Co.	24,439	587,031
Seagate Technology Holdings plc	1,446	398,208
		985,239
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	4,855	309,295
Tobacco — 2.3%
Philip Morris International, Inc.	6,224	998,335
Total Common Stocks (Cost $25,782,430)		42,864,500
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $129,226)	129,174	129,226
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $6,744)	6,744	6,744
Total Short-Term Investments (Cost $135,970)		135,970
Total Investments — 100.1% (Cost $25,918,400)		43,000,470
Liabilities in Excess of Other Assets — (0.1)%		(47,621)
NET ASSETS — 100.0%		42,952,849

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $6,552.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	17	9,689
Boeing Co. (The) *	169	36,759
GE Aerospace	228	70,251
General Dynamics Corp.	55	18,455
Howmet Aerospace, Inc.	87	17,823
Huntington Ingalls Industries, Inc.	9	2,885
L3Harris Technologies, Inc.	40	11,873
Lockheed Martin Corp.	44	21,295
Northrop Grumman Corp.	29	16,539
RTX Corp.	290	53,166
Textron, Inc.	38	3,321
TransDigm Group, Inc.	12	16,194
		278,250
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	25	4,106
Expeditors International of Washington, Inc.	29	4,318
FedEx Corp.	47	13,558
United Parcel Service, Inc., Class B	160	15,848
		37,830
Automobile Components — 0.0% ^
Aptiv plc *	47	3,555
Automobiles — 2.4%
Ford Motor Co.	846	11,102
General Motors Co.	202	16,402
Tesla, Inc. *	607	273,225
		300,729
Banks — 3.6%
Bank of America Corp.	1,452	79,892
Citigroup, Inc.	387	45,144
Citizens Financial Group, Inc.	93	5,424
Fifth Third Bancorp (a)	143	6,690
Huntington Bancshares, Inc.	340	5,897
JPMorgan Chase & Co. (b)	588	189,655
KeyCorp	201	4,146
M&T Bank Corp.	33	6,695
PNC Financial Services Group, Inc. (The)	85	17,698
Regions Financial Corp.	190	5,138
Truist Financial Corp.	277	13,611
US Bancorp	336	17,934
Wells Fargo & Co.	679	63,256
		461,180
INVESTMENTS	SHARES (000)	VALUE ($000)

Beverages — 1.0%
Brown-Forman Corp., Class B (a)	38	992
Coca-Cola Co. (The)	837	58,518
Constellation Brands, Inc., Class A	30	4,205
Keurig Dr Pepper, Inc.	294	8,228
Molson Coors Beverage Co., Class B	37	1,709
Monster Beverage Corp. *	154	11,823
PepsiCo, Inc.	296	42,430
		127,905
Biotechnology — 1.7%
AbbVie, Inc.	382	87,313
Amgen, Inc.	116	38,108
Biogen, Inc. *	32	5,582
Gilead Sciences, Inc.	268	32,925
Incyte Corp. *	36	3,522
Moderna, Inc. * (a)	75	2,217
Regeneron Pharmaceuticals, Inc.	22	16,819
Vertex Pharmaceuticals, Inc. *	55	24,870
		211,356
Broadline Retail — 3.9%
Amazon.com, Inc. *	2,103	485,493
eBay, Inc.	98	8,512
		494,005
Building Products — 0.4%
A O Smith Corp.	24	1,639
Allegion plc	19	2,962
Builders FirstSource, Inc. *	24	2,460
Carrier Global Corp.	171	9,045
Johnson Controls International plc	132	15,823
Lennox International, Inc.	7	3,351
Masco Corp.	45	2,850
Trane Technologies plc	48	18,659
		56,789
Capital Markets — 3.4%
Ameriprise Financial, Inc.	20	9,850
Ares Management Corp.	45	7,199
Bank of New York Mellon Corp. (The)	151	17,504
Blackrock, Inc.	31	33,391
Blackstone, Inc.	160	24,610
Cboe Global Markets, Inc.	23	5,679
Charles Schwab Corp. (The)	361	36,082
CME Group, Inc.	78	21,291
Coinbase Global, Inc., Class A *	49	11,156
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
FactSet Research Systems, Inc.	8	2,350
Franklin Resources, Inc.	67	1,588
Goldman Sachs Group, Inc. (The)	65	57,001
Interactive Brokers Group, Inc., Class A	96	6,193
Intercontinental Exchange, Inc.	123	19,966
Invesco Ltd.	96	2,528
KKR & Co., Inc.	149	18,918
Moody's Corp.	33	16,946
Morgan Stanley	261	46,363
MSCI, Inc.	16	9,321
Nasdaq, Inc.	98	9,473
Northern Trust Corp.	41	5,585
Raymond James Financial, Inc.	38	6,122
Robinhood Markets, Inc., Class A *	170	19,229
S&P Global, Inc.	67	35,027
State Street Corp.	60	7,791
T. Rowe Price Group, Inc.	47	4,831
		435,994
Chemicals — 1.0%
Air Products and Chemicals, Inc.	48	11,886
Albemarle Corp.	25	3,599
CF Industries Holdings, Inc.	34	2,608
Corteva, Inc.	146	9,793
Dow, Inc.	154	3,593
DuPont de Nemours, Inc.	91	3,642
Ecolab, Inc.	55	14,469
International Flavors & Fragrances, Inc.	55	3,732
Linde plc	101	43,048
LyondellBasell Industries NV, Class A	56	2,411
Mosaic Co. (The)	69	1,653
PPG Industries, Inc.	48	4,971
Sherwin-Williams Co. (The)	50	16,152
		121,557
Commercial Services & Supplies — 0.5%
Cintas Corp.	74	13,890
Copart, Inc. *	193	7,537
Republic Services, Inc., Class A	43	9,220
Rollins, Inc.	63	3,809
Veralto Corp.	54	5,357
Waste Management, Inc.	80	17,607
		57,420
INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — 0.9%
Arista Networks, Inc. *	223	29,254
Cisco Systems, Inc.	852	65,632
F5, Inc. *	13	3,184
Motorola Solutions, Inc.	36	13,804
		111,874
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	8	7,101
EMCOR Group, Inc.	10	5,922
Quanta Services, Inc.	32	13,608
		26,631
Construction Materials — 0.3%
CRH plc	145	18,086
Martin Marietta Materials, Inc.	13	8,119
Vulcan Materials Co.	29	8,148
		34,353
Consumer Finance — 0.7%
American Express Co.	116	42,978
Capital One Financial Corp.	137	33,313
Synchrony Financial	78	6,497
		82,788
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	96	82,630
Dollar General Corp.	48	6,318
Dollar Tree, Inc. *	41	5,045
Kroger Co. (The)	132	8,236
Sysco Corp.	103	7,630
Target Corp.	98	9,604
Walmart, Inc.	948	105,629
		225,092
Containers & Packaging — 0.2%
Amcor plc	499	4,162
Avery Dennison Corp.	17	3,040
Ball Corp.	58	3,069
International Paper Co.	114	4,497
Packaging Corp. of America	19	3,985
Smurfit WestRock plc	113	4,366
		23,119
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.0% ^
Genuine Parts Co.	30	3,699
Pool Corp.	7	1,621
		5,320
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,533	38,076
Verizon Communications, Inc.	911	37,131
		75,207
Electric Utilities — 1.5%
Alliant Energy Corp.	56	3,613
American Electric Power Co., Inc.	116	13,345
Constellation Energy Corp.	68	23,853
Duke Energy Corp.	168	19,708
Edison International	83	4,993
Entergy Corp.	97	8,925
Evergy, Inc.	50	3,608
Eversource Energy	81	5,462
Exelon Corp.	218	9,522
FirstEnergy Corp.	112	5,033
NextEra Energy, Inc.	450	36,149
NRG Energy, Inc.	41	6,598
PG&E Corp.	475	7,637
Pinnacle West Capital Corp.	26	2,295
PPL Corp.	160	5,601
Southern Co. (The)	238	20,760
Xcel Energy, Inc.	128	9,447
		186,549
Electrical Equipment — 0.8%
AMETEK, Inc.	50	10,219
Eaton Corp. plc	84	26,748
Emerson Electric Co.	121	16,121
GE Vernova, Inc.	59	38,340
Generac Holdings, Inc. *	13	1,730
Hubbell, Inc.	11	5,103
Rockwell Automation, Inc.	24	9,445
		107,706
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	265	35,766
CDW Corp.	28	3,834
Corning, Inc.	169	14,770
Jabil, Inc.	23	5,267
Keysight Technologies, Inc. *	37	7,550
TE Connectivity plc (Switzerland)	63	14,471
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
Teledyne Technologies, Inc. *	10	5,185
Zebra Technologies Corp., Class A *	11	2,660
		89,503
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	213	9,716
Halliburton Co.	182	5,143
SLB Ltd.	323	12,397
		27,256
Entertainment — 1.4%
Electronic Arts, Inc.	48	9,917
Live Nation Entertainment, Inc. *	34	4,865
Netflix, Inc. *	916	85,899
Take-Two Interactive Software, Inc. *	38	9,615
TKO Group Holdings, Inc.	14	2,996
Walt Disney Co. (The)	386	43,915
Warner Bros Discovery, Inc. *	536	15,441
		172,648
Financial Services — 3.9%
Apollo Global Management, Inc.	100	14,533
Berkshire Hathaway, Inc., Class B *	397	199,289
Block, Inc. *	119	7,708
Corpay, Inc. *	15	4,552
Fidelity National Information Services, Inc.	112	7,441
Fiserv, Inc. *	116	7,811
Global Payments, Inc.	51	3,962
Jack Henry & Associates, Inc.	16	2,856
Mastercard, Inc., Class A	177	101,208
PayPal Holdings, Inc.	202	11,810
Visa, Inc., Class A	365	127,970
		489,140
Food Products — 0.4%
Archer-Daniels-Midland Co.	104	5,974
Bunge Global SA	29	2,607
Campbell's Co. (The) (a)	43	1,184
Conagra Brands, Inc.	104	1,790
General Mills, Inc.	115	5,363
Hershey Co. (The)	32	5,830
Hormel Foods Corp.	63	1,494
J M Smucker Co. (The)	23	2,256
Kraft Heinz Co. (The) (a)	184	4,468
Lamb Weston Holdings, Inc.	30	1,262
McCormick & Co., Inc. (Non-Voting)	55	3,729
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Mondelez International, Inc., Class A	279	15,018
Tyson Foods, Inc., Class A	61	3,588
		54,563
Gas Utilities — 0.0% ^
Atmos Energy Corp.	35	5,818
Ground Transportation — 0.8%
CSX Corp.	403	14,595
JB Hunt Transport Services, Inc.	16	3,161
Norfolk Southern Corp.	49	14,007
Old Dominion Freight Line, Inc.	40	6,238
Uber Technologies, Inc. *	449	36,708
Union Pacific Corp.	128	29,667
		104,376
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	376	47,105
Align Technology, Inc. *	14	2,253
Baxter International, Inc. (a)	111	2,124
Becton Dickinson & Co.	62	12,027
Boston Scientific Corp. *	321	30,562
Cooper Cos., Inc. (The) *	43	3,523
Dexcom, Inc. *	84	5,597
Edwards Lifesciences Corp. *	126	10,696
GE HealthCare Technologies, Inc.	99	8,078
Hologic, Inc. *	48	3,584
IDEXX Laboratories, Inc. *	17	11,680
Insulet Corp. *	15	4,323
Intuitive Surgical, Inc. *	77	43,410
Medtronic plc	277	26,639
ResMed, Inc. (a)	32	7,602
Solventum Corp. *	32	2,526
STERIS plc	21	5,380
Stryker Corp.	74	26,155
Zimmer Biomet Holdings, Inc.	43	3,853
		257,117
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	51	10,557
Cencora, Inc.	42	14,158
Centene Corp. *	101	4,154
Cigna Group (The)	58	15,896
CVS Health Corp.	274	21,782
DaVita, Inc. * (a)	8	867
Elevance Health, Inc.	48	16,844
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
HCA Healthcare, Inc.	34	16,124
Henry Schein, Inc. *	22	1,635
Humana, Inc.	26	6,661
Labcorp Holdings, Inc.	18	4,497
McKesson Corp.	27	21,890
Molina Healthcare, Inc. *	11	1,929
Quest Diagnostics, Inc.	24	4,174
UnitedHealth Group, Inc.	196	64,653
Universal Health Services, Inc., Class B	12	2,604
		208,425
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	34	1,646
Healthpeak Properties, Inc.	150	2,416
Ventas, Inc.	102	7,859
Welltower, Inc.	148	27,543
		39,464
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	138	2,452
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A *	92	12,480
Booking Holdings, Inc.	7	37,321
Carnival Corp. *	235	7,170
Chipotle Mexican Grill, Inc., Class A *	286	10,578
Darden Restaurants, Inc.	25	4,628
Domino's Pizza, Inc.	7	2,801
DoorDash, Inc., Class A *	81	18,305
Expedia Group, Inc.	25	7,167
Hilton Worldwide Holdings, Inc.	50	14,436
Las Vegas Sands Corp.	66	4,282
Marriott International, Inc., Class A	48	14,941
McDonald's Corp.	154	47,060
MGM Resorts International *	44	1,618
Norwegian Cruise Line Holdings Ltd. *	98	2,197
Royal Caribbean Cruises Ltd.	55	15,295
Starbucks Corp.	246	20,700
Wynn Resorts Ltd.	18	2,197
Yum! Brands, Inc.	60	9,082
		232,258
Household Durables — 0.2%
DR Horton, Inc.	59	8,528
Garmin Ltd.	35	7,170
Lennar Corp., Class A	47	4,796
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
NVR, Inc. *	1	4,478
PulteGroup, Inc.	42	4,942
		29,914
Household Products — 0.8%
Church & Dwight Co., Inc.	52	4,353
Clorox Co. (The)	27	2,659
Colgate-Palmolive Co.	174	13,772
Kimberly-Clark Corp.	72	7,239
Procter & Gamble Co. (The)	505	72,405
		100,428
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	154	2,208
Vistra Corp.	69	11,110
		13,318
Industrial Conglomerates — 0.4%
3M Co.	115	18,389
Honeywell International, Inc.	137	26,780
		45,169
Industrial REITs — 0.2%
Prologis, Inc.	201	25,638
Insurance — 1.8%
Aflac, Inc.	102	11,246
Allstate Corp. (The)	57	11,777
American International Group, Inc.	117	9,981
Aon plc, Class A	46	16,399
Arch Capital Group Ltd. *	78	7,489
Arthur J Gallagher & Co.	55	14,369
Assurant, Inc.	11	2,608
Brown & Brown, Inc.	63	5,060
Chubb Ltd.	79	24,699
Cincinnati Financial Corp.	34	5,509
Erie Indemnity Co., Class A (a)	5	1,575
Everest Group Ltd.	9	3,080
Globe Life, Inc.	17	2,407
Hartford Insurance Group, Inc. (The)	60	8,302
Loews Corp.	37	3,859
Marsh & McLennan Cos., Inc.	106	19,651
MetLife, Inc.	120	9,446
Principal Financial Group, Inc.	43	3,813
Progressive Corp. (The)	127	28,872
Prudential Financial, Inc.	76	8,542
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Travelers Cos., Inc. (The)	48	13,989
Willis Towers Watson plc	21	6,803
WR Berkley Corp.	65	4,552
		224,028
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	1,258	393,731
Alphabet, Inc., Class C	1,005	315,492
Match Group, Inc.	51	1,648
Meta Platforms, Inc., Class A	471	310,828
		1,021,699
IT Services — 1.0%
Accenture plc, Class A	134	35,974
Akamai Technologies, Inc. *	31	2,714
Cognizant Technology Solutions Corp., Class A	104	8,661
EPAM Systems, Inc. *	12	2,447
Gartner, Inc. *	16	3,932
GoDaddy, Inc., Class A *	29	3,625
International Business Machines Corp.	202	59,865
VeriSign, Inc.	18	4,383
		121,601
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,364
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	61	8,341
Bio-Techne Corp.	34	1,981
Charles River Laboratories International, Inc. *	11	2,123
Danaher Corp.	136	31,115
IQVIA Holdings, Inc. *	37	8,300
Mettler-Toledo International, Inc. *	4	6,158
Revvity, Inc. (a)	24	2,372
Thermo Fisher Scientific, Inc.	81	47,070
Waters Corp. *	13	4,889
West Pharmaceutical Services, Inc.	16	4,280
		116,629
Machinery — 1.6%
Caterpillar, Inc.	101	57,965
Cummins, Inc.	30	15,234
Deere & Co.	54	25,307
Dover Corp.	30	5,790
Fortive Corp.	69	3,791
IDEX Corp.	16	2,880
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Illinois Tool Works, Inc.	57	14,058
Ingersoll Rand, Inc.	78	6,158
Nordson Corp.	12	2,775
Otis Worldwide Corp.	84	7,360
PACCAR, Inc.	114	12,435
Parker-Hannifin Corp.	27	23,981
Pentair plc	35	3,685
Snap-on, Inc.	11	3,875
Stanley Black & Decker, Inc.	33	2,487
Westinghouse Air Brake Technologies Corp.	37	7,890
Xylem, Inc.	53	7,169
		202,840
Media — 0.4%
Charter Communications, Inc., Class A * (a)	19	3,972
Comcast Corp., Class A	786	23,488
Fox Corp., Class A	45	3,292
Fox Corp., Class B	32	2,083
News Corp., Class A	81	2,115
News Corp., Class B (a)	27	791
Omnicom Group, Inc.	69	5,569
Paramount Skydance Corp., Class B (a)	67	900
Trade Desk, Inc. (The), Class A *	95	3,614
		45,824
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	310	15,769
Newmont Corp.	236	23,559
Nucor Corp.	50	8,071
Steel Dynamics, Inc.	30	5,029
		52,428
Multi-Utilities — 0.6%
Ameren Corp.	59	5,840
CenterPoint Energy, Inc. (a)	141	5,412
CMS Energy Corp.	66	4,601
Consolidated Edison, Inc.	78	7,751
Dominion Energy, Inc.	185	10,817
DTE Energy Co.	45	5,792
NiSource, Inc.	103	4,309
Public Service Enterprise Group, Inc.	108	8,666
Sempra	141	12,459
WEC Energy Group, Inc.	70	7,418
		73,065
INVESTMENTS	SHARES (000)	VALUE ($000)

Office REITs — 0.0% ^
BXP, Inc.	32	2,150
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	77	1,876
Chevron Corp.	409	62,370
ConocoPhillips	267	25,011
Coterra Energy, Inc.	165	4,333
Devon Energy Corp.	136	4,968
Diamondback Energy, Inc.	40	6,053
EOG Resources, Inc.	117	12,319
EQT Corp.	135	7,232
Expand Energy Corp.	51	5,683
Exxon Mobil Corp.	912	109,727
Kinder Morgan, Inc.	423	11,636
Marathon Petroleum Corp.	65	10,570
Occidental Petroleum Corp.	156	6,394
ONEOK, Inc.	136	10,000
Phillips 66	87	11,242
Targa Resources Corp.	46	8,563
Texas Pacific Land Corp. (a)	13	3,596
Valero Energy Corp.	66	10,735
Williams Cos., Inc. (The)	264	15,872
		328,180
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	140	9,733
Southwest Airlines Co.	112	4,621
United Airlines Holdings, Inc. *	70	7,827
		22,181
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	5,567
Kenvue, Inc.	414	7,145
		12,712
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	440	23,742
Eli Lilly & Co.	172	184,522
Johnson & Johnson	521	107,804
Merck & Co., Inc.	537	56,487
Pfizer, Inc.	1,229	30,610
Viatris, Inc.	249	3,100
Zoetis, Inc.	95	11,989
		418,254
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.5%
Automatic Data Processing, Inc.	87	22,494
Broadridge Financial Solutions, Inc.	25	5,632
Dayforce, Inc. *	35	2,393
Equifax, Inc.	26	5,742
Jacobs Solutions, Inc.	26	3,423
Leidos Holdings, Inc.	28	4,987
Paychex, Inc.	70	7,856
Paycom Software, Inc.	11	1,684
Verisk Analytics, Inc., Class A	30	6,741
		60,952
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	63	10,191
CoStar Group, Inc. *	92	6,161
		16,352
Residential REITs — 0.2%
AvalonBay Communities, Inc.	31	5,544
Camden Property Trust	23	2,532
Equity Residential	75	4,719
Essex Property Trust, Inc.	14	3,644
Invitation Homes, Inc.	122	3,389
Mid-America Apartment Communities, Inc.	25	3,517
UDR, Inc.	65	2,385
		25,730
Retail REITs — 0.2%
Federal Realty Investment Trust	17	1,711
Kimco Realty Corp.	146	2,968
Realty Income Corp.	199	11,211
Regency Centers Corp.	36	2,457
Simon Property Group, Inc.	70	13,066
		31,413
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc. *	352	75,385
Analog Devices, Inc.	106	28,847
Applied Materials, Inc.	172	44,265
Broadcom, Inc.	1,021	353,381
First Solar, Inc. *	23	6,061
Intel Corp. *	970	35,773
KLA Corp.	28	34,519
Lam Research Corp.	272	46,487
Microchip Technology, Inc.	117	7,446
Micron Technology, Inc.	243	69,267
Monolithic Power Systems, Inc.	10	9,388
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	5,254	979,866
NXP Semiconductors NV (Netherlands)	54	11,811
ON Semiconductor Corp. *	87	4,711
Qnity Electronics, Inc.	45	3,697
QUALCOMM, Inc.	232	39,609
Skyworks Solutions, Inc.	32	2,038
Teradyne, Inc.	34	6,554
Texas Instruments, Inc.	197	34,083
		1,793,188
Software — 10.3%
Adobe, Inc. *	91	31,677
AppLovin Corp., Class A *	59	39,436
Autodesk, Inc. *	46	13,632
Cadence Design Systems, Inc. *	59	18,396
Crowdstrike Holdings, Inc., Class A *	54	25,435
Datadog, Inc., Class A *	70	9,569
Fair Isaac Corp. *	5	8,666
Fortinet, Inc. *	137	10,853
Gen Digital, Inc.	121	3,299
Intuit, Inc.	60	39,931
Microsoft Corp.	1,607	777,165
Oracle Corp.	364	70,882
Palantir Technologies, Inc., Class A *	494	87,791
Palo Alto Networks, Inc. *	148	27,241
PTC, Inc. *	26	4,512
Roper Technologies, Inc.	23	10,359
Salesforce, Inc.	206	54,528
ServiceNow, Inc. *	224	34,361
Synopsys, Inc. *	40	18,864
Trimble, Inc. *	52	4,031
Tyler Technologies, Inc. *	9	4,223
Workday, Inc., Class A *	47	10,077
		1,304,928
Specialized REITs — 0.7%
American Tower Corp.	101	17,771
Crown Castle, Inc.	94	8,368
Digital Realty Trust, Inc.	70	10,801
Equinix, Inc.	21	16,265
Extra Space Storage, Inc.	46	5,976
Iron Mountain, Inc.	64	5,301
Public Storage	34	8,861
SBA Communications Corp.	23	4,456
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
VICI Properties, Inc., Class A	231	6,498
Weyerhaeuser Co.	156	3,692
		87,989
Specialty Retail — 1.7%
AutoZone, Inc. *	4	12,196
Best Buy Co., Inc.	42	2,828
Carvana Co. *	31	12,904
Home Depot, Inc. (The)	215	74,055
Lowe's Cos., Inc.	121	29,243
O'Reilly Automotive, Inc. *	183	16,646
Ross Stores, Inc.	70	12,667
TJX Cos., Inc. (The)	241	36,963
Tractor Supply Co. (a)	114	5,713
Ulta Beauty, Inc. *	10	5,866
Williams-Sonoma, Inc.	26	4,703
		213,784
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	3,195	868,548
Dell Technologies, Inc., Class C	65	8,203
Hewlett Packard Enterprise Co.	285	6,852
HP, Inc.	202	4,503
NetApp, Inc.	43	4,622
Sandisk Corp. *	30	7,146
Seagate Technology Holdings plc	47	12,973
Super Micro Computer, Inc. *	109	3,173
Western Digital Corp.	74	12,735
		928,755
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	32	3,267
Lululemon Athletica, Inc. *	23	4,849
NIKE, Inc., Class B	257	16,383
Ralph Lauren Corp.	9	2,963
Tapestry, Inc.	44	5,653
		33,115
Tobacco — 0.6%
Altria Group, Inc.	363	20,928
Philip Morris International, Inc.	337	53,985
		74,913
Trading Companies & Distributors — 0.2%
Fastenal Co.	248	9,961
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
United Rentals, Inc.	14	11,135
WW Grainger, Inc.	9	9,543
		30,639
Water Utilities — 0.0% ^
American Water Works Co., Inc. (a)	42	5,506
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	104	21,114
Total Common Stocks (Cost $3,923,244)		12,635,029
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	—
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (c) (d) (Cost $90,069)	90,069	90,069
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $39,515)	39,515	39,515
Total Short-Term Investments (Cost $129,584)		129,584
Total Investments — 100.5% (Cost $4,052,838)		12,764,613
Liabilities in Excess of Other Assets — (0.5)%		(69,774)
NET ASSETS — 100.0%		12,694,839

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $38,267.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	186	03/20/2026	USD	64,105	46

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	December 31, 2025

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.3%
Aerospace & Defense — 3.4%
Howmet Aerospace, Inc.	444	91,150
RTX Corp.	478	87,592
TransDigm Group, Inc.	19	25,573
		204,315
Air Freight & Logistics — 0.3%
FedEx Corp.	72	20,727
Banks — 0.8%
Bank of America Corp.	515	28,315
US Bancorp	337	17,984
		46,299
Beverages — 2.3%
Coca-Cola Co. (The)	457	31,924
Keurig Dr Pepper, Inc.	1,032	28,912
PepsiCo, Inc.	547	78,459
		139,295
Biotechnology — 3.2%
AbbVie, Inc.	439	100,163
Regeneron Pharmaceuticals, Inc.	76	58,634
Vertex Pharmaceuticals, Inc. *	80	36,391
		195,188
Broadline Retail — 1.6%
Amazon.com, Inc. *	413	95,245
Building Products — 2.1%
Carrier Global Corp.	888	46,904
Trane Technologies plc	206	80,243
		127,147
Capital Markets — 1.8%
Ameriprise Financial, Inc.	88	43,001
Charles Schwab Corp. (The)	82	8,238
CME Group, Inc.	139	37,936
Intercontinental Exchange, Inc.	55	8,880
Raymond James Financial, Inc.	73	11,812
		109,867
Chemicals — 1.4%
Ecolab, Inc.	206	54,026
Linde plc	69	29,520
		83,546
Construction Materials — 0.5%
Vulcan Materials Co.	100	28,461
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 1.1%
American Express Co.	179	66,046
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	22	18,919
Walmart, Inc.	706	78,629
		97,548
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	384	15,634
Electric Utilities — 3.4%
Entergy Corp.	392	36,209
NextEra Energy, Inc.	1,081	86,807
Southern Co. (The)	927	80,849
Xcel Energy, Inc.	83	6,130
		209,995
Electrical Equipment — 2.4%
Eaton Corp. plc	231	73,602
Emerson Electric Co.	545	72,334
		145,936
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	410	55,419
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	229	10,409
Entertainment — 2.3%
Netflix, Inc. *	562	52,656
Walt Disney Co. (The)	772	87,832
		140,488
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B *	82	41,405
Corpay, Inc. *	121	36,321
Mastercard, Inc., Class A	166	94,598
Visa, Inc., Class A	262	92,105
		264,429
Food Products — 1.2%
Mondelez International, Inc., Class A	1,365	73,468
Ground Transportation — 0.4%
Union Pacific Corp.	117	27,112
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. *	256	24,387
Edwards Lifesciences Corp. *	138	11,777
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Medtronic plc	849	81,547
Stryker Corp.	223	78,572
		196,283
Health Care Providers & Services — 0.6%
Humana, Inc.	73	18,624
UnitedHealth Group, Inc.	61	20,340
		38,964
Health Care REITs — 1.1%
Ventas, Inc.	380	29,435
Welltower, Inc.	216	40,094
		69,529
Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc., Class A *	1,436	53,116
Hilton Worldwide Holdings, Inc.	121	34,765
McDonald's Corp.	254	77,663
Yum! Brands, Inc.	554	83,845
		249,389
Household Products — 0.5%
Church & Dwight Co., Inc.	322	26,962
Procter & Gamble Co. (The)	24	3,513
		30,475
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	61	9,909
Industrial Conglomerates — 1.3%
3M Co.	509	81,518
Insurance — 3.8%
Aon plc, Class A	52	18,130
Arthur J Gallagher & Co.	225	58,258
Chubb Ltd.	142	44,404
Progressive Corp. (The)	241	54,907
Travelers Cos., Inc. (The)	194	56,298
		231,997
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	328	102,595
Meta Platforms, Inc., Class A	127	84,119
		186,714
INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — 1.5%
Accenture plc, Class A	136	36,670
Cognizant Technology Solutions Corp., Class A	655	54,339
		91,009
Life Sciences Tools & Services — 0.9%
Danaher Corp.	239	54,613
Machinery — 1.1%
Deere & Co.	74	34,342
Ingersoll Rand, Inc.	150	11,877
Otis Worldwide Corp.	244	21,344
		67,563
Media — 0.4%
Comcast Corp., Class A	849	25,385
Multi-Utilities — 1.0%
CMS Energy Corp.	251	17,548
Public Service Enterprise Group, Inc.	199	15,987
Sempra	300	26,469
		60,004
Oil, Gas & Consumable Fuels — 1.7%
EOG Resources, Inc.	683	71,710
Exxon Mobil Corp.	252	30,291
		102,001
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,245	67,130
Eli Lilly & Co.	55	59,429
Johnson & Johnson	490	101,433
Merck & Co., Inc.	489	51,480
		279,472
Professional Services — 0.6%
Automatic Data Processing, Inc.	76	19,649
Leidos Holdings, Inc.	99	17,863
		37,512
Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	349	94,627
ASML Holding NV (Registered), NYRS (Netherlands)	14	15,244
Broadcom, Inc.	182	63,010
Lam Research Corp.	25	4,221
NVIDIA Corp.	495	92,217
NXP Semiconductors NV (Netherlands)	120	26,136
Texas Instruments, Inc.	212	36,814
		332,269
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 5.8%
Cadence Design Systems, Inc. *	202	62,965
Intuit, Inc.	118	78,332
Microsoft Corp.	190	91,845
Oracle Corp.	246	48,011
ServiceNow, Inc. *	484	74,158
		355,311
Specialized REITs — 1.6%
American Tower Corp.	135	23,747
Equinix, Inc.	60	45,906
SBA Communications Corp.	160	30,835
		100,488
Specialty Retail — 4.0%
AutoZone, Inc. *	3	9,686
Best Buy Co., Inc.	239	16,037
Burlington Stores, Inc. *	140	40,443
Lowe's Cos., Inc.	349	84,122
Ross Stores, Inc.	511	92,016
		242,304
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	335	91,112
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	782	49,819
Tobacco — 0.9%
Altria Group, Inc.	209	12,032
Philip Morris International, Inc.	261	41,898
		53,930
Total Common Stocks (Cost $3,995,581)		5,194,144
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.9%
BNP Paribas, ELN, 45.20%, 1/20/2026, (linked to S&P 500 Index) (a)	7	52,728
BNP Paribas, ELN, 45.49%, 1/21/2026, (linked to S&P 500 Index) (a)	8	56,715
BNP Paribas, ELN, 49.68%, 1/9/2026, (linked to S&P 500 Index) (a)	8	56,771
BofA Finance LLC, ELN, 44.93%, 2/9/2026, (linked to S&P 500 Index) (a)	9	60,342
BofA Finance LLC, ELN, 48.60%, 1/13/2026, (linked to S&P 500 Index) (a)	8	56,792
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Finance LLC, ELN, 50.35%, 1/16/2026, (linked to S&P 500 Index) (a)	8	52,797
Citigroup Global Markets Holdings Inc., ELN, 41.82%, 1/30/2026, (linked to S&P 500 Index) (a)	8	54,394
Citigroup Global Markets Holdings, Inc., ELN, 47.95%, 1/12/2026, (linked to S&P 500 Index) (a)	8	56,784
Royal Bank of Canada, ELN, 43.43%, 2/6/2026, (linked to S&P 500 Index) (a)	9	60,430
Royal Bank of Canada, ELN, 43.85%, 2/2/2026, (linked to S&P 500 Index) (a)	8	54,572
Royal Bank of Canada, ELN, 46.85%, 1/27/2026, (linked to S&P 500 Index) (a)	8	56,161
Royal Bank of Canada, ELN, 48.38%, 1/26/2026, (linked to S&P 500 Index) (a)	8	55,343
Societe Generale SA, ELN, 42.84%, 2/3/2026, (linked to S&P 500 Index) (a)	8	54,574
Societe Generale SA, ELN, 44.73%, 2/10/2026, (linked to S&P 500 Index) (a)	9	60,001
UBS AG, ELN, 45.80%, 1/23/2026, (linked to S&P 500 Index) (a)	8	56,338
Total Equity-Linked Notes (Cost $837,958)		844,742
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $48,157)	48,138	48,157
Total Investments — 100.0% (Cost $4,881,696)		6,087,043
Liabilities in Excess of Other Assets — (0.0)% ^		(2,782)
NET ASSETS — 100.0%		6,084,261

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	148	32,230
Howmet Aerospace, Inc.	969	198,656
RTX Corp.	899	164,893
Textron, Inc.	413	36,022
TransDigm Group, Inc.	68	89,854
		521,655
Air Freight & Logistics — 0.3%
FedEx Corp.	212	61,213
Automobile Components — 0.1%
Aptiv plc *	181	13,773
Automobiles — 2.1%
Tesla, Inc. * (a)	973	437,626
Banks — 3.8%
Bank of America Corp.	4,700	258,509
Citigroup, Inc.	669	78,052
Fifth Third Bancorp	1,471	68,839
Regions Financial Corp.	1,211	32,808
Truist Financial Corp.	1,077	53,012
US Bancorp	1,602	85,508
Wells Fargo & Co. (a)	2,615	243,706
		820,434
Beverages — 1.4%
Coca-Cola Co. (The)	570	39,814
Keurig Dr Pepper, Inc.	2,757	77,235
PepsiCo, Inc.	1,254	180,007
		297,056
Biotechnology — 2.0%
AbbVie, Inc. (a)	1,099	251,085
Neurocrine Biosciences, Inc. *	113	16,001
Regeneron Pharmaceuticals, Inc.	122	94,314
Vertex Pharmaceuticals, Inc. *	161	73,022
		434,422
Broadline Retail — 4.2%
Amazon.com, Inc. * (a)	3,862	891,480
Building Products — 1.3%
Carrier Global Corp.	1,183	62,486
Masco Corp.	630	39,992
Trane Technologies plc	464	180,703
		283,181
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	105	51,598
Charles Schwab Corp. (The)	1,989	198,759
CME Group, Inc.	318	86,785
LPL Financial Holdings, Inc.	61	21,854
Raymond James Financial, Inc.	89	14,271
State Street Corp.	268	34,501
		407,768
Chemicals — 1.3%
Ecolab, Inc.	542	142,302
Linde plc	222	94,459
PPG Industries, Inc.	409	41,932
		278,693
Communications Equipment — 0.5%
Arista Networks, Inc. *	583	76,361
Motorola Solutions, Inc.	61	23,388
		99,749
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	64	39,624
Vulcan Materials Co.	152	43,414
		83,038
Consumer Finance — 0.9%
American Express Co.	231	85,357
Capital One Financial Corp.	402	97,564
		182,921
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	1,443	160,796
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	4,442	110,347
Electric Utilities — 1.8%
Entergy Corp.	851	78,678
NextEra Energy, Inc.	2,221	178,347
NRG Energy, Inc.	73	11,559
Southern Co. (The)	1,297	113,095
		381,679
Electrical Equipment — 0.9%
Eaton Corp. plc	256	81,441
Emerson Electric Co.	390	51,754
GE Vernova, Inc.	99	64,990
		198,185
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	671	90,626
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	1,588	72,309
Entertainment — 1.4%
Netflix, Inc. *	1,531	143,548
Walt Disney Co. (The)	1,244	141,509
Warner Music Group Corp., Class A	579	17,755
		302,812
Financial Services — 5.3%
Apollo Global Management, Inc.	544	78,714
Berkshire Hathaway, Inc., Class B * (a)	591	297,112
Corpay, Inc. *	259	77,882
Fidelity National Information Services, Inc.	1,074	71,402
Mastercard, Inc., Class A (a)	586	334,785
Toast, Inc., Class A *	753	26,724
Visa, Inc., Class A (a)	670	235,042
WEX, Inc. *	51	7,568
		1,129,229
Food Products — 0.6%
Mondelez International, Inc., Class A	2,401	129,251
Ground Transportation — 0.3%
Union Pacific Corp.	251	58,108
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	474	45,242
Dexcom, Inc. *	140	9,313
Edwards Lifesciences Corp. *	1,136	96,826
Medline, Inc., Class A *	316	13,261
Medtronic plc	1,608	154,515
Stryker Corp.	427	149,911
		469,068
Health Care Providers & Services — 1.6%
Cigna Group (The)	269	73,950
HCA Healthcare, Inc.	59	27,764
Humana, Inc.	226	57,754
McKesson Corp.	48	39,684
UnitedHealth Group, Inc.	411	135,652
		334,804
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	1,333	103,145
Welltower, Inc.	378	70,109
		173,254
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	9	49,366
Carnival Corp. *	2,132	65,109
Chipotle Mexican Grill, Inc., Class A *	2,403	88,897
DoorDash, Inc., Class A *	125	28,332
Expedia Group, Inc.	210	59,607
Hilton Worldwide Holdings, Inc.	418	120,073
McDonald's Corp.	507	154,804
Yum! Brands, Inc.	655	99,128
		665,316
Household Durables — 0.1%
Lennar Corp., Class A	182	18,660
Household Products — 0.1%
Church & Dwight Co., Inc.	308	25,791
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	73	11,736
Industrial Conglomerates — 0.8%
3M Co.	1,117	178,836
Insurance — 1.6%
Aon plc, Class A	206	72,737
Arch Capital Group Ltd. *	370	35,465
Arthur J Gallagher & Co.	513	132,878
Chubb Ltd.	134	41,763
Progressive Corp. (The)	238	54,109
		336,952
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A (a)	2,150	672,946
Alphabet, Inc., Class C	1,412	443,034
Meta Platforms, Inc., Class A (a)	908	599,597
		1,715,577
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	1,434	119,052
Life Sciences Tools & Services — 0.6%
Danaher Corp.	555	127,062
Machinery — 0.9%
Deere & Co.	240	111,542
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	404	32,016
Otis Worldwide Corp.	545	47,607
		191,165
Media — 0.6%
Charter Communications, Inc., Class A *	125	26,059
Comcast Corp., Class A	2,217	66,275
Omnicom Group, Inc.	308	24,885
		117,219
Multi-Utilities — 0.4%
Sempra	959	84,705
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	326	49,026
EOG Resources, Inc.	1,189	124,912
EQT Corp.	637	34,141
Exxon Mobil Corp. (a)	2,699	324,756
		532,835
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	513	35,589
United Airlines Holdings, Inc. *	149	16,686
		52,275
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	2,185	117,827
Eli Lilly & Co. (a)	239	257,131
Johnson & Johnson (a)	1,210	250,418
Merck & Co., Inc.	216	22,763
		648,139
Professional Services — 0.4%
Leidos Holdings, Inc.	464	83,653
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	464	28,131
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	281	60,096
Analog Devices, Inc.	657	178,166
Broadcom, Inc. (a)	1,671	578,179
Lam Research Corp.	454	77,791
Micron Technology, Inc.	494	141,108
NVIDIA Corp. (a)	9,408	1,754,522
NXP Semiconductors NV (Netherlands)	563	122,168
Texas Instruments, Inc.	691	119,924
		3,031,954
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.6%
AppLovin Corp., Class A *	59	39,905
Cadence Design Systems, Inc. *	179	55,827
Intuit, Inc.	187	123,694
Microsoft Corp. (a)	2,955	1,429,291
Oracle Corp.	934	182,034
Palantir Technologies, Inc., Class A *	615	109,375
Roper Technologies, Inc.	95	42,365
Salesforce, Inc.	333	88,329
ServiceNow, Inc. *	1,290	197,549
		2,268,369
Specialized REITs — 0.8%
American Tower Corp.	217	38,170
Equinix, Inc.	85	65,342
SBA Communications Corp.	297	57,342
		160,854
Specialty Retail — 1.9%
AutoZone, Inc. *	15	50,876
Burlington Stores, Inc. *	225	65,104
Lowe's Cos., Inc.	784	188,980
Ross Stores, Inc.	555	99,875
		404,835
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	5,518	1,500,100
Seagate Technology Holdings plc	345	95,041
Western Digital Corp.	312	53,732
		1,648,873
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	967	61,614
Tobacco — 0.7%
Altria Group, Inc.	618	35,629
Philip Morris International, Inc.	662	106,135
		141,764
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	23	18,805
Total Common Stocks (Cost $10,742,927)		21,097,649
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 1.2%
Put Options Purchased — 1.2%
S&P 500 Index
3/31/2026 at USD 6,475.00, European Style
Notional Amount: USD 21,376,443
Counterparty: Exchange-Traded * (Cost $259,215)	31,227	258,715
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (b) (c) (Cost $215,907)	215,907	215,907
Total Investments — 101.1% (Cost $11,218,049)		21,572,271
Liabilities in Excess of Other Assets — (1.1)%		(242,871)
NET ASSETS — 100.0%		21,329,400

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $4,145,761.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	729	03/20/2026	USD	251,250	121

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,227	USD 21,376,443	USD 7,155.00	3/31/2026	(205,318)
Written Put Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,227	USD 21,376,443	USD 5,470.00	3/31/2026	(54,803)
Total Written Options Contracts (Premiums Received $260,683)						(260,121)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	38	8,209
Howmet Aerospace, Inc.	247	50,599
RTX Corp.	229	41,999
Textron, Inc.	105	9,175
TransDigm Group, Inc.	17	22,887
		132,869
Air Freight & Logistics — 0.3%
FedEx Corp.	54	15,591
Automobile Components — 0.1%
Aptiv plc *	46	3,508
Automobiles — 2.1%
Tesla, Inc. * (a)	248	111,465
Banks — 3.9%
Bank of America Corp.	1,197	65,844
Citigroup, Inc.	170	19,880
Fifth Third Bancorp	375	17,534
Regions Financial Corp.	308	8,357
Truist Financial Corp.	275	13,502
US Bancorp	408	21,779
Wells Fargo & Co.	666	62,073
		208,969
Beverages — 1.4%
Coca-Cola Co. (The)	145	10,143
Keurig Dr Pepper, Inc.	702	19,673
PepsiCo, Inc.	320	45,849
		75,665
Biotechnology — 2.0%
AbbVie, Inc.	280	63,953
Neurocrine Biosciences, Inc. *	29	4,075
Regeneron Pharmaceuticals, Inc.	31	24,022
Vertex Pharmaceuticals, Inc. *	41	18,599
		110,649
Broadline Retail — 4.2%
Amazon.com, Inc. * (a)	984	227,065
Building Products — 1.3%
Carrier Global Corp.	301	15,915
Masco Corp.	161	10,186
Trane Technologies plc	118	46,023
		72,124
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	27	13,143
Charles Schwab Corp. (The)	507	50,624
CME Group, Inc.	81	22,104
LPL Financial Holdings, Inc.	15	5,566
Raymond James Financial, Inc.	23	3,635
State Street Corp.	68	8,789
		103,861
Chemicals — 1.3%
Ecolab, Inc.	138	36,242
Linde plc	57	24,060
PPG Industries, Inc.	104	10,680
		70,982
Communications Equipment — 0.5%
Arista Networks, Inc. *	148	19,449
Motorola Solutions, Inc.	16	5,957
		25,406
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	16	10,092
Vulcan Materials Co.	39	11,058
		21,150
Consumer Finance — 0.9%
American Express Co.	59	21,741
Capital One Financial Corp.	102	24,851
		46,592
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	368	40,956
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,131	28,106
Electric Utilities — 1.8%
Entergy Corp.	217	20,099
NextEra Energy, Inc.	566	45,426
NRG Energy, Inc.	19	2,944
Southern Co. (The)	330	28,807
		97,276
Electrical Equipment — 0.9%
Eaton Corp. plc	65	20,743
Emerson Electric Co.	99	13,182
GE Vernova, Inc.	26	16,553
		50,478
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	171	23,073
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	404	18,418
Entertainment — 1.4%
Netflix, Inc. *	390	36,563
Walt Disney Co. (The)	317	36,042
Warner Music Group Corp., Class A	143	4,384
		76,989
Financial Services — 5.3%
Apollo Global Management, Inc.	138	20,049
Berkshire Hathaway, Inc., Class B *	150	75,676
Corpay, Inc. *	66	19,837
Fidelity National Information Services, Inc.	274	18,186
Mastercard, Inc., Class A	149	85,271
Toast, Inc., Class A *	192	6,807
Visa, Inc., Class A	171	59,841
WEX, Inc. *	13	1,928
		287,595
Food Products — 0.6%
Mondelez International, Inc., Class A	611	32,921
Ground Transportation — 0.3%
Union Pacific Corp.	64	14,800
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	121	11,524
Dexcom, Inc. *	36	2,371
Edwards Lifesciences Corp. *	289	24,662
Medline, Inc., Class A *	80	3,376
Medtronic plc	410	39,356
Stryker Corp.	109	38,183
		119,472
Health Care Providers & Services — 1.6%
Cigna Group (The)	69	18,835
HCA Healthcare, Inc.	15	7,072
Humana, Inc.	57	14,710
McKesson Corp.	12	10,108
UnitedHealth Group, Inc.	105	34,551
		85,276
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	340	26,272
Welltower, Inc.	96	17,857
		44,129
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	2	12,574
Carnival Corp. *	543	16,584
Chipotle Mexican Grill, Inc., Class A *	612	22,643
DoorDash, Inc., Class A *	32	7,216
Expedia Group, Inc.	54	15,182
Hilton Worldwide Holdings, Inc.	106	30,583
McDonald's Corp.	129	39,429
Yum! Brands, Inc.	167	25,248
		169,459
Household Durables — 0.1%
Lennar Corp., Class A	46	4,753
Household Products — 0.1%
Church & Dwight Co., Inc.	78	6,569
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	18	2,989
Industrial Conglomerates — 0.8%
3M Co.	284	45,531
Insurance — 1.6%
Aon plc, Class A	52	18,526
Arch Capital Group Ltd. *	94	9,033
Arthur J Gallagher & Co.	131	33,845
Chubb Ltd.	34	10,637
Progressive Corp. (The)	61	13,781
		85,822
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	543	170,068
Alphabet, Inc., Class C	357	111,964
Meta Platforms, Inc., Class A (a)	231	152,657
		434,689
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	365	30,323
Life Sciences Tools & Services — 0.6%
Danaher Corp.	141	32,365
Machinery — 0.9%
Deere & Co.	61	28,410
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	103	8,155
Otis Worldwide Corp.	139	12,126
		48,691
Media — 0.6%
Charter Communications, Inc., Class A *	32	6,638
Comcast Corp., Class A	565	16,881
Omnicom Group, Inc.	78	6,338
		29,857
Multi-Utilities — 0.4%
Sempra	244	21,574
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	83	12,487
EOG Resources, Inc.	303	31,815
EQT Corp.	162	8,696
Exxon Mobil Corp.	688	82,717
		135,715
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	131	9,064
United Airlines Holdings, Inc. *	38	4,250
		13,314
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	557	30,011
Eli Lilly & Co.	61	65,492
Johnson & Johnson	308	63,784
Merck & Co., Inc.	55	5,799
		165,086
Professional Services — 0.4%
Leidos Holdings, Inc.	118	21,307
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	118	7,165
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	72	15,307
Analog Devices, Inc.	167	45,380
Broadcom, Inc.	426	147,265
Lam Research Corp.	116	19,819
Micron Technology, Inc.	126	35,948
NVIDIA Corp. (a)	2,396	446,885
NXP Semiconductors NV (Netherlands)	143	31,116
Texas Instruments, Inc.	176	30,545
		772,265
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.6%
AppLovin Corp., Class A *	15	10,164
Cadence Design Systems, Inc. *	45	14,219
Intuit, Inc.	48	31,505
Microsoft Corp. (a)	753	364,047
Oracle Corp.	238	46,365
Palantir Technologies, Inc., Class A *	157	27,859
Roper Technologies, Inc.	24	10,791
Salesforce, Inc.	85	22,498
ServiceNow, Inc. *	328	50,316
		577,764
Specialized REITs — 0.8%
American Tower Corp.	55	9,722
Equinix, Inc.	22	16,644
SBA Communications Corp.	76	14,605
		40,971
Specialty Retail — 1.9%
AutoZone, Inc. *	4	12,959
Burlington Stores, Inc. *	57	16,632
Lowe's Cos., Inc.	200	48,134
Ross Stores, Inc.	141	25,439
		103,164
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	1,406	382,084
Seagate Technology Holdings plc	88	24,208
Western Digital Corp.	79	13,686
		419,978
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	246	15,693
Tobacco — 0.7%
Altria Group, Inc.	157	9,075
Philip Morris International, Inc.	169	27,030
		36,105
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	6	4,789
Total Common Stocks (Cost $3,324,932)		5,371,323
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.3%
Put Options Purchased — 0.3%
S&P 500 Index
1/30/2026 at USD 6,470.00, European Style
Notional Amount: USD 5,418,213
Counterparty: Exchange-Traded * (Cost $80,595)	7,915	16,265
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $40,022)	40,022	40,022
Total Investments — 100.0% (Cost $3,445,549)		5,427,610
Liabilities in Excess of Other Assets — (0.0)% ^		(1,710)
NET ASSETS — 100.0%		5,425,900

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $283,901.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	137	03/20/2026	USD	47,217	23

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	7,915	USD 5,418,213	USD 7,210.00	1/30/2026	(2,849)
Written Put Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	7,915	USD 5,418,213	USD 5,450.00	1/30/2026	(1,718)
Total Written Options Contracts (Premiums Received $78,970)						(4,567)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	20	4,241
Howmet Aerospace, Inc.	128	26,141
RTX Corp.	118	21,699
Textron, Inc.	54	4,740
TransDigm Group, Inc.	9	11,824
		68,645
Air Freight & Logistics — 0.3%
FedEx Corp.	28	8,055
Automobile Components — 0.1%
Aptiv plc *	24	1,812
Automobiles — 2.1%
Tesla, Inc. *	128	57,588
Banks — 3.8%
Bank of America Corp.	618	34,017
Citigroup, Inc.	88	10,271
Fifth Third Bancorp	194	9,059
Regions Financial Corp.	159	4,317
Truist Financial Corp.	142	6,976
US Bancorp	211	11,252
Wells Fargo & Co.	344	32,070
		107,962
Beverages — 1.4%
Coca-Cola Co. (The)	75	5,239
Keurig Dr Pepper, Inc.	363	10,164
PepsiCo, Inc.	165	23,687
		39,090
Biotechnology — 2.0%
AbbVie, Inc.	145	33,040
Neurocrine Biosciences, Inc. *	15	2,106
Regeneron Pharmaceuticals, Inc.	16	12,411
Vertex Pharmaceuticals, Inc. *	21	9,609
		57,166
Broadline Retail — 4.2%
Amazon.com, Inc. *	508	117,311
Building Products — 1.3%
Carrier Global Corp.	156	8,222
Masco Corp.	83	5,263
Trane Technologies plc	61	23,780
		37,265
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	14	6,789
Charles Schwab Corp. (The)	262	26,155
CME Group, Inc.	42	11,420
LPL Financial Holdings, Inc.	8	2,876
Raymond James Financial, Inc.	11	1,878
State Street Corp.	35	4,540
		53,658
Chemicals — 1.3%
Ecolab, Inc.	71	18,726
Linde plc	29	12,430
PPG Industries, Inc.	54	5,518
		36,674
Communications Equipment — 0.5%
Arista Networks, Inc. *	77	10,048
Motorola Solutions, Inc.	8	3,078
		13,126
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	8	5,214
Vulcan Materials Co.	20	5,713
		10,927
Consumer Finance — 0.9%
American Express Co.	30	11,232
Capital One Financial Corp.	53	12,839
		24,071
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	190	21,159
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	585	14,521
Electric Utilities — 1.8%
Entergy Corp.	112	10,336
NextEra Energy, Inc.	292	23,471
NRG Energy, Inc.	10	1,521
Southern Co. (The)	171	14,896
		50,224
Electrical Equipment — 0.9%
Eaton Corp. plc	34	10,717
Emerson Electric Co.	51	6,810
GE Vernova, Inc.	13	8,552
		26,079
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	88	11,926
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	209	9,515
Entertainment — 1.4%
Netflix, Inc. *	202	18,890
Walt Disney Co. (The)	164	18,621
Warner Music Group Corp., Class A	75	2,313
		39,824
Financial Services — 5.3%
Apollo Global Management, Inc.	72	10,358
Berkshire Hathaway, Inc., Class B *	78	39,097
Corpay, Inc. *	34	10,248
Fidelity National Information Services, Inc.	141	9,396
Mastercard, Inc., Class A	77	44,055
Toast, Inc., Class A *	99	3,517
Visa, Inc., Class A	88	30,930
WEX, Inc. *	7	996
		148,597
Food Products — 0.6%
Mondelez International, Inc., Class A	316	17,008
Ground Transportation — 0.3%
Union Pacific Corp.	33	7,646
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	62	5,953
Dexcom, Inc. *	19	1,226
Edwards Lifesciences Corp. *	149	12,741
Medline, Inc., Class A *	42	1,745
Medtronic plc	212	20,333
Stryker Corp.	56	19,727
		61,725
Health Care Providers & Services — 1.6%
Cigna Group (The)	35	9,731
HCA Healthcare, Inc.	8	3,653
Humana, Inc.	30	7,600
McKesson Corp.	6	5,222
UnitedHealth Group, Inc.	54	17,851
		44,057
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	175	13,573
Welltower, Inc.	50	9,226
		22,799
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	1	6,496
Carnival Corp. *	281	8,568
Chipotle Mexican Grill, Inc., Class A *	316	11,698
DoorDash, Inc., Class A *	16	3,728
Expedia Group, Inc.	28	7,844
Hilton Worldwide Holdings, Inc.	55	15,801
McDonald's Corp.	67	20,371
Yum! Brands, Inc.	86	13,044
		87,550
Household Durables — 0.1%
Lennar Corp., Class A	24	2,456
Household Products — 0.1%
Church & Dwight Co., Inc.	40	3,394
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	10	1,544
Industrial Conglomerates — 0.8%
3M Co.	147	23,534
Insurance — 1.6%
Aon plc, Class A	27	9,572
Arch Capital Group Ltd. *	49	4,667
Arthur J Gallagher & Co.	67	17,486
Chubb Ltd.	18	5,495
Progressive Corp. (The)	31	7,120
		44,340
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	283	88,554
Alphabet, Inc., Class C	186	58,299
Meta Platforms, Inc., Class A	119	78,905
		225,758
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	189	15,666
Life Sciences Tools & Services — 0.6%
Danaher Corp.	73	16,720
Machinery — 0.9%
Deere & Co.	31	14,678
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	53	4,213
Otis Worldwide Corp.	72	6,265
		25,156
Media — 0.6%
Charter Communications, Inc., Class A *	16	3,429
Comcast Corp., Class A	292	8,721
Omnicom Group, Inc.	41	3,275
		15,425
Multi-Utilities — 0.4%
Sempra	126	11,146
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	43	6,451
EOG Resources, Inc.	156	16,437
EQT Corp.	84	4,493
Exxon Mobil Corp.	355	42,735
		70,116
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	67	4,683
United Airlines Holdings, Inc. *	20	2,196
		6,879
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	287	15,505
Eli Lilly & Co.	32	33,836
Johnson & Johnson	159	32,953
Merck & Co., Inc.	29	2,995
		85,289
Professional Services — 0.4%
Leidos Holdings, Inc.	61	11,008
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	61	3,702
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	37	7,908
Analog Devices, Inc.	86	23,445
Broadcom, Inc.	220	76,083
Lam Research Corp.	60	10,236
Micron Technology, Inc.	65	18,568
NVIDIA Corp. (a)	1,238	230,879
NXP Semiconductors NV (Netherlands)	74	16,076
Texas Instruments, Inc.	91	15,781
		398,976
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.6%
AppLovin Corp., Class A *	8	5,251
Cadence Design Systems, Inc. *	23	7,346
Intuit, Inc.	25	16,277
Microsoft Corp. (a)	389	188,082
Oracle Corp.	123	23,954
Palantir Technologies, Inc., Class A *	81	14,393
Roper Technologies, Inc.	12	5,575
Salesforce, Inc.	44	11,623
ServiceNow, Inc. *	170	25,996
		298,497
Specialized REITs — 0.8%
American Tower Corp.	29	5,023
Equinix, Inc.	11	8,599
SBA Communications Corp.	39	7,545
		21,167
Specialty Retail — 1.9%
AutoZone, Inc. *	2	6,695
Burlington Stores, Inc. *	30	8,721
Lowe's Cos., Inc.	103	24,868
Ross Stores, Inc.	73	13,142
		53,426
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	726	197,399
Seagate Technology Holdings plc	46	12,506
Western Digital Corp.	41	7,071
		216,976
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	127	8,108
Tobacco — 0.7%
Altria Group, Inc.	81	4,688
Philip Morris International, Inc.	87	13,967
		18,655
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	3	2,475
Total Common Stocks (Cost $1,646,905)		2,776,393
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.7%
Put Options Purchased — 0.7%
S&P 500 Index
2/27/2026 at USD 6,475.00, European Style
Notional Amount: USD 2,800,494
Counterparty: Exchange-Traded * (Cost $38,756)	4,091	20,291
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $21,978)	21,978	21,978
Total Investments — 100.4% (Cost $1,707,639)		2,818,662
Liabilities in Excess of Other Assets — (0.4)%		(11,797)
NET ASSETS — 100.0%		2,806,865

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $164,300.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	71	03/20/2026	USD	24,470	(101)

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,091	USD 2,800,494	USD 7,200.00	2/27/2026	(9,327)
Written Put Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,091	USD 2,800,494	USD 5,470.00	2/27/2026	(3,232)
Total Written Options Contracts (Premiums Received $37,508)						(12,559)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 2.3%
GE Aerospace	5,172	1,593,253
Rocket Lab Corp. *	3,259	227,318
RTX Corp.	4,304	789,438
TransDigm Group, Inc.	123	163,130
		2,773,139
Automobiles — 3.9%
Tesla, Inc. *	10,501	4,722,505
Beverages — 0.6%
Coca-Cola Co. (The)	10,451	730,630
Biotechnology — 4.6%
AbbVie, Inc.	4,299	982,286
Alnylam Pharmaceuticals, Inc. *	1,391	553,174
Gilead Sciences, Inc.	7,048	865,037
Insmed, Inc. *	10,515	1,830,049
Natera, Inc. *	5,790	1,326,393
		5,556,939
Broadline Retail — 4.9%
Alibaba Group Holding Ltd., ADR (China) (a)	7,483	1,096,834
Amazon.com, Inc. *	15,392	3,552,940
MercadoLibre, Inc. (Brazil) *	288	579,529
Sea Ltd., ADR (Singapore) *	5,219	665,807
		5,895,110
Building Products — 0.3%
Trane Technologies plc	867	337,292
Capital Markets — 3.8%
Charles Schwab Corp. (The)	7,520	751,359
Goldman Sachs Group, Inc. (The)	2,697	2,370,824
Intercontinental Exchange, Inc.	549	88,861
Robinhood Markets, Inc., Class A *	11,572	1,308,819
		4,519,863
Communications Equipment — 0.8%
Arista Networks, Inc. *	929	121,670
Ciena Corp. *	2,895	677,068
Lumentum Holdings, Inc. * (a)	572	210,810
		1,009,548
Construction & Engineering — 0.5%
Quanta Services, Inc.	1,488	628,221
Consumer Finance — 0.8%
SoFi Technologies, Inc. *	37,841	990,690
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.6%
Walmart, Inc.	16,910	1,883,958
Electrical Equipment — 1.5%
GE Vernova, Inc.	2,738	1,789,417
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	7,159	967,508
Celestica, Inc. (Canada) *	1,689	499,216
		1,466,724
Entertainment — 1.3%
Netflix, Inc. *	9,305	872,441
ROBLOX Corp., Class A *	7,918	641,604
Spotify Technology SA *	99	57,637
		1,571,682
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B *	900	452,320
Mastercard, Inc., Class A	5,938	3,390,011
Visa, Inc., Class A	1,286	450,825
		4,293,156
Ground Transportation — 0.3%
Uber Technologies, Inc. *	3,877	316,802
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	6,085	762,450
Intuitive Surgical, Inc. *	615	348,166
		1,110,616
Health Care Providers & Services — 0.9%
Hims & Hers Health, Inc. * (a)	10,603	344,285
McKesson Corp.	856	701,703
		1,045,988
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	203	1,083,405
DoorDash, Inc., Class A *	2,284	517,275
McDonald's Corp.	1,991	608,600
		2,209,280
Household Durables — 0.4%
DR Horton, Inc.	3,382	487,065
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	2,032	327,869
Industrial Conglomerates — 1.2%
3M Co.	8,797	1,408,342
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 8.3%
Alphabet, Inc., Class C	22,180	6,960,234
Meta Platforms, Inc., Class A	4,654	3,071,993
		10,032,227
IT Services — 4.1%
Cloudflare, Inc., Class A *	5,479	1,080,221
International Business Machines Corp.	5,821	1,724,069
Shopify, Inc., Class A (Canada) *	9,654	1,554,000
Snowflake, Inc., Class A *	1,366	299,716
Twilio, Inc., Class A *	2,024	287,906
		4,945,912
Machinery — 0.3%
Deere & Co.	833	387,601
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc.	386	74,982
Pharmaceuticals — 3.1%
Eli Lilly & Co.	2,322	2,495,678
Johnson & Johnson	5,843	1,209,171
		3,704,849
Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc. *	4,892	1,047,742
Broadcom, Inc.	17,446	6,037,892
Lam Research Corp.	585	100,056
NVIDIA Corp.	84,572	15,772,731
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,874	1,177,358
		24,135,779
Software — 15.3%
AppLovin Corp., Class A *	1,745	1,176,060
Crowdstrike Holdings, Inc., Class A *	1,455	682,137
Intuit, Inc.	1,351	894,919
Microsoft Corp.	24,028	11,620,638
Oracle Corp.	6,811	1,327,597
Palantir Technologies, Inc., Class A *	10,777	1,915,519
Palo Alto Networks, Inc. *	1,660	305,731
ServiceNow, Inc. *	3,553	544,267
		18,466,868
Specialty Retail — 1.1%
AutoZone, Inc. *	94	318,289
Carvana Co. * (a)	2,333	984,811
		1,303,100
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	33,425	9,087,069
Western Digital Corp.	3,683	634,405
		9,721,474
Tobacco — 1.0%
Philip Morris International, Inc.	7,820	1,254,271
Total Common Stocks (Cost $72,174,582)		119,101,899
Short-Term Investments — 1.5%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $1,624,750)	1,624,274	1,624,923
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $203,259)	203,259	203,259
Total Short-Term Investments (Cost $1,828,009)		1,828,182
Total Investments — 100.5% (Cost $74,002,591)		120,930,081
Liabilities in Excess of Other Assets — (0.5)%		(636,225)
NET ASSETS — 100.0%		120,293,856

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $195,838.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 1.8%
Boeing Co. (The) *	248	53,896
RTX Corp.	243	44,550
		98,446
Automobile Components — 0.3%
Gentex Corp.	800	18,625
Automobiles — 0.7%
Ford Motor Co.	2,723	35,727
Banks — 11.6%
Bank of America Corp.	3,016	165,858
Fifth Third Bancorp (a)	1,460	68,356
First Citizens BancShares, Inc., Class A	37	78,829
Huntington Bancshares, Inc.	2,540	44,074
Regions Financial Corp.	1,914	51,869
US Bancorp	1,523	81,279
Wells Fargo & Co.	1,569	146,196
		636,461
Biotechnology — 4.3%
Biogen, Inc. *	245	43,222
Ionis Pharmaceuticals, Inc. *	141	11,140
Neurocrine Biosciences, Inc. *	104	14,757
Regeneron Pharmaceuticals, Inc.	102	78,502
Vertex Pharmaceuticals, Inc. *	193	87,317
		234,938
Broadline Retail — 2.1%
Amazon.com, Inc. *	489	112,824
Capital Markets — 1.5%
Intercontinental Exchange, Inc.	184	29,815
Morgan Stanley	200	35,477
Raymond James Financial, Inc.	102	16,408
		81,700
Chemicals — 1.4%
Albemarle Corp. (a)	418	59,127
Chemours Co. (The)	1,666	19,642
		78,769
Construction Materials — 1.6%
Amrize Ltd. * (a)	926	50,103
James Hardie Industries plc, ADR *	1,873	38,863
		88,966
Consumer Finance — 1.3%
American Express Co.	188	69,732
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc. *	584	52,534
Performance Food Group Co. *	437	39,292
Walmart, Inc.	244	27,201
		119,027
Containers & Packaging — 0.4%
Silgan Holdings, Inc.	583	23,522
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,889	46,923
Electric Utilities — 2.7%
NextEra Energy, Inc.	675	54,156
PG&E Corp.	860	13,829
Southern Co. (The)	941	82,053
		150,038
Electrical Equipment — 2.2%
Eaton Corp. plc	79	25,321
Emerson Electric Co.	707	93,816
		119,137
Electronic Equipment, Instruments & Components — 3.2%
CDW Corp.	222	30,230
Corning, Inc.	903	79,109
TD SYNNEX Corp.	424	63,677
		173,016
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	852	38,787
Entertainment — 1.4%
Live Nation Entertainment, Inc. * (a)	90	12,878
Walt Disney Co. (The)	542	61,599
		74,477
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B *	351	176,489
Corpay, Inc. *	139	41,851
Fidelity National Information Services, Inc.	427	28,388
Fiserv, Inc. *	780	52,341
		299,069
Food Products — 0.5%
Mondelez International, Inc., Class A	505	27,207
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.5%
Ryder System, Inc.	280	53,605
Saia, Inc. *	89	29,022
		82,627
Health Care Equipment & Supplies — 1.6%
GE HealthCare Technologies, Inc.	393	32,198
Medtronic plc	505	48,467
Zimmer Biomet Holdings, Inc.	90	8,142
		88,807
Health Care Providers & Services — 6.8%
Cardinal Health, Inc.	156	32,007
Elevance Health, Inc.	187	65,543
Henry Schein, Inc. *	299	22,632
Humana, Inc.	535	137,002
Labcorp Holdings, Inc.	220	55,175
Quest Diagnostics, Inc.	166	28,808
UnitedHealth Group, Inc.	97	32,083
		373,250
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc. (a)	398	73,242
Household Durables — 1.1%
Lennar Corp., Class A	574	59,022
Industrial Conglomerates — 0.5%
3M Co.	181	28,924
Insurance — 1.7%
Marsh & McLennan Cos., Inc.	302	56,039
Progressive Corp. (The)	157	35,794
		91,833
Interactive Media & Services — 5.0%
Alphabet, Inc., Class C	673	211,130
Meta Platforms, Inc., Class A	52	34,228
Pinterest, Inc., Class A *	1,164	30,137
		275,495
IT Services — 1.5%
Accenture plc, Class A	197	52,774
GoDaddy, Inc., Class A *	166	20,631
Okta, Inc. *	125	10,806
		84,211
Leisure Products — 0.3%
Mattel, Inc. *	799	15,857
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — 1.2%
ICON plc *	368	67,118
Machinery — 3.5%
AGCO Corp.	111	11,576
Cummins, Inc.	46	23,369
Flowserve Corp.	1,008	69,908
Gates Industrial Corp. plc *	3,985	85,566
		190,419
Media — 0.4%
Omnicom Group, Inc.	251	20,227
Metals & Mining — 3.0%
Alcoa Corp.	1,330	70,668
Cleveland-Cliffs, Inc. *	1,578	20,963
Freeport-McMoRan, Inc.	568	28,835
Teck Resources Ltd., Class B (Canada)	965	46,222
		166,688
Multi-Utilities — 1.2%
Dominion Energy, Inc.	1,161	68,006
Oil, Gas & Consumable Fuels — 3.2%
EOG Resources, Inc.	523	54,944
EQT Corp.	1,434	76,853
Range Resources Corp.	1,154	40,702
		172,499
Passenger Airlines — 1.3%
Alaska Air Group, Inc. *	368	18,521
Southwest Airlines Co.	1,287	53,183
		71,704
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	1,061	57,219
Johnson & Johnson	399	82,670
		139,889
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp.	63	5,352
Real Estate Management & Development — 0.4%
Zillow Group, Inc., Class C *	299	20,390
Residential REITs — 1.2%
AvalonBay Communities, Inc.	323	58,526
Invitation Homes, Inc.	203	5,649
		64,175
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.6%
Micron Technology, Inc.	338	96,573
NXP Semiconductors NV (Netherlands)	226	48,924
ON Semiconductor Corp. *	711	38,487
Universal Display Corp.	103	12,027
		196,011
Software — 0.7%
Roper Technologies, Inc.	83	36,913
Specialized REITs — 1.2%
Equinix, Inc.	86	65,606
Specialty Retail — 0.8%
Lowe's Cos., Inc.	174	41,969
Technology Hardware, Storage & Peripherals — 3.1%
Hewlett Packard Enterprise Co.	2,694	64,712
Western Digital Corp.	616	106,054
		170,766
Textiles, Apparel & Luxury Goods — 1.2%
Kontoor Brands, Inc.	768	46,910
NIKE, Inc., Class B	258	16,423
		63,333
Tobacco — 1.3%
Philip Morris International, Inc.	446	71,617
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)	464	66,684
Total Common Stocks (Cost $4,712,883)		5,400,025
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $63,566)	63,537	63,563
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $25,364)	25,364	25,364
Total Short-Term Investments (Cost $88,930)		88,927
Total Investments — 100.4% (Cost $4,801,813)		5,488,952
Liabilities in Excess of Other Assets — (0.4)%		(22,147)
NET ASSETS — 100.0%		5,466,805

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $24,539.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.8%
Howmet Aerospace, Inc.	1,908	391,268
Northrop Grumman Corp.	999	569,622
		960,890
Automobiles — 1.6%
Tesla, Inc. *	1,255	564,208
Banks — 3.8%
US Bancorp	4,585	244,640
Wells Fargo & Co.	11,429	1,065,229
		1,309,869
Biotechnology — 3.0%
AbbVie, Inc.	2,301	525,865
Regeneron Pharmaceuticals, Inc.	338	260,565
Vertex Pharmaceuticals, Inc. *	540	244,961
		1,031,391
Broadline Retail — 4.4%
Amazon.com, Inc. *	6,527	1,506,472
Building Products — 1.7%
Carrier Global Corp.	3,396	179,477
Trane Technologies plc	1,055	410,499
		589,976
Capital Markets — 3.8%
Ameriprise Financial, Inc.	433	212,536
Blackstone, Inc.	3,893	600,027
Morgan Stanley	2,725	483,681
		1,296,244
Construction Materials — 1.5%
Vulcan Materials Co.	1,794	511,776
Consumer Finance — 2.5%
American Express Co.	2,323	859,255
Consumer Staples Distribution & Retail — 2.1%
Walmart, Inc.	6,387	711,608
Electric Utilities — 3.4%
Entergy Corp.	2,465	227,865
NextEra Energy, Inc.	8,002	642,392
Southern Co. (The)	3,373	294,075
		1,164,332
Electrical Equipment — 1.3%
Eaton Corp. plc	1,413	450,012
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	2,175	293,995
Energy Equipment & Services — 2.0%
Baker Hughes Co., Class A	15,143	689,621
Entertainment — 2.1%
Walt Disney Co. (The)	6,461	735,118
Financial Services — 2.7%
Mastercard, Inc., Class A	1,608	917,940
Food Products — 0.8%
Mondelez International, Inc., Class A	5,165	278,025
Health Care Equipment & Supplies — 4.1%
Edwards Lifesciences Corp. *	5,345	455,663
Medtronic plc	4,912	471,792
Stryker Corp.	1,368	480,851
		1,408,306
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc., Class A *	4,222	156,211
DoorDash, Inc., Class A *	789	178,721
Marriott International, Inc., Class A	610	189,151
McDonald's Corp.	2,095	640,285
		1,164,368
Industrial REITs — 0.7%
Prologis, Inc.	1,988	253,781
Insurance — 3.4%
Arthur J Gallagher & Co.	2,283	590,953
Progressive Corp. (The)	1,391	316,692
Travelers Cos., Inc. (The)	862	249,938
		1,157,583
Interactive Media & Services — 8.4%
Alphabet, Inc., Class A	5,429	1,699,101
Meta Platforms, Inc., Class A	1,791	1,182,502
		2,881,603
Machinery — 1.0%
Deere & Co.	744	346,491
Pharmaceuticals — 1.7%
Eli Lilly & Co.	560	601,685
Semiconductors & Semiconductor Equipment — 13.8%
Broadcom, Inc.	3,262	1,129,003
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	15,903	2,965,880
NXP Semiconductors NV (Netherlands)	2,923	634,540
		4,729,423
Software — 12.2%
Intuit, Inc.	586	388,140
Microsoft Corp.	5,393	2,608,141
Oracle Corp.	3,159	615,770
Roper Technologies, Inc.	431	191,715
ServiceNow, Inc. *	2,446	374,704
		4,178,470
Specialty Retail — 2.3%
Lowe's Cos., Inc.	3,339	805,226
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	9,593	2,607,842
Trading Companies & Distributors — 0.6%
United Rentals, Inc.	247	200,188
Total Common Stocks (Cost $17,849,847)		34,205,698
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b) (Cost $91,580)	91,543	91,580
Total Investments — 99.9% (Cost $17,941,427)		34,297,278
Other Assets in Excess of Liabilities — 0.1%		24,128
NET ASSETS — 100.0%		34,321,406

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 2.7%
GE Aerospace	84	25,861
Howmet Aerospace, Inc.	67	13,679
RTX Corp.	42	7,783
TransDigm Group, Inc.	5	6,520
		53,843
Automobiles — 3.4%
Tesla, Inc. *	152	68,311
Banks — 0.4%
Bank of America Corp.	125	6,849
Beverages — 0.3%
PepsiCo, Inc.	45	6,446
Biotechnology — 3.4%
AbbVie, Inc.	174	39,710
Alnylam Pharmaceuticals, Inc. *	8	3,360
Neurocrine Biosciences, Inc. *	37	5,260
Regeneron Pharmaceuticals, Inc.	11	8,688
Vertex Pharmaceuticals, Inc. * (a)	25	11,103
		68,121
Broadline Retail — 6.1%
Amazon.com, Inc. *	525	121,149
Building Products — 0.7%
Trane Technologies plc	34	13,256
Capital Markets — 2.1%
Charles Schwab Corp. (The)	132	13,205
CME Group, Inc.	14	3,945
Goldman Sachs Group, Inc. (The)	14	12,056
Interactive Brokers Group, Inc., Class A	75	4,806
Morgan Stanley	42	7,534
		41,546
Chemicals — 0.3%
Linde plc	13	5,350
Communications Equipment — 1.1%
Arista Networks, Inc. *	118	15,416
Motorola Solutions, Inc.	15	5,816
		21,232
Construction & Engineering — 0.3%
Quanta Services, Inc.	15	6,220
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 1.0%
American Express Co.	31	11,478
Capital One Financial Corp.	33	8,012
		19,490
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	13	11,523
US Foods Holding Corp. *	118	8,848
		20,371
Electric Utilities — 0.5%
NextEra Energy, Inc.	73	5,864
Southern Co. (The)	55	4,816
		10,680
Electrical Equipment — 0.4%
GE Vernova, Inc.	13	8,471
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	155	20,951
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	81	3,702
Entertainment — 1.4%
Netflix, Inc. *	197	18,434
Walt Disney Co. (The)	87	9,897
		28,331
Financial Services — 3.5%
Fidelity National Information Services, Inc.	61	4,025
Mastercard, Inc., Class A	86	49,161
Visa, Inc., Class A	46	16,231
		69,417
Ground Transportation — 0.7%
Uber Technologies, Inc. *	168	13,717
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	56	5,361
Intuitive Surgical, Inc. *	10	5,729
Stryker Corp.	20	6,884
		17,974
Health Care Providers & Services — 0.6%
Cigna Group (The)	15	4,046
Humana, Inc.	13	3,269
McKesson Corp.	6	5,289
		12,604
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.3%
Ventas, Inc.	70	5,392
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	1	5,238
Chipotle Mexican Grill, Inc., Class A *	212	7,845
DoorDash, Inc., Class A * (a)	56	12,759
Hilton Worldwide Holdings, Inc.	49	13,886
McDonald's Corp.	25	7,605
		47,333
Insurance — 0.4%
Arthur J Gallagher & Co.	27	6,888
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A	284	88,843
Alphabet, Inc., Class C	136	42,662
Meta Platforms, Inc., Class A	133	87,696
		219,201
IT Services — 0.3%
GoDaddy, Inc., Class A *	39	4,848
Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	43	4,568
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	79	5,519
Pharmaceuticals — 2.9%
Eli Lilly & Co.	37	39,810
Johnson & Johnson	64	13,290
Zoetis, Inc.	32	4,018
		57,118
Semiconductors & Semiconductor Equipment — 19.5%
Advanced Micro Devices, Inc. *	36	7,641
Analog Devices, Inc.	38	10,309
Broadcom, Inc.	238	82,256
KLA Corp.	9	10,450
Lam Research Corp.	20	3,437
Micron Technology, Inc.	20	5,731
NVIDIA Corp.	1,363	254,299
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	43	13,206
		387,329
Software — 16.3%
AppLovin Corp., Class A *	15	9,925
Autodesk, Inc. *	23	6,707
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Cadence Design Systems, Inc. *	30	9,583
Crowdstrike Holdings, Inc., Class A *	20	9,409
Intuit, Inc.	30	19,710
Microsoft Corp.	438	211,942
Nutanix, Inc., Class A *	57	2,941
Oracle Corp.	96	18,816
Palantir Technologies, Inc., Class A *	86	15,282
ServiceNow, Inc. *	125	19,127
		323,442
Specialized REITs — 0.2%
Equinix, Inc.	5	4,047
Specialty Retail — 1.4%
Lowe's Cos., Inc.	74	17,823
TJX Cos., Inc. (The)	63	9,661
		27,484
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc.	711	193,327
Seagate Technology Holdings plc	37	10,329
Western Digital Corp.	65	11,133
		214,789
Tobacco — 0.6%
Philip Morris International, Inc.	77	12,400
Total Common Stocks (Cost $850,155)		1,958,389
Short-Term Investments — 1.6%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $26,362)	26,353	26,363
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $5,907)	5,907	5,907
Total Short-Term Investments (Cost $32,269)		32,270
Total Investments — 100.3% (Cost $882,424)		1,990,659
Liabilities in Excess of Other Assets — (0.3)%		(5,678)
NET ASSETS — 100.0%		1,984,981

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	December 31, 2025

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $5,753.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	71	03/20/2026	USD	24,470	24

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 122.0%
Common Stocks — 120.5%
Aerospace & Defense — 4.7%
Boeing Co. (The) *	45	9,724
Howmet Aerospace, Inc. (a)	260	53,260
RTX Corp.	321	58,983
TransDigm Group, Inc.	33	44,077
		166,044
Automobiles — 0.7%
General Motors Co.	121	9,821
Tesla, Inc. *	34	15,249
		25,070
Banks — 4.6%
Bank of America Corp. (a)	737	40,539
Citigroup, Inc.	60	7,018
Fifth Third Bancorp	601	28,135
Regions Financial Corp.	394	10,683
US Bancorp	189	10,089
Wells Fargo & Co. (a)	690	64,300
		160,764
Beverages — 1.2%
Keurig Dr Pepper, Inc.	471	13,197
PepsiCo, Inc. (a)	192	27,540
		40,737
Biotechnology — 2.9%
AbbVie, Inc. (a)	238	54,294
Biogen, Inc. *	20	3,522
Gilead Sciences, Inc.	59	7,266
Neurocrine Biosciences, Inc. *	12	1,700
Regeneron Pharmaceuticals, Inc.	19	15,093
Vertex Pharmaceuticals, Inc. * (a)	47	21,231
		103,106
Broadline Retail — 5.4%
Amazon.com, Inc. * (a)	822	189,630
Building Products — 1.5%
Masco Corp.	67	4,263
Trane Technologies plc	127	49,287
		53,550
Capital Markets — 2.2%
Ameriprise Financial, Inc. (a)	8	3,934
Charles Schwab Corp. (The) (a)	245	24,449
CME Group, Inc.	27	7,536
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The) (a)	19	16,673
LPL Financial Holdings, Inc.	17	6,128
MarketAxess Holdings, Inc.	19	3,460
Morgan Stanley	63	11,135
MSCI, Inc.	7	4,057
		77,372
Chemicals — 1.4%
Ecolab, Inc. (a)	124	32,637
Linde plc	33	13,824
PPG Industries, Inc.	33	3,381
		49,842
Commercial Services & Supplies — 0.3%
Waste Connections, Inc.	68	12,009
Communications Equipment — 0.2%
Arista Networks, Inc. *	50	6,491
Construction Materials — 0.7%
Martin Marietta Materials, Inc. (a)	41	25,589
Consumer Finance — 1.7%
American Express Co. (a)	116	42,796
Capital One Financial Corp.	75	18,324
		61,120
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	14	12,245
Walmart, Inc.	342	38,125
		50,370
Electric Utilities — 3.7%
Entergy Corp.	385	35,613
NextEra Energy, Inc. (a)	572	45,921
Southern Co. (The) (a)	452	39,421
Xcel Energy, Inc.	128	9,428
		130,383
Electrical Equipment — 1.8%
Eaton Corp. plc	70	22,143
Emerson Electric Co. (a)	218	28,898
GE Vernova, Inc.	16	10,671
		61,712
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	252	33,986
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A (a)	273	12,430
Entertainment — 2.1%
Live Nation Entertainment, Inc. *	23	3,233
Walt Disney Co. (The) (a)	425	48,381
Warner Music Group Corp., Class A	674	20,658
		72,272
Financial Services — 6.3%
Affirm Holdings, Inc. *	71	5,309
Apollo Global Management, Inc.	195	28,266
Corpay, Inc. *	117	35,051
Fidelity National Information Services, Inc. (a)	599	39,793
Fiserv, Inc. *	80	5,353
Jack Henry & Associates, Inc.	55	10,051
Mastercard, Inc., Class A (a)	165	94,292
Toast, Inc., Class A *	92	3,280
		221,395
Food Products — 0.5%
Mondelez International, Inc., Class A (a)	323	17,365
Ground Transportation — 0.8%
CSX Corp.	799	28,949
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp. * (a)	117	11,146
Dexcom, Inc. *	26	1,712
Edwards Lifesciences Corp. *	133	11,340
Medtronic plc	203	19,474
Stryker Corp. (a)	74	26,066
		69,738
Health Care Providers & Services — 1.6%
HCA Healthcare, Inc.	16	7,377
Tenet Healthcare Corp. *	24	4,758
UnitedHealth Group, Inc. (a)	133	43,964
		56,099
Health Care REITs — 0.7%
Ventas, Inc.	255	19,711
Welltower, Inc.	33	6,119
		25,830
Hotels, Restaurants & Leisure — 5.0%
Booking Holdings, Inc. (a)	3	16,205
Carnival Corp. *	804	24,561
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Chipotle Mexican Grill, Inc., Class A *	407	15,061
Darden Restaurants, Inc.	18	3,365
DoorDash, Inc., Class A *	110	24,925
Expedia Group, Inc.	50	14,136
Hilton Worldwide Holdings, Inc. (a)	80	22,958
McDonald's Corp. (a)	112	34,078
Yum! Brands, Inc. (a)	143	21,657
		176,946
Household Products — 0.2%
Church & Dwight Co., Inc.	100	8,418
Industrial Conglomerates — 1.6%
3M Co. (a)	347	55,596
Insurance — 2.4%
Aon plc, Class A	52	18,278
Arthur J Gallagher & Co. (a)	193	49,906
Chubb Ltd.	13	4,000
Progressive Corp. (The) (a)	50	11,556
		83,740
Interactive Media & Services — 9.2%
Alphabet, Inc., Class C	114	35,760
Alphabet, Inc., Class A (a)	523	163,640
Meta Platforms, Inc., Class A (a)	180	118,947
Pinterest, Inc., Class A *	163	4,222
		322,569
IT Services — 0.9%
Accenture plc, Class A	16	4,411
Cognizant Technology Solutions Corp., Class A	274	22,728
Shopify, Inc., Class A (Canada) *	29	4,681
		31,820
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	41	5,585
Danaher Corp.	106	24,292
Thermo Fisher Scientific, Inc. (a)	37	21,696
Waters Corp. *	22	8,224
		59,797
Machinery — 0.4%
IDEX Corp.	18	3,208
Ingersoll Rand, Inc.	117	9,294
		12,502
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.2%
Omnicom Group, Inc.	105	8,462
Multi-Utilities — 1.1%
Ameren Corp.	66	6,606
Dominion Energy, Inc.	102	5,988
Sempra	315	27,758
		40,352
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.	23	3,427
EOG Resources, Inc. (a)	206	21,619
EQT Corp.	437	23,411
Exxon Mobil Corp. (a)	440	52,987
Phillips 66	14	1,803
Targa Resources Corp.	22	4,141
TC Energy Corp. (Canada)	75	4,126
Williams Cos., Inc. (The)	54	3,254
		114,768
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	31	2,148
United Airlines Holdings, Inc. *	16	1,825
		3,973
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	36	3,763
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. (a)	351	18,958
Elanco Animal Health, Inc. *	185	4,180
Eli Lilly & Co. (a)	32	33,916
Johnson & Johnson (a)	296	61,323
		118,377
Semiconductors & Semiconductor Equipment — 17.9%
Analog Devices, Inc.	110	29,776
ASML Holding NV (Registered), NYRS (Netherlands)	12	12,829
Broadcom, Inc. (a)	286	99,000
Microchip Technology, Inc.	57	3,622
Micron Technology, Inc.	144	41,089
NVIDIA Corp. (a)	1,652	308,139
NXP Semiconductors NV (Netherlands)	139	30,132
Skyworks Solutions, Inc.	23	1,463
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	193	58,713
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Texas Instruments, Inc. (a)	205	35,577
Universal Display Corp.	66	7,742
		628,082
Software — 11.0%
Autodesk, Inc. *	21	6,263
Cadence Design Systems, Inc. *	34	10,483
Crowdstrike Holdings, Inc., Class A *	4	2,099
Intuit, Inc.	49	32,310
Microsoft Corp. (a)	521	251,752
Oracle Corp.	117	22,806
Roper Technologies, Inc.	30	13,424
ServiceNow, Inc. *	298	45,649
		384,786
Specialized REITs — 1.4%
American Tower Corp.	139	24,348
Equinix, Inc.	23	17,876
Extra Space Storage, Inc.	41	5,287
		47,511
Specialty Retail — 3.7%
AutoZone, Inc. *	3	9,672
Burlington Stores, Inc. * (a)	130	37,578
Lowe's Cos., Inc. (a)	281	67,806
O'Reilly Automotive, Inc. *	69	6,340
Ross Stores, Inc.	34	6,056
Tractor Supply Co.	82	4,090
		131,542
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. (a)	744	202,291
Hewlett Packard Enterprise Co.	410	9,831
Seagate Technology Holdings plc	19	5,304
Western Digital Corp.	41	7,084
		224,510
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	93	5,901
Tobacco — 0.4%
Philip Morris International, Inc.	90	14,489
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	4	3,431
Total Common Stocks (Cost $2,592,452)		4,233,188
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c)(Cost $52,637)	52,620	52,641
Total Long Positions (Cost $2,645,089)		4,285,829
Short Positions — (22.1)%
Common Stocks — (22.1)%
Aerospace & Defense — (0.5)%
Lockheed Martin Corp.	(27)	(13,262)
Northrop Grumman Corp.	(11)	(5,980)
(19,242)
Automobiles — (0.3)%
Ford Motor Co.	(724)	(9,501)
Banks — (0.7)%
Citizens Financial Group, Inc.	(130)	(7,604)
Huntington Bancshares, Inc.	(190)	(3,291)
PNC Financial Services Group, Inc. (The)	(69)	(14,426)
(25,321)
Beverages — (0.1)%
Molson Coors Beverage Co., Class B	(62)	(2,886)
Biotechnology — (0.5)%
Amgen, Inc.	(29)	(9,639)
Incyte Corp. *	(42)	(4,149)
Moderna, Inc. *	(119)	(3,509)
(17,297)
Broadline Retail — (0.3)%
eBay, Inc.	(120)	(10,443)
Building Products — (0.2)%
Johnson Controls International plc	(16)	(1,936)
Lennox International, Inc.	(8)	(3,806)
(5,742)
Capital Markets — (1.1)%
Blackrock, Inc.	(3)	(3,459)
Carlyle Group, Inc. (The)	(101)	(5,960)
Cboe Global Markets, Inc.	(13)	(3,288)
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Franklin Resources, Inc.	(445)	(10,622)
Moody's Corp.	(23)	(11,904)
Tradeweb Markets, Inc., Class A	(33)	(3,523)
(38,756)
Chemicals — (0.3)%
Air Products and Chemicals, Inc.	(38)	(9,293)
Eastman Chemical Co.	(52)	(3,357)
(12,650)
Commercial Services & Supplies — (0.6)%
Cintas Corp.	(46)	(8,619)
Waste Management, Inc.	(59)	(12,976)
(21,595)
Communications Equipment — (0.5)%
Cisco Systems, Inc.	(234)	(18,023)
Consumer Finance — (0.4)%
Synchrony Financial	(164)	(13,658)
Consumer Staples Distribution & Retail — (1.4)%
Dollar Tree, Inc. *	(65)	(7,950)
Kroger Co. (The)	(97)	(6,056)
Sysco Corp.	(198)	(14,594)
Target Corp.	(225)	(22,055)
(50,655)
Containers & Packaging — (0.1)%
International Paper Co.	(80)	(3,139)
Distributors — (0.1)%
Pool Corp.	(14)	(3,079)
Electric Utilities — (1.8)%
American Electric Power Co., Inc.	(91)	(10,435)
Duke Energy Corp.	(44)	(5,159)
Edison International	(119)	(7,155)
Eversource Energy	(138)	(9,319)
Exelon Corp.	(327)	(14,270)
Pinnacle West Capital Corp.	(34)	(2,983)
PPL Corp.	(371)	(12,987)
(62,308)
Electrical Equipment — (0.2)%
Acuity, Inc.	(8)	(2,693)
Rockwell Automation, Inc.	(11)	(4,355)
(7,048)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Energy Equipment & Services — (0.1)%
Halliburton Co.	(175)	(4,957)
Entertainment — (0.2)%
TKO Group Holdings, Inc.	(29)	(6,116)
Financial Services — (0.6)%
PayPal Holdings, Inc.	(225)	(13,114)
Voya Financial, Inc.	(44)	(3,302)
Western Union Co. (The)	(366)	(3,407)
(19,823)
Food Products — (0.2)%
General Mills, Inc.	(89)	(4,163)
Kraft Heinz Co. (The)	(81)	(1,962)
(6,125)
Ground Transportation — (0.3)%
Uber Technologies, Inc. *	(132)	(10,809)
Health Care Equipment & Supplies — (0.1)%
Dentsply Sirona, Inc.	(209)	(2,384)
Health Care Providers & Services — (0.4)%
Centene Corp. *	(50)	(2,048)
CVS Health Corp.	(66)	(5,218)
Elevance Health, Inc.	(14)	(5,069)
Quest Diagnostics, Inc.	(9)	(1,612)
(13,947)
Hotels, Restaurants & Leisure — (0.5)%
Royal Caribbean Cruises Ltd.	(18)	(5,051)
Starbucks Corp.	(137)	(11,525)
(16,576)
Household Durables — (0.2)%
DR Horton, Inc.	(11)	(1,665)
NVR, Inc. *	(1)	(4,850)
(6,515)
Household Products — (0.2)%
Clorox Co. (The)	(32)	(3,180)
Procter & Gamble Co. (The)	(22)	(3,220)
(6,400)
Industrial Conglomerates — (0.2)%
Honeywell International, Inc.	(37)	(7,126)
Insurance — (1.7)%
Aflac, Inc.	(56)	(6,145)
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Allstate Corp. (The)	(82)	(17,083)
American International Group, Inc.	(163)	(13,904)
Kinsale Capital Group, Inc.	(12)	(4,881)
Willis Towers Watson plc	(20)	(6,455)
WR Berkley Corp.	(146)	(10,242)
(58,710)
IT Services — (0.2)%
International Business Machines Corp.	(23)	(6,739)
Life Sciences Tools & Services — (0.5)%
Bruker Corp.	(121)	(5,669)
Illumina, Inc. *	(38)	(5,019)
Revvity, Inc.	(73)	(7,095)
(17,783)
Machinery — (0.9)%
Donaldson Co., Inc.	(104)	(9,240)
Illinois Tool Works, Inc.	(55)	(13,417)
Snap-on, Inc.	(22)	(7,704)
(30,361)
Media — (0.2)%
Fox Corp., Class A	(113)	(8,280)
Multi-Utilities — (0.3)%
Consolidated Edison, Inc.	(46)	(4,608)
WEC Energy Group, Inc.	(66)	(6,956)
(11,564)
Oil, Gas & Consumable Fuels — (1.0)%
APA Corp.	(227)	(5,549)
Devon Energy Corp.	(143)	(5,256)
Enbridge, Inc. (Canada)	(119)	(5,717)
Kinder Morgan, Inc.	(176)	(4,844)
Occidental Petroleum Corp.	(151)	(6,192)
ONEOK, Inc.	(48)	(3,514)
Valero Energy Corp.	(34)	(5,479)
(36,551)
Pharmaceuticals — (0.4)%
Merck & Co., Inc.	(62)	(6,506)
Pfizer, Inc.	(171)	(4,272)
Zoetis, Inc.	(26)	(3,279)
(14,057)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Professional Services — (0.6)%
Booz Allen Hamilton Holding Corp.	(74)	(6,248)
Paychex, Inc.	(108)	(12,097)
Paycom Software, Inc.	(27)	(4,283)
(22,628)
Retail REITs — (0.4)%
NNN REIT, Inc.	(123)	(4,871)
Realty Income Corp.	(155)	(8,728)
(13,599)
Semiconductors & Semiconductor Equipment — (1.5)%
Applied Materials, Inc.	(7)	(1,698)
ARM Holdings plc *	(35)	(3,825)
Intel Corp. *	(141)	(5,222)
KLA Corp.	(5)	(6,016)
Lam Research Corp.	(10)	(1,794)
Marvell Technology, Inc.	(20)	(1,729)
Monolithic Power Systems, Inc.	(9)	(7,823)
QUALCOMM, Inc.	(102)	(17,472)
Teradyne, Inc.	(36)	(6,888)
(52,467)
Software — (0.9)%
Adobe, Inc. *	(19)	(6,634)
Fair Isaac Corp. *	(5)	(7,588)
Palo Alto Networks, Inc. *	(16)	(2,927)
Salesforce, Inc.	(26)	(6,884)
Workday, Inc., Class A *	(42)	(9,095)
(33,128)
Specialized REITs — (0.1)%
Public Storage	(20)	(5,084)
Specialty Retail — (0.2)%
Home Depot, Inc. (The)	(18)	(6,215)
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — (0.6)%
Dell Technologies, Inc., Class C	(55)	(6,987)
NetApp, Inc.	(68)	(7,250)
Sandisk Corp. *	(25)	(5,966)
(20,203)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(248)	(9,940)
Wireless Telecommunication Services — (0.2)%
T-Mobile US, Inc.	(33)	(6,764)
Total Common Stocks (Proceeds $(774,356))		(776,194)
Total Short Positions (Proceeds $(774,356))		(776,194)
Total Investments — 99.9% (Cost $1,870,733)		3,509,635
Other Assets in Excess of Liabilities — 0.1%		2,774
Net Assets — 100.0%		3,512,409

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,058,798.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 2.5%
Boeing Co. (The) *	77	16,689
Howmet Aerospace, Inc.	500	102,450
RTX Corp.	463	85,038
Textron, Inc.	213	18,578
TransDigm Group, Inc.	35	46,339
		269,094
Air Freight & Logistics — 0.3%
FedEx Corp.	109	31,569
Automobile Components — 0.1%
Aptiv plc *	93	7,103
Automobiles — 2.1%
Tesla, Inc. *	502	225,693
Banks — 3.9%
Bank of America Corp.	2,424	133,318
Citigroup, Inc.	346	40,419
Fifth Third Bancorp	758	35,501
Regions Financial Corp.	624	16,920
Truist Financial Corp.	556	27,339
US Bancorp	827	44,098
Wells Fargo & Co.	1,349	125,683
		423,278
Beverages — 1.4%
Coca-Cola Co. (The)	294	20,533
Keurig Dr Pepper, Inc.	1,422	39,831
PepsiCo, Inc.	647	92,833
		153,197
Biotechnology — 2.0%
AbbVie, Inc.	567	129,489
Neurocrine Biosciences, Inc. *	58	8,252
Regeneron Pharmaceuticals, Inc.	63	48,639
Vertex Pharmaceuticals, Inc. *	83	37,659
		224,039
Broadline Retail — 4.2%
Amazon.com, Inc. *	1,992	459,753
Building Products — 1.3%
Carrier Global Corp.	610	32,225
Masco Corp.	325	20,625
Trane Technologies plc	239	93,191
		146,041
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	54	26,611
Charles Schwab Corp. (The)	1,026	102,504
CME Group, Inc.	164	44,756
LPL Financial Holdings, Inc.	31	11,273
Raymond James Financial, Inc.	46	7,360
State Street Corp.	138	17,793
		210,297
Chemicals — 1.3%
Ecolab, Inc.	280	73,387
Linde plc	114	48,715
PPG Industries, Inc.	211	21,625
		143,727
Communications Equipment — 0.5%
Arista Networks, Inc. *	301	39,380
Motorola Solutions, Inc.	31	12,062
		51,442
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	33	20,433
Vulcan Materials Co.	78	22,391
		42,824
Consumer Finance — 0.9%
American Express Co.	119	44,021
Capital One Financial Corp.	208	50,315
		94,336
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	744	82,926
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	2,295	57,018
Electric Utilities — 1.8%
Entergy Corp.	442	40,884
NextEra Energy, Inc.	1,146	91,977
NRG Energy, Inc.	37	5,961
Southern Co. (The)	669	58,318
		197,140
Electrical Equipment — 0.9%
Eaton Corp. plc	132	41,999
Emerson Electric Co.	201	26,690
GE Vernova, Inc.	51	33,517
		102,206
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	346	46,738
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	819	37,291
Entertainment — 1.4%
Netflix, Inc. *	790	74,031
Walt Disney Co. (The)	641	72,979
Warner Music Group Corp., Class A	313	9,609
		156,619
Financial Services — 5.3%
Apollo Global Management, Inc.	280	40,594
Berkshire Hathaway, Inc., Class B *	305	153,227
Corpay, Inc. *	134	40,166
Fidelity National Information Services, Inc.	554	36,823
Mastercard, Inc., Class A	302	172,656
Toast, Inc., Class A *	388	13,782
Visa, Inc., Class A	346	121,212
WEX, Inc. *	26	3,859
		582,319
Food Products — 0.6%
Mondelez International, Inc., Class A	1,238	66,657
Ground Transportation — 0.3%
Union Pacific Corp.	130	30,090
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	245	23,332
Dexcom, Inc. *	72	4,803
Edwards Lifesciences Corp. *	586	49,935
Medline, Inc., Class A *	171	7,177
Medtronic plc	829	79,686
Stryker Corp.	220	77,311
		242,244
Health Care Providers & Services — 1.6%
Cigna Group (The)	138	38,137
HCA Healthcare, Inc.	31	14,319
Humana, Inc.	117	29,911
McKesson Corp.	25	20,464
UnitedHealth Group, Inc.	212	69,957
		172,788
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	687	53,194
Welltower, Inc.	195	36,156
		89,350
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	5	25,454
Carnival Corp. *	1,099	33,578
Chipotle Mexican Grill, Inc., Class A *	1,239	45,846
DoorDash, Inc., Class A *	65	14,612
Expedia Group, Inc.	108	30,741
Hilton Worldwide Holdings, Inc.	216	61,924
McDonald's Corp.	261	79,835
Yum! Brands, Inc.	338	51,122
		343,112
Household Durables — 0.1%
Lennar Corp., Class A	94	9,623
Household Products — 0.1%
Church & Dwight Co., Inc.	159	13,300
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	38	6,052
Industrial Conglomerates — 0.8%
3M Co.	576	92,228
Insurance — 1.6%
Aon plc, Class A	106	37,511
Arch Capital Group Ltd. *	191	18,290
Arthur J Gallagher & Co.	265	68,528
Chubb Ltd.	69	21,537
Progressive Corp. (The)	122	27,904
		173,770
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	1,109	347,050
Alphabet, Inc., Class C	728	228,480
Meta Platforms, Inc., Class A	468	309,220
		884,750
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	740	61,397
Life Sciences Tools & Services — 0.6%
Danaher Corp.	286	65,528
Machinery — 0.9%
Deere & Co.	124	57,524
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	208	16,511
Otis Worldwide Corp.	281	24,552
		98,587
Media — 0.5%
Charter Communications, Inc., Class A *	64	13,440
Comcast Corp., Class A	1,144	34,179
Omnicom Group, Inc.	159	12,833
		60,452
Multi-Utilities — 0.4%
Sempra	495	43,684
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	168	25,284
EOG Resources, Inc.	613	64,419
EQT Corp.	329	17,607
Exxon Mobil Corp.	1,392	167,483
		274,793
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	264	18,354
United Airlines Holdings, Inc. *	77	8,606
		26,960
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	1,127	60,766
Eli Lilly & Co.	123	132,609
Johnson & Johnson	624	129,145
Merck & Co., Inc.	112	11,739
		334,259
Professional Services — 0.4%
Leidos Holdings, Inc.	240	43,322
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	239	14,508
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc. *	145	30,993
Analog Devices, Inc.	339	91,883
Broadcom, Inc.	862	298,177
Lam Research Corp.	234	40,118
Micron Technology, Inc.	255	72,773
NVIDIA Corp.	4,852	904,838
NXP Semiconductors NV (Netherlands)	290	63,004
Texas Instruments, Inc.	356	61,847
		1,563,633
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.7%
AppLovin Corp., Class A *	31	20,581
Cadence Design Systems, Inc. *	92	28,791
Intuit, Inc.	96	63,792
Microsoft Corp.	1,524	737,111
Oracle Corp.	482	93,878
Palantir Technologies, Inc., Class A *	317	56,407
Roper Technologies, Inc.	49	21,849
Salesforce, Inc.	172	45,554
ServiceNow, Inc. *	665	101,880
		1,169,843
Specialized REITs — 0.8%
American Tower Corp.	112	19,685
Equinix, Inc.	44	33,696
SBA Communications Corp.	153	29,573
		82,954
Specialty Retail — 1.9%
AutoZone, Inc. *	8	26,230
Burlington Stores, Inc. *	124	35,795
Lowe's Cos., Inc.	404	97,460
Ross Stores, Inc.	286	51,508
		210,993
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	2,846	773,628
Seagate Technology Holdings plc	178	49,014
Western Digital Corp.	161	27,710
		850,352
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	499	31,804
Tobacco — 0.7%
Altria Group, Inc.	319	18,375
Philip Morris International, Inc.	341	54,735
		73,110
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	12	9,697
Total Common Stocks (Cost $5,399,260)		10,884,490
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b) (Cost $416,373)	416,219	416,385
Total Investments — 103.2% (Cost $5,815,633)		11,300,875
Liabilities in Excess of Other Assets — (3.2)%		(351,913)
NET ASSETS — 100.0%		10,948,962

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	193	03/20/2026	USD	66,517	182

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	20	4,198
Automobiles — 1.6%
Tesla, Inc. *	11	4,915
Banks — 4.0%
Bank of America Corp.	83	4,547
Fifth Third Bancorp	41	1,942
Wells Fargo & Co.	59	5,496
		11,985
Biotechnology — 4.6%
AbbVie, Inc.	35	8,048
Regeneron Pharmaceuticals, Inc.	4	2,863
Vertex Pharmaceuticals, Inc. *	6	2,878
		13,789
Broadline Retail — 6.5%
Amazon.com, Inc. *	85	19,553
Building Products — 1.5%
Trane Technologies plc	12	4,507
Capital Markets — 1.4%
Charles Schwab Corp. (The)	41	4,114
Chemicals — 2.3%
Ecolab, Inc.	12	3,240
Linde plc	9	3,801
		7,041
Consumer Finance — 0.8%
American Express Co.	7	2,461
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	142	3,527
Electric Utilities — 2.0%
NextEra Energy, Inc.	56	4,467
PG&E Corp.	100	1,606
		6,073
Electrical Equipment — 1.0%
Emerson Electric Co.	22	2,959
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	26	3,457
Entertainment — 2.9%
Netflix, Inc. *	38	3,586
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — continued
Walt Disney Co. (The)	37	4,162
Warner Music Group Corp., Class A	34	1,047
		8,795
Financial Services — 6.2%
Apollo Global Management, Inc.	14	2,117
Corpay, Inc. *	9	2,621
Fidelity National Information Services, Inc.	51	3,387
Mastercard, Inc., Class A	19	10,787
		18,912
Health Care Equipment & Supplies — 2.8%
Edwards Lifesciences Corp. *	34	2,904
Medtronic plc	23	2,207
Stryker Corp.	9	3,273
		8,384
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	12	3,885
Health Care REITs — 0.7%
Ventas, Inc.	27	2,085
Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc., Class A *	69	2,547
DoorDash, Inc., Class A *	9	1,896
Hilton Worldwide Holdings, Inc.	10	2,961
		7,404
Household Products — 1.7%
Church & Dwight Co., Inc.	17	1,450
Procter & Gamble Co. (The)	27	3,821
		5,271
Insurance — 2.4%
Aon plc, Class A	8	3,017
Arthur J Gallagher & Co.	17	4,289
		7,306
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A	48	15,034
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	30	2,473
Life Sciences Tools & Services — 1.3%
Danaher Corp.	17	4,005
Machinery — 1.1%
Ingersoll Rand, Inc.	42	3,339
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	60	3,235
Eli Lilly & Co.	2	2,588
		5,823
Semiconductors & Semiconductor Equipment — 15.5%
Analog Devices, Inc.	11	3,051
Broadcom, Inc.	20	6,674
NVIDIA Corp.	150	27,963
NXP Semiconductors NV (Netherlands)	13	2,765
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	12	3,731
Texas Instruments, Inc.	15	2,618
		46,802
Software — 12.6%
Cadence Design Systems, Inc. *	6	1,869
Intuit, Inc.	7	4,352
Microsoft Corp.	49	23,782
Oracle Corp.	13	2,569
Roper Technologies, Inc.	5	2,389
ServiceNow, Inc. *	21	3,207
		38,168
Specialized REITs — 1.7%
American Tower Corp.	16	2,847
Equinix, Inc.	3	2,192
		5,039
Specialty Retail — 2.6%
Burlington Stores, Inc. *	10	3,045
Lowe's Cos., Inc.	20	4,744
		7,789
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	54	14,622
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	3	2,249
Total Common Stocks (Cost $212,661)		295,964
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b) (Cost $6,364)	6,362	6,365
Total Investments — 99.9% (Cost $219,025)		302,329
Other Assets in Excess of Liabilities — 0.1%		233
NET ASSETS — 100.0%		302,562

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	14	03/20/2026	USD	4,825	4

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 4.0%
General Dynamics Corp.	316	106,317
Northrop Grumman Corp.	47	26,892
RTX Corp.	686	125,770
		258,979
Banks — 8.9%
Bank of America Corp.	3,052	167,883
Citigroup, Inc.	791	92,302
First Citizens BancShares, Inc., Class A	27	57,142
M&T Bank Corp.	136	27,457
Wells Fargo & Co.	2,462	229,448
		574,232
Beverages — 0.6%
PepsiCo, Inc.	291	41,794
Biotechnology — 2.5%
AbbVie, Inc.	360	82,242
Regeneron Pharmaceuticals, Inc.	56	43,021
Vertex Pharmaceuticals, Inc. *	80	36,357
		161,620
Broadline Retail — 2.3%
Amazon.com, Inc. *	639	147,559
Building Products — 1.6%
Carrier Global Corp.	1,987	104,987
Capital Markets — 8.4%
Ares Management Corp.	308	49,712
Bank of New York Mellon Corp. (The)	671	77,904
Blackrock, Inc.	38	40,700
Blackstone, Inc.	355	54,784
Charles Schwab Corp. (The)	1,198	119,733
Goldman Sachs Group, Inc. (The)	107	93,581
Morgan Stanley	619	109,851
		546,265
Chemicals — 1.5%
Air Products and Chemicals, Inc.	381	94,001
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	159	33,790
Construction Materials — 1.3%
Vulcan Materials Co.	286	81,671
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 3.4%
American Express Co.	289	107,109
Capital One Financial Corp.	472	114,305
		221,414
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	596	66,353
Containers & Packaging — 0.8%
Ball Corp.	1,025	54,290
Electric Utilities — 2.6%
Entergy Corp.	498	46,020
NextEra Energy, Inc.	900	72,233
Xcel Energy, Inc.	688	50,820
		169,073
Electrical Equipment — 1.7%
Eaton Corp. plc	351	111,672
Entertainment — 1.2%
Walt Disney Co. (The)	693	78,864
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B *	173	86,812
Fidelity National Information Services, Inc.	919	61,118
		147,930
Food Products — 0.7%
Mondelez International, Inc., Class A	824	44,344
Ground Transportation — 2.4%
CSX Corp.	1,635	59,264
Union Pacific Corp.	421	97,386
		156,650
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co.	173	33,641
Boston Scientific Corp. *	299	28,525
Medtronic plc	491	47,139
		109,305
Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	320	65,875
Cigna Group (The)	222	61,109
CVS Health Corp.	873	69,281
UnitedHealth Group, Inc.	205	67,539
		263,804
Health Care REITs — 0.9%
Ventas, Inc.	724	56,041
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,223	39,421
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	6	30,204
McDonald's Corp.	269	82,369
		112,573
Household Products — 0.9%
Procter & Gamble Co. (The)	406	58,137
Industrial Conglomerates — 1.4%
3M Co.	581	93,028
Industrial REITs — 0.4%
Prologis, Inc.	191	24,380
Insurance — 3.1%
Arthur J Gallagher & Co. (a)	206	53,313
Chubb Ltd.	150	46,745
Progressive Corp. (The)	260	59,214
Travelers Cos., Inc. (The)	151	43,708
		202,980
Interactive Media & Services — 3.5%
Alphabet, Inc., Class C	551	172,725
Meta Platforms, Inc., Class A	85	56,222
		228,947
IT Services — 0.7%
International Business Machines Corp.	147	43,493
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	163	94,707
Machinery — 3.2%
Deere & Co.	156	72,594
Dover Corp.	466	91,013
Parker-Hannifin Corp.	48	42,310
		205,917
Media — 0.8%
Comcast Corp., Class A	1,793	53,605
Multi-Utilities — 1.4%
CMS Energy Corp.	826	57,777
Public Service Enterprise Group, Inc.	448	35,938
		93,715
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	768	116,993
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
ConocoPhillips	1,231	115,286
EOG Resources, Inc.	863	90,648
		322,927
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	952	51,333
Eli Lilly & Co.	36	39,063
Johnson & Johnson	559	115,722
Merck & Co., Inc.	641	67,489
		273,607
Residential REITs — 0.3%
AvalonBay Communities, Inc.	89	16,076
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	113	24,127
Analog Devices, Inc.	464	125,804
Micron Technology, Inc.	252	72,055
NXP Semiconductors NV (Netherlands)	301	65,467
Texas Instruments, Inc.	476	82,543
		369,996
Software — 1.7%
Microsoft Corp.	224	108,330
Specialized REITs — 0.5%
American Tower Corp.	173	30,419
Specialty Retail — 5.5%
AutoZone, Inc. *	15	48,922
Home Depot, Inc. (The)	229	78,690
Lowe's Cos., Inc.	427	103,014
O'Reilly Automotive, Inc. *	393	35,839
TJX Cos., Inc. (The)	562	86,369
		352,834
Technology Hardware, Storage & Peripherals — 1.2%
Western Digital Corp.	452	77,873
Tobacco — 1.9%
Philip Morris International, Inc.	772	123,767
Total Common Stocks (Cost $4,495,950)		6,451,370
Short-Term Investments — 0.5%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $28,076)	28,065	28,076
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $5,078)	5,078	5,078
Total Short-Term Investments (Cost $33,154)		33,154
Total Investments — 100.1% (Cost $4,529,104)		6,484,524
Liabilities in Excess of Other Assets — (0.1)%		(7,785)
NET ASSETS — 100.0%		6,476,739

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $4,917.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$42,864,500	$12,445,374	$6,038,886	$21,097,649
Investments in affiliates, at value	129,226	279,724	48,157	215,907
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	6,744	39,515	—	—
Options purchased, at value	—	—	—	258,715
Cash	—	—	7	— (a)
Deposits at broker for futures contracts	—	6,460	—	16,531
Receivables:
Investment securities sold	9,573	—	179,420	1,148,778
Fund shares sold	13,307	16,640	4,046	13,834
Interest from non-affiliates	—	16	20,418	—
Dividends from non-affiliates	50,503	6,433	6,299	14,550
Dividends from affiliates	888	161	82	653
Securities lending income (See Note 2.C.)	— (a)	4	—	—
Due from adviser	—	11	—	—
Total Assets	43,074,741	12,794,338	6,297,315	22,766,617
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)	—	—
Distributions	—	—	1,989	—
Investment securities purchased	—	—	180,766	1,155,977
Collateral received on securities loaned (See Note 2.C.)	6,744	39,515	—	—
Fund shares redeemed	90,702	57,902	26,849	8,199
Variation margin on futures contracts	—	741	—	1,868
Options written, at value	—	—	—	260,121
Accrued liabilities:
Investment advisory fees	14,755	—	1,299	4,509
Administration fees	1,337	417	390	1,094
Distribution fees	1,443	291	336	695
Service fees	4,497	362	1,096	4,053
Custodian and accounting fees	350	91	61	164
Trustees’ and Chief Compliance Officer’s fees	—	1	— (a)	— (a)
Other	2,064	179	268	537
Total Liabilities	121,892	99,499	213,054	1,437,217
Net Assets	$42,952,849	$12,694,839	$6,084,261	$21,329,400

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	57

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$24,946,592	$4,219,045	$6,204,311	$12,653,035
Total distributable earnings (loss)	18,006,257	8,475,794	(120,050)	8,676,365
Total Net Assets	$42,952,849	$12,694,839	$6,084,261	$21,329,400
Net Assets:
Class A	$4,755,392	$1,133,191	$561,497	$1,482,757
Class C	548,881	75,970	338,482	592,134
Class I	15,045,841	1,577,581	4,235,151	16,939,173
Class R2	85,350	—	—	—
Class R3	142,639	—	—	—
Class R4	107,472	—	—	—
Class R5	567,121	—	408	3,427
Class R6	21,700,153	9,908,097	948,723	2,311,909
Total	$42,952,849	$12,694,839	$6,084,261	$21,329,400
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	196,906	11,069	39,393	42,096
Class C	23,385	750	23,746	16,962
Class I	607,788	15,386	297,043	479,285
Class R2	3,558	—	—	—
Class R3	5,912	—	—	—
Class R4	4,345	—	—	—
Class R5	22,885	—	28	95
Class R6	876,655	96,605	66,555	65,258
Net Asset Value (a):
Class A — Redemption price per share	$24.15	$102.38	$14.25	$35.22
Class C — Offering price per share (b)	23.47	101.29	14.25	34.91
Class I — Offering and redemption price per share	24.76	102.53	14.26	35.34
Class R2 — Offering and redemption price per share	23.99	—	—	—
Class R3 — Offering and redemption price per share	24.13	—	—	—
Class R4 — Offering and redemption price per share	24.73	—	—	—
Class R5 — Offering and redemption price per share	24.78	—	14.26	35.41
Class R6 — Offering and redemption price per share	24.75	102.56	14.25	35.43
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$25.49	$108.05	$15.04	$37.17
Cost of investments in non-affiliates	$25,782,430	$3,885,438	$4,833,539	$10,742,927
Cost of investments in affiliates	129,226	127,885	48,157	215,907
Cost of options purchased	—	—	—	259,215
Investment securities on loan, at value (See Note 2.C.)	6,552	38,267	—	—
Cost of investment of cash collateral (See Note 2.C.)	6,744	39,515	—	—
Premiums received from options written	—	—	—	260,683

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,371,323	$2,776,393	$119,101,899	$5,400,025
Investments in affiliates, at value	40,022	21,978	1,624,923	63,563
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	203,259	25,364
Options purchased, at value	16,265	20,291	—	—
Cash	—	2	— (a)	8
Deposits at broker for futures contracts	3,627	872	—	—
Receivables:
Investment securities sold	15	76	—	—
Fund shares sold	2,656	993	111,415	3,028
Interest from non-affiliates	—	—	—	127
Dividends from non-affiliates	3,708	1,910	23,718	6,536
Dividends from affiliates	140	52	5,557	247
Securities lending income (See Note 2.C.)	—	—	33	3
Total Assets	5,437,756	2,822,567	121,070,804	5,498,901
LIABILITIES:
Payables:
Due to custodian	1	—	—	—
Investment securities purchased	7	88	4,016	—
Collateral received on securities loaned (See Note 2.C.)	—	—	203,259	25,364
Fund shares redeemed	3,913	1,244	510,354	3,673
Variation margin on futures contracts	350	182	—	—
Options written, at value	4,567	12,559	—	—
Accrued liabilities:
Investment advisory fees	1,153	592	44,367	1,743
Administration fees	348	178	427	264
Distribution fees	209	131	2,826	134
Service fees	996	555	9,518	616
Custodian and accounting fees	52	28	809	43
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)	1
Other	259	145	1,372	258
Total Liabilities	11,856	15,702	776,948	32,096
Net Assets	$5,425,900	$2,806,865	$120,293,856	$5,466,805

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,478,651	$2,028,915	$71,668,875	$4,558,787
Total distributable earnings (loss)	947,249	777,950	48,624,981	908,018
Total Net Assets	$5,425,900	$2,806,865	$120,293,856	$5,466,805
Net Assets:
Class A	$239,732	$157,213	$8,019,201	$342,380
Class C	246,914	151,831	1,189,435	79,346
Class I	4,167,778	2,312,183	32,745,513	2,370,622
Class R2	—	—	303,230	17,120
Class R3	—	—	899,227	16,772
Class R4	—	—	725,276	650
Class R5	1,140	37	1,033,999	32,181
Class R6	770,336	185,601	75,377,975	2,607,734
Total	$5,425,900	$2,806,865	$120,293,856	$5,466,805
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	12,089	7,503	101,607	15,841
Class C	12,500	7,278	24,797	3,930
Class I	209,931	110,177	400,313	112,758
Class R2	—	—	4,163	803
Class R3	—	—	11,309	801
Class R4	—	—	8,888	30
Class R5	57	2	12,135	1,505
Class R6	38,770	8,835	872,004	123,261
Net Asset Value (a):
Class A — Redemption price per share	$19.83	$20.95	$78.92	$21.61
Class C — Offering price per share (b)	19.75	20.86	47.97	20.19
Class I — Offering and redemption price per share	19.85	20.99	81.80	21.02
Class R2 — Offering and redemption price per share	—	—	72.83	21.32
Class R3 — Offering and redemption price per share	—	—	79.51	20.95
Class R4 — Offering and redemption price per share	—	—	81.60	21.65
Class R5 — Offering and redemption price per share	19.86	21.01	85.21	21.37
Class R6 — Offering and redemption price per share	19.87	21.01	86.44	21.16
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$20.93	$22.11	$83.29	$22.81
Cost of investments in non-affiliates	$3,324,932	$1,646,905	$72,174,582	$4,712,883
Cost of investments in affiliates	40,022	21,978	1,624,750	63,566
Cost of options purchased	80,595	38,756	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	195,838	24,539
Cost of investment of cash collateral (See Note 2.C.)	—	—	203,259	25,364
Premiums received from options written	78,970	37,508	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$34,205,698	$1,958,389	$4,233,188	$10,884,490
Investments in affiliates, at value	91,580	26,363	52,641	416,385
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	5,907	—	—
Cash	2	—	—	3
Deposits at broker for futures contracts	—	1,601	—	28,282
Receivables:
Investment securities sold	578,461	—	—	147,241
Fund shares sold	18,899	862	5,135	4,773
Dividends from non-affiliates	20,948	461	3,010	7,795
Dividends from affiliates	448	66	131	487
Tax reclaims	—	1	97	—
Securities lending income (See Note 2.C.)	— (a)	— (a)	—	—
Total Assets	34,916,036	1,993,650	4,294,202	11,489,456
LIABILITIES:
Payables:
Due to custodian	—	— (a)	— (a)	—
Securities sold short, at value	—	—	776,194	—
Dividend expense to non-affiliates on securities sold short	—	—	751	—
Investment securities purchased	14,584	—	—	—
Interest expense to non-affiliates on securities sold short	—	—	361	—
Collateral received on securities loaned (See Note 2.C.)	—	5,907	—	—
Fund shares redeemed	562,410	1,777	2,311	534,044
Variation margin on futures contracts	—	182	—	3,604
Accrued liabilities:
Investment advisory fees	11,695	447	1,762	1,971
Administration fees	1,142	89	108	374
Distribution fees	1,215	82	152	151
Service fees	2,652	140	112	181
Custodian and accounting fees	246	16	35	81
Trustees’ and Chief Compliance Officer’s fees	6	1	1	— (a)
Other	680	28	6	88
Total Liabilities	594,630	8,669	781,793	540,494
Net Assets	$34,321,406	$1,984,981	$3,512,409	$10,948,962

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$17,826,386	$864,096	$1,899,411	$5,269,790
Total distributable earnings (loss)	16,495,020	1,120,885	1,612,998	5,679,172
Total Net Assets	$34,321,406	$1,984,981	$3,512,409	$10,948,962
Net Assets:
Class A	$3,045,354	$241,530	$384,105	$702,527
Class C	567,866	13,508	107,610	—
Class I	5,793,418	284,000	2,055,506	1,457,438
Class L	4,663,754	—	—	—
Class R2	313,076	51,862	3,873	—
Class R3	293,748	—	—	—
Class R4	122,179	—	—	—
Class R5	1,124,324	187,959	51,096	—
Class R6	18,397,687	1,206,122	910,219	8,788,997
Total	$34,321,406	$1,984,981	$3,512,409	$10,948,962
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	113,835	2,596	17,349	14,866
Class C	22,632	155	6,458	—
Class I	215,494	2,942	87,340	30,361
Class L	172,953	—	—	—
Class R2	11,904	589	205	—
Class R3	11,045	—	—	—
Class R4	4,554	—	—	—
Class R5	41,667	1,997	2,131	—
Class R6	679,713	12,817	37,996	183,418
Net Asset Value (a):
Class A — Redemption price per share	$26.75	$93.06	$22.14	$47.26
Class C — Offering price per share (b)	25.09	87.48	16.66	—
Class I — Offering and redemption price per share	26.88	96.54	23.53	48.00
Class L — Offering and redemption price per share	26.97	—	—	—
Class R2 — Offering and redemption price per share	26.30	87.99	18.91	—
Class R3 — Offering and redemption price per share	26.60	—	—	—
Class R4 — Offering and redemption price per share	26.83	—	—	—
Class R5 — Offering and redemption price per share	26.98	94.13	23.97	—
Class R6 — Offering and redemption price per share	27.07	94.10	23.96	47.92
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.23	$98.22	$23.37	$49.88
Cost of investments in non-affiliates	$17,849,847	$850,155	$2,592,452	$5,399,260
Cost of investments in affiliates	91,580	26,362	52,637	416,373
Investment securities on loan, at value (See Note 2.C.)	—	5,753	—	—
Cost of investment of cash collateral (See Note 2.C.)	—	5,907	—	—
Proceeds from securities sold short	—	—	774,356	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$295,964	$6,451,370
Investments in affiliates, at value	6,365	28,076
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	5,078
Cash	—	31
Deposits at broker for futures contracts	302	—
Receivables:
Fund shares sold	145	3,034
Dividends from non-affiliates	165	6,279
Dividends from affiliates	21	111
Securities lending income (See Note 2.C.)	—	3
Total Assets	302,962	6,493,982
LIABILITIES:
Payables:
Due to custodian	— (a)	—
Collateral received on securities loaned (See Note 2.C.)	—	5,078
Fund shares redeemed	211	8,236
Variation margin on futures contracts	34	—
Accrued liabilities:
Investment advisory fees	60	2,049
Administration fees	8	309
Distribution fees	27	412
Service fees	9	931
Custodian and accounting fees	10	52
Trustees’ and Chief Compliance Officer’s fees	1	1
Other	40	175
Total Liabilities	400	17,243
Net Assets	$302,562	$6,476,739

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$219,507	$4,461,559
Total distributable earnings (loss)	83,055	2,015,180
Total Net Assets	$302,562	$6,476,739
Net Assets:
Class A	$114,251	$1,557,398
Class C	4,622	116,723
Class I	105,861	2,716,093
Class R2	—	7,055
Class R3	—	14,667
Class R4	—	4,808
Class R5	—	8,974
Class R6	77,828	2,051,021
Total	$302,562	$6,476,739
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,433	18,599
Class C	59	1,605
Class I	1,313	30,270
Class R2	—	84
Class R3	—	164
Class R4	—	54
Class R5	—	99
Class R6	966	22,645
Net Asset Value (a):
Class A — Redemption price per share	$79.73	$83.74
Class C — Offering price per share (b)	77.86	72.69
Class I — Offering and redemption price per share	80.62	89.73
Class R2 — Offering and redemption price per share	—	83.89
Class R3 — Offering and redemption price per share	—	89.44
Class R4 — Offering and redemption price per share	—	89.73
Class R5 — Offering and redemption price per share	—	90.53
Class R6 — Offering and redemption price per share	80.59	90.57
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$84.15	$88.38
Cost of investments in non-affiliates	$212,661	$4,495,950
Cost of investments in affiliates	6,364	28,076
Investment securities on loan, at value (See Note 2.C.)	—	4,917
Cost of investment of cash collateral (See Note 2.C.)	—	5,078

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	December 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4	$65	$212,808	$298
Interest income from affiliates	—	—	94	— (a)
Dividend income from non-affiliates	487,230	70,041	42,287	119,268
Dividend income from affiliates	4,163	2,393	509	3,476
Income from securities lending (net) (See Note 2.C.)	— (a)	11	— (a)	—
Total investment income	491,397	72,510	255,698	123,042
EXPENSES:
Investment advisory fees	87,899	2,459	7,887	26,808
Administration fees	7,873	4,339	2,366	6,466
Distribution fees:
Class A	5,977	1,392	715	1,862
Class C	2,211	293	1,266	2,271
Class R2	231	—	—	—
Class R3	197	—	—	—
Service fees:
Class A	5,977	1,392	715	1,862
Class C	737	98	422	757
Class I	19,321	1,923	5,504	21,464
Class R2	115	—	—	—
Class R3	197	—	—	—
Class R4	146	—	—	—
Class R5	309	—	— (a)	2
Custodian and accounting fees	645	186	120	322
Interest expense to affiliates	2	— (a)	2	—
Professional fees	116	65	57	98
Trustees’ and Chief Compliance Officer’s fees	60	27	20	37
Printing and mailing costs	1,082	73	164	381
Registration and filing fees	198	56	153	300
Transfer agency fees (See Note 2.K.)	413	142	45	128
Other	151	44	30	73
Total expenses	133,857	12,489	19,466	62,831
Less fees waived	(101)	(5,863)	(16)	(191)
Less expense reimbursements	—	(30)	—	—
Net expenses	133,756	6,596	19,450	62,640
Net investment income (loss)	357,641	65,914	236,248	60,402

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	65

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,679,239	$32,775	$(12,102)	$1,117,105
Investments in affiliates	76	2,703	5	—
Options purchased	—	—	—	(586,928)
Futures contracts	—	5,341	—	18,080
Options written	—	—	—	(50,087)
Net realized gain (loss)	2,679,315	40,819	(12,097)	498,170
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	300,220	1,130,043	102,353	901,221
Investments in affiliates	(7)	16,741	— (a)	—
Options purchased	—	—	—	(4,442)
Futures contracts	—	(1,037)	—	(1,226)
Options written	—	—	—	426
Change in net unrealized appreciation/depreciation	300,213	1,145,747	102,353	895,979
Net realized/unrealized gains (losses)	2,979,528	1,186,566	90,256	1,394,149
Change in net assets resulting from operations	$3,337,169	$1,252,480	$326,504	$1,454,551

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$100	$64	$4	$136
Interest income from affiliates	— (a)	—	2	—
Dividend income from non-affiliates	30,136	16,131	316,317	48,520
Dividend income from affiliates	1,312	672	43,202	1,771
Income from securities lending (net) (See Note 2.C.)	—	—	149	84
Total investment income	31,548	16,867	359,674	50,511
EXPENSES:
Investment advisory fees	6,723	3,614	274,890	10,736
Administration fees	2,017	1,084	11,772	2,013
Distribution fees:
Class A	317	201	10,253	418
Class C	934	570	4,559	291
Class R2	—	—	760	44
Class R3	—	—	1,113	20
Service fees:
Class A	317	201	10,253	418
Class C	311	190	1,520	97
Class I	5,430	2,971	40,702	2,991
Class R2	—	—	380	22
Class R3	—	—	1,113	20
Class R4	—	—	932	1
Class R5	1	— (a)	533	17
Custodian and accounting fees	99	59	1,628	84
Interest expense to affiliates	—	— (a)	13	— (a)
Professional fees	54	47	251	54
Trustees’ and Chief Compliance Officer’s fees	19	16	142	19
Printing and mailing costs	143	80	1,535	153
Registration and filing fees	128	108	660	58
Transfer agency fees (See Note 2.K.)	35	17	882	60
Other	45	24	370	23
Total expenses	16,573	9,182	364,261	17,539
Less fees waived	(34)	(24)	(24,190)	(1,427)
Less expense reimbursements	—	(1)	(181)	(12)
Net expenses	16,539	9,157	339,890	16,100
Net investment income (loss)	15,009	7,710	19,784	34,411

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	67

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$305,412	$237,600	$8,305,981	$497,738
Investments in affiliates	—	—	352	9
Options purchased	(185,754)	(86,603)	—	—
Futures contracts	(3,179)	2,801	—	—
Options written	(379,787)	(88,851)	—	—
Net realized gain (loss)	(263,308)	64,947	8,306,333	497,747
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	219,742	43,129	12,488	31,768
Investments in affiliates	—	—	159	(6)
Options purchased	43,734	20,005	—	—
Futures contracts	(1,280)	(1,013)	—	—
Options written	282,805	65,955	—	—
Change in net unrealized appreciation/depreciation	545,001	128,076	12,647	31,762
Net realized/unrealized gains (losses)	281,693	193,023	8,318,980	529,509
Change in net assets resulting from operations	$296,702	$200,733	$8,338,764	$563,920
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$47	$29	$26	$128
Interest income from affiliates	7	—	—	—
Dividend income from non-affiliates	176,503	5,760	25,313	64,168
Dividend income from affiliates	3,260	328	886	1,821
Income from securities lending (net) (See Note 2.C.)	2	— (a)	—	—
Total investment income	179,819	6,117	26,225	66,117
EXPENSES:
Investment advisory fees	69,582	2,949	11,392	14,429
Administration fees	7,430	737	1,315	4,147
Distribution fees:
Class A	3,840	292	475	846
Class C	2,129	48	384	—
Class R2	812	131	19	—
Class R3	366	—	—	—
Service fees:
Class A	3,840	292	475	846
Class C	710	16	128	—
Class I	7,327	397	2,610	1,744
Class L	2,213	—	—	—
Class R2	406	65	10	—
Class R3	366	—	—	—
Class R4	155	—	—	—
Class R5	601	90	25	—
Custodian and accounting fees	481	32	63	167
Interest expense to affiliates	2	—	— (a)	— (a)
Professional fees	110	46	53	64
Trustees’ and Chief Compliance Officer’s fees	55	15	17	25
Printing and mailing costs	670	24	54	113
Registration and filing fees	313	71	119	178
Transfer agency fees (See Note 2.K.)	241	27	31	68
Dividend expense to non-affiliates on securities sold short	—	—	8,571	—
Interest expense to non-affiliates on securities sold short	—	—	2,161	—
Other	124	13	16	48
Total expenses	101,773	5,245	27,918	22,675
Less fees waived	(2,404)	(561)	(4,250)	(6,383)
Less expense reimbursements	(115)	—	—	—
Net expenses	99,254	4,684	23,668	16,292
Net investment income (loss)	80,565	1,433	2,557	49,825

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,286,539	$61,298	$137,573	$467,902
Investments in affiliates	38	4	9	16
Futures contracts	2,930	726	2,099	7,112
Securities sold short	—	—	(38,118)	—
Net realized gain (loss)	1,289,507	62,028	101,563	475,030
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,608,667	180,120	195,812	609,255
Investments in affiliates	(15)	— (a)	1	5
Futures contracts	(13)	(287)	(1,581)	(512)
Securities sold short	—	—	(2,437)	—
Change in net unrealized appreciation/depreciation	1,608,639	179,833	191,795	608,748
Net realized/unrealized gains (losses)	2,898,146	241,861	293,358	1,083,778
Change in net assets resulting from operations	$2,978,711	$243,294	$295,915	$1,133,603

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16	$9
Dividend income from non-affiliates	1,466	60,307
Dividend income from affiliates	132	1,518
Income from securities lending (net) (See Note 2.C.)	—	10
Total investment income	1,614	61,844
EXPENSES:
Investment advisory fees	441	13,036
Administration fees	110	2,444
Distribution fees:
Class A	132	1,913
Class C	17	440
Class R2	—	18
Class R3	—	18
Service fees:
Class A	132	1,913
Class C	6	147
Class I	135	3,486
Class R2	—	9
Class R3	—	18
Class R4	—	5
Class R5	—	6
Custodian and accounting fees	16	98
Interest expense to affiliates	—	— (a)
Professional fees	45	55
Trustees’ and Chief Compliance Officer’s fees	14	20
Printing and mailing costs	18	128
Registration and filing fees	34	121
Transfer agency fees (See Note 2.K.)	6	127
Other	7	27
Total expenses	1,113	24,029
Less fees waived	(395)	(1,733)
Less expense reimbursements	—	(19)
Net expenses	718	22,277
Net investment income (loss)	896	39,567

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$10,543	$165,242
Investments in affiliates	1	19
Futures contracts	383	—
Net realized gain (loss)	10,927	165,261
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,485	326,023
Investments in affiliates	— (a)	(2)
Futures contracts	(50)	—
Change in net unrealized appreciation/depreciation	14,435	326,021
Net realized/unrealized gains (losses)	25,362	491,282
Change in net assets resulting from operations	$26,258	$530,849

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$357,641	$838,565	$65,914	$133,624
Net realized gain (loss)	2,679,315	3,632,012	40,819	89,603
Change in net unrealized appreciation/depreciation	300,213	1,251,891	1,145,747	1,328,868
Change in net assets resulting from operations	3,337,169	5,722,468	1,252,480	1,552,095
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(446,082)	(350,071)	(6,290)	(8,784)
Class C	(52,442)	(51,812)	(200)	(225)
Class I	(1,410,681)	(1,213,461)	(10,763)	(15,600)
Class R2	(7,865)	(7,022)	—	—
Class R3	(13,632)	(13,098)	—	—
Class R4	(9,976)	(12,783)	—	—
Class R5	(54,031)	(65,204)	—	—
Class R6	(2,041,706)	(1,755,520)	(74,145)	(108,455)
Total distributions to shareholders	(4,036,415)	(3,468,971)	(91,398)	(133,064)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(183,927)	(2,984,260)	121,027	(345,226)
NET ASSETS:
Change in net assets	(883,173)	(730,763)	1,282,109	1,073,805
Beginning of period	43,836,022	44,566,785	11,412,730	10,338,925
End of period	$42,952,849	$43,836,022	$12,694,839	$11,412,730
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$236,248	$517,398	$60,402	$158,468
Net realized gain (loss)	(12,097)	(100,504)	498,170	57,036
Change in net unrealized appreciation/depreciation	102,353	87,958	895,979	1,200,961
Change in net assets resulting from operations	326,504	504,852	1,454,551	1,416,465
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,882)	(44,323)	(3,317)	(7,480)
Class C	(11,498)	(23,497)	(45)	(387)
Class I	(166,283)	(356,815)	(58,926)	(126,088)
Class R5	(18)	(40)	(14)	(42)
Class R6	(38,859)	(93,384)	(10,409)	(21,402)
Total distributions to shareholders	(237,540)	(518,059)	(72,711)	(155,399)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(400,164)	182,010	(1,109,457)	104,501
NET ASSETS:
Change in net assets	(311,200)	168,803	272,383	1,365,567
Beginning of period	6,395,461	6,226,658	21,057,017	19,691,450
End of period	$6,084,261	$6,395,461	$21,329,400	$21,057,017
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,009	$38,679	$7,710	$22,591
Net realized gain (loss)	(263,308)	132,040	64,947	68,173
Change in net unrealized appreciation/depreciation	545,001	215,751	128,076	152,796
Change in net assets resulting from operations	296,702	386,470	200,733	243,560
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(533)	(1,231)	(370)	(654)
Class C	(7)	(141)	(15)	(68)
Class I	(14,624)	(30,799)	(8,269)	(17,571)
Class R5	(5)	(8)	— (a)	— (a)
Class R6	(2,775)	(5,788)	(888)	(3,828)
Total distributions to shareholders	(17,944)	(37,967)	(9,542)	(22,121)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(41,876)	87,975	(607,917)	95,306
NET ASSETS:
Change in net assets	236,882	436,478	(416,726)	316,745
Beginning of period	5,189,018	4,752,540	3,223,591	2,906,846
End of period	$5,425,900	$5,189,018	$2,806,865	$3,223,591

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,784	$293,567	$34,411	$70,401
Net realized gain (loss)	8,306,333	8,078,400	497,747	266,675
Change in net unrealized appreciation/depreciation	12,647	6,169,405	31,762	249,089
Change in net assets resulting from operations	8,338,764	14,541,372	563,920	586,165
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(861,124)	(73,377)	(23,126)	(30,009)
Class C	(198,124)	(15,893)	(5,544)	(8,026)
Class I	(3,428,450)	(254,318)	(177,142)	(229,234)
Class R2	(34,388)	(2,693)	(1,146)	(1,495)
Class R3	(92,815)	(7,938)	(1,162)	(1,406)
Class R4	(74,917)	(7,545)	(68)	(171)
Class R5	(104,273)	(10,307)	(2,409)	(3,551)
Class R6	(7,610,503)	(770,115)	(185,921)	(224,967)
Total distributions to shareholders	(12,404,594)	(1,142,186)	(396,518)	(498,859)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,295,288	6,585,164	249,384	722,622
NET ASSETS:
Change in net assets	6,229,458	19,984,350	416,786	809,928
Beginning of period	114,064,398	94,080,048	5,050,019	4,240,091
End of period	$120,293,856	$114,064,398	$5,466,805	$5,050,019
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$80,565	$190,689	$1,433	$4,970
Net realized gain (loss)	1,289,507	1,056,495	62,028	124,902
Change in net unrealized appreciation/depreciation	1,608,639	2,378,950	179,833	108,805
Change in net assets resulting from operations	2,978,711	3,626,134	243,294	238,677
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(158,428)	(160,572)	(17,172)	(10,778)
Class C	(30,853)	(29,799)	(994)	(683)
Class I	(307,115)	(325,048)	(19,877)	(11,444)
Class L	(251,335)	(222,450)	—	—
Class R2	(16,386)	(17,541)	(3,844)	(2,874)
Class R3	(15,462)	(14,448)	—	—
Class R4	(6,465)	(6,843)	—	—
Class R5	(60,739)	(78,964)	(13,346)	(9,189)
Class R6	(1,017,876)	(1,064,602)	(87,351)	(57,887)
Total distributions to shareholders	(1,864,659)	(1,920,267)	(142,584)	(92,855)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,028,617	659,457	12,806	211,261
NET ASSETS:
Change in net assets	2,142,669	2,365,324	113,516	357,083
Beginning of period	32,178,737	29,813,413	1,871,465	1,514,382
End of period	$34,321,406	$32,178,737	$1,984,981	$1,871,465
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Large Cap Core Plus Fund		JPMorgan U.S. Research Enhanced Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,557	$5,609	$49,825	$110,033
Net realized gain (loss)	101,563	47,824	475,030	488,124
Change in net unrealized appreciation/depreciation	191,795	280,250	608,748	722,307
Change in net assets resulting from operations	295,915	333,683	1,133,603	1,320,464
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,075)	(22,370)	(35,107)	(11,151)
Class C	(4,071)	(6,307)	—	—
Class I	(59,864)	(107,912)	(71,908)	(70,693)
Class R2	(131)	(592)	—	—
Class R5	(1,465)	(2,791)	—	—
Class R6	(26,558)	(35,849)	(471,267)	(531,861)
Total distributions to shareholders	(103,164)	(175,821)	(578,282)	(613,705)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(18,576)	792,132	(638,897)	954,145
NET ASSETS:
Change in net assets	174,175	949,994	(83,576)	1,660,904
Beginning of period	3,338,234	2,388,240	11,032,538	9,371,634
End of period	$3,512,409	$3,338,234	$10,948,962	$11,032,538
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$896	$1,671	$39,567	$84,400
Net realized gain (loss)	10,927	31,960	165,261	203,528
Change in net unrealized appreciation/depreciation	14,435	(4,942)	326,021	368,897
Change in net assets resulting from operations	26,258	28,689	530,849	656,825
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,239)	(369)	(70,526)	(37,003)
Class C	(402)	(1)	(5,848)	(3,127)
Class I	(9,709)	(680)	(118,516)	(71,787)
Class R2	—	—	(310)	(158)
Class R3	—	—	(633)	(254)
Class R4	—	—	(206)	(58)
Class R5	—	—	(404)	(397)
Class R6	(7,073)	(570)	(91,931)	(56,148)
Total distributions to shareholders	(27,423)	(1,620)	(288,374)	(168,932)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	32,620	26,567	(162,757)	211,140
NET ASSETS:
Change in net assets	31,455	53,636	79,718	699,033
Beginning of period	271,107	217,471	6,397,021	5,697,988
End of period	$302,562	$271,107	$6,476,739	$6,397,021
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$240,821	$555,740	$41,036	$99,188
Distributions reinvested	413,573	324,641	6,012	8,400
Cost of shares redeemed	(462,149)	(894,899)	(74,966)	(132,757)
Change in net assets resulting from Class A capital transactions	192,245	(14,518)	(27,918)	(25,169)
Class C
Proceeds from shares issued	10,837	49,178	2,293	6,265
Distributions reinvested	50,221	48,821	200	213
Cost of shares redeemed	(116,023)	(273,537)	(11,079)	(32,004)
Change in net assets resulting from Class C capital transactions	(54,965)	(175,538)	(8,586)	(25,526)
Class I
Proceeds from shares issued	785,097	1,949,103	111,857	415,258
Distributions reinvested	1,267,602	1,095,729	10,364	14,937
Cost of shares redeemed	(2,211,992)	(4,522,118)	(124,394)	(432,614)
Change in net assets resulting from Class I capital transactions	(159,293)	(1,477,286)	(2,173)	(2,419)
Class R2
Proceeds from shares issued	3,969	11,718	—	—
Distributions reinvested	7,783	6,934	—	—
Cost of shares redeemed	(18,300)	(26,808)	—	—
Change in net assets resulting from Class R2 capital transactions	(6,548)	(8,156)	—	—
Class R3
Proceeds from shares issued	9,844	28,040	—	—
Distributions reinvested	11,006	10,554	—	—
Cost of shares redeemed	(44,122)	(55,097)	—	—
Change in net assets resulting from Class R3 capital transactions	(23,272)	(16,503)	—	—
Class R4
Proceeds from shares issued	7,546	36,575	—	—
Distributions reinvested	9,976	12,783	—	—
Cost of shares redeemed	(36,316)	(132,388)	—	—
Change in net assets resulting from Class R4 capital transactions	(18,794)	(83,030)	—	—
Class R5
Proceeds from shares issued	38,140	91,207	—	—
Distributions reinvested	52,197	63,131	—	—
Cost of shares redeemed	(207,782)	(367,523)	—	—
Change in net assets resulting from Class R5 capital transactions	(117,445)	(213,185)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,030,451	$2,524,007	$547,503	$1,238,525
Distributions reinvested	1,985,530	1,704,252	73,660	107,688
Cost of shares redeemed	(3,011,836)	(5,224,303)	(461,459)	(1,638,325)
Change in net assets resulting from Class R6 capital transactions	4,145	(996,044)	159,704	(292,112)
Total change in net assets resulting from capital transactions	$(183,927)	$(2,984,260)	$121,027	$(345,226)
SHARE TRANSACTIONS:
Class A
Issued	9,556	22,818	413	1,144
Reinvested	16,893	13,333	59	96
Redeemed	(18,339)	(36,814)	(759)	(1,539)
Change in Class A Shares	8,110	(663)	(287)	(299)
Class C
Issued	443	2,069	24	75
Reinvested	2,112	2,058	2	2
Redeemed	(4,727)	(11,531)	(114)	(374)
Change in Class C Shares	(2,172)	(7,404)	(88)	(297)
Class I
Issued	30,491	78,437	1,127	4,848
Reinvested	50,497	43,999	102	170
Redeemed	(85,894)	(181,387)	(1,249)	(5,053)
Change in Class I Shares	(4,906)	(58,951)	(20)	(35)
Class R2
Issued	158	485	—	—
Reinvested	320	287	—	—
Redeemed	(723)	(1,103)	—	—
Change in Class R2 Shares	(245)	(331)	—	—
Class R3
Issued	392	1,156	—	—
Reinvested	450	434	—	—
Redeemed	(1,753)	(2,258)	—	—
Change in Class R3 Shares	(911)	(668)	—	—
Class R4
Issued	291	1,465	—	—
Reinvested	398	514	—	—
Redeemed	(1,406)	(5,322)	—	—
Change in Class R4 Shares	(717)	(3,343)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,476	3,653	—	—
Reinvested	2,076	2,532	—	—
Redeemed	(8,066)	(14,705)	—	—
Change in Class R5 Shares	(4,514)	(8,520)	—	—
Class R6
Issued	39,946	101,438	5,558	14,545
Reinvested	79,064	68,428	728	1,225
Redeemed	(116,789)	(209,602)	(4,660)	(18,797)
Change in Class R6 Shares	2,221	(39,736)	1,626	(3,027)
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$57,297	$167,635	$135,083	$433,602
Distributions reinvested	20,644	43,974	3,293	7,426
Cost of shares redeemed	(96,593)	(165,062)	(203,636)	(468,982)
Change in net assets resulting from Class A capital transactions	(18,652)	46,547	(65,260)	(27,954)
Class C
Proceeds from shares issued	26,988	72,603	32,226	151,872
Distributions reinvested	11,402	23,363	45	385
Cost of shares redeemed	(34,485)	(61,736)	(71,515)	(101,015)
Change in net assets resulting from Class C capital transactions	3,905	34,230	(39,244)	51,242
Class I
Proceeds from shares issued	592,729	1,860,331	1,544,825	4,931,189
Distributions reinvested	161,558	348,924	57,521	123,002
Cost of shares redeemed	(1,063,914)	(1,874,710)	(2,741,906)	(4,629,408)
Change in net assets resulting from Class I capital transactions	(309,627)	334,545	(1,139,560)	424,783
Class R5
Proceeds from shares issued	36	596	253	755
Distributions reinvested	17	39	14	42
Cost of shares redeemed	(185)	(368)	(185)	(3,745)
Change in net assets resulting from Class R5 capital transactions	(132)	267	82	(2,948)
Class R6
Proceeds from shares issued	22,524	46,941	313,208	1,051,969
Distributions reinvested	36,413	87,749	5,313	11,285
Cost of shares redeemed	(134,595)	(368,269)	(183,996)	(1,403,876)
Change in net assets resulting from Class R6 capital transactions	(75,658)	(233,579)	134,525	(340,622)
Total change in net assets resulting from capital transactions	$(400,164)	$182,010	$(1,109,457)	$104,501
SHARE TRANSACTIONS:
Class A
Issued	4,053	11,673	3,944	13,424
Reinvested	1,458	3,068	95	228
Redeemed	(6,830)	(11,580)	(5,947)	(14,512)
Change in Class A Shares	(1,319)	3,161	(1,908)	(860)
Class C
Issued	1,910	5,047	959	4,714
Reinvested	806	1,631	1	12
Redeemed	(2,439)	(4,314)	(2,105)	(3,148)
Change in Class C Shares	277	2,364	(1,145)	1,578
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	41,927	130,053	45,065	152,732
Reinvested	11,411	24,338	1,655	3,759
Redeemed	(75,239)	(131,228)	(79,887)	(143,167)
Change in Class I Shares	(21,901)	23,163	(33,167)	13,324
Class R5
Issued	2	42	7	23
Reinvested	1	3	— (a)	1
Redeemed	(13)	(28)	(6)	(116)
Change in Class R5 Shares	(10)	17	1	(92)
Class R6
Issued	1,594	3,279	9,019	32,862
Reinvested	2,573	6,113	153	344
Redeemed	(9,507)	(25,699)	(5,332)	(43,210)
Change in Class R6 Shares	(5,340)	(16,307)	3,840	(10,004)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$23,520	$53,180	$12,246	$50,870
Distributions reinvested	531	1,227	368	653
Cost of shares redeemed	(48,650)	(72,587)	(23,031)	(43,353)
Change in net assets resulting from Class A capital transactions	(24,599)	(18,180)	(10,417)	8,170
Class C
Proceeds from shares issued	11,278	46,176	4,363	37,734
Distributions reinvested	6	140	15	67
Cost of shares redeemed	(20,283)	(47,195)	(11,547)	(18,575)
Change in net assets resulting from Class C capital transactions	(8,999)	(879)	(7,169)	19,226
Class I
Proceeds from shares issued	700,915	1,709,276	251,958	1,248,542
Distributions reinvested	14,224	30,066	8,083	17,272
Cost of shares redeemed	(1,032,836)	(1,617,312)	(704,264)	(1,121,441)
Change in net assets resulting from Class I capital transactions	(317,697)	122,030	(444,223)	144,373
Class R5
Proceeds from shares issued	26	356	9	6
Distributions reinvested	5	8	— (a)	— (a)
Cost of shares redeemed	(29)	(229)	(6)	— (a)
Change in net assets resulting from Class R5 capital transactions	2	135	3	6
Class R6
Proceeds from shares issued	346,562	696,148	68,492	229,540
Distributions reinvested	2,601	5,347	632	3,368
Cost of shares redeemed	(39,746)	(716,626)	(215,235)	(309,377)
Change in net assets resulting from Class R6 capital transactions	309,417	(15,131)	(146,111)	(76,469)
Total change in net assets resulting from capital transactions	$(41,876)	$87,975	$(607,917)	$95,306
SHARE TRANSACTIONS:
Class A
Issued	1,221	2,896	602	2,659
Reinvested	27	67	18	34
Redeemed	(2,500)	(3,965)	(1,129)	(2,287)
Change in Class A Shares	(1,252)	(1,002)	(509)	406
Class C
Issued	592	2,525	216	1,986
Reinvested	— (a)	8	1	4
Redeemed	(1,053)	(2,589)	(571)	(985)
Change in Class C Shares	(461)	(56)	(354)	1,005

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	36,317	93,439	12,392	65,878
Reinvested	727	1,630	393	900
Redeemed	(53,160)	(88,889)	(34,953)	(59,100)
Change in Class I Shares	(16,116)	6,180	(22,168)	7,678
Class R5
Issued	1	19	— (a)	1
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1)	(12)	— (a)	— (a)
Change in Class R5 Shares	— (a)	7	— (a)	1
Class R6
Issued	17,772	38,309	3,325	12,266
Reinvested	133	290	30	176
Redeemed	(2,040)	(39,290)	(10,694)	(16,225)
Change in Class R6 Shares	15,865	(691)	(7,339)	(3,783)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$598,795	$1,365,507	$28,546	$52,975
Distributions reinvested	803,132	68,401	22,736	29,497
Cost of shares redeemed	(819,347)	(1,303,748)	(39,292)	(68,031)
Change in net assets resulting from Class A capital transactions	582,580	130,160	11,990	14,441
Class C
Proceeds from shares issued	114,159	314,836	7,259	10,817
Distributions reinvested	187,740	14,918	5,539	8,012
Cost of shares redeemed	(135,811)	(205,022)	(11,443)	(25,659)
Change in net assets resulting from Class C capital transactions	166,088	124,732	1,355	(6,830)
Class I
Proceeds from shares issued	5,201,183	8,851,531	305,671	1,038,031
Distributions reinvested	3,103,224	229,506	159,625	209,647
Cost of shares redeemed	(4,145,112)	(5,429,101)	(424,564)	(853,169)
Change in net assets resulting from Class I capital transactions	4,159,295	3,651,936	40,732	394,509
Class R2
Proceeds from shares issued	47,929	84,283	1,201	3,248
Distributions reinvested	34,141	2,674	1,144	1,490
Cost of shares redeemed	(38,018)	(81,309)	(2,879)	(2,633)
Change in net assets resulting from Class R2 capital transactions	44,052	5,648	(534)	2,105
Class R3
Proceeds from shares issued	125,977	233,009	1,441	1,737
Distributions reinvested	73,500	6,361	1,162	1,405
Cost of shares redeemed	(101,296)	(224,034)	(1,260)	(1,945)
Change in net assets resulting from Class R3 capital transactions	98,181	15,336	1,343	1,197
Class R4
Proceeds from shares issued	98,340	200,144	78	187
Distributions reinvested	70,386	7,273	68	171
Cost of shares redeemed	(144,375)	(267,198)	(756)	(1,279)
Change in net assets resulting from Class R4 capital transactions	24,351	(59,781)	(610)	(921)
Class R5
Proceeds from shares issued	113,700	244,615	4,255	5,017
Distributions reinvested	100,559	9,991	2,210	3,309
Cost of shares redeemed	(142,474)	(379,940)	(5,309)	(15,297)
Change in net assets resulting from Class R5 capital transactions	71,785	(125,334)	1,156	(6,971)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$7,391,606	$15,792,636	$184,897	$481,222
Distributions reinvested	7,377,362	734,332	182,491	219,587
Cost of shares redeemed	(9,620,012)	(13,684,501)	(173,436)	(375,717)
Change in net assets resulting from Class R6 capital transactions	5,148,956	2,842,467	193,952	325,092
Total change in net assets resulting from capital transactions	$10,295,288	$6,585,164	$249,384	$722,622
SHARE TRANSACTIONS:
Class A
Issued	7,001	18,154	1,314	2,536
Reinvested	9,972	856	1,036	1,399
Redeemed	(9,555)	(17,409)	(1,797)	(3,254)
Change in Class A Shares	7,418	1,601	553	681
Class C
Issued	2,079	6,392	355	551
Reinvested	3,835	286	270	404
Redeemed	(2,500)	(4,184)	(563)	(1,311)
Change in Class C Shares	3,414	2,494	62	(356)
Class I
Issued	58,651	114,687	14,296	50,643
Reinvested	37,169	2,788	7,476	10,201
Redeemed	(47,035)	(70,456)	(20,056)	(42,072)
Change in Class I Shares	48,785	47,019	1,716	18,772
Class R2
Issued	608	1,215	56	156
Reinvested	459	36	53	72
Redeemed	(473)	(1,153)	(132)	(126)
Change in Class R2 Shares	594	98	(23)	102
Class R3
Issued	1,485	3,070	69	86
Reinvested	906	79	55	69
Redeemed	(1,163)	(2,963)	(60)	(97)
Change in Class R3 Shares	1,228	186	64	58
Class R4
Issued	1,114	2,579	3	9
Reinvested	845	89	3	8
Redeemed	(1,636)	(3,495)	(34)	(63)
Change in Class R4 Shares	323	(827)	(28)	(46)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,242	3,109	202	243
Reinvested	1,155	117	102	158
Redeemed	(1,533)	(4,765)	(247)	(731)
Change in Class R5 Shares	864	(1,539)	57	(330)
Class R6
Issued	79,030	194,227	8,658	24,023
Reinvested	83,511	8,521	8,494	10,624
Redeemed	(102,761)	(168,387)	(8,138)	(18,433)
Change in Class R6 Shares	59,780	34,361	9,014	16,214
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$202,853	$569,469	$25,530	$64,942
Distributions reinvested	151,559	153,797	12,917	8,363
Cost of shares redeemed	(322,909)	(549,132)	(21,431)	(44,821)
Change in net assets resulting from Class A capital transactions	31,503	174,134	17,016	28,484
Class C
Proceeds from shares issued	51,195	126,148	1,791	2,811
Distributions reinvested	30,069	29,002	932	631
Cost of shares redeemed	(62,267)	(126,062)	(1,215)	(5,035)
Change in net assets resulting from Class C capital transactions	18,997	29,088	1,508	(1,593)
Class I
Proceeds from shares issued	586,628	1,461,424	38,094	283,020
Distributions reinvested	289,698	309,179	18,275	9,887
Cost of shares redeemed	(857,775)	(1,659,072)	(131,308)	(154,031)
Change in net assets resulting from Class I capital transactions	18,551	111,531	(74,939)	138,876
Class L
Proceeds from shares issued	1,674,167	1,352,168	—	—
Distributions reinvested	249,159	219,329	—	—
Cost of shares redeemed	(489,506)	(1,492,277)	—	—
Change in net assets resulting from Class L capital transactions	1,433,820	79,220	—	—
Class R2
Proceeds from shares issued	13,014	48,938	4,285	10,669
Distributions reinvested	16,355	17,513	3,792	2,864
Cost of shares redeemed	(42,664)	(72,275)	(8,648)	(17,224)
Change in net assets resulting from Class R2 capital transactions	(13,295)	(5,824)	(571)	(3,691)
Class R3
Proceeds from shares issued	23,135	59,112	—	—
Distributions reinvested	13,936	13,155	—	—
Cost of shares redeemed	(29,650)	(59,642)	—	—
Change in net assets resulting from Class R3 capital transactions	7,421	12,625	—	—
Class R4
Proceeds from shares issued	6,253	34,630	—	—
Distributions reinvested	6,465	6,843	—	—
Cost of shares redeemed	(12,991)	(28,388)	—	—
Change in net assets resulting from Class R4 capital transactions	(273)	13,085	—	—
Class R5
Proceeds from shares issued	46,371	153,564	13,769	23,648
Distributions reinvested	58,561	76,557	13,261	9,179
Cost of shares redeemed	(242,699)	(369,833)	(13,875)	(38,651)
Change in net assets resulting from Class R5 capital transactions	(137,767)	(139,712)	13,155	(5,824)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,663,036	$3,636,203	$68,116	$106,830
Distributions reinvested	989,433	1,027,536	85,367	56,642
Cost of shares redeemed	(2,982,809)	(4,278,429)	(96,846)	(108,463)
Change in net assets resulting from Class R6 capital transactions	(330,340)	385,310	56,637	55,009
Total change in net assets resulting from capital transactions	$1,028,617	$659,457	$12,806	$211,261
SHARE TRANSACTIONS:
Class A
Issued	7,418	22,837	267	782
Reinvested	5,606	6,005	138	97
Redeemed	(11,782)	(22,079)	(226)	(548)
Change in Class A Shares	1,242	6,763	179	331
Class C
Issued	1,987	5,356	21	35
Reinvested	1,186	1,199	10	8
Redeemed	(2,422)	(5,376)	(13)	(64)
Change in Class C Shares	751	1,179	18	(21)
Class I
Issued	21,385	58,432	390	3,306
Reinvested	10,654	12,026	188	111
Redeemed	(31,004)	(66,634)	(1,348)	(1,833)
Change in Class I Shares	1,035	3,824	(770)	1,584
Class L
Issued	61,299	53,957	—	—
Reinvested	9,133	8,509	—	—
Redeemed	(17,810)	(60,678)	—	—
Change in Class L Shares	52,622	1,788	—	—
Class R2
Issued	485	1,998	48	139
Reinvested	616	694	43	35
Redeemed	(1,581)	(2,941)	(95)	(220)
Change in Class R2 Shares	(480)	(249)	(4)	(46)
Class R3
Issued	851	2,429	—	—
Reinvested	518	517	—	—
Redeemed	(1,094)	(2,379)	—	—
Change in Class R3 Shares	275	567	—	—
Class R4
Issued	229	1,394	—	—
Reinvested	238	267	—	—
Redeemed	(471)	(1,182)	—	—
Change in Class R4 Shares	(4)	479	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,672	6,107	144	283
Reinvested	2,145	2,968	139	105
Redeemed	(8,728)	(14,816)	(145)	(467)
Change in Class R5 Shares	(4,911)	(5,741)	138	(79)
Class R6
Issued	60,394	144,904	709	1,298
Reinvested	36,123	39,740	899	651
Redeemed	(108,254)	(169,319)	(1,008)	(1,290)
Change in Class R6 Shares	(11,737)	15,325	600	659
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Large Cap Core Plus Fund		JPMorgan U.S. Research Enhanced Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$23,374	$74,877	$180,428	$625,524
Distributions reinvested	10,519	21,141	34,973	11,086
Cost of shares redeemed	(33,175)	(70,089)	(115,326)	(300,798)
Change in net assets resulting from Class A capital transactions	718	25,929	100,075	335,812
Class C
Proceeds from shares issued	17,133	41,280	—	—
Distributions reinvested	3,981	6,210	—	—
Cost of shares redeemed	(10,554)	(18,342)	—	—
Change in net assets resulting from Class C capital transactions	10,560	29,148	—	—
Class I
Proceeds from shares issued	192,846	948,040	201,749	670,378
Distributions reinvested	58,546	105,451	42,165	45,383
Cost of shares redeemed	(341,270)	(599,365)	(133,677)	(352,664)
Change in net assets resulting from Class I capital transactions	(89,878)	454,126	110,237	363,097
Class R2
Proceeds from shares issued	808	1,102	—	—
Distributions reinvested	131	591	—	—
Cost of shares redeemed	(6,151)	(967)	—	—
Change in net assets resulting from Class R2 capital transactions	(5,212)	726	—	—
Class R5
Proceeds from shares issued	9,697	10,258	—	—
Distributions reinvested	1,451	2,689	—	—
Cost of shares redeemed	(8,916)	(14,001)	—	—
Change in net assets resulting from Class R5 capital transactions	2,232	(1,054)	—	—
Class R6
Proceeds from shares issued	127,319	369,467	316,297	1,475,645
Distributions reinvested	21,537	29,153	467,720	522,922
Cost of shares redeemed	(85,852)	(115,363)	(1,633,226)	(1,743,331)
Change in net assets resulting from Class R6 capital transactions	63,004	283,257	(849,209)	255,236
Total change in net assets resulting from capital transactions	$(18,576)	$792,132	$(638,897)	$954,145
SHARE TRANSACTIONS:
Class A
Issued	1,065	3,713	3,811	15,453
Reinvested	472	1,026	734	252
Redeemed	(1,509)	(3,501)	(2,416)	(7,448)
Change in Class A Shares	28	1,238	2,129	8,257
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Large Cap Core Plus Fund		JPMorgan U.S. Research Enhanced Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	1,026	2,673	—	—
Reinvested	238	394	—	—
Redeemed	(631)	(1,204)	—	—
Change in Class C Shares	633	1,863	—	—
Class I
Issued	8,285	44,390	4,162	15,343
Reinvested	2,472	4,823	871	1,013
Redeemed	(14,571)	(28,502)	(2,774)	(8,205)
Change in Class I Shares	(3,814)	20,711	2,259	8,151
Class R2
Issued	42	63	—	—
Reinvested	7	33	—	—
Redeemed	(318)	(57)	—	—
Change in Class R2 Shares	(269)	39	—	—
Class R5
Issued	408	471	—	—
Reinvested	60	121	—	—
Redeemed	(375)	(652)	—	—
Change in Class R5 Shares	93	(60)	—	—
Class R6
Issued	5,345	17,139	6,577	34,292
Reinvested	894	1,310	9,683	11,702
Redeemed	(3,594)	(5,316)	(33,944)	(39,785)
Change in Class R6 Shares	2,645	13,133	(17,684)	6,209
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,134	$39,391	$83,187	$245,906
Distributions reinvested	10,165	365	66,628	34,970
Cost of shares redeemed	(11,246)	(17,158)	(119,312)	(170,834)
Change in net assets resulting from Class A capital transactions	24,053	22,598	30,503	110,042
Class C
Proceeds from shares issued	353	269	3,937	15,965
Distributions reinvested	402	— (a)	5,494	2,906
Cost of shares redeemed	(601)	(1,112)	(12,865)	(23,703)
Change in net assets resulting from Class C capital transactions	154	(843)	(3,434)	(4,832)
Class I
Proceeds from shares issued	6,633	24,995	391,303	796,511
Distributions reinvested	9,441	678	110,157	66,988
Cost of shares redeemed	(12,884)	(18,389)	(667,918)	(735,443)
Change in net assets resulting from Class I capital transactions	3,190	7,284	(166,458)	128,056
Class R2
Proceeds from shares issued	—	—	430	1,462
Distributions reinvested	—	—	310	158
Cost of shares redeemed	—	—	(680)	(1,625)
Change in net assets resulting from Class R2 capital transactions	—	—	60	(5)
Class R3
Proceeds from shares issued	—	—	1,730	6,036
Distributions reinvested	—	—	193	86
Cost of shares redeemed	—	—	(1,318)	(2,333)
Change in net assets resulting from Class R3 capital transactions	—	—	605	3,789
Class R4
Proceeds from shares issued	—	—	1,198	2,147
Distributions reinvested	—	—	206	58
Cost of shares redeemed	—	—	(370)	(1,678)
Change in net assets resulting from Class R4 capital transactions	—	—	1,034	527
Class R5
Proceeds from shares issued	—	—	667	7,843
Distributions reinvested	—	—	379	380
Cost of shares redeemed	—	—	(6,741)	(4,389)
Change in net assets resulting from Class R5 capital transactions	—	—	(5,695)	3,834

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$4,299	$11,627	$167,296	$455,431
Distributions reinvested	7,073	570	89,432	54,483
Cost of shares redeemed	(6,149)	(14,669)	(276,100)	(540,185)
Change in net assets resulting from Class R6 capital transactions	5,223	(2,472)	(19,372)	(30,271)
Total change in net assets resulting from capital transactions	$32,620	$26,567	$(162,757)	$211,140
SHARE TRANSACTIONS:
Class A
Issued	300	554	997	3,111
Reinvested	127	5	790	437
Redeemed	(136)	(229)	(1,426)	(2,166)
Change in Class A Shares	291	330	361	1,382
Class C
Issued	4	3	54	229
Reinvested	5	— (a)	75	41
Redeemed	(7)	(15)	(177)	(344)
Change in Class C Shares	2	(12)	(48)	(74)
Class I
Issued	79	327	4,394	9,480
Reinvested	116	9	1,219	785
Redeemed	(153)	(243)	(7,451)	(8,768)
Change in Class I Shares	42	93	(1,838)	1,497
Class R2
Issued	—	—	5	18
Reinvested	—	—	4	2
Redeemed	—	—	(8)	(20)
Change in Class R2 Shares	—	—	1	— (a)
Class R3
Issued	—	—	20	72
Reinvested	—	—	2	1
Redeemed	—	—	(15)	(28)
Change in Class R3 Shares	—	—	7	45
Class R4
Issued	—	—	14	27
Reinvested	—	—	2	1
Redeemed	—	—	(4)	(21)
Change in Class R4 Shares	—	—	12	7

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	—	7	91
Reinvested	—	—	4	4
Redeemed	—	—	(75)	(52)
Change in Class R5 Shares	—	—	(64)	43
Class R6
Issued	51	153	1,858	5,360
Reinvested	87	7	980	634
Redeemed	(72)	(193)	(3,064)	(6,319)
Change in Class R6 Shares	66	(33)	(226)	(325)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	97

STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED December 31, 2025
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$295,915
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(1,443,992)
Proceeds from disposition of investment securities	1,431,095
Covers of investment securities sold short	(561,392)
Proceeds from investment securities sold short	644,803
Purchases of short-term investments — affiliates, net	51,626
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(195,812)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(1)
Change in unrealized (appreciation)/depreciation on investment securities sold short	2,437
Net realized (gain)/loss on investments in non-affiliates	(137,573)
Net realized (gain)/loss on investments in affiliates	(9)
Net realized (gain)/loss on securities sold short	38,118
Increase in dividends receivable from affiliates	(119)
Increase in dividends receivable from non-affiliates	(583)
Increase in tax reclaims receivable	(56)
Decrease in variation margin receivable	255
Decrease in dividend expense payable to non-affiliates on securities sold short	(77)
Increase in interest expense payable to non-affiliates on securities sold short	75
Increase in investment advisory fees payable	213
Increase in administration fees payable	21
Increase in distribution fees payable	21
Increase in service fees payable	12
Increase in custodian and accounting fees payable	9
Increase in Trustees' and Chief Compliance Officer's fees	1
Decrease in other accrued expenses payable	(60)
Net cash provided (used) by operating activities	124,927
Cash flows provided (used) by financing activities:
Due to custodian	— (a)
Proceeds from shares issued	368,719
Payment for shares redeemed	(491,245)
Cash distributions paid to shareholders (net of reinvestments $96,165)	(6,999)
Net cash provided (used) by financing activities	(129,525)
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	(4,598)
Restricted and unrestricted cash and deposits at broker at beginning of year	4,598
Restricted and unrestricted cash and deposits at broker at end of year	$—

(a)	Amount rounds to less than one thousand.
Supplemental disclosure of cash flow information:
For the period ended December 31, 2025 the Fund paid approximately $2,086 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash at the end of period to the Statements of Assets and Liabilities:
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2025	December 31, 2025
Cash	$350	$—
Deposits at broker:
Futures contracts	4,248	—
	$4,598	$—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$24.65	$0.16	$1.77	$1.93	$(0.18)	$(2.25)	$(2.43)
Year Ended June 30, 2025	23.49	0.37	2.68	3.05	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Class C
Six Months Ended December 31, 2025 (Unaudited)	24.02	0.10	1.71	1.81	(0.11)	(2.25)	(2.36)
Year Ended June 30, 2025	22.93	0.25	2.61	2.86	(0.27)	(1.50)	(1.77)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Class I
Six Months Ended December 31, 2025 (Unaudited)	25.21	0.20	1.81	2.01	(0.21)	(2.25)	(2.46)
Year Ended June 30, 2025	23.98	0.44	2.74	3.18	(0.45)	(1.50)	(1.95)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	24.50	0.13	1.75	1.88	(0.14)	(2.25)	(2.39)
Year Ended June 30, 2025	23.36	0.31	2.65	2.96	(0.32)	(1.50)	(1.82)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	24.62	0.16	1.78	1.94	(0.18)	(2.25)	(2.43)
Year Ended June 30, 2025	23.47	0.37	2.67	3.04	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	25.19	0.20	1.80	2.00	(0.21)	(2.25)	(2.46)
Year Ended June 30, 2025	23.96	0.44	2.73	3.17	(0.44)	(1.50)	(1.94)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.15	7.76%	$4,755,392	0.95%	1.29%	0.95%	11%
24.65	13.17	4,653,837	0.95	1.53	0.95	20
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16

23.47	7.48	548,881	1.45	0.78	1.45	11
24.02	12.63	613,883	1.45	1.03	1.45	20
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16

24.76	7.91	15,045,841	0.70	1.54	0.70	11
25.21	13.46	15,445,719	0.70	1.78	0.70	20
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16

23.99	7.62	85,350	1.21	1.02	1.21	11
24.50	12.87	93,165	1.20	1.27	1.20	20
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16

24.13	7.80	142,639	0.95	1.28	0.95	11
24.62	13.13	168,022	0.95	1.53	0.95	20
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16

24.73	7.88	107,472	0.70	1.53	0.70	11
25.19	13.47	127,515	0.70	1.78	0.70	20
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$25.23	$0.22	$1.81	$2.03	$(0.23)	$(2.25)	$(2.48)
Year Ended June 30, 2025	24.00	0.48	2.73	3.21	(0.48)	(1.50)	(1.98)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	25.21	0.23	1.80	2.03	(0.24)	(2.25)	(2.49)
Year Ended June 30, 2025	23.98	0.51	2.73	3.24	(0.51)	(1.50)	(2.01)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.78	7.98%	$567,121	0.55%	1.68%	0.55%	11%
25.23	13.62	691,394	0.55	1.93	0.55	20
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16

24.75	8.01	21,700,153	0.45	1.79	0.45	11
25.21	13.74	22,042,487	0.45	2.03	0.45	20
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$92.97	$0.36	$9.61	$9.97	$(0.40)	$(0.16)	$(0.56)
Year Ended June 30, 2025	81.79	0.77	11.18	11.95	(0.77)	—	(0.77)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Class C
Six Months Ended December 31, 2025 (Unaudited)	91.98	0.06	9.51	9.57	(0.10)	(0.16)	(0.26)
Year Ended June 30, 2025	80.91	0.24	11.06	11.30	(0.23)	—	(0.23)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Class I
Six Months Ended December 31, 2025 (Unaudited)	93.10	0.49	9.63	10.12	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2025	81.90	0.98	11.20	12.18	(0.98)	—	(0.98)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	93.13	0.57	9.63	10.20	(0.61)	(0.16)	(0.77)
Year Ended June 30, 2025	81.93	1.12	11.20	12.32	(1.12)	—	(1.12)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Net expenses for Class R6 Shares are 0.044% for the six months ended December 31, 2025, 0.044% for the year ended June 30, 2025, 0.044% for the year ended
June 30, 2024, 0.045% for the year ended June 30, 2023, 0.045% for the year ended June 30,2022 and 0.044% for the year ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$102.38	10.74%	$1,133,191	0.45%	0.73%	0.64%	2%
92.97	14.66	1,055,685	0.45	0.89	0.64	12
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26

101.29	10.40	75,970	1.05	0.13	1.12	2
91.98	13.98	77,065	1.05	0.28	1.12	12
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26

102.53	10.89	1,577,581	0.20	0.98	0.37	2
93.10	14.95	1,434,328	0.20	1.13	0.37	12
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26

102.56	10.97	9,908,097	0.04 (f)	1.13	0.12	2
93.13	15.12	8,845,652	0.04 (f)	1.29	0.12	12
81.93	24.51	8,029,206	0.04 (f)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (f)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (f)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (f)	1.49	0.13	26

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$14.05	$0.52	$0.20	$0.72	$(0.52)	$14.25
Year Ended June 30, 2025	14.06	1.13	(0.01)	1.12	(1.13)	14.05
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)	14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Class C
Six Months Ended December 31, 2025 (Unaudited)	14.05	0.48	0.20	0.68	(0.48)	14.25
Year Ended June 30, 2025	14.06	1.06	(0.01)	1.05	(1.06)	14.05
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Class I
Six Months Ended December 31, 2025 (Unaudited)	14.06	0.54	0.20	0.74	(0.54)	14.26
Year Ended June 30, 2025	14.07	1.17	(0.02)	1.15	(1.16)	14.06
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Class R5
Six Months Ended December 31, 2025 (Unaudited)	14.05	0.54	0.22	0.76	(0.55)	14.26
Year Ended June 30, 2025	14.07	1.20	(0.04)	1.16	(1.18)	14.05
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Class R6
Six Months Ended December 31, 2025 (Unaudited)	14.05	0.55	0.21	0.76	(0.56)	14.25
Year Ended June 30, 2025	14.06	1.19	— (f)	1.19	(1.20)	14.05
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	December 31, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

5.20%	$561,497	0.85%	7.26%	0.85%	93%
8.08	572,077	0.84	7.89	0.84	178
9.97	528,101	0.85	7.04	0.85	176
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217

4.94	338,482	1.35	6.77	1.35	93
7.55	329,783	1.34	7.40	1.34	178
9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217

5.33	4,235,151	0.59	7.51	0.59	93
8.35	4,482,797	0.59	8.14	0.59	178
10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217

5.48	408	0.45	7.62	0.49	93
8.42	533	0.45	8.39	0.47	178
10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217

5.47	948,723	0.34	7.76	0.34	93
8.62	1,010,271	0.34	8.31	0.34	178
10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$33.00	$0.06	$2.24	$2.30	$(0.08)	$35.22
Year Ended June 30, 2025	31.06	0.17	1.94	2.11	(0.17)	33.00
Year Ended June 30, 2024	27.57	0.20	3.48	3.68	(0.19)	31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Class C
Six Months Ended December 31, 2025 (Unaudited)	32.72	(0.03)(f)	2.22	2.19	— (g)	34.91
Year Ended June 30, 2025	30.81	0.01	1.92	1.93	(0.02)	32.72
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Class I
Six Months Ended December 31, 2025 (Unaudited)	33.12	0.10	2.24	2.34	(0.12)	35.34
Year Ended June 30, 2025	31.16	0.25	1.96	2.21	(0.25)	33.12
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Class R5
Six Months Ended December 31, 2025 (Unaudited)	33.18	0.12	2.25	2.37	(0.14)	35.41
Year Ended June 30, 2025	31.21	0.29	1.97	2.26	(0.29)	33.18
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Class R6
Six Months Ended December 31, 2025 (Unaudited)	33.19	0.14	2.27	2.41	(0.17)	35.43
Year Ended June 30, 2025	31.23	0.34	1.95	2.29	(0.33)	33.19
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	December 31, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

6.97%	$1,482,757	0.82%	0.33%	0.82%	14%
6.79	1,452,343	0.82	0.53	0.82	29
13.43	1,393,286	0.82	0.69	0.83	37
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39

6.70	592,134	1.32	(0.17)(f)	1.32	14
6.27	592,540	1.32	0.03	1.32	29
12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39

7.08	16,939,173	0.57	0.58	0.57	14
7.10	16,970,246	0.57	0.78	0.57	29
13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39

7.16	3,427	0.44	0.71	0.45	14
7.26	3,132	0.43	0.91	0.43	29
13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39

7.26	2,311,909	0.32	0.83	0.32	14
7.35	2,038,756	0.32	1.03	0.32	29
13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$18.83	$0.03	$1.01	$1.04	$(0.04)	$—	$(0.04)
Year Ended June 30, 2025	17.53	0.09	1.30	1.39	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.74	0.11	1.79	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Six Months Ended December 31, 2025 (Unaudited)	18.77	(0.02)(h)	1.00	0.98	— (i)	—	— (i)
Year Ended June 30, 2025	17.48	— (i)	1.30	1.30	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (i)	0.95	0.95	— (i)	—	—
Class I
Six Months Ended December 31, 2025 (Unaudited)	18.85	0.06	1.01	1.07	(0.07)	—	(0.07)
Year Ended June 30, 2025	17.55	0.14	1.30	1.44	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	18.86	0.07	1.01	1.08	(0.08)	—	(0.08)
Year Ended June 30, 2025	17.55	0.16	1.31	1.47	(0.16)	—	(0.16)
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.83	5.53%	$239,732	0.84%	0.32%	0.85%	25%
18.83	7.93	251,200	0.84	0.50	0.84	42
17.53	12.12	251,397	0.84	0.67	0.85	42
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

19.75	5.22	246,914	1.34	(0.18)(h)	1.35	25
18.77	7.44	243,213	1.34	0.01	1.34	42
17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

19.85	5.66	4,167,778	0.59	0.58	0.59	25
18.85	8.20	4,261,391	0.59	0.76	0.59	42
17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

19.86	5.74	1,140	0.45	0.72	0.46	25
18.86	8.40	1,081	0.45	0.89	0.45	42
17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$18.87	$0.08	$1.01	$1.09	$(0.09)	$—	$(0.09)
Year Ended June 30, 2025	17.56	0.19	1.30	1.49	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.87	5.79%	$770,336	0.34%	0.84%	0.35%	25%
18.87	8.52	432,133	0.34	1.04	0.34	42
17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$19.61	$0.03	$1.36	$1.39	$(0.05)	$—	$(0.05)
Year Ended June 30, 2025	18.27	0.09	1.34	1.43	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.63	0.11	2.64	2.75	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Six Months Ended December 31, 2025 (Unaudited)	19.53	(0.02)(h)	1.35	1.33	— (i)	—	—
Year Ended June 30, 2025	18.22	— (i)	1.32	1.32	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (i)	0.96	0.96	(0.01)	—	(0.01)
Class I
Six Months Ended December 31, 2025 (Unaudited)	19.64	0.06	1.36	1.42	(0.07)	—	(0.07)
Year Ended June 30, 2025	18.30	0.14	1.34	1.48	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	19.66	0.07	1.37	1.44	(0.09)	—	(0.09)
Year Ended June 30, 2025	18.32	0.17	1.34	1.51	(0.17)	—	(0.17)
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$20.95	7.08%	$157,213	0.85%	0.32%	0.85%	16%
19.61	7.83	157,121	0.84	0.50	0.84	44
18.27	17.64	138,956	0.84	0.65	0.85	56
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

20.86	6.82	151,831	1.35	(0.18)(h)	1.35	16
19.53	7.24	149,074	1.34	0.00 (j)	1.34	44
18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

20.99	7.25	2,312,183	0.60	0.57	0.60	16
19.64	8.09	2,599,366	0.59	0.75	0.59	44
18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

21.01	7.33	37	0.45	0.72	0.66	16
19.66	8.24	32	0.44	0.91	0.46	44
18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$19.66	$0.08	$1.37	$1.45	$(0.10)	$—	$(0.10)
Year Ended June 30, 2025	18.32	0.19	1.33	1.52	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Amount rounds to less than $0.005.
(j)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.01	7.38%	$185,601	0.35%	0.79%	0.35%	16%
19.66	8.34	317,998	0.34	0.99	0.34	44
18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$82.27	$(0.15)(f)	$6.13	$5.98	$—	$(9.33)	$(9.33)
Year Ended June 30, 2025	72.60	(0.07)	10.54	10.47	—	(0.80)	(0.80)
Year Ended June 30, 2024	53.66	(0.14)(f)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Class C
Six Months Ended December 31, 2025 (Unaudited)	53.48	(0.24)(f)	4.06	3.82	—	(9.33)	(9.33)
Year Ended June 30, 2025	47.68	(0.29)	6.89	6.60	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(f)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Class I
Six Months Ended December 31, 2025 (Unaudited)	84.88	(0.04)(f)	6.32	6.28	(0.03)	(9.33)	(9.36)
Year Ended June 30, 2025	74.70	0.12	10.86	10.98	— (h)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	76.67	(0.24)(f)	5.73	5.49	—	(9.33)	(9.33)
Year Ended June 30, 2025	67.88	(0.24)	9.83	9.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(f)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	82.81	(0.15)(f)	6.18	6.03	—	(9.33)	(9.33)
Year Ended June 30, 2025	73.08	(0.07)	10.60	10.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(f)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	84.67	(0.04)(f)	6.31	6.27	(0.01)	(9.33)	(9.34)
Year Ended June 30, 2025	74.52	0.12	10.83	10.95	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$78.92	7.04%	$8,019,201	0.94%(g)	(0.35)%(f)(g)	0.98%(g)	24%
82.27	14.45	7,748,457	0.93	(0.09)	1.00	52
72.60	35.30	6,722,152	0.94	(0.23)(f)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58

47.97	6.78	1,189,435	1.44 (g)	(0.85)(f)(g)	1.48 (g)	24
53.48	13.88	1,143,570	1.43	(0.59)	1.49	52
47.68	34.61	900,693	1.44	(0.73)(f)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58

81.80	7.18	32,745,513	0.69 (g)	(0.10)(f)(g)	0.73 (g)	24
84.88	14.73	29,837,081	0.68	0.16	0.74	52
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58

72.83	6.91	303,230	1.19 (g)	(0.60)(f)(g)	1.24 (g)	24
76.67	14.16	273,635	1.18	(0.34)	1.26	52
67.88	34.98	235,641	1.19	(0.48)(f)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58

79.51	7.05	899,227	0.94 (g)	(0.35)(f)(g)	0.98 (g)	24
82.81	14.44	834,854	0.93	(0.09)	0.99	52
73.08	35.31	723,139	0.94	(0.26)(f)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58

81.60	7.19	725,276	0.69 (g)	(0.10)(f)(g)	0.73 (g)	24
84.67	14.73	725,170	0.68	0.16	0.74	52
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$88.09	$0.02	$6.57	$6.59	$(0.14)	$(9.33)	$(9.47)
Year Ended June 30, 2025	77.47	0.24	11.28	11.52	(0.10)	(0.80)	(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	89.27	0.07	6.65	6.72	(0.22)	(9.33)	(9.55)
Year Ended June 30, 2025	78.50	0.33	11.41	11.74	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$85.21	7.26%	$1,033,999	0.54%(g)	0.05%(g)	0.58%(g)	24%
88.09	14.90	992,766	0.53	0.30	0.59	52
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58

86.44	7.32	75,377,975	0.44 (g)	0.15 (g)	0.48 (g)	24
89.27	15.01	72,508,865	0.43	0.41	0.49	52
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$20.86	$0.10	$2.20	$2.30	$(0.13)	$(1.42)	$(1.55)
Year Ended June 30, 2025	20.36	0.24	2.38	2.62	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Class C
Six Months Ended December 31, 2025 (Unaudited)	19.58	0.05	2.06	2.11	(0.08)	(1.42)	(1.50)
Year Ended June 30, 2025	19.23	0.12	2.25	2.37	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Class I
Six Months Ended December 31, 2025 (Unaudited)	20.32	0.13	2.15	2.28	(0.16)	(1.42)	(1.58)
Year Ended June 30, 2025	19.89	0.28	2.32	2.60	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	20.60	0.08	2.16	2.24	(0.10)	(1.42)	(1.52)
Year Ended June 30, 2025	20.13	0.18	2.36	2.54	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	20.26	0.10	2.14	2.24	(0.13)	(1.42)	(1.55)
Year Ended June 30, 2025	19.84	0.23	2.31	2.54	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	20.88	0.13	2.21	2.34	(0.15)	(1.42)	(1.57)
Year Ended June 30, 2025	20.38	0.28	2.38	2.66	(0.26)	(1.90)	(2.16)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.61	10.94%	$342,380	0.93%	0.95%	1.00%	90%
20.86	12.83	318,828	0.93	1.13	1.01	185
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93

20.19	10.69	79,346	1.44	0.44	1.49	90
19.58	12.25	75,725	1.44	0.62	1.50	185
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93

21.02	11.12	2,370,622	0.69	1.19	0.74	90
20.32	13.05	2,256,860	0.69	1.37	0.75	185
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93

21.32	10.79	17,120	1.19	0.69	1.26	90
20.60	12.55	17,020	1.19	0.88	1.26	185
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93

20.95	10.98	16,772	0.94	0.94	1.00	90
20.26	12.77	14,922	0.94	1.13	1.00	185
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93

21.65	11.12	650	0.69	1.20	0.76	90
20.88	13.06	1,210	0.69	1.34	0.74	185
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$20.64	$0.15	$2.17	$2.32	$(0.17)	$(1.42)	$(1.59)
Year Ended June 30, 2025	20.17	0.31	2.36	2.67	(0.30)	(1.90)	(2.20)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	20.44	0.16	2.16	2.32	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2025	19.99	0.33	2.34	2.67	(0.32)	(1.90)	(2.22)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.37	11.17%	$32,181	0.54%	1.34%	0.60%	90%
20.64	13.23	29,907	0.54	1.50	0.60	185
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93

21.16	11.29	2,607,734	0.44	1.44	0.49	90
20.44	13.36	2,335,547	0.44	1.63	0.49	185
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$25.88	$0.01	$2.32	$2.33	$(0.03)	$(1.43)	$(1.46)
Year Ended June 30, 2025	24.46	0.06	2.83	2.89	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Class C
Six Months Ended December 31, 2025 (Unaudited)	24.39	(0.05)(f)	2.18	2.13	—	(1.43)	(1.43)
Year Ended June 30, 2025	23.18	(0.06)	2.68	2.62	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (g)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Class I
Six Months Ended December 31, 2025 (Unaudited)	26.00	0.05	2.32	2.37	(0.06)	(1.43)	(1.49)
Year Ended June 30, 2025	24.57	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Class L
Six Months Ended December 31, 2025 (Unaudited)	26.07	0.07	2.35	2.42	(0.09)	(1.43)	(1.52)
Year Ended June 30, 2025	24.63	0.16	2.85	3.01	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	25.47	(0.02)(f)	2.28	2.26	— (g)	(1.43)	(1.43)
Year Ended June 30, 2025	24.11	— (g)	2.78	2.78	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	25.74	0.01	2.31	2.32	(0.03)	(1.43)	(1.46)
Year Ended June 30, 2025	24.33	0.06	2.82	2.88	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.75	8.94%	$3,045,354	0.94%	0.09%	0.96%	24%
25.88	11.90	2,913,795	0.94	0.24	0.96	39
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60

25.09	8.66	567,866	1.44	(0.41)(f)	1.46	24
24.39	11.37	533,614	1.44	(0.26)	1.46	39
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60

26.88	9.07	5,793,418	0.69	0.34	0.70	24
26.00	12.16	5,575,707	0.69	0.49	0.71	39
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60

26.97	9.20	4,663,754	0.54	0.51	0.55	24
26.07	12.34	3,137,481	0.54	0.64	0.56	39
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60

26.30	8.82	313,076	1.19	(0.16)(f)	1.21	24
25.47	11.63	315,455	1.19	(0.01)	1.21	39
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60

26.60	8.95	293,748	0.94	0.09	0.96	24
25.74	11.93	277,165	0.94	0.24	0.96	39
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$25.95	$0.05	$2.32	$2.37	$(0.06)	$(1.43)	$(1.49)
Year Ended June 30, 2025	24.52	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	26.09	0.07	2.33	2.40	(0.08)	(1.43)	(1.51)
Year Ended June 30, 2025	24.64	0.16	2.86	3.02	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	26.17	0.08	2.35	2.43	(0.10)	(1.43)	(1.53)
Year Ended June 30, 2025	24.71	0.19	2.86	3.05	(0.18)	(1.41)	(1.59)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.83	9.08%	$122,179	0.69%	0.34%	0.70%	24%
25.95	12.19	118,291	0.69	0.49	0.71	39
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60

26.98	9.15	1,124,324	0.54	0.49	0.55	24
26.09	12.37	1,215,149	0.54	0.64	0.56	39
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60

27.07	9.22	18,397,687	0.44	0.59	0.45	24
26.17	12.49	18,092,080	0.44	0.74	0.46	39
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$88.39	$(0.11)(f)	$11.85	$11.74	$—	$(7.07)	$(7.07)
Year Ended June 30, 2025	81.19	(0.05)	11.97	11.92	—	(4.72)	(4.72)
Year Ended June 30, 2024	60.47	(0.03)(f)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Class C
Six Months Ended December 31, 2025 (Unaudited)	83.67	(0.33)(f)	11.21	10.88	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.45	(0.44)	11.38	10.94	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(f)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Class I
Six Months Ended December 31, 2025 (Unaudited)	91.35	0.02	12.24	12.26	— (h)	(7.07)	(7.07)
Year Ended June 30, 2025	83.69	0.16	12.35	12.51	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	84.01	(0.21)(f)	11.26	11.05	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.56	(0.25)	11.42	11.17	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(f)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	89.33	0.09	11.98	12.07	(0.20)	(7.07)	(7.27)
Year Ended June 30, 2025	81.89	0.27	12.11	12.38	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$93.06	13.22%	$241,530	0.84%(g)	(0.22)%(f)(g)	0.90%(g)	14%
88.39	14.83	213,578	0.84	(0.07)	0.90	51
81.19	35.26	169,418	0.84	(0.04)(f)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64

87.48	12.94	13,508	1.34 (g)	(0.72)(f)(g)	1.41 (g)	14
83.67	14.27	11,478	1.34	(0.57)	1.41	51
77.45	34.58	12,253	1.34	(0.54)(f)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64

96.54	13.37	284,000	0.59 (g)	0.03 (g)	0.65 (g)	14
91.35	15.11	339,058	0.59	0.19	0.65	51
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64

87.99	13.09	51,862	1.09 (g)	(0.47)(f)(g)	1.19 (g)	14
84.01	14.55	49,843	1.09	(0.32)	1.19	51
77.56	34.91	49,552	1.09	(0.29)(f)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64

94.13	13.46	187,959	0.44 (g)	0.18 (g)	0.50 (g)	14
89.33	15.29	166,104	0.44	0.33	0.50	51
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$89.33	$0.14	$11.98	$12.12	$(0.28)	$(7.07)	$(7.35)
Year Ended June 30, 2025	81.89	0.36	12.09	12.45	(0.29)	(4.72)	(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$94.10	13.52%	$1,206,122	0.34%(g)	0.28%(g)	0.40%(g)	14%
89.33	15.40	1,091,404	0.34	0.43	0.40	51
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$20.95	$(0.01)(g)	$1.86	$1.85	$—	$(0.66)	$(0.66)
Year Ended June 30, 2025	19.89	— (i)	2.41	2.41	—	(1.35)	(1.35)
Year Ended June 30, 2024	16.89	(0.01)(g)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Class C
Six Months Ended December 31, 2025 (Unaudited)	15.95	(0.05)(g)	1.42	1.37	—	(0.66)	(0.66)
Year Ended June 30, 2025	15.51	(0.08)	1.87	1.79	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(g)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Class I
Six Months Ended December 31, 2025 (Unaudited)	22.24	0.02	1.98	2.00	(0.05)	(0.66)	(0.71)
Year Ended June 30, 2025	21.01	0.05	2.55	2.60	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	18.02	(0.05)(g)	1.60	1.55	—	(0.66)	(0.66)
Year Ended June 30, 2025	17.35	(0.08)	2.10	2.02	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(g)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	22.64	0.02	2.00	2.02	(0.03)	(0.66)	(0.69)
Year Ended June 30, 2025	21.36	0.04	2.60	2.64	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$22.14	8.79%	$384,105	1.56%(h)	(0.07)%(g)	1.86%	34%	48%
20.95	12.21	362,828	1.64 (j)	(0.01)	1.94	71	100
19.89	32.19	319,841	1.71 (k)	(0.08)(g)	2.01	62	109
16.89	24.17	237,165	1.79 (k)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (l)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (m)	(0.39)	2.09	57	96

16.66	8.54	107,610	2.06 (h)	(0.56)(g)	2.36	34	48
15.95	11.64	92,937	2.13 (j)	(0.51)	2.44	71	100
15.51	31.50	61,460	2.20 (k)	(0.57)(g)	2.51	62	109
13.64	23.54	31,189	2.29 (k)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (l)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (m)	(0.88)	2.58	57	96

23.53	8.94	2,055,506	1.31 (h)	0.18	1.61	34	48
22.24	12.48	2,027,630	1.39 (j)	0.24	1.69	71	100
21.01	32.52	1,480,079	1.45 (k)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (k)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (l)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (m)	(0.12)	1.83	57	96

18.91	8.56	3,873	2.00 (h)	(0.51)(g)	2.12	34	48
18.02	11.73	8,540	2.09 (j)	(0.46)	2.20	71	100
17.35	31.58	7,541	2.16 (k)	(0.52)(g)	2.28	62	109
15.03	23.65	5,757	2.20 (k)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (l)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (m)	(0.74)	2.34	57	96

23.97	8.91	51,096	1.36 (h)	0.13	1.46	34	48
22.64	12.46	46,122	1.44 (j)	0.19	1.54	71	100
21.36	32.43	44,798	1.51 (k)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (k)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (l)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (m)	(0.08)	1.68	57	96
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$22.64	$0.03	$2.01	$2.04	$(0.06)	$(0.66)	$(0.72)
Year Ended June 30, 2025	21.36	0.06	2.60	2.66	(0.03)	(1.35)	(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (i)	9.47	9.47	(0.08)	(6.82)	(6.90)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

	December 31, 2025	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	0.95%	1.01%	1.10%	1.10%
Class C	1.45	1.44	1.44	1.51	1.60	1.59
Class I	0.70	0.70	0.69	0.76	0.85	0.85
Class R2	1.40	1.40	1.40	1.42	1.45	1.45
Class R5	0.75	0.75	0.75	0.77	0.80	0.80
Class R6	0.65	0.64	0.64	0.67	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.25	1.26	1.25	1.25
Class C	1.75	1.75	1.75	1.76	1.76	1.74
Class I	1.00	1.00	1.00	1.00	1.00	0.99
Class R2	1.52	1.51	1.52	1.52	1.51	1.50
Class R5	0.85	0.85	0.85	0.86	0.85	0.84
Class R6	0.75	0.74	0.74	0.75	0.75	0.74

(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(h)	Interest expense on securities sold short is 0.12%.

(i)	Amount rounds to less than $0.005.

(j)	Interest expense on securities sold short is 0.13%.

(k)	Interest expense on securities sold short is 0.14%.

(l)	Interest expense on securities sold short is 0.62%.

(m)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$23.96	8.97%	$910,219	1.26%(h)	0.24%	1.36%	34%	48%
22.64	12.56	800,177	1.33 (j)	0.30	1.43	71	100
21.36	32.61	474,521	1.40 (k)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (k)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (l)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (m)	0.01	1.58	57	96

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$45.03	$0.13	$4.50	$4.63	$(0.16)	$(2.24)	$(2.40)
Year Ended June 30, 2025	42.22	0.32	5.05	5.37	(0.33)	(2.23)	(2.56)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Class I
Six Months Ended December 31, 2025 (Unaudited)	45.70	0.19	4.57	4.76	(0.22)	(2.24)	(2.46)
Year Ended June 30, 2025	42.81	0.44	5.10	5.54	(0.42)	(2.23)	(2.65)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	45.62	0.22	4.56	4.78	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2025	42.73	0.48	5.10	5.58	(0.46)	(2.23)	(2.69)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$47.26	10.26%	$702,527	0.60%	0.55%	0.83%	14%
45.03	12.87	573,535	0.60	0.75	0.84	28
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35

48.00	10.39	1,457,438	0.35	0.80	0.58	14
45.70	13.12	1,284,221	0.35	1.00	0.58	28
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35

47.92	10.47	8,788,997	0.25	0.89	0.33	14
45.62	13.25	9,174,782	0.25	1.09	0.33	28
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$79.94	$0.19	$7.41	$7.60	$(0.36)	$(7.45)	$(7.81)
Year Ended June 30, 2025	72.21	0.40	7.75	8.15	(0.42)	—	(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Class C
Six Months Ended December 31, 2025 (Unaudited)	78.10	(0.02)(b)	7.23	7.21	—	(7.45)	(7.45)
Year Ended June 30, 2025	70.53	0.03	7.55	7.58	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Class I
Six Months Ended December 31, 2025 (Unaudited)	80.79	0.30	7.48	7.78	(0.50)	(7.45)	(7.95)
Year Ended June 30, 2025	72.95	0.60	7.82	8.42	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	80.78	0.32	7.48	7.80	(0.54)	(7.45)	(7.99)
Year Ended June 30, 2025	72.93	0.63	7.84	8.47	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (g) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Large Cap Funds	December 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$79.73	9.49%	$114,251	0.65%	0.45%	0.97%	27%
79.94	11.30	91,240	0.64	0.53	0.97	71
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44

77.86	9.21	4,622	1.15	(0.06)(b)	1.49	27
78.10	10.75	4,469	1.14	0.03	1.48	71
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44

80.62	9.63	105,861	0.40	0.70	0.72	27
80.79	11.58	102,634	0.39	0.78	0.72	71
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44

80.59	9.65	77,828	0.35	0.75	0.47	27
80.78	11.65	72,764	0.34	0.83	0.47	71
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$80.87	$0.40	$6.39	$6.79	$(0.51)	$(3.41)	$(3.92)
Year Ended June 30, 2025	74.67	0.89	7.43	8.32	(0.95)	(1.17)	(2.12)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Class C
Six Months Ended December 31, 2025 (Unaudited)	70.71	0.17	5.57	5.74	(0.35)	(3.41)	(3.76)
Year Ended June 30, 2025	65.56	0.43	6.53	6.96	(0.64)	(1.17)	(1.81)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Class I
Six Months Ended December 31, 2025 (Unaudited)	86.38	0.54	6.83	7.37	(0.61)	(3.41)	(4.02)
Year Ended June 30, 2025	79.59	1.16	7.93	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	81.01	0.30	6.40	6.70	(0.41)	(3.41)	(3.82)
Year Ended June 30, 2025	74.78	0.69	7.45	8.14	(0.74)	(1.17)	(1.91)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	86.12	0.43	6.80	7.23	(0.50)	(3.41)	(3.91)
Year Ended June 30, 2025	79.38	0.94	7.91	8.85	(0.94)	(1.17)	(2.11)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	86.39	0.55	6.81	7.36	(0.61)	(3.41)	(4.02)
Year Ended June 30, 2025	79.60	1.19	7.90	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.74	8.39%	$1,557,398	0.94%	0.96%	1.00%	10%
80.87	11.19	1,475,038	0.94	1.12	1.00	22
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14

72.69	8.11	116,723	1.44	0.46	1.50	10
70.71	10.66	116,915	1.44	0.62	1.49	22
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14

89.73	8.53	2,716,093	0.69	1.21	0.74	10
86.38	11.48	2,773,567	0.69	1.37	0.74	22
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14

83.89	8.26	7,055	1.19	0.71	1.26	10
81.01	10.93	6,751	1.19	0.87	1.24	22
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14

89.44	8.39	14,667	0.94	0.96	1.00	10
86.12	11.20	13,543	0.94	1.12	0.99	22
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14

89.73	8.52	4,808	0.69	1.22	0.75	10
86.39	11.48	3,616	0.69	1.41	0.74	22
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$87.12	$0.60	$6.89	$7.49	$(0.67)	$(3.41)	$(4.08)
Year Ended June 30, 2025	80.25	1.31	7.99	9.30	(1.26)	(1.17)	(2.43)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	87.16	0.66	6.88	7.54	(0.72)	(3.41)	(4.13)
Year Ended June 30, 2025	80.28	1.38	8.01	9.39	(1.34)	(1.17)	(2.51)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$90.53	8.60%	$8,974	0.54%	1.32%	0.59%	10%
87.12	11.65	14,215	0.54	1.53	0.59	22
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14

90.57	8.65	2,051,021	0.44	1.46	0.49	10
87.16	11.77	1,993,376	0.44	1.62	0.49	22
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 14 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified(1)
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Non-Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-Diversified
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.

146	J.P. Morgan Large Cap Funds	December 31, 2025

The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.
Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

December 31, 2025	J.P. Morgan Large Cap Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,000,470	$—	$—	$43,000,470

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$12,635,029	$—	$—	$12,635,029
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	90,069	—	—	90,069
Investment of Cash Collateral from Securities Loaned	39,515	—	—	39,515
Total Short-Term Investments	129,584	—	—	129,584
Total Investments in Securities	$12,764,613	$—	$— (a)	$12,764,613
Appreciation in Other Financial Instruments
Futures Contracts	$46	$—	$—	$46

(a)	Amount rounds to less than one thousand.

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,194,144	$—	$—	$5,194,144
Equity Linked Notes	—	844,742	—	844,742
Short-Term Investments
Investment Companies	48,157	—	—	48,157
Total Investments in Securities	$5,242,301	$844,742	$—	$6,087,043

148	J.P. Morgan Large Cap Funds	December 31, 2025

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,572,271	$—	$—	$21,572,271
Appreciation in Other Financial Instruments
Futures Contracts (a)	$121	$—	$—	$121
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(205,318)	$—	$—	$(205,318)
Put Options Written	(54,803)	—	—	(54,803)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(260,000)	$—	$—	$(260,000)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,427,610	$—	$—	$5,427,610
Appreciation in Other Financial Instruments
Futures Contracts (a)	$23	$—	$—	$23
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(2,849)	$—	$—	$(2,849)
Put Options Written	(1,718)	—	—	(1,718)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,544)	$—	$—	$(4,544)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,818,662	$—	$—	$2,818,662
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(101)	$—	$—	$(101)
Options Written (a)
Call Options Written	(9,327)	—	—	(9,327)
Put Options Written	(3,232)	—	—	(3,232)
Total Depreciation in Other Financial Instruments	$(12,660)	$—	$—	$(12,660)

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan Large Cap Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$120,930,081	$—	$—	$120,930,081

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,488,952	$—	$—	$5,488,952

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$34,297,278	$—	$—	$34,297,278

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,990,659	$—	$—	$1,990,659
Appreciation in Other Financial Instruments
Futures Contracts (a)	$24	$—	$—	$24

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,285,829	$—	$—	$4,285,829
Total Liabilities in Securities Sold Short (a)	$(776,194)	$—	$—	$(776,194)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,300,875	$—	$—	$11,300,875
Appreciation in Other Financial Instruments
Futures Contracts (a)	$182	$—	$—	$182

(a)	Please refer to the SOI for specifics of portfolio holdings.

150	J.P. Morgan Large Cap Funds	December 31, 2025

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$302,329	$—	$—	$302,329
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4	$—	$—	$4

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,484,524	$—	$—	$6,484,524

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2025.

December 31, 2025	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Income Fund	$6,552	$(6,552)	$—
Equity Index Fund	38,267	(38,267)	—
Large Cap Growth Fund	195,838	(195,838)	—
Large Cap Value Fund	24,539	(24,539)	—
U.S. GARP Equity Fund	5,753	(5,753)	—
U.S. Value Fund	4,917	(4,917)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Equity Premium Income Fund and U.S. Equity Fund did not have any securities out on loan at December 31, 2025. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the six months ended December 31, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$76,341	$3,101,803	$3,048,987	$76	$(7)	$129,226	129,174	$4,163	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	17,170	10,426	—	—	6,744	6,744	13 *	—
Total	$76,341	$3,118,973	$3,059,413	$76	$(7)	$135,970		$4,176	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$174,507	$2,417	$6,713	$2,703	$16,741	$189,655	588	$1,732	$—

152	J.P. Morgan Large Cap Funds	December 31, 2025

Equity Index Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c)	$—	$128,916	$89,401	$—	$—	$39,515	39,515	$277 *	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (b) (c)	29,487	345,255	284,673	—	—	90,069	90,069	661	—
Total	$203,994	$476,588	$380,787	$2,703	$16,741	$319,239		$2,670	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$9,909	$1,433,272	$1,395,029	$5	$— (c)	$48,157	48,138	$509	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	46,800	46,800	—	—	—	—	17 *	—
Total	$9,909	$1,480,072	$1,441,829	$5	$— (c)	$48,157		$526	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (a) (b)	$1,013,700	$1,938,016	$2,735,809	$—	$—	$215,907	215,907	$3,476	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

December 31, 2025	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Hedged Equity 2 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	$64,889	$1,498,299	$1,523,166	$—	$—	$40,022	40,022	$1,312	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Hedged Equity 3 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	$21,549	$467,674	$467,245	$—	$—	$21,978	21,978	$672	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Large Cap Growth Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$588,926	$13,451,589	$12,416,103	$352	$159	$1,624,923	1,624,274	$43,202	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	10,377	1,464,251	1,271,369	—	—	203,259	203,259	3,699 *	—
Total	$599,303	$14,915,840	$13,687,472	$352	$159	$1,828,182		$46,901	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

154	J.P. Morgan Large Cap Funds	December 31, 2025

Large Cap Value Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$28,240	$1,352,191	$1,316,871	$9	$(6)	$63,563	63,537	$1,771	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	19,800	373,481	367,917	—	—	25,364	25,364	500 *	—
Total	$48,040	$1,725,672	$1,684,788	$9	$(6)	$88,927		$2,271	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$247,623	$5,242,076	$5,398,142	$38	$(15)	$91,580	91,543	$3,260	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	11,892	11,892	—	—	—	—	6 *	—
Total	$247,623	$5,253,968	$5,410,034	$38	$(15)	$91,580		$3,266	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$10,767	$176,239	$160,647	$4	$— (c)	$26,363	26,353	$328	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	13,502	7,595	—	—	5,907	5,907	6 *	—
Total	$10,767	$189,741	$168,242	$4	$— (c)	$32,270		$334	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2025	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
U.S. Large Cap Core Plus Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$104,257	$419,530	$471,156	$9	$1	$52,641	52,620	$886	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

U.S. Research Enhanced Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$49,275	$1,179,874	$812,785	$16	$5	$416,385	416,219	$1,821	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

U.S. Sustainable Leaders Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$3,096	$62,938	$59,670	$1	$— (c)	$6,365	6,362	$132	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.

156	J.P. Morgan Large Cap Funds	December 31, 2025

U.S. Value Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$184,750	$259,399	$416,090	$19	$(2)	$28,076	28,065	$1,518	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	23,649	103,389	121,960	—	—	5,078	5,078	264 *	—
Total	$208,399	$362,788	$538,050	$19	$(2)	$33,154		$1,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited with the broker is recorded as Deposits at broker for option contracts, while cash collateral deposited at the Funds' custodian for the benefit of the broker is recorded as Restricted cash for exchange-traded options on the Statements of Assets and Liabilities. Securities designated as collateral are denoted on the SOIs.

December 31, 2025	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended December 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$44,857
Ending Notional Balance Long	64,105

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$133,443	$158,057	$60,335
Ending Notional Balance Long	251,250	47,217	24,470
Exchange-Traded Options:
Average Number of Contracts Purchased	32,462	8,301	4,527
Average Number of Contracts Written	(64,924)	(16,602)	(9,056)
Ending Number of Contracts Purchased	31,227	7,915	4,091
Ending Number of Contracts Written	(62,454)	(15,830)	(8,182)

158	J.P. Morgan Large Cap Funds	December 31, 2025

	U.S. Equity Fund	U.S. GARP Equity Fund	U.S. Large Cap Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$12,603	$13,398	$7,157
Ending Notional Balance Long	—	24,470	—

	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$61,249	$4,775
Ending Notional Balance Long	66,517	4,825
The Funds' derivatives contracts held at December 31, 2025 are not accounted for as hedging instruments under GAAP.
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of December 31, 2025, Equity Premium Income Fund had outstanding ELNs as listed on its SOI.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of December 31, 2025, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

December 31, 2025	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$91	$14	$57	n/a	$6	$3	$2	$6	$234	$413
Equity Index Fund
Transfer agency fees	99	2	11	n/a	n/a	n/a	n/a	n/a	30	142
Equity Premium Income Fund
Transfer agency fees	10	7	23	n/a	n/a	n/a	n/a	— (a)	5	45
Hedged Equity Fund
Transfer agency fees	23	9	70	n/a	n/a	n/a	n/a	— (a)	26	128
Hedged Equity 2 Fund
Transfer agency fees	4	3	20	n/a	n/a	n/a	n/a	— (a)	8	35
Hedged Equity 3 Fund
Transfer agency fees	2	2	10	n/a	n/a	n/a	n/a	— (a)	3	17
Large Cap Growth Fund
Transfer agency fees	229	17	122	n/a	21	11	5	8	469	882
Large Cap Value Fund
Transfer agency fees	24	2	12	n/a	2	1	— (a)	1	18	60
U.S. Equity Fund
Transfer agency fees	61	8	22	$17	6	5	1	6	115	241
U.S. GARP Equity Fund
Transfer agency fees	7	1	4	n/a	10	n/a	n/a	1	4	27
U.S. Large Cap Core Plus Fund
Transfer agency fees	9	2	14	n/a	1	n/a	n/a	1	4	31
U.S. Research Enhanced Equity Fund
Transfer agency fees	9	n/a	17	n/a	n/a	n/a	n/a	n/a	42	68
U.S. Sustainable Leaders Fund
Transfer agency fees	3	— (a)	2	n/a	n/a	n/a	n/a	n/a	1	6
U.S. Value Fund
Transfer agency fees	80	4	17	n/a	1	1	— (a)	— (a)	24	127

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

160	J.P. Morgan Large Cap Funds	December 31, 2025

M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
N. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
O. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.036%, 0.071%, 0.075%, 0.060%, 0.075%, 0.075%, 0.019%, 0.075%, 0.043%, 0.075%, 0.075%, 0.072%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

December 31, 2025	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$87	$— (a)
Equity Index Fund	35	— (a)
Equity Premium Income Fund	143	— (a)
Hedged Equity Fund	48	— (a)
Hedged Equity 2 Fund	8	—
Hedged Equity 3 Fund	3	—
Large Cap Growth Fund	401	—
Large Cap Value Fund	13	—
U.S. Equity Fund	114	— (a)
U.S. GARP Equity Fund	9	—
U.S. Large Cap Core Plus Fund	25	4
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	2	—
U.S. Value Fund	52	— (a)

(a)	Amount rounds to less than one thousand.

162	J.P. Morgan Large Cap Funds	December 31, 2025

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

December 31, 2025	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

The expense limitation agreements were in effect for the six months ended December 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Equity Index Fund	$2,459	$2,005	$1,370	$5,834	$30
Equity Premium Income Fund	—	—	— (a)	— (a)	—
Hedged Equity 2 Fund	—	—	— (a)	— (a)	—
Hedged Equity 3 Fund	1	1	1	3	1
Large Cap Growth Fund	13,737	9,166	245	23,148	181
Large Cap Value Fund	796	530	52	1,378	12
U.S. Equity Fund	1,319	876	109	2,304	115
U.S. GARP Equity Fund	321	213	19	553	—
U.S. Large Cap Core Plus Fund	982	654	2,585	4,221	—
U.S. Research Enhanced Equity Fund	2,861	1,908	1,571	6,340	—
U.S. Sustainable Leaders Fund	103	69	220	392	—
U.S. Value Fund	951	636	93	1,680	19

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.

164	J.P. Morgan Large Cap Funds	December 31, 2025

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 were as follows:

Equity Income Fund	$101
Equity Index Fund	29
Equity Premium Income Fund	16
Hedged Equity Fund	191
Hedged Equity 2 Fund	34
Hedged Equity 3 Fund	21
Large Cap Growth Fund	1,042
Large Cap Value Fund	49
U.S. Equity Fund	100
U.S. GARP Equity Fund	8
U.S. Large Cap Core Plus Fund	29
U.S. Research Enhanced Equity Fund	43
U.S. Sustainable Leaders Fund	3
U.S. Value Fund	53
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2025, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Large Cap Core Plus Fund and U.S. Research Enhanced Equity Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the six months ended December 31, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Premium Income Fund	$16
Hedged Equity Fund	97
Hedged Equity 2 Fund	114
Hedged Equity 3 Fund	22
U.S. GARP Equity Fund	4
U.S. Large Cap Core Plus Fund	2
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$4,752,498	$8,573,175	$—	$—
Equity Index Fund	357,150	272,283	—	—
Equity Premium Income Fund	5,826,819	6,153,689	—	—
Hedged Equity Fund	2,928,368	4,791,291	—	—
Hedged Equity 2 Fund	1,315,567	1,924,260	—	—

December 31, 2025	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Hedged Equity 3 Fund	$473,938	$1,316,052	$—	$—
Large Cap Growth Fund	29,205,018	31,763,159	—	—
Large Cap Value Fund	4,727,761	4,873,098	—	—
U.S. Equity Fund	8,101,559	8,800,730	—	—
U.S. GARP Equity Fund	264,808	405,119	—	—
U.S. Large Cap Core Plus Fund	1,440,683	1,429,066	643,189	558,166
U.S. Research Enhanced Equity Fund	1,601,741	2,807,486	—	—
U.S. Sustainable Leaders Fund	80,265	77,134	—	—
U.S. Value Fund	661,823	904,937	—	—
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$25,918,400	$17,331,214	$249,144	$17,082,070
Equity Index Fund	4,052,838	8,807,900	96,079	8,711,821
Equity Premium Income Fund	4,881,696	1,296,176	90,829	1,205,347
Hedged Equity Fund	10,957,366	10,530,186	175,281	10,354,905
Hedged Equity 2 Fund	3,366,579	2,166,029	109,542	2,056,487
Hedged Equity 3 Fund	1,670,131	1,177,579	41,708	1,135,871
Large Cap Growth Fund	74,002,591	47,985,778	1,058,288	46,927,490
Large Cap Value Fund	4,801,813	796,469	109,330	687,139
U.S. Equity Fund	17,941,427	16,713,174	357,323	16,355,851
U.S. GARP Equity Fund	882,424	1,120,975	12,716	1,108,259
U.S. Large Cap Core Plus Fund *	1,870,733	1,698,279	59,377	1,638,902
U.S. Research Enhanced Equity Fund	5,815,633	5,565,980	80,556	5,485,424
U.S. Sustainable Leaders Fund	219,025	90,641	7,333	83,308
U.S. Value Fund	4,529,104	2,044,960	89,540	1,955,420

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
At June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$—	$3,265
Equity Premium Income Fund	1,099,073	62,031
Hedged Equity Fund	1,063,642	447,595
Hedged Equity 2 Fund	446,580	513,724
Hedged Equity 3 Fund	116,617	241,739

166	J.P. Morgan Large Cap Funds	December 31, 2025

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the Funds deferred to July 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Premium Income Fund	$339,900	$(258,944)
Hedged Equity Fund	401,169	14,264
Hedged Equity 2 Fund	86,642	(3,417)
Hedged Equity 3 Fund	32,733	(1,942)
Large Cap Value Fund	8,638	—
U.S. Large Cap Core Plus Fund	51,056	—
During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$30,625	$62,506
Equity Premium Income Fund	—	93,497
Large Cap Growth Fund	541,933	—
U.S. Sustainable Leaders Fund	11,932	1,002
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.

December 31, 2025	J.P. Morgan Large Cap Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	12.2%	2	34.6%
Equity Index Fund	3	31.3	—	—
Equity Premium Income Fund	1	13.5	2	52.5
Hedged Equity Fund	—	—	2	40.2
Hedged Equity 2 Fund	1	17.8	2	27.8
Hedged Equity 3 Fund	—	—	4	54.5
Large Cap Growth Fund	—	—	1	19.9
Large Cap Value Fund	1	11.8	2	27.6
U.S. Equity Fund	—	—	2	27.6
U.S. GARP Equity Fund	2	29.6	—	—
U.S. Large Cap Core Plus Fund	1	29.4	—	—
U.S. Research Enhanced Equity Fund	—	—	2	36.6
U.S. Sustainable Leaders Fund	—	—	2	40.5
U.S. Value Fund	—	—	2	40.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	63.5%
Large Cap Value Fund	24.1	—	—
U.S. GARP Equity Fund	44.2	—	—
U.S. Research Enhanced Equity Fund	11.1	22.0	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index, if any, or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

168	J.P. Morgan Large Cap Funds	December 31, 2025

8. Reorganization
At a meeting held on February 10-12, 2026, the JPM I Board approved the reorganization (the “Reorganization”) of the U.S. GARP Equity Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“JPM Fundamental Data Science Large Growth ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about July 10, 2026.
Following the Reorganization, the Fund's performance and financial history will be adopted by JPM Fundamental Data Science Large Growth ETF. JPMorgan Fundamental Data Science Large Growth ETF will have the same objective and fundamental investment policies as U.S. GARP Equity Fund, but its investment process will be changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team will change.

December 31, 2025	J.P. Morgan Large Cap Funds	169

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-LCE-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
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The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
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The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
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Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
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The administration services provided by the Adviser in its role as Administrator;

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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
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The overall reputation and capabilities of the Adviser and its affiliates;
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The commitment of the Adviser to provide high quality service to the Funds;
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Their overall confidence in the Adviser’s integrity; and
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The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund and U.S. Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s performance for both Class A and Class R6 shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Equity Index Fund’s performance for Class A, Class I and Class R6 shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Equity Premium Income Fund’s performance for Class A shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. Broadridge did not calculate quintile rankings for Class R6 shares due to the limited number of funds in the Universe. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Hedged Equity Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Hedged Equity 2 Fund’s performance for Class A, Class I and Class R6 shares was in the first and second quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Hedged Equity 3 Fund’s performance for Class A shares was in the second and first quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the second quintile of the Universe for both the one- and three- year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the
Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Large Cap Growth Fund’s performance for Class A, Class I and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Large Cap Value Fund’s performance for Class A, Class I and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Equity Fund’s performance for Class A and Class I shares was in the third, third and first quintiles of the Universe for the one-, three and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. GARP Equity Fund’s performance for Class A and Class I shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Large Cap Core Plus Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s performance for Class A and Class R6 shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Sustainable Leaders Fund’s performance for Class A shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the first, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second and fourth quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Value Fund’s performance for both Class A and Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s net advisory fee for Class A shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Equity Index Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Equity Premium Income Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile of both the Peer Group and Universe. Broadridge did not calculate quintile rankings for Class R6 shares due to the limited number of funds in the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 2 Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 3 Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Growth Fund’s net advisory fee for Class A and Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A and Class I shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Equity Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. GARP Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Large Cap Core Plus Fund’s net advisory fee for Class A shares was in the second and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and fifth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the fourth quintile of both the Peer Group and Universe. After considering all of the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Sustainable Leaders Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 2, 2026